As filed with the Securities and Exchange Commission on April 27, 2007

File No. 333-81553

File No. 811-8108

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 11 and/or	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 109	☒

Protective Variable Annuity
Separate Account

(Exact Name of Registrant)

Protective Life Insurance Company

(Name of Depositor)

2801 Highway 280 South
Birmingham, Alabama 35223

(Address of Depositor’s Principal Executive Offices)

(205) 268-1000

(Depositor’s Telephone Number, including Area Code)

MAX BERUEFFY, Esquire
Protective Life Insurance Company
2801 Highway 280 South
Birmingham, Alabama, 35223

(Name and Address of Agent for Services)

Copy to:
STEPHEN E. ROTH, Esquire
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
(202) 383-0158

It is proposed that this filing become effective (check appropriate box):

☐               immediately upon filing pursuant to paragraph (b) of Rule 485;

☒             on May 1, 2007 pursuant to paragraph (b) of Rule 485;

☐               60 days after filing pursuant to paragraph (a) of Rule 485;

☐               on May 1, 2007 pursuant to paragraph (a)(1) of Rule 485.

Title of Securities Being Registered: Interests in a separate account issued through variable annuity contracts.

PART A

INFORMATION REQUIRED TO BE IN THE PROSPECTUS

Protective Life Insurance Company Protective Variable Annuity Separate Account P.O. Box 10648 Birmingham, Alabama 35202-0648 Telephone: 1-800-456-6330 www.protective.com

This Prospectus describes the Protective AdvantageSM Contract, a group and individual flexible premium deferred variable and fixed annuity contract offered by Protective Life Insurance Company. The Contract is designed for investors who desire to accumulate capital on a tax deferred basis for retirement or other long term investment purpose. It may be purchased on a non-qualified basis or for use with certain qualified retirement plans.

You generally may allocate your investment in the Contract among the Guaranteed Account and the Sub-Accounts of the Protective Variable Annuity Separate Account. The Sub-Accounts that are available in Contracts purchased after May 31, 2003 invest in the following Funds:

Fidelity® Variable Insurance
Products

VIP Contrafund® Portfolio-SC2
VIP Equity-Income Portfolio-SC2
VIP Growth Portfolio-SC2
VIP Index 500-SC2

VIP Investment Grade Bond Portfolio-SC2

VIP MidCap Portfolio-SC2

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth
Securities Fund, Class 2

Franklin Income Securities
Fund, Class 2

Franklin Rising Dividends
Securities Fund, Class 2

Franklin Small Mid-Cap Growth
Securities Fund, Class 2

Franklin U.S. Government Fund, Class 2

Mutual Shares Securities Fund,Class 2

Templeton Foreign Securities Fund, Class 2

Templeton Global Income Securities Fund, Class 2

Templeton Growth Securities Fund, Class 2

Goldman Sachs Variable Insurance Trust

Capital Growth Fund, Institutional Class
Growth and Income Fund, Institutional Class
MidCap Value Fund, Institutional Class
Strategic International Equity Fund, Institutional Class
Structured Small Cap Equity Fund, Institutional Class
Structured U.S. Equity Fund, Institutional
Class

Lord Abbett Series Fund

America’s Value Portfolio
Bond-Debenture Portfolio
Growth and Income Portfolio
Growth Opportunities Portfolio
Mid-Cap Value Portfolio

MFS® Variable Insurance TrustSM

Emerging Growth Series-SS
Investors Growth Stock Series-SS
Investors Trust Series-SS
New Discovery Series-SS
Research Series-SS
Total Return Series-SS
Utilities Series-SS

Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA-SS
Global Securities Fund/VA-SS
High Income Fund/VA-SS
Main Street Fund/VA-SS
MidCap Fund/VA-SS
Strategic Bond Fund/VA-SS
Money Fund/VA

Universal Institutional Funds, Inc.

Equity and Income Portfolio Class II

Van Kampen Life Investment Trust

Aggressive Growth Portfolio Class II
Comstock Portfolio Class II
Enterprise Portfolio Class II
Government Portfolio Class II

Growth and Income Portfolio Class II

Strategic Growth Portfolio Class II

Contracts purchased before June 1, 2003 have different Sub-Accounts and corresponding Funds. See “The Company, Variable Account and Funds.”

The value of your Contract that is allocated to the Sub-Accounts will vary according to the investment performance of the Funds in which the selected Sub-Accounts are invested. You bear the investment risk on amounts you allocate to the Sub-Accounts.

This Prospectus sets forth basic information about the Contract and the Variable Account that a prospective investor should know before investing. The Statement of Additional Information, which has been filed with the Securities and Exchange Commission, contains additional information about the Contract and the Variable Account. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is on the last page of this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing or calling Protective Life at the address or telephone number shown above. You may also obtain an electronic copy of the Statement of Additional Information, as well as other material that we file electronically and certain material incorporated by reference, at the SEC web site (http://www.sec.gov).

Please read this prospectus carefully. Investors should keep a copy for future reference.

The Protective AdvantageSM Contract is not a deposit or obligation of, or guaranteed by, any bank or financial institution. It is not insured by the Federal Deposit Insurance Corporation or any other government agency, and it is subject to investment risk, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The date of this Prospectus is May 1, 2007

DEFINITIONS

“We”, “us”, “our”, “Protective Life”, and “Company” refer to Protective Life Insurance Company. “You” and “your” refer to the person(s) who has been issued a Contract.

Accumulation Unit: A unit of measure used to calculate the value of a Sub-Account prior to the Annuity Commencement Date.

Allocation Option: Any account to which you may allocate Purchase Payments or transfer Contract Value under this Contract. The Allocation Options are the Sub-Accounts of the Variable Account and the Guaranteed Accounts available in this Contract.

Annuity Commencement Date: The date as of which the Contract Value, less applicable premium tax, is applied to an Annuity Option.

Annuity Option: The payout option under which the Company makes annuity income payments.

Annuity Unit: A unit of measure used to calculate the amount of the variable income payments.

Assumed Investment Return: The assumed annual rate of return used to calculate the amount of the variable income payments.

Code: The Internal Revenue Code of 1986, as amended.

Contract: Protective AdvantageSM, a flexible premium, deferred, variable and fixed annuity contract.

Contract Anniversary: The same month and day as the Effective Date in each subsequent year of the Contract.

Contract Value: Prior to the Annuity Commencement Date, the sum of the Variable Account value and the Guaranteed Account value.

Contract Year: Any period of 12 months commencing with the Effective Date or any Contract Anniversary.

DCA: Dollar cost averaging.

DCA Fixed Accounts: The DCA Fixed Accounts are part of the Company’s general account and are not part of or dependent upon the investment performance of the Variable Account. These accounts are available for dollar cost averaging only.

Effective Date: The date as of which the initial Net Purchase Payment is credited to the Contract and the date the Contract takes effect.

Fixed Account: The Fixed Account is part of the Company’s general account and is not part of or dependent upon the investment performance of the Variable Account.

Fund: Any investment portfolio in which a corresponding Sub-Account invests.

Guaranteed Account: The Fixed Account, the DCA Fixed Accounts, and any other Allocation Option we may offer with interest rate guarantees.

Net Purchase Payment: The Purchase Payment, less the sales charge and any applicable premium taxes.

Purchase Payment: The amount(s) paid by the Owner and accepted by the Company as consideration for this Contract.

Qualified Contracts: Contracts issued in connection with retirement plans that receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

Qualified Plans: Retirement plans that receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

Sub-Account: A separate division of the Variable Account.

Valuation Day: Each day on which the New York Stock Exchange is open for business.

Valuation Period: The period which begins at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next Valuation Day.

Variable Account: The Protective Variable Annuity Separate Account, a separate investment account of Protective Life.

Written Notice: A notice or request submitted in writing in a form satisfactory to the Company that we receive at the administrative office via U.S. postal service or nationally recognized overnight delivery service.

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and charges that you will pay at the time you buy the Contract, partially or fully surrender the Contract, or transfer amounts between the Sub-Accounts and/or the Guaranteed Account.

OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchase Payments	5.50%	(1)
Maximum Surrender Charge	None
Transfer Fee	$25	(2)
Premium Tax	3.5%	(3)

(1)   The Sales Charge percentage decreases at certain points as your Contract Value or the aggregate amount of your Purchase Payments increases. Your Purchase Payment may also qualify for a reduced sales charge percentage under our Rights of Accumulation program. If you purchased your Contract before January 5, 2004, your Purchase Payment may qualify for a reduced sales charge percentage under our Letter of Intent Program.(See “Charges and Deductions.”)

(2) Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future. (See “Charges and Deductions.”)

(3)   Some states impose premium taxes at rates currently ranging up to 3.5%. If premium taxes apply to your Contract, we will deduct them from the Purchase Payment(s) when accepted or from the Contract Value upon a full or partial surrender, death or annuitization.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

PERIODIC CHARGES
(other than Fund expenses)
Annual Contract Maintenance Fee	$30	(1)
Variable Account Annual Expenses
(as a % of average Variable Account value)
Contract with Return of Purchase Payments Death Benefit(2)
Mortality and Expense Risk Charge(3)			0.60%
Administration Charge			0.10%
Total Variable Account Annual Expenses			0.70%
Contract with Optional Benefit Package(4)
Mortality and Expense Risk Charge(3)			0.90%
Administration Charge			0.10%
Total Variable Account Annual Expenses			1.00%
(1) We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders, is $50,000 or more. (See “Charges and Deductions.”)

(2)   If your Contract was purchased before January 5, 2004, you had the option of selecting the Return of Purchase Payments Death Benefit with the Earnings Enhancement Death Benefit (“EEDB”). Under this selection, the Mortality and Expense Risk Charge is increased by 0.25% to equal 0.85% while the EEDB is in effect. With the EEDB in effect, Total Variable Account Annual Expenses are 0.95%.

(3)   The mortality and expense risk charges presented in the table apply before the Annuity Commencement Date. After the Annuity Commencement Date, the mortality and expense risk charge for all Contracts is 0.60% (on an annual basis) of average daily net assets of the Variable Account attributable to the Contract.

(4)   If your Contract was purchased before January 5, 2004, you had the option of selecting the Contract with Optional Benefit Package with the Earnings Enhancement Death Benefit (“EEDB”). If you did not select the EEDB, the Mortality and Expense Risk Charge is 0.75%, and therefore Total Variable Account Annual Expenses are 0.85%. With the EEDB in effect, the Mortality and Expense Risk Charge is increased by 0.25% to equal 1.00%, and therefore Total Variable Account Annual Expenses are 1.10%.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

The Fund expenses used to prepare the next table were provided to Protective Life by the Funds. Protective Life has not independently verified such information. The expenses shown are based on expenses incurred for the year ended December 31, 2006. Current or future expenses may be higher or lower than those shown.

RANGE OF EXPENSES FOR THE FUNDS
	Minimum		Maximum
Total Annual Fund Operating Expenses	0.35%	-	1.45	%(1)
(total of all expenses that are deducted from fund assets, including management fees, 12b-1 fees, and other expenses)

(1)   The range of Total Annual Fund Operating Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds’ advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund’s expenses.

Example of Charges

If your Contract was purchased on or after January 5, 2004, the following example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The example shows the costs of investing in the Contract, including owner transaction expenses, the annual contract maintenance fee, Variable Account charges (assuming the Optional Benefit Package is selected), and both maximum and minimum total Annual Fund Operating Expenses. The example does not reflect transfer fees or premium taxes, which may range up to 3.5% depending on the jurisdiction.

The example assumes that you invest $10,000 in the Contract for the periods indicated. The example also assumes that your investment has a 5% return each year.

If you surrender, annuitize(1) or remain invested in the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Total Fund Expenses	789	1,284	1,803	3,215
Minimum Total Fund Expenses	688	979	1,291	2,172

If your Contract was purchased before January 5, 2004, the following example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The example shows the costs of investing in the Contract, including owner transaction expenses, the annual contract maintenance fee, Variable Account charges (assuming the Optional Benefit Package and the Earnings Enhancement Death Benefit were selected), and both maximum and minimum total annual Fund operating expenses. The example does not reflect transfer fees or premium taxes, which may range up to 3.5% depending on the jurisdiction.

The example assumes that you invest $10,000 in the Contract for the periods indicated. The example also assumes that your investment has a 5% return each year.

(1) If you surrender, annuitize(1) or remain invested in the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Total Fund Expenses	798	1,312	1,850	3,308
Minimum Total Fund Expenses	698	1,009	1,341	2,277

(1)          Generally, you cannot annuitize your Contract before its 5th anniversary. In limited circumstances we may allow you to annuitize your Contract after its 2nd anniversary. (See “Annuitization.”) Different fees and expenses not reflected in the example may be assessed after you annuitize under a variable income payment option. (See “Charges and Deductions, Mortality and Expense Risk Charge.”)

Please remember that the example is an illustration and does not guarantee the amount of future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% rate of return assumed in the example.

SUMMARY

The Contract

What is the Protective AdvantageSM Contract?

The Protective AdvantageSM Contract is a flexible premium deferred variable and fixed annuity contract issued by Protective Life. (See “The Contract”.) In certain states the Contract is offered as a group contract to eligible persons.

How may I purchase a Contract?

Protective Life sells the Contracts through registered representatives of broker-dealers. We pay commissions and other compensation to the broker-dealers for selling the Contracts. (See “Distribution of the Contracts.”)

Protective Life will issue your Contract when it receives and accepts your complete application information and an initial Purchase Payment through the broker-dealer you have selected. (See “Issuance of a Contract”.)

What are the Purchase Payments?

The minimum amount that Protective Life will accept as an initial Purchase Payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. Subsequent Purchase Payments may only be made at any time prior to the earlier of: (1) the oldest Owner’s 85th birthday; or (2) the Annuitant’s 85th birthday. Generally, Purchase Payments will not be accepted within 5 years of the Annuity Commencement Date then in effect. The minimum subsequent Purchase Payment we will accept is $100, or $50 if made by electronic funds transfer or as part of the automatic purchase plan. Currently, we will accept a minimum payment of $50 under this plan. The maximum aggregate Purchase Payment(s) we will accept without prior administrative office approval is $1,000,000. We reserve the right not to accept any Purchase Payment. (See “Purchase Payments”.)

Can I cancel the Contract?

You have the right to return the Contract within a certain number of days (which varies by state and is never less than ten) after you receive it. The returned Contract will be treated as if it were never issued. Protective Life will refund the Contract Value plus the sales charge in states where permitted. This amount may be more or less than the Purchase Payments. Where required, we will refund Purchase Payments. (See “Right to Cancel”.)

Can I transfer amounts in the Contract?

Prior to the Annuity Commencement Date, you may request transfers from one Allocation Option to another. No amounts may be transferred into a DCA Fixed Account. At least $100 must be transferred. The maximum amount that may be transferred from the Fixed Account is the greater of (a) $2,500; or (b) 25% of the value of the Fixed Account per Contract Year. We reserve the right to charge a transfer fee of $25 for each transfer after the 12th transfer during such Contract Year. We may restrict or refuse to honor transfers when we determine that they may be detrimental to the Funds or Contract Owners, such as frequent transfers and market timing transfers by or on behalf of an Owner or group of Owners. (See “Transfers”.)

Can I surrender the Contract?

Upon Written Notice before the Annuity Commencement Date, you may surrender the Contract and receive its surrender value. (See “Surrenders and Partial Surrenders”.) Surrenders may have federal and state income tax consequences. In addition, surrenders from Contracts issued pursuant to Section 403(b) of the Code may not be allowed in certain circumstances. (See “Federal Tax Matters”.)

Is there a death benefit?

If any Owner dies prior to the Annuity Commencement Date and while this Contract is in force, a death benefit, less any applicable premium tax, will be payable to the Beneficiary. The death benefit is determined as of the end of the Valuation Period during which we receive due proof of the Owner’s death. Subject to age limitations, you may select the death benefit option that is available in this Contract. You must select the death benefit option at the time you apply for the Contract, and your selection may not be changed after the Contract is issued. (See “Death Benefit.”)

What Annuity Options are available?

Currently, we apply the Contract Value, less any applicable premium tax, to an Annuity Option on the Annuity Commencement Date, unless you choose to receive the surrender value in a lump sum. Annuity Options include: payments for a certain period and life income with or without payments for a certain period. Some Annuity Options are available on either a fixed or variable payment basis. (See “Annuitization”.)

Is the Contract available for qualified retirement plans?

You may purchase the Contract for use within certain qualified retirement plans or arrangements that receive favorable tax treatment, such as individual retirement accounts and individual retirement annuities (IRAs), pension and profit sharing plans (including H.R. 10 Plans), and tax sheltered annuity plans. Many of these qualified plans, including IRAs, provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans or arrangements alone. There are costs and expenses under the Contract related to these benefits and features. You should consult a qualified tax or financial adviser for information specific to your circumstances to determine whether the use of the Contract within a qualified retirement plan is an appropriate investment for you. (See “Description of the Contract, The Contract,” and “Federal Tax Matters, Qualified Retirement Plans.”)

Where may I find financial information about the Sub-Accounts?	You may find financial information about the Sub-Accounts in Appendix D to this prospectus and in the Statement of Additional Information.
Other contracts

We offer other types of annuity contracts and insurance policies that also invest in the same Funds in which your Contract invests. These other types of contracts and policies may have different charges that could affect the value of Sub-Accounts and may offer different benefits than the Contract. To obtain more information about these other contracts and policies, you may contact our administrative office in writing or by telephone.

Federal Tax Status

Generally, all earnings on the investments underlying the Contract are tax-deferred until withdrawn or until annuity income payments begin. A distribution from a non-Qualified Contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In the case of a Qualified Contract, a distribution generally will result in taxable income even if there has not been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. (See “Federal Tax Matters”.)

THE COMPANY, VARIABLE ACCOUNT AND FUNDS

Protective Life Insurance Company

The Contracts are issued by Protective Life. Protective Life is a Tennessee corporation and was founded in 1907. Protective Life provides life insurance, annuities, and guaranteed investment contracts. Protective Life is currently licensed to transact life insurance business in 49 states and the District of Columbia. As of December 31, 2006, Protective Life had total assets of approximately $39.2 billion. Protective Life is the principal operating subsidiary of Protective Life Corporation (“PLC”), an insurance holding company whose stock is traded on the New York Stock Exchange. PLC, a Delaware corporation, had total assets of approximately $39.8 billion at December 31, 2006.

Protective Variable Annuity Separate Account

The Protective Variable Annuity Separate Account is a separate investment account of Protective Life. The Variable Account was established under Tennessee law by the Board of Directors of Protective Life on October  11, 1993. The Variable Account is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and meets the definition of a separate account under federal securities laws. This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

Protective Life owns the assets of the Variable Account. These assets are held separate from other assets and are not part of Protective Life’s general account. The portion of the assets of the Variable Account equal to the reserves or other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business Protective Life conducts. Protective Life may transfer to its general account any assets which exceed the reserves and other contract liabilities of the Variable Account. Protective Life may accumulate in the Variable Account the charge for mortality and expense risks and investment results applicable to those assets that are in excess of the net assets supporting the contracts. The income, gains and losses, both realized and unrealized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to any other income, gains or losses of Protective Life. The obligations under the Contracts are obligations of Protective Life.

The following 47 Sub-Accounts of the Variable Account generally are available under the Contracts:

Fidelity VIP Mid Cap-SC2*
Fidelity VIP Growth-SC2*
Fidelity VIP Equity-Income-SC2*
Fidelity VIP Contrafund®-SC2*
Fidelity VIP Investment Grade Bond-SC2*
Fidelity VIP Index 500-SC2*

Franklin Income Securities-C2*
Franklin Rising Dividends Securities-C2*

Franklin Small-Mid Cap Growth
Securities-C2*

Franklin Flex Cap Growth Securities-C2*

Franklin U.S. Government-C2*
Mutual Shares Securities-C2*
Templeton Foreign Securities-C2*
Templeton Global Income Securities-C2*
Templeton Growth Securities-C2*

Goldman Sachs Structured Small Cap Equity
Goldman Sachs Capital Growth
Goldman Sachs Mid CapValue**
Goldman Sachs Strategic International Equity
Goldman Sachs Structured U.S. Equity
Goldman Sachs Growth and Income

Lord Abbett Growth and Income
Lord Abbett Mid-Cap Value
Lord Abbett Bond-Debenture

Lord Abbett Growth Opportunities
Lord Abbett America’s Value

MFS New Discovery SS*
MFS Emerging Growth SS*(1)
MFS Research SS*(1)
MFS Investors Growth Stock SS*(1)
MFS Investors Trust SS*(1)
MFS Utilities SS*(1)
MFS Total Return SS*(1)

Oppenheimer Mid Cap SS*(1)
Oppenheimer Global Securities SS*(1)
Oppenheimer Capital Appreciation SS*(1)
Oppenheimer Main Street SS*(1)
Oppenheimer High Income SS*(1)
Oppenheimer Strategic Bond SS*(1)
Oppenheimer Money Fund

Van Kampen Aggressive Growth II*
Van Kampen Enterprise II*(2)
Van Kampen Comstock II*(2)
Van Kampen Growth and Income II*(2)
Van Kampen Government II*
Van Kampen Strategic Growth II*(2)
Van Kampen UIF Equity and Income II*

*             This Sub-Account invests in a class of Fund shares that pays distribution or service fees under Rule 12b-1 of the Investment Company Act of 1940. For more information please see “Other Information about the Funds” and “Distribution of the Contracts” in this prospectus, and the prospectus for the Fund.

**  This Sub-Account is available only in Contracts purchased before May 1, 2006.

(1)        Class SS shares only available to Contracts purchased on or after June 1, 2003.

(2)        Class II shares only available to Contracts purchased on or after June 1, 2003.

The following four additional Sub-Accounts of the Variable Account are also available to certain Owners who purchased their Contract before May 1, 2002 and who meet one or more of the following the conditions:

(1)   as of April 30, 2002, Contract Value was allocated to the Sub-Account;

(2)   as of April 30, 2002, we had a current allocation instruction from the Owner directing us to allocate amounts to the Sub-Account in the future; or

(3)   as of April 30, 2002, we had a current dollar cost averaging transfer instruction from the Owner directing us to transfer amounts to the Sub-Account in the future.

Calvert Variable Series, Inc. Social Small Cap Growth Portfolio

Calvert Variable Series, Inc. Social Balanced Portfolio

Van Eck Worldwide Insurance Trust Worldwide Hard Assets Fund

Van Eck Worldwide Insurance Trust Worldwide Real Estate Fund

For purposes of determining which Sub-Accounts are available in your Contract, we will treat the date of your application as the date you purchased your Contract. This Contract may not offer all the Sub-Accounts of the Variable Account, and other contracts Protective Life issues may offer some or all of the Sub-Accounts of the Variable Account.

Administration

Protective Life Insurance Company performs the Contract administration at its administrative office at 2801 Highway 280 South, Birmingham, Alabama 35223. Contract administration includes processing applications for the Contracts and subsequent Owner requests; processing Purchase Payments, transfers, surrenders and death benefit claims as well as performing record maintenance and disbursing annuity income payments.

The Funds

The assets of each Sub-Account are invested solely in a corresponding Fund. Each Fund is an investment portfolio of one of the following investment companies: Fidelity® Variable Insurance Products managed by Fidelity Management & Research Company and subadvised by FMR Co., Inc. or Fidelity Investments Money Management, Inc.; Goldman Sachs Variable Insurance Trust managed by Goldman Sachs Asset Management L.P. or Goldman Sachs Asset Management International; Van Kampen Life Investment Trust managed by Van Kampen Asset Management; Universal Institutional Funds, Inc., managed by Morgan Stanley Investment Management Inc., doing business as Van Kampen; Oppenheimer Variable Account Funds managed by OppenheimerFunds, Inc.; MFS® Variable Insurance TrustSM managed by MFS Investment Management; Lord Abbett Series Trust, managed by Lord, Abbett & Co. Franklin Advisers, Inc. is the investment adviser for the Franklin Flex Cap Growth Securities Fund, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin U.S. Government Fund and Templeton Global Income Securities Fund. Franklin Advisory Services, LLC is the investment adviser for Franklin Rising Dividends Securities Fund. Franklin Mutual Advisers, LLC is the investment adviser for Mutual Shares Securities Fund. Templeton Investment Counsel, LLC is investment adviser for Templeton Foreign Securities Fund and Templeton Global Advisors Limited is investment adviser for Templeton Growth Securities Fund. Shares of these funds are offered only to:

(1)         the Variable Account;

(2)         other separate accounts of Protective Life and its affiliates supporting variable annuity contracts or variable life insurance policies;

(3)         separate accounts of other life insurance companies supporting variable annuity contracts or variable life insurance policies; and

(4)         certain qualified retirement plans.

Such shares are not offered directly to investors but are available only through the purchase of such contracts or policies or through such plans. See the prospectus for each Fund for details about that Fund.

There is no guarantee that any Fund will meet its investment objectives. Please refer to the prospectus for each of the Funds you are considering for more information.

Fidelity® Variable Insurance Products

VIP Contrafund® Portfolio, Service Class 2

This Fund seeks long-term capital appreciation.

VIP Equity-Income Portfolio, Service Class 2

This Fund seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).

VIP Growth Portfolio, Service Class 2

This Fund seeks to achieve capital appreciation.

VIP Index 500 Portfolio, Service Class 2

This Fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

VIP Investment Grade Bond Portfolio, Service Class 2

This Fund seeks as high a level of current income as is consistent with the preservation of capital.

VIP MidCap Portfolio, Service Class 2

This Fund seeks long-term growth of capital.

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth Securities Fund, Class 2

This Fund seeks capital appreciation.

Franklin Income Securities Fund, Class 2

This Fund seeks to maximize income while maintaining prospects for capital appreciation.

Franklin Rising Dividends Securities Fund, Class 2

This Fund seeks long-term capital appreciation, with preservation of capital as an important consideration.

Franklin Small-Mid Cap Growth Securities Fund, Class 2

This Fund seeks long-term capital growth.

Franklin U.S. Government Fund, Class 2

This Fund seeks income.

Mutual Shares Securities Fund, Class 2

This Fund seeks capital appreciation, with income as a secondary goal.

Templeton Foreign Securities Fund, Class 2

This Fund seeks long-term capital growth.

Templeton Global Income Securities Fund, Class 2

This Fund seeks high current income, consistent with preservation of capital, with capital appreciation.

Templeton Growth Securities Fund, Class 2

This Fund seeks long-term capital growth.

Goldman Sachs Variable Insurance Trust

Capital Growth Fund, Institutional Class

Long-term growth of capital.

Growth and Income Fund, Institutional Class

This Fund seeks long-term growth of capital and growth of income.

MidCap Value Fund, Institutional Class (available only in Contracts purchased before May 1, 2006)

Long-term capital appreciation.

Strategic International Equity Fund, Institutional Class (formerly International Equity Fund)

Long-term capital appreciation.

Structured Small Cap Equity Fund, Institutional Class

Long-term growth of capital.

Structured U. S.  Equity Fund, Institutional Class

Long-term growth of capital and dividend income.

Lord Abbett Series Fund

America’s Value Portfolio

The Fund’s investment objective is to seek current income and capital appreciation.

Bond-Debenture Portfolio

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

Growth and Income Portfolio

This Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

Growth Opportunities Portfolio

The Fund’s investment objective is capital appreciation.

Mid-Cap Value Portfolio

The Fund seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS® Variable Insurance TrustSM

Emerging Growth Series

This Fund’s investment objective is to seek to provide long-term growth of capital.

Investors Growth Stock Series

This Fund’s investment objective is to seek capital appreciation.

Investors Trust Series

This Fund’s investment objective is to seek capital appreciation.

New Discovery Series

This Fund’s investment objective is to seek capital appreciation.

Research Series

This Fund’s investment objective is to seek capital appreciation.

Total Return Series

This Fund’s investment objective is to seek total return.

Utilities Series

This Fund’s investment objective is to seek total return.

Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA

This Fund seeks to achieve long-term capital appreciation by investing in securities of well-known established companies.

Global Securities Fund/VA

This Fund seeks long-term capital appreciation by investing in securities of foreign issuers, “growth type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.

High Income Fund/VA

This Fund seeks a high level of current income from investment in high yield fixed-income securities.

Main Street Fund/VA

This Fund seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

MidCap Fund/VA

This Fund seeks capital appreciation by investing in “growth type” companies.

Money Fund/VA

This Fund seeks maximum current income from investments in “money market” securities consistent with low capital risk and the maintenance of liquidity. An investment in the Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The yield of this Fund may become very low during periods of low interest rates.

After deduction of Variable Account charges, the yield in the Sub-Account that invests in this Fund could be negative.

Strategic Bond Fund/VA

This Fund seeks a high level of current income principally derived from interest on debt securities.

Universal Institutional Funds, Inc.

Equity and Income Portfolio Class II

Seeks both capital appreciation and current income.

Van Kampen Life Investment Trust

Aggressive Growth Portfolio Class II

Seeks capital growth.

Comstock Portfolio

Seeks capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Enterprise Portfolio

Seeks capital appreciation through investments in securities believed by the Portfolio’s investment adviser to have above average potential for capital appreciation.

Government Portfolio

Seeks to provide investors with high current return consistent with preservation of capital.

Growth and Income Portfolio

Seeks long-term growth of capital and income.

Strategic Growth Portfolio (formerly Emerging Growth Portfolio)

Seeks capital appreciation.

Calvert Variable Series, Inc.

Social Small Cap Growth Portfolio (available only in Contracts purchased before May 1, 2002 that meet certain conditions).

This Fund seeks to provide long-term capital appreciation by investing primarily in equity securities of companies that have small market capitalizations and that meet the Fund’s investment and social criteria.

Social Balanced Portfolio (available only in Contracts purchased before May 1, 2002 that meet certain conditions).

This Fund seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments, which offer income and capital growth opportunity and which satisfy the investment and social criteria.

Van Eck Worldwide Insurance Trust

Worldwide Hard Assets Fund (available only in Contracts purchased before May 1, 2002 that meet certain conditions).

This Fund seeks long-term capital appreciation by investing primarily in “hard asset securities”. Income is a secondary consideration.

Worldwide Real Estate Fund (available only in Contracts purchased before May 1, 2002 that meet certain conditions).

This Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

There is no assurance that the stated objectives and policies of any of the Funds will be achieved. More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectuses for the Funds and the current Statement of Additional Information for each of the Funds. You should read the Funds’ prospectuses carefully before making any decision concerning the allocation of Purchase Payments or transfers among the Sub-Accounts.

Certain Funds may have investment objectives and policies similar to other mutual funds (sometimes having similar names) that are managed by the same investment adviser or manager. The investment results of the Funds, however, may be more or less favorable than the results of such other mutual funds. Protective Life does not guarantee or make any representation that the investment results of any Fund is, or will be, comparable to any other mutual fund, even one with the same investment adviser or manager.

Other Funds may be available for Contracts purchased before June  1, 2003. Please see Appendix D for more information.

Selection of Funds

We select the Funds offered through the Contracts based on several criteria, including the following:

•  asset class coverage,

•  the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure,

•  brand recognition,

•  performance,

•  the capability and qualification of each investment firm, and

•  whether our distributors are likely to recommend the Funds to Contract Owners.

Another factor we consider during the selection process is whether the Fund, its adviser, its sub-adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements see “Certain Payments We Receive with Regard to the Funds”. We also consider whether the Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contracts. We review each Fund periodically after it is selected. Upon review, we may remove a Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to a Fund if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant contract owner assets. We do not recommend or endorse any particular Fund, and we do not provide investment advice.

Other Information about the Funds

Each Fund sells its shares to the Variable Account in accordance with the terms of a participation agreement between the appropriate investment company and Protective Life. The termination provisions of these agreements vary. Should a participation agreement relating to a Fund terminate, the Variable Account may not be able to purchase additional shares of that Fund. In that event, Owners may no longer be able to allocate Variable Account value or Purchase Payments to Sub-Accounts investing in that Fund. In certain circumstances, it is also possible that a Fund may refuse to sell its shares to the Variable Account despite the fact that the participation agreement relating to that Fund has not been terminated. Should a Fund decide to discontinue selling its shares to the Variable Account, Protective Life would not be able to honor requests from Owners to allocate Purchase Payments or transfer Account Value to the Sub-Account investing in shares of that Fund.

Certain Payments We Receive with Regard to the Funds

We (and our affiliates) may receive payments from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof. These payments are negotiated and thus differ by Fund (sometimes substantially), and the amounts we (or our affiliates) receive may be significant. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, marketing, distributing, and administering the Contracts, and in our role as intermediary, the Funds. We (and our affiliates) may profit from these payments.

12b-1 Fees.   We and our affiliate, Investment Distributors, Inc. (“IDI”), the principal underwriter for the Contracts, receive 12b-1 fees from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof that are based on a percentage of the average daily net assets of the particular Fund attributable to the Contracts and to certain other variable insurance contracts issued or administered by us (or our affiliate). IDI may pay some or all of the 12b-1 fees it receives to us. Rule 12b-1 fees are paid out of Fund assets as part of the Fund’s total annual fund operating expenses. Payments made out of Fund assets will reduce the amount of assets that you otherwise would have available for investment, and will reduce the return on your investment. The chart below shows the maximum 12b-1 fees we and IDI anticipate we will receive from the Funds on an annual basis:

Incoming 12b-1 Fees

Fund	Maximum 12b-1 fee
Paid to IDI:
Van Kampen Life Investment Trust	0.25%
Oppenheimer Variable Account Funds	0.25%
Fidelity® Variable Insurance Products	0.25%
Franklin Templeton Variable Insurance Products	0.25%
Paid to us:
MFS Variable Insurance Trust	0.25%
Universal Institutional Funds, Inc.	0.05%

Payments from Advisers and/or Distributors.   As of the date of this prospectus, we (or our affiliates) also receive payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of all of the Funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of the average daily net assets of the particular Fund attributable to the Contracts and to certain other variable insurance contracts issued or administered by us (or our affiliate). The payments we receive from the investment advisers, sub-advisers or distributors of the Funds currently range from 0.10% to 0.35% of Fund assets attributable to our variable insurance contracts.

Other Payments.   A Fund’s adviser, sub-adviser, or distributor or its affiliates may provide us (or our affiliates) and/or broker-dealers that sell the Contracts (“selling firms”) with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

For details about the compensation payments we make in connection with the sale of the Contracts, see “Distribution of the Contracts.”

Other Investors in the Funds

Shares of Fidelity® Variable Insurance Products, Goldman Sachs Variable Insurance Trust, Van Kampen Life Investment Trust, MFS® Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Lord Abbett Series Fund, Universal Institutional Funds, Inc., Franklin Templeton Variable Insurance Products Trust, Calvert Variable Series, Inc. (available only in certain Contracts issued before May 1, 2002), and Van Eck Worldwide Insurance Trust (available only in certain Contracts issued before May 1, 2002) are sold to separate accounts of insurance companies, which may or may not be affiliated with Protective Life or each other, a practice known as “shared funding.” They may also be sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as “mixed funding.” As a result, there is a possibility that a material conflict may arise between the interests of Owners of Protective Life’s Contracts, whose Contract Values are allocated to the Variable Account, and of owners of other contracts whose contract values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of these Funds may also be sold to certain qualified pension and retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners generally or certain classes of Contract Owners, and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, Protective Life will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another fund. The boards of directors (or trustees) of Fidelity® Variable Insurance Products, Goldman Sachs Variable Insurance Trust, Van Kampen Life Investment Trust, MFS® Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Lord Abbett Series Fund, Universal Institutional Funds, Inc., Franklin Templeton Variable Insurance Products Trust, Calvert Variable Series,  Inc., and Van Eck Worldwide Insurance Trust monitor events related to their Funds to identify possible material irreconcilable conflicts among and between the interests of the Fund’s various investors. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund’s prospectus.

Addition, Deletion or Substitution of Investments

Protective Life reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Fund are no longer available for investment or if in Protective Life’s judgment further investment in any Fund should become inappropriate in view of the purposes of the Variable Account, Protective Life may redeem the shares, if any, of that Fund and substitute shares of another registered open-end management company or unit investment trust. The new funds may have higher fees and charges than the ones they replaced. Protective Life will not substitute any shares attributable to a Contract’s interest in the Variable Account without notice and any necessary approval of the Securities and Exchange Commission and state insurance authorities.

Protective Life also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares of a new Fund. Subject to applicable law and any required SEC approval, Protective Life may, in its sole discretion, establish new Sub-Accounts or eliminate one or more

Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. We may make any new Sub-Accounts available to existing Owner(s) on a basis we determine. All Sub-Accounts and Funds may not be available to all classes of contracts.

If we make any of these substitutions or changes, Protective Life may by appropriate endorsement change the Contract to reflect the substitution or other change. If Protective Life deems it to be in the best interest of Owner(s) and Annuitants, and subject to any approvals that may be required under applicable law, we may operate the Variable Account as a management company under the 1940 Act, we may de-register it under that Act if registration is no longer required, or we may combine it with other Protective Life separate accounts. Protective Life reserves the right to make any changes to the Variable Account required by the 1940 Act or other applicable law or regulation.

DESCRIPTION OF THE CONTRACT

The following sections describe the Contracts currently being offered.

The Contract

The Protective AdvantageSM Contract is a flexible premium deferred variable and fixed annuity contract issued by Protective Life. In certain states we offer the Contract as a group contract to eligible persons who have established accounts with certain broker-dealers that have entered into a distribution agreement with Protective Life to offer the Contract. In those states we may also offer the Contract to members of other eligible groups. In all other states, we offer the Contract as an individual contract. If you purchase an interest in a group Contract, you will receive a certificate evidencing your ownership interest in the group Contract. Otherwise, you will receive an individual Contract.

Use of the Contract in Qualified Plans.

You may purchase the Contract on a non-qualified basis. You may also purchase it for use within certain qualified retirement plans or in connection with other employee benefit plans or arrangements that receive favorable tax treatment. Such qualified plans include individual retirement accounts and individual retirement annuities (IRAs), pension and profit sharing plans (including H.R. 10 Plans), and tax sheltered annuity plans. Many of these qualified plans, including IRAs, provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans and employee benefit plans or arrangements alone. There are costs and expenses under the Contract related to these benefits and features. You should consult a qualified tax and/or financial adviser regarding the use of the Contract within a Qualified Plan or in connection with other employee benefit plans or arrangements. You should carefully consider the benefits and features provided by the Contract in relation to their costs as they apply to your particular situation.

Parties to the Contract

Owner.

The Owner is the person or persons who own the Contract and are entitled to exercise all rights and privileges provided in the Contract. In those states where the Contract is issued as a group contract, the term “Owner” refers to the holder of the certificate evidencing an interest in the group contract. Two persons may own the Contract together; they are designated as the Owner and the Joint Owner. In the case of Joint Owners, provisions relating to action by the Owner means both Joint Owners acting together. Protective Life may accept instructions from one Owner on behalf of both Owners. Protective Life will only issue a Contract prior to each Owner’s 85th birthday. Individuals as well as nonnatural persons, such as corporations or trusts, may be Owners. In the case of Owners who are nonnatural persons, age restrictions do not apply to the Owner.

The Owner of this Contract may be changed by Written Notice provided:

(1)          each new Owner’s 85th birthday is after the Effective Date; and

(2)          each new Owner’s 90th birthday is on or after the Annuity Commencement Date.

For a period of 1 year after any change of ownership involving a natural person, the death benefit will equal the Contract Value. Naming a nonnatural person as an Owner or changing the Owner may result in a tax liability. (See “Taxation of Annuities in General”.)

Beneficiary.

The Beneficiary is the person or persons who may receive the benefits of this Contract upon the death of any Owner.

Primary — The Primary Beneficiary is the surviving Joint Owner, if any. If there is no surviving Joint Owner, the Primary Beneficiary is the person or persons designated by the Owner and named in our records.

Contingent — The Contingent Beneficiary is the person or persons designated by the Owner and named in our records to be Beneficiary if the Primary Beneficiary is not living at the time of the Owner’s death.

If no Beneficiary designation is in effect or if no Beneficiary is living at the time of an Owner’s death, the Beneficiary will be the estate of the deceased Owner. If any Owner dies on or after the Annuity Commencement Date, the Beneficiary will become the new Owner.

Unless designated irrevocably, the Owner may change the Beneficiary by Written Notice prior to the death of any Owner. An irrevocable Beneficiary is one whose written consent is needed before the Owner can change the Beneficiary designation or exercise certain other rights. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary.

Annuitant.

The Annuitant is the person on whose life annuity income payments may be based. The first Owner shown on the application for the Contract is the Annuitant unless the Owner designates another person as the Annuitant. The Contract must be issued prior to the Annuitant’s 85th birthday. If the Annuitant is not an Owner and dies prior to the Annuity Commencement Date, the Owner will become the new Annuitant unless the Owner designates otherwise. However, if the Owner is a nonnatural person, the death of the Annuitant will be treated as the death of the Owner.

The Owner may change the Annuitant by Written Notice prior to the Annuity Commencement Date. However, if any Owner is not an individual the Annuitant may not be changed. The new Annuitant’s 90th birthday must be on or after the Annuity Commencement Date in effect when the change of Annuitant is requested.

Payee.

The Payee is the person or persons designated by the Owner to receive the annuity income payments under the Contract. The Annuitant is the Payee unless the Owner designates another party as the Payee. The Owner may change the Payee at any time.

Issuance of a Contract

To purchase a Contract, you must submit certain application information and an initial Purchase Payment to Protective Life through a licensed representative of Protective Life. Any such licensed representative must also be a registered representative of a broker-dealer having a distribution agreement with Investment Distributors, Inc. The minimum initial Purchase Payment is $5,000 for non-Qualified Contracts and $2,000 for Qualified Contracts. Protective Life reserves the right to accept or decline a request to issue a Contract. Contracts may be sold to or in connection with retirement plans which do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code.

If the necessary application information for a Contract accompanies the initial Purchase Payment, we will allocate the Net Purchase Payment to the Allocation Options as you direct on the appropriate form within two business days of receiving such Purchase Payment at the administrative office. If we do not receive the necessary application information, Protective Life will retain the Purchase Payment for up to five business days while it attempts to complete the information. If the necessary application information is not complete after five business days, Protective Life will inform the applicant of the reason for the delay and return the initial Purchase Payment immediately unless the applicant specifically consents to Protective Life retaining it until the information is complete. Once the information is complete, we will allocate the Net Purchase Payment to the appropriate Allocation Options within two business days. You may transmit information necessary to complete an application to Protective Life by telephone, facsimile, or electronic media.

Purchase Payments

We will only accept Purchase Payments before the earlier of the oldest Owner’s 85th birthday or the Annuitant’s 85th birthday. No Purchase Payment will be accepted within 5 years of the Annuity Commencement Date then in effect. The minimum subsequent Purchase Payment we will accept is $100, or $50 if made by electronic funds transfer. We reserve the right not to accept any Purchase Payment. Under certain circumstances, we may be required by law to reject a Purchase Payment.

Purchase Payments are payable at our administrative office. You may make them by check payable to Protective Life Insurance Company or by any other method we deem acceptable. We will process Purchase Payments as of the end of the Valuation Period during which we receive them at our administrative office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. We will process any Purchase Payment received at our administrative office after the end of the Valuation Period on the next Valuation Day. Protective Life retains the right to limit the maximum aggregate Purchase Payments that can be made without prior administrative office approval. This amount is currently $1,000,000.

Under the current automatic purchase payment plan, you may select a monthly or quarterly payment schedule pursuant to which Purchase Payments will be automatically deducted from a bank account. We currently accept automatic Purchase Payments on the 1st through the 28th day of each month. Each automatic Purchase Payment must be at least $50. You may not allocate payments made through the automatic Purchase Payment plan to any DCA Fixed Account. You may not elect the automatic Purchase Payment plan and the partial automatic withdrawal plan simultaneously. (See “Surrenders and Partial Surrenders”.) Upon notification of the death of any Owner the Company will terminate deductions under the automatic purchase payment plan.

We do not always receive your Purchase Payment or your application on the day you send them or give them to your sales representative. In some circumstances, such as when you purchase a Contract in exchange for an existing annuity contract from another company, we may not receive your Purchase Payment from the other company for a substantial period of time after you sign the application and send it to us.

Right to Cancel

You have the right to return the Contract within a certain number of days after you receive it by returning it, along with a written cancellation request, to our administrative office or the sales representative who sold it. In the state of Connecticut, non-written requests are also accepted. The number of days, which is at least ten, is determined by state law in the state where the Contract is delivered. Return of the Contract by mail is effective on being post-marked, properly addressed and postage pre-paid. We will treat the returned Contract as if it had never been issued. Where permitted, Protective Life will refund the Contract Value plus the sales charge and any fees deducted from either Purchase Payments or Contract Value. This amount may be more or less than the aggregate amount of your Purchase Payments up to that time. Where required, we will refund the Purchase Payment.

For individual retirement annuities and Contracts issued in states where, upon cancellation during the right-to-cancel period, we return at least your Purchase Payments, we reserve the right to allocate all or a portion of your initial Net Purchase Payment (and any subsequent Net Purchase Payment made during the right-to-cancel period) that you allocated to the Sub-Accounts to the Oppenheimer Money Fund Sub-Account until the expiration of the right-to-cancel period. Thereafter, we will allocate all Net Purchase Payments according to your allocation instructions then in effect.

Allocation of Purchase Payments

Owners must indicate how their initial and subsequent Net Purchase Payments are to be allocated among the Allocation Options. If your allocation instructions are indicated by percentages, whole percentages must be used.

Owners may change allocation instructions by Written Notice at any time. Owners may also change instructions by telephone, facsimile, automated telephone system or via the Internet at www.protective.com (“non-written instructions”). For non-written instructions regarding allocations, we may require a form of personal identification prior to acting on instructions and we will record any telephone voice instructions. If we follow these procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or eliminate any of these non-written communication methods for any Contract or class of Contracts at any time for any reason.

Variable Account Value

Sub-Account Value.

A Contract’s Variable Account value at any time is the sum of the Sub-Account values and therefore reflects the investment experience of the Sub-Accounts to which it is allocated. There is no guaranteed minimum Variable Account value. The Sub-Account value for any Sub-Account as of the Effective Date is equal to the amount of the initial Net Purchase Payment allocated to that Sub-Account. On subsequent Valuation Days prior to the Annuity Commencement Date, the Sub-Account value is equal to that part of any Net Purchase Payment allocated to the Sub-Account and any Contract Value transferred to the Sub-Account, adjusted by interest income, dividends, net capital gains or losses (realized or unrealized), decreased by partial surrenders (including any applicable premium tax), Contract Value transferred out of the Sub-Account and fees deducted from the Sub-Account.

The Sub-Account value for a Contract may be determined on any day by multiplying the number of Accumulation Units attributable to the Contract in that Sub-Account by the Accumulation Unit value for the appropriate class of Accumulation Units in that Sub-Account on that day. (See “Determination of Accumulation Units” and “Determination of Accumulation Unit Value”). The class of Accumulation Units attributable to a Contract depends on the benefits package chosen by the Owner. (See “Condensed Financial Information, Accumulation Units.”)

Determination of Accumulation Units.

Net Purchase Payments allocated and Contract Value transferred to a Sub-Account are converted into Accumulation Units. An Accumulation Unit is a unit of measure used to calculate the value of a Sub-Account prior to the Annuity Commencement Date. We determine the number of Accumulation Units to be credited to a Contract by dividing the dollar amount directed to the Sub-Account by the Accumulation Unit value of the appropriate class of Accumulation Units of that Sub-Account for the Valuation Day as of which the allocation or transfer occurs. Net Purchase Payments allocated or amounts transferred to a Sub-Account under a Contract increase the number of Accumulation Units of that Sub-Account credited to the Contract. We execute such allocations and transfers as of the end of the Valuation Period in which we receive a Purchase Payment or Written Notice or other instruction requesting a transfer.

Certain events reduce the number of Accumulation Units of a Sub-Account credited to a Contract. The following events result in the cancellation of the appropriate number of Accumulation Units of a Sub-Account:

•       surrenders;

•       partial surrenders;

•       partial automatic withdrawals;

•       transfer from a Sub-Account and any applicable transfer fee;

•       payment of a death benefit claim;

•       application of the Contract Value to an Annuity Option;

•       deduction of the annual contract maintenance fee; and

•       deduction of a sales charge when a letter of intent is not fulfilled.

Accumulation Units are canceled as of the end of the Valuation Period in which we receive Written Notice of or other instructions regarding the event. Accumulation Units associated with the contract maintenance fee are also deducted without notice or instruction.

Determination of Accumulation Unit Value.

The Accumulation Unit value for each class of Accumulation Units in a Sub-Account at the end of every Valuation Day is the Accumulation Unit value for that class at the end of the previous Valuation Day times the net investment factor.

Net Investment Factor.

The net investment factor measures the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the net investment factor reflects the investment performance of the Fund in which the Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. Each Sub-Account has a net investment factor for each Valuation Period which may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. The net investment factor for any Sub-Account for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

(1)         is the result of:

a.                  the net asset value per share of the Fund held in the Sub-Account, determined at the end of the current Valuation Period; plus

b.                 the per share amount of any dividend or capital gain distributions made by the Funds held in the Sub-Account, if the “ex-dividend” date occurs during the current Valuation Period.

(2)         is the net asset value per share of the Fund held in the Sub-Account, determined at the end of the most recent prior Valuation Period.

(3)         is a factor representing the mortality and expense risk charge and the administration charge for the number of days in the Valuation Period and a charge or credit for any taxes attributed to the investment operations of the Sub-Account, as determined by the Company.

Transfers

Before to the Annuity Commencement Date, you may instruct us to transfer Contract Value between and among the Allocation Options. When we receive your transfer instructions at our administrative office, we will allocate the Contract Value you transfer at the next price determined for the Allocation Options you indicate. Prices for the Allocation Options are determined as of the end of each Valuation Period, which is the close of regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time). Accordingly, transfer requests received at our administrative office before the close of regular trading on the New York Stock Exchange are processed at the price determined as of the close of regular trading on the day the requests are received; transfer requests received at our administrative office after the close of regular trading on the New York Stock Exchange are processed at the price determined as of the close of regular trading on the next day on which the New York Stock Exchange is open for regular trading. We may defer transfer requests under the same conditions that payment of withdrawals and surrenders may be delayed. (See “Suspension or Delay in Payments.”) There are limitations on transfers, which are described below.

After the Annuity Commencement Date, when Variable Income Payments are selected, transfers are allowed between Sub-Accounts, but are limited to one transfer per month. Dollar cost averaging and portfolio rebalancing are not allowed. No transfers are allowed within the Guaranteed Account or between the Guaranteed Account or any Sub-Account.

How to Request Transfers.

Owners may request transfers by Written Notice at any time. Owners also may request transfers by telephone, facsimile, automated telephone system or via the Internet at www.protective.com (“non-written instructions”). From time to time and at our sole discretion, we may introduce additional methods for requesting transfers or discontinue any method for making non-written instructions for such transfers. We will require a form of personal identification prior to acting on non-written instructions and we will record telephone requests. We will send you a confirmation of all transfer requests communicated to us. If we follow these procedures we will not be liable for any losses due to unauthorized or fraudulent transfer requests.

Reliability of Communications Systems.

The Internet and telephone systems may not always be available. Any computer or telephone system, whether it is yours, your service providers’, your registered representative’s, or ours, can experience unscheduled outages or slowdowns for a variety of reasons. Such outages or delays may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you can make your transaction by writing to us.

Limitations on Transfers.

We reserve the right to modify, limit, suspend or eliminate the transfer privileges (including acceptance of non-written instructions submitted by telephone, automated telephone system, the Internet or facsimile) without prior notice for any Contract or class of Contracts at any time for any reason.

Minimum amounts.   You must transfer at least $100 each time you make a transfer. If the entire amount in the Allocation Option is less than $100, you must transfer the entire amount. If less than $100 would be left in an Allocation Option after a transfer, then we may transfer the entire amount out of that Allocation Option instead of the requested amount.

Number of transfers.   Currently we do not generally limit the number of transfers that may be made. We reserve the right, however, to limit the number of transfers to no more than 12 per Contract Year.  We also reserve the right to charge a transfer fee for each additional transfer over 12 during any Contract Year. The transfer fee will not exceed $25 per transfer.  We will deduct any transfer fee from the amount being transferred. (See “Charges and Deductions, Transfer Fee.”)

Limitations on transfers involving the Guaranteed Account.   No amounts may be transferred into a DCA Fixed Account. The maximum amount that may be transferred from the Fixed Account during a Contract Year is the greater of (a) $2,500 or (b) 25% of the Contract Value in the Fixed Account.

Limitations on frequent transfers, including “market timing” transfers.   Frequent transfers may involve an effort to take advantage of the possibility of a lag between a change in the value of a Fund’s portfolio securities and the reflection of that change in the Fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of a Fund at a price that does not reflect the current market value of the portfolio securities of the Fund, and then to realize a profit when the Fund shares are sold the next Valuation Day or thereafter.

When you request a transfer among the Sub-Accounts, your request triggers the purchase and redemption of Fund shares. Frequent transfers cause frequent purchases and redemptions of Fund shares. Frequent purchases and redemptions of Fund shares can cause adverse effects for a Fund, Fund shareholders, the Variable Account, other Owners, beneficiaries, annuitants, or owners of other variable annuity contracts we issue that invest in the Variable Account. Frequent transfers can result in the following adverse effects:

•       Increased brokerage, trading and transaction costs;

•       Disruption of planned investment strategies;

•       Forced and unplanned liquidation and portfolio turnover;

•       Lost opportunity costs; and

•       Large asset swings that decrease the Fund’s ability to provide maximum investment return to all Contract Owners.

In order to try to protect our Owners and the Funds from the potential adverse effects of frequent transfer activity, we have implemented certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent frequent, short-term transfer activity that may adversely affect the Funds, Fund shareholders, the Variable Account, other Owners, beneficiaries, annuitants and owners of other variable annuity contracts we issue that invest in the Variable Account.

We monitor transfer activity in the Contracts to identify frequent transfer activity in any Contract. Our current Market Timing Procedures are intended to detect transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers involving the same Sub-Accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters. We do not include transfers made pursuant to the dollar-cost averaging and portfolio rebalancing programs when monitoring for frequent transfer activity.

When we identify transfer activity exceeding our established parameters in a Contract or group of Contracts that appear to be under common control, we suspend non-written methods of requesting transfers for that Contract or group of Contracts. All transfer requests for the affected Contract or group of Contracts must be made by Written Notice. We notify the affected Owner(s) in writing of these restrictions.

In addition to our Market Timing Procedures, the Funds may have their own market timing policies and restrictions. While we reserve the right to enforce the Funds’ policies and procedures, Owners and other persons with interests under the Contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Funds, except that, under SEC rules, we are required to: (1) enter into a written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the market timing policies established b the Fund.

Some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Fund’s investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

To the extent permitted by law, we reserve the right to delay or refuse to honor a transfer request, or to reverse a transfer at any time we are unable to purchase or redeem shares of any of the Funds because of the Fund’s refusal or restriction on purchases or redemptions. We will notify the Owner(s) of any refusal or restriction on a purchase or redemption by a Fund relating to that Owner’s transfer request. Some Funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual Fund shares within a certain number of business days after purchase). We reserve the right to implement, administer and collect any redemption fees imposed by any of the Funds. You should read the prospectus of each Fund for more information about its ability to refuse or restrict purchases or redemptions of its shares which may be more or less restrictive than our Market Timing Procedures and those of other Funds, and to impose redemption fees.

We apply our Market Timing Procedures consistently to all Owners without special arrangement, waiver or exception. We reserve the right to change our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter potentially harmful frequent transfer activity, to comply with state or federal regulatory requirements, or both. We may change our parameters to monitor for different dollar amounts, number of transfers, time period of the transfers, or any of these.

Owners seeking to engage in frequent transfer activity may employ a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect others involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect or deter every potential market timer. In addition, because other insurance companies, retirement plans, or both may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from frequent transfer activity in contracts or policies issued by other insurance companies or by retirement plan participants.

Dollar Cost Averaging.

Before the Annuity Commencement Date, you may instruct us by Written Notice to transfer automatically, on a monthly or quarterly basis, amounts from a DCA Fixed Account (or any other Allocation Option) to any Sub-Account of the Variable Account, however, you may not transfer to the Guaranteed Account. You may not transfer to the Oppenheimer Money Fund Sub-Account, however, unless you are allocating your transfers in accordance with a portfolio allocation made available to Contract holders that includes the Oppenheimer Money Fund. This is known as the “dollar-cost averaging” method of investment. By transferring equal amounts of Contract Value on a regularly scheduled basis, as opposed to allocating a larger amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations in the value of Sub-Account Accumulation Units. Protective Life, however, makes no guarantee that the dollar cost averaging method will result in a profit or protection against loss.

You may make dollar cost averaging transfers on the 1st through the 28th day of each month. In states where, upon cancellation during the right-to-cancel period, we are required to return your Purchase Payment, we reserve the right to delay commencement of dollar cost averaging transfers until the expiration of the right-to-cancel period.

Any Net Purchase Payment allocated to a DCA Fixed Account must include instructions regarding the period and frequency of the dollar cost averaging transfers, and the Allocation Option(s) into which the transfers are to be made. Currently, the maximum period for dollar cost averaging from DCA Fixed Account 1 is six months and from DCA Fixed Account 2 is twelve months. Dollar cost averaging transfers may be made monthly or quarterly. From time to time, we may offer different maximum periods for dollar cost averaging amounts from a DCA Fixed Account.

The periodic amount transferred from a DCA Fixed Account will be equal to the Net Purchase Payment allocated to the DCA Fixed Account divided by the number of dollar cost averaging transfers to be made. Interest credited will be transferred from the DCA Fixed Account after the last dollar cost averaging transfer. We will process dollar cost averaging transfers until the earlier of the following: (1) the DCA Fixed Account Value equals $0 or (2) the Owner instructs us by Written Notice to cancel the automatic transfers. If you terminate transfers from a DCA Fixed Account before the amount remaining in that account is $0, we will immediately transfer any amount remaining in that DCA Fixed Account according to your instructions. If you do not provide instructions, we will transfer the remaining amount to the Fixed Account. In states where the Fixed Account is not available, we will transfer the remaining amount to the Oppenheimer Money Fund Sub-Account. Upon the death of any Owner, dollar cost averaging transfers will continue until canceled by the Beneficiary(s).

From time to time, we may offer interest rates on our DCA Fixed Accounts that are higher than the interest rates we offer on the Fixed Account. The interest rates on the DCA Fixed Accounts, however, apply to the declining balance in the account. Therefore the amount of interest actually paid with respect to a Purchase Payment allocated to the DCA Fixed Account will be substantially les than the amount that would have been paid if the full Purchase Payment remained in the DCA Fixed Account for the full period.

There is no charge for dollar cost averaging. Automatic transfers made to facilitate dollar cost averaging will not count toward the 12 transfers permitted each Contract Year if we elect to limit transfers, or the designated number of free transfers in any Contract Year if we elect to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue dollar cost averaging upon written notice to the Owner.

Portfolio Rebalancing.

Prior to the Annuity Commencement Date, you may instruct Protective Life by Written Notice to periodically transfer your Variable Account value among specified Sub-Accounts to achieve a particular percentage allocation of Variable Account value among such Sub-Accounts (“portfolio rebalancing”). The portfolio rebalancing percentages must be in whole numbers and must allocate amounts only among the Sub-Accounts. No Contract Value may be transferred to or from the Guaranteed Account as part of portfolio rebalancing. Unless you instruct otherwise, portfolio rebalancing is based on your Purchase Payment allocation instructions in effect with respect to the Sub-Accounts at the time of each rebalancing transfer. We deem portfolio rebalancing instructions from you that differ from your current Purchase Payment allocation instructions to be a request to change your Purchase Payment allocation.

You may elect portfolio rebalancing to occur on the 1st through 28th day of a month on either a quarterly, semi-annual or annual basis. If you do not select a day, transfers will occur on the same day of the month as your Contract Anniversary, or on the 28th day of the month if your Contract Anniversary occurs on the 29th, 30th or 31st day of the month. You may change or terminate portfolio rebalancing by Written Notice, or by other non-written communication methods acceptable for transfer requests. Upon the death of any Owner portfolio rebalancing will continue until canceled by the Beneficiary(s).

There is no charge for portfolio rebalancing. Automatic transfers made to facilitate portfolio rebalancing will not count toward the 12 transfers permitted each Contract Year if Protective Life elects to limit transfers, or the designated number of free transfers in any Contract Year if the Company elects to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue portfolio rebalancing upon written notice to the Owner.

Surrenders and Partial Surrenders

At any time before the Annuity Commencement Date, you may request a full or partial surrender from your Contract. Federal and state income taxes may apply to a full or partial surrender, and a 10% federal penalty tax may apply if the full or partial surrender occurs before the Owner reaches age 59 1/2. (See “Taxation of Partial and Full Surrenders.”) A surrender value may be available under certain Annuity Options. (See “Annuitization.”) In accordance with SEC regulations, full and partial surrenders are payable within 7 calendar days of our receiving your request. (See “Suspension or Delay in Payments.”)

Full Surrender.

At any time before the Annuity Commencement Date, you may request a full surrender of your Contract for its surrender value. To surrender your Contract, you must return the Contract to us and make your surrender request either by Written Notice or by facsimile. Surrenders requested by facsimile are subject to limitations. Currently, we accept requests by facsimile for full surrenders of Contracts that have a Contract Value of $50,000 or less. For Contracts that have a Contract Value greater than $50,000, we will only accept surrender requests by Written Notice. We may eliminate your ability to request a full surrender by facsimile or change the requirements for your ability to request a full surrender by facsimile for any Contract or class of Contracts at any time without prior notice.We will pay you the surrender value in a lump sum unless you request payment under another payment option that we are making available at the time.

Surrender Value.

The surrender value of your Contract is equal to the Contract Value minus any applicable contract maintenance fee, outstanding sales charge and premium tax. We will determine the surrender value as of the end of the Valuation Period during which we receive your Written Notice or facsimile requesting surrender and your Contract at our administrative office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. We will process any surrender request received at our administrative office after the end of the Valuation Period on the next Valuation Day.

Partial Surrender.

At any time before the Annuity Commencement Date, you may request a partial surrender of your Contract Value provided the Contract Value remaining after the partial surrender is at least $5,000. Throughout this prospectus we may refer to a partial surrender of your Contract Value as a “withdrawal” from your Contract.

You may request a partial surrender by Written Notice or by facsimile. If we have received your completed Telephone Withdrawal Authorization Form, you also may request a partial surrender by telephone. Partial surrenders requested by telephone or facsimile are subject to limitations. Currently we accept requests for partial surrenders by telephone or by facsimile for amounts not exceeding 25% of Contract Value, up to a maximum of $50,000. For partial surrenders of Contract Value exceeding 25% of Contract Value and/or $50,000 we will only accept partial surrender requests by Written Notice. We may eliminate your ability to make partial withdrawals by telephone or facsimile or change the requirements for your ability to make partial withdrawals by telephone or facsimile for any Contract or class of Contracts at any time without prior notice.

We will withdraw the amount of your partial surrender and any applicable premium tax from the Contract Value as of the end of the Valuation Period during which we receive your request for the partial surrender at our administrative office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. We will process any partial surrender request received at our administrative office after the end of the Valuation Period on the next Valuation Day.

You may specify the amount of the partial surrender to be made from any Allocation Option. If you do not so specify, or if the amount in the designated account(s) is inadequate to comply with the request, the partial surrender will be made from each Allocation Option based on the proportion that the value of each Allocation Option bears to the total Contract Value.

Cancellation of Accumulation Units.

Surrenders and partial surrenders will result in the cancellation of Accumulation Units from each applicable Sub-Account(s) and/or in a reduction of the Guaranteed Account value.

Surrender and Partial Surrender Restrictions.

The Owner’s right to make surrenders and partial surrenders is subject to any restrictions imposed by applicable law or employee benefit plan.

There are certain restrictions on surrenders and partial surrenders of Contracts used as funding vehicles for Code Section 403(b) retirement plans. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of:

                                 (i)  contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

                             (ii)  earnings on those contributions; and

                         (iii)  earnings after December 31, 1988, on amounts attributable to salary reduction contributions held as of December 31, 1988.

Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, severance from employment, disability, or hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship.

In the case of certain Qualified Plans, federal tax law imposes restrictions on the form and manner in which benefits may be paid. For example, spousal consent may be needed in certain instances before a distribution may be made.

Partial Automatic Withdrawals.

Currently, we offer a partial automatic withdrawal plan. This plan allows you to pre-authorize periodic partial surrenders prior to the Annuity Commencement Date. You may elect to participate in this plan at the time of application or at a later date by properly completing an election form. In order to participate in the plan you must have:

(1)         made an initial Purchase Payment of at least $5,000; or

(2)         a Contract Value as of the previous Contract Anniversary equal to $5,000.

The partial automatic withdrawal plan and the automatic purchase payment plan may not be elected simultaneously. (See “Purchase Payments”.) There may be federal and state income tax consequences to partial automatic withdrawals from the Contract, including the possible imposition of a 10% federal penalty tax if the surrender occurs before the Owner reaches age 59 1/2.You should consult with your tax advisor before participating in any withdrawal program. (See “Taxation of Partial and Full Surrenders”.)

When you elect the partial automatic withdrawal plan, you will instruct Protective Life to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Partial automatic withdrawals may be made on the 1st through the 28th day of each month. The amount requested must be at least $100 per withdrawal. We will process withdrawals for the designated amount until you instruct us otherwise. Partial automatic withdrawals will be taken pro-rata from the Allocations Options in proportion to the value each Allocation Option bears to the total Contract Value and will be made only by an electronic funds transfer. We will pay you the amount requested each month or quarter as applicable and cancel the applicable Accumulation Units.

If any partial automatic withdrawal transaction would result in a Contract Value of less than $5,000 after the withdrawal, the transaction will not be completed and the partial automatic withdrawal plan will terminate. Once partial automatic withdrawals have terminated due to insufficient Contract Value, they will not be automatically reinstated in the event that your Contract Value should reach $5,000 again. Upon notification of the death of any Owner we will terminate the partial automatic withdrawal plan. The partial automatic withdrawal plan may be discontinued by the Owner at any time by Written Notice.

There is no charge for the partial automatic withdrawal plan. We reserve the right to discontinue the partial automatic withdrawal plan upon written notice to you.

THE GUARANTEED ACCOUNT

The Guaranteed Account has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither these accounts nor the Company’s general account have been registered as an investment company under the 1940 Act. Therefore, neither the Guaranteed Account, the Company’s general account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Account included in this prospectus are for the Owner’s information and have not been reviewed by the SEC. However, such disclosures are subject to certain generally applicable provisions of federal securities law relating to the accuracy and completeness of statements made in prospectuses.

The Guaranteed Account consists of the Fixed Account and the DCA Fixed Accounts. The Fixed Account and certain DCA Fixed Accounts are not available in all states. See “The Fixed Account” and “The DCA Fixed Accounts” for more information. The Fixed Account and the DCA Fixed Accounts are part of Protective Life’s general account. The assets of Protective Life’s general account support its insurance and annuity obligations and are subject to Protective Life’s general liabilities from business operations. Since the Fixed Account and the DCA Fixed Accounts are part of the general account, Protective Life assumes the risk of investment gain or loss on this amount.

From time to time and subject to regulatory approval, we may offer Fixed Accounts or DCA Fixed Accounts with different interest guaranteed periods. We, in our sole discretion, establish the interest rates for each account in the Guaranteed Account. We will not declare a rate that is less than an annual effective interest rate of 3.00%. You bear the risk that we will not declare a rate that is higher than the minimum rate. Because these rates vary from time to time, allocations made to the same account within the Guaranteed Account at different times may earn interest at different rates.

Please note that any guarantees we provide in connection with the Guaranteed Account are subject to our financial strength and claims-paying ability.

The Fixed Account.

The Fixed Account is not available in the states of Massachusetts, South Carolina, or Washington. In states where the Fixed Account is available, you generally may allocate some or all of your Net Purchase Payments and may transfer some or all of your Contract Value to the Fixed Account. Amounts allocated or transferred to the Fixed Account earn interest from the date the funds are credited to the account.

The interest rate we apply to Net Purchase Payments and transfers into the Fixed Account is guaranteed for one year from the date the Net Purchase Payment or transfer is credited to the account. When an interest rate guarantee expires, we will set a new interest rate, which may not be the same as the interest rate then in effect for Net Purchase Payments or transfers allocated to the Fixed Account. The new interest rate is also guaranteed for one year.

The DCA Fixed Accounts.

We currently offer two DCA Fixed Accounts. The maximum period for dollar cost averaging transfers from DCA Fixed Account 1 is six months and from DCA Fixed Account 2 is twelve months.

DCA Fixed Accounts are designed to systematically transfer amounts to other Allocation Options over a designated period. (See “Transfers, Dollar Cost Averaging.”) The DCA Fixed Accounts are available only for Net Purchase Payments designated for dollar cost averaging. The DCA Fixed Accounts are not available for certain Contracts for which the sales charges have been waived. Net Purchase Payments may not be allocated into any DCA Fixed Account when that DCA Fixed Account value is greater than $0, and all funds must be transferred from a DCA Fixed Account before allocating a Net Purchase Payment to that DCA Fixed Account. Where we agree, under current administrative procedures, to allocate a Net Purchase Payment to any DCA Fixed Account in installments from more than one source, we will credit each installment with the rate applied to the first installment we receive. The interest rate we apply to Net Purchase Payments allocated to a DCA Fixed Account is guaranteed for the period over which dollar cost averaging transfers are allowed from that DCA Fixed Account.

Guaranteed Account Value.

Any time prior to the Annuity Commencement Date, the Guaranteed Account value is equal to the sum of:

(1)         Net Purchase Payments allocated to the Guaranteed Account; plus

(2)         amounts transferred into the Guaranteed Account; plus

(3)         interest credited to the Guaranteed Account; minus

(4)         amounts transferred out of the Guaranteed Account, including any applicable transfer fee; minus

(5)         the amount of any surrenders removed from the Guaranteed Account, including any applicable premium tax; minus

(6)         fees deducted from the Guaranteed Account; minus

(7)         deduction of a sales charge when a letter of intent is not fulfilled.

For the purposes of interest crediting, amounts deducted, transferred or withdrawn from accounts within the Guaranteed Account will be separately accounted for on a “first-in, first-out” (FIFO) basis.

DEATH BENEFIT

If any Owner dies before the Annuity Commencement Date and while this Contract is in force, we will pay a death benefit, less any applicable premium tax, to the Beneficiary. The death benefit terminates on the Annuity Commencement Date.

We will determine the death benefit as of the end of the Valuation Period during which we receive due proof of death at our administrative office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. If we receive due proof of death after the end of the Valuation Period, we will determine the death benefit on the next Valuation

Day. Only one death benefit is payable under this Contract, even though the Contract may, in some circumstances, continue beyond the time of an Owner’s death. If any Owner is not a natural person, the death of the Annuitant is treated as the death of an Owner. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary. The following discussion generally applies to Qualified Contracts and non-Qualified Contracts, but there are some differences in the rules that apply to each.

The death benefit provisions of this Contract shall be interpreted to comply with the requirements of Section 72(s) of the Code. We reserve the right to endorse the Contract, as necessary, to conform with regulatory requirements. We will send you a copy of any endorsement containing such Contract modifications.

Please note that any death benefit payment we make in excess of the Contract Value is subject to our financial strength and claims-paying ability.

Payment of the Death Benefit.

The Beneficiary may take the death benefit in one sum immediately, in which event the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive due proof of death and the entire interest in the Contract must be distributed under one of the following options:

(1)         the entire interest must be distributed over the life of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distributions beginning within one year of the Owner’s death; or,

(2)         the entire interest must be distributed within 5 years of the Owner’s death.

If no option is elected, we will distribute the entire interest within 5 years of the Owner’s death.

If there is more than one Beneficiary, the foregoing provisions apply to each Beneficiary individually.

Continuation of the Contract by a Surviving Spouse.

In the case of non-Qualified Contracts and Contracts that are individual retirement annuities within the meaning of Code Section 408(b), if the Beneficiary is the deceased Owner’s spouse, the surviving spouse may elect, in lieu of receiving a death benefit, to continue the Contract and become the new Owner, provided the deceased Owner’s spouse’s 85th birthday is after the Effective Date and the 90th birthday is after the Annuity Commencement Date then in effect. The Contract will continue with the value of the death benefit, including the Earnings Enhancement Death Benefit if it was selected, having become the new Contract Value as of the end of the Valuation Period during which we received due proof of death. Neither the death benefit nor the optional Earnings Enhancement Death Benefit, if it was selected, is terminated by a surviving spouse’s continuation of the Contract. The surviving spouse may select a new Beneficiary. Upon this spouse’s death, the death benefit may be taken in one sum immediately and the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive due proof of death and must be distributed to the new Beneficiary according to option (1) or (2), above.

A Contract may be continued by a surviving spouse only once. This benefit will not be available to any subsequent surviving spouse under the continued Contract.

Selecting a death benefit.

All Contracts are issued with the Return of Purchase Payments Death Benefit. You may also be eligible to select the optional benefit package at the time you apply for your Contract. Your selection may not be changed after we issue the Contract. The optional benefit package is subject to age limitations. The optional benefit package provides a death benefit that may be greater than the Return of Purchase Payments Death Benefit. Other optional death benefit packages were available in Contracts issued prior to January 5, 2004. See Appendix A and Appendix C for more information.

Return of Purchase Payments Death Benefit

The death benefit will equal the greater of:

(1)         the Contract Value; or

(2)         aggregate Purchase Payments less an adjustment for each surrender.

For Contracts purchased after December 31, 2002, the adjustment for each surrender in item (2) is the amount that reduces the aggregate Return of Purchase Payments Death Benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the Return of Purchase Payments Death Benefit at the time of the surrender, the adjustment will be larger than the amount surrendered. For Contracts purchased before January 1, 2003, the adjustment is the aggregate amount surrendered.

See Appendix A for an example of the calculation of each death benefit.

Optional Benefit Packages

At the time of application, an eligible Owner may purchase the optional benefit package. You may purchase the optional benefit package only at the time of application and only if the Effective Date is before the oldest Owner’s 76th birthday. A death benefit available under the optional benefit package must be distributed according to the rules  in the “Death Benefit” section above.

We currently offer the Annual Reset Death Benefit Package. This optional benefit package may provide a death benefit that is greater than the Return of Purchase Payments Death Benefit provided under the Contract. If you purchase this package, the mortality and expense risk expense charge will increase by 0.30% to 0.90%, for total mortality and expense risk and administration charges of 1.00%. (See “Charges and Deductions”.) Once you select the optional benefit package, you may not cancel or change the option. If any Owner is not a natural person, we will treat references to the Owner as references to the Annuitant for purposes of these benefit packages.

For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value regardless of the death benefit selected and without any change in the Contract’s mortality and expense risk charge. It is possible that, at the time of an Owner’s death, the death benefits under the optional benefit packages will be no greater than the Return of Purchase Payments Death Benefit. You should consult a qualified financial adviser to carefully consider these possibilities and the added cost of the optional benefit package before you decide whether the optional benefit package is right for you.

See Appendix A for an example of the calculation of each death benefit.

Annual Reset Death Benefit Package.

We will determine an annual reset anniversary value for each Contract Anniversary occurring before the earlier of the deceased Owner’s 80th birthday or the deceased Owner’s date of death. Each annual reset anniversary value is equal to the sum of:

•       the Contract Value on that Contract Anniversary; plus

•       all Purchase Payments since that Contract Anniversary; minus

•       an adjustment for each surrender since that Contract Anniversary.

For Contracts purchased after December 31, 2002, the adjustment for each surrender since the relevant Contract Anniversary is the amount that reduces the annual reset death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the annual reset death benefit at the time of the surrender, the adjustment will be larger than the amount surrendered. For Contracts purchased before January 1, 2003, the adjustment is the aggregate amount surrendered since that Contract Anniversary.

The death benefit will equal the greater of:

(1)         the Return of Purchase Payments Death Benefit; or

(2)         the greatest annual reset anniversary value attained.

See Appendix A for an example of the calculation of each death benefit.

Nursing Home Confinement/Terminal Illness Benefit. (Not available in Maryland or Massachusetts.)

In most states, we provide a Nursing Home Confinement/Terminal Illness Benefit if you purchase an optional benefit package. If you request a full surrender of your Contract under this benefit and meet either of the two qualifying conditions stated below, we will pay you the greater of:

1)              the Contract Value as of the end of the Valuation Period during which we receive your written request for surrender, less any applicable premium tax; or

2)              your aggregate Purchase Payments less aggregate amounts previously surrendered.

You may make a full surrender of the Contract under this benefit at any time after the Effective Date if:

(1)         you are first diagnosed as having a terminal illness by a physician who is not related to you or the Annuitant; or,

(2)         you enter, for a period of at least ninety (90)  days, a facility which is both

(a)           licensed by the state (in New Hampshire, operated pursuant to law); and

(b)          qualified as a skilled nursing home facility under Medicare or Medicaid.

The term “terminal illness” means that you are diagnosed as having a non-correctable medical condition that, with a reasonable degree of medical certainty, will result in your death in 12 months or less. A “physician” is a medical doctor licensed by the state’s Board of Medical Examiners, or similar authority in the United States, acting within the scope of his or her license. You must submit written proof satisfactory to us of a terminal illness or nursing home confinement. We reserve the right to require an examination by a physician of our choice at our expense.

Suspension of Benefits.

For a period of one year after any change of ownership involving a natural person, you may surrender the Contract for the Contract Value only.

SUSPENSION OR DELAY IN PAYMENTS

Payments of a partial or full surrender of the Variable Account Value or death benefit are usually made within seven (7) calendar days. However, we may delay such payment of a partial or full surrender of the Variable Account value or death benefit for any period in the following circumstances where permitted by state law:

1)              when the New York Stock Exchange is closed; or

2)              when trading on the New York Stock Exchange is restricted; or

3)              when an emergency exists (as determined by the SEC as a result of which (a) the disposal of securities in the Variable Account is not reasonably practical; or (b) it is not reasonably practical to determine fairly the value of the net assets of the Variable Account); or

4)              when the SEC, by order, so permits for the protection of security holders.

We may delay payment of a partial or full surrender from the Guaranteed Account for up to six months where permitted.

SUSPENSION OF CONTRACTS

If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide additional information about your account to government regulators or law enforcement authorities. In addition, we may be required to block an Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator or law enforcement authorities.

CHARGES AND DEDUCTIONS

Sales Charge

We may deduct a sales charge from each Purchase Payment we accept to cover the expenses associated with the sales and distribution of the Contracts. These expenses include commissions, sales literature and other promotional activities. If the sales charge is not sufficient to cover these costs we will pay them from our general assets (which may include amounts derived from the mortality and expense risk charge). We will retain as profit any aggregate sales charge we collect in excess of the amount needed for commissions and promotional activities.

The sales charge is a percentage of each Purchase Payment and is calculated separately for each Purchase Payment by multiplying the Purchase Payment by the applicable sales charge percentage. The sales charge will be deducted from the Purchase Payment before we allocate the Net Purchase Payment to the Allocation Options you selected.

The sales charge percentage is based upon the greater of: 1) aggregate Purchase Payments made under a contract; or, 2) the Contract Value plus the Purchase Payment on the date we accept the Purchase Payment. The sales charge percentage is determined according to the table below:

SALES CHARGE PERCENTAGES

Contract Value or Aggregate Purchase Payments	Sales Charge Percentage
Less than $50,000	5.50%
At least $50,000 but less than $100,000	4.50%
At least $100,000 but less than $250,000	3.50%
At least $250,000 but less than $500,000	2.50%
At least $500,000 but less than $1,000,000	2.00%
At least $1,000,000 but less than $2,500,000	1.00%
$2,500,000 or greater	0.50%

The sales charge will not be retroactively reduced for Purchase Payments we have previously accepted. On certain sales to specific groups, sales charge percentages may be reduced or waived.

Reducing your sales charge.

You may qualify for a reduced sales charge percentage shown on the table above through our rights of accumulation program. Under our rights of accumulation program, certain qualifying mutual funds and

Protective Life variable annuities that you own can be considered along with your Purchase Payment for the purpose of determining your sales charge. To be considered, the other Protective Life variable annuities must be in force and not yet annuitized on the date we accept your Purchase Payment. You can determine if this program is being offered in your state and whether such mutual funds or annuities are eligible by asking your broker-dealer representative. In order for you to use the rights of accumulation program, your broker-dealer representative must inform us in writing about the other qualifying mutual funds and/or variable annuities. This program may be suspended or amended at any time without notice. This program may not be available in all states. Ask your sales representative if this program is available in your state.

If you purchased your Contract before January 5, 2004, you had the option of selecting to participate in the Letter of Intent Program. The Letter of Intent program allowed an Owner to agree to make Purchase Payments of a specified minimum aggregate amount within 13 months of your initial Purchase Payment. If the amount committed in the Letter of Intent entitled you to a reduced sales charge percentage, we deducted sales charges on the Purchase Payments during the 13-month period as if the total amount of Purchase Payments you committed to make had been paid in one lump sum. The letter of intent could be accepted only at the time you applied for your Contract. If you did not make the aggregate Purchase Payments to which you committed in the Letter of Intent Program, we deducted from your Contract Value the difference between (1) the sales charges applicable to the actual breakpoint reached during the 13-month period, and (2) the total sales charge actually paid. If you exceeded the amount to which you committed in your Letter of Intent and reached a breakpoint entitling you to a reduced sales charge, we applied the lower percentage to only the first Purchase Payment that reached the breakpoint and to subsequent Purchase Payments. If you surrendered your Contract during the 13-month period, we determined the aggregate Purchase Payments as of the time of the surrender. If the aggregate amount to which you committed was not met, we deducted from your Contract Value the difference between (1) the sales charges applicable to the actual breakpoint you reached prior to the surrender, and (2) the total sales charge you actually paid.

Waiver of Sales Charges.

We may waive sales charges for Contracts issued to employees and registered representatives of any member of the selling group and their family members, or to officers, directors, trustees or bona-fide full time employees of Protective Life or the investment advisors of any of the Funds or their affiliated companies (based upon the Owner’s status at the time the Contract is purchased) because no marketing expenses and sales commissions are associated with such Contracts.

We may also reduce or waive sales charges for certain block transactions that will create a net reduction in the costs we bear with respect to the affected annuity contracts. If any such transaction applies to your Contract, we will notify you of this fact in writing.

Mortality and Expense Risk Charge

To compensate Protective Life for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge. We deduct the mortality and expense risk charge only from the Variable Account. Before the Annuity Commencement Date, the charge is equal, on an annual basis, to 0.60% of the average daily net assets of the Variable Account attributable to your Contract if you select only the Return of Purchase Payments Death Benefit. If you select the optional benefit package, the mortality and expense risk expense charge will increase by 0.30% for a total mortality and expense risk charge of 0.90% (on an annual basis) of the average daily net assets of the Variable Account attributable to your Contract. (See “Optional Benefit Package”.) On and after the Annuity Commencement Date, the mortality and expense risk charge is equal to 0.60% (on an annual basis) of the average daily net assets of the Variable Account attributable to a Contract.

If your Contract was purchased before January 5, 2004, you had the option of selecting the Return of Purchase Payments Death Benefit with the Earnings Enhancement Death Benefit (“EEDB”). If you made this selection, the mortality and expense risk charge is increased by 0.25% for a total mortality and expense risk charge of 0.85% (on an annual basis) while the EEDB is in effect. If your Contract was purchased before January 5, 2004, you also had the option of selecting the Contract with Optional Benefit Package with the EEDB. If you did not select the EEDB, the mortality and expense risk charge is 0.75%. With the EEDB in effect, the mortality and expense risk charge is increased by 0.25% for a total mortality and expense risk charge of 1.00% (on an annual basis). See Appendix A and C for information on death benefit packages available in Contracts purchased prior to January 5, 2004.

The mortality risk Protective Life assumes is that Annuitant(s) may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that Protective Life assumes also includes a guarantee to pay a death benefit if the Owner dies before the Annuity Commencement Date. The expense risk that Protective Life assumes is the risk that the administration charge, contract maintenance fee and transfer fees may be insufficient to cover actual future expenses. It is possible that the mortality and expense risk charge (or a portion of it) could be treated as a distribution from the Contract for tax purposes. (See “Federal Tax Matters.”). We may incur a profit or a loss from this charge. Any profit may be used to finance distribution and other expenses.

Administration Charges

We will deduct an administration charge equal, on an annual basis, to 0.10% of the daily net asset value of the Variable Account attributable to your Contract. This deduction helps pay for expenses incurred in the administration of the Contract and the Variable Account. We deduct the administration charge only from the Variable Account value.

Transfer Fee

Currently, there is no charge for transfers. Protective Life reserves the right, however, to charge $25 for each transfer after the first 12 transfers in any Contract Year. For the purpose of assessing the fee, we would consider each request to be one transfer, regardless of the number of Allocation Options affected by the transfer in one day. We would deduct the fee from the amount being transferred.

Contract Maintenance Fee

Prior to the Annuity Commencement Date, we deduct a contract maintenance fee of $30 from the Contract Value on each Contract Anniversary, and on any day that the Contract is surrendered other than the Contract Anniversary. We will deduct the contract maintenance fee from the Allocation Options in the same proportion as their values are to the Contract Value. We will waive the contract maintenance fee in the event the Contract Value or the aggregate Purchase Payments reduced by surrenders equals or exceeds $50,000 on the date we are to deduct the contract maintenance fee.

Fund Expenses

The net assets of each Sub-Account of the Variable Account will reflect the investment management fees and other operating expenses incurred by the Funds. For each Fund, an investment manager receives a daily fee for its services. Some Funds also deduct 12b-1 fees from Fund assets. Over time these fees, which are paid out of a Fund’s assets on an ongoing basis, will increase the cost of an investment in Fund shares. (See the prospectuses for the Funds, which accompany this Prospectus.)

Premium Taxes

Some states impose premium taxes at rates currently ranging up to 3.5%. If premium taxes apply to your Contract, we will deduct them from the Purchase Payment(s) when accepted or from the Contract Value upon a full or partial surrender, death or annuitization.

Other Taxes

Currently, no charge will be made against the Variable Account for federal, state or local taxes other than premium taxes. We reserve the right, however, to deduct a charge for taxes attributable to the operation of the Variable Account.

Other Information

We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of Protective Life. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay the commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and costs of Contract benefits through the fees and charges imposed under the Contracts. See “Distribution of the Contracts” for more information about payments we make to the broker-dealers.

ANNUITIZATION

Annuity Commencement Date

On the Effective Date, the Annuity Commencement Date is the later of 1) the oldest Owner’s or oldest Annuitant’s 90th birthday or 2) the 10th Contract Anniversary. Annuity Commencement Dates that occur or are scheduled to occur at an advanced age for the Annuitant (e.g., past age 85), may in certain circumstances have adverse income tax consequences. (See “Federal Tax Matters”.) Distributions from Qualified Contracts may be required before the Annuity Commencement Date.

On the Annuity Commencement Date, we will apply your Contract Value, less any applicable charges and premium tax, to the Annuity Option you have selected to determine an annuity income payment. You may elect to receive a fixed income payment, a variable income payment, or a combination of both using the same Annuity Option and certain period.

Changing the Annuity Commencement Date.

The Owner may change the Annuity Commencement Date by Written Notice. The new Annuity Commencement Date must be at least 30 days after the date we receive the written request, at least 5 years after the most recent Purchase Payment, and no later than the oldest Owner’s or Annuitant’s 90th birthday.

Early Annuitization.

At any time after the second Contract Anniversary, we will permit you to elect the immediate annuitization of your Contract under certain Annuity Options. To elect this early annuitization, you must make your election by Written Notice, and you must select an Annuity Option providing either (i) life income with or without a certain period, or (ii) payments for a certain period of at least 10 years. We will not accept an early annuitization election if you select payments for a certain period of less than 10 years. Once we accept your early annuitization election, we will change the Annuity Commencement Date to the date on which we accepted the election, and we will apply your Contract Value, less any applicable charges and premium tax, to the Annuity Option you have selected to determine an annuity income payment.

We reserve the right to modify, limit, suspend or eliminate the early annuitization privilege without prior notice for any Contract or class of Contracts at any time for any reason.

Fixed Income Payments

Fixed income payments are periodic payments from the Company to the designated Payee, the amount of which is fixed and guaranteed by the Company. Fixed income payments are not in any way dependent upon the investment experience of the Variable Account. Once fixed income payments have begun, they may not be surrendered.

Variable Income Payments

Variable income payments are periodic payments from the Company to the designated Payee, the amount of which varies from one payment to the next as a reflection of the net investment experience of the Sub-Account(s) you select to support the payments. You may fully or partially surrender variable income payments for a commuted value if those payments are being made under Annuity Option A (variable payments for a certain period). Refer to Appendix B for an explanation of the commuted value calculation. You may not surrender variable income payments if those payments are being made under Annuity Option B (life income with or without a certain period).

Annuity Units.

On the Annuity Commencement Date, we will apply the Contract Value you have allocated to variable income payments (less applicable charges and premium taxes) to the variable Annuity Option you have selected. Using an interest assumption of 5%, we will determine the dollar amount that would equal a variable income payment if a payment were made on that date. (No payment is actually made on that date.) We will then allocate that dollar amount among the Sub-Accounts you selected to support your variable income payments, and we will determine the number of Annuity Units in each of those Sub-Accounts that is credited to your Contract. We will make this determination based on the Annuity Unit values established at the close of regular trading on the New York Stock Exchange on the Annuity Commencement Date. If the Annuity Commencement Date is a day on which the New York Stock Exchange is closed, we will determine the number of Annuity Units on the next day on which the New York Stock Exchange is open. The number of Annuity Units attributable to each Sub-Account under a Contract generally remains constant unless there is an exchange of Annuity Units between Sub-Accounts.

Determining the Amount of Variable Income Payments.

We will determine the amount of your variable income payment no earlier than five Valuation Days before the date on which a payment is due, using values established at the close of regular trading on the New York Stock Exchange that day.

We determine the dollar amount of each variable income payment attributable to each Sub-Account by multiplying the number of Annuity Units of that Sub-Account credited to your Contract by the Annuity Unit value (described below) for that Sub-Account on the Valuation Period during which the payment is determined. The dollar value of each variable income payment is the sum of the variable income payment attributable to each Sub-Account.

The Annuity Unit value of each Sub-Account for any Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

(a)          is the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated;

(b)         is the Annuity Unit value for the preceding Valuation Period; and

(c)          is a daily Assumed Investment Return (AIR) factor adjusted for the number of days in the Valuation Period.

The AIR is equal to 5%.

If the net investment return of the Sub-Account for a variable income payment period is equal to the AIR during that period, the variable income payment attributable to that Sub-Account for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the AIR for that period, the payment for that period will be greater than the payment for the prior period; to the extent that such net investment return falls short of the AIR for that period, the payment for that period will be less than the payment for the prior period.

Refer to Appendix B for an explanation of the variable income payment calculation.

Exchange of Annuity Units.

After the Annuity Commencement Date, you may exchange the dollar amount of a designated number of Annuity Units of a particular Sub-Account for an equivalent dollar amount of Annuity Units of another Sub-Account. On the date of the exchange, the dollar amount of a variable income payment generated from the Annuity Units of either Sub-Account would be the same. We allow only one exchange between Sub-Accounts in any calendar month, and allow no exchanges between the Guaranteed Account and the Variable Account.

Annuity Options

You may select an Annuity Option, or change your selection by Written Notice Protective Life receives no later than 30 days before the Annuity Commencement Date. You may not change your selection of an Annuity Option less than 30 days before the Annuity Commencement Date. If you have not selected an Annuity Option within 30 days of the Annuity Commencement Date, we will apply your Contract Value to Option B — Life Income with Payments for a 10 Year Certain Period, with the Variable Account value used to purchase variable income payments and the Guaranteed Account value used to purchase fixed income payments.

You may select from among the following Annuity Options:

Option A — Payments for a Certain Period:

We will make payments for the period you select. No certain period may be longer than 30 years. Payments under this Annuity Option do not depend on the life of an Annuitant. The Contract may be fully or partially surrendered for a commuted value while variable income payments under Option A are being made, but fixed income payments under this option may not be surrendered. Refer to Appendix B for an explanation of the commuted value calculation.

Option B — Life Income With or Without a Certain Period:

Payments are based on the life of the named Annuitant(s). If you elect to include a certain period, we will make payments for the lifetime of the Annuitant(s), with payments guaranteed for the certain period you select. No certain period may be longer than 30 years. Payments stop at the end of the selected certain period or when the Annuitant(s) dies, whichever is later. We reserve the right to demand proof that the Annuitant(s) is living prior to making any payment under Option B. If no certain period is selected, payments will stop upon the death of the Annuitant(s), no matter how few or how many payments have been made. The Contract may not be surrendered while income payments under Option B are being made regardless of whether fixed or variable income payments are selected.

Additional Option:

You may use the Contract Value, less applicable premium tax, to purchase any annuity contract that we offer on the date you elect this option.

Minimum Amounts

If your Contract Value is less than $5,000 on the Annuity Commencement Date, we reserve the right to pay the Contract Value in one lump sum. If at any time your annuity income payments are less than the minimum payment amount according to the Company’s rules then in effect, we reserve the right to change the frequency to an interval that will result in a payment at least equal to the minimum.

Death of Annuitant or Owner After Annuity Commencement Date

In the event of the death of any Owner on or after the Annuity Commencement Date, the Beneficiary will become the new Owner. If any Owner or Annuitant dies on or after the Annuity Commencement Date and before all benefits under the Annuity Option you selected have been paid, we will pay any remaining portion of such benefits at least as rapidly as under the Annuity Option in effect when the Owner or Annuitant died. After the death of the Annuitant, any remaining payments shall be payable to the Beneficiary unless you specified otherwise before the Annuitant’s death.

YIELDS AND TOTAL RETURNS

From time to time, Protective Life may advertise or include in sales literature yields, effective yields, and total returns for the Sub-Accounts. These figures are based on historic results and do not indicate or project future performance.

Yields, effective yields, and total returns for the Sub-Accounts are based on the investment performance of the corresponding Funds. The Funds’ performance also reflects the Funds’ expenses, including any 12b-1 fees. Certain of the expenses of each Fund may be reimbursed by the investment manager. (See the Prospectuses for the Funds.)

Yields

The yield of the Oppenheimer Money Fund Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven day period over a 52 week period and is shown as a percentage of the investment. The effective yield is calculated similarly but when annualized the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account (except the Oppenheimer Money Fund Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one-month period is generated each period over a 12 month period and is shown as a percentage of the investment.

Total Returns

The total return of a Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Sub-Account for various periods of time including a period measured from the date the Sub-Account commenced operations. Average annual total return refers to total return quotations that are based on an average return over various periods of time.

Certain Funds have been in existence prior to the investment by the Sub-Accounts in such Funds. Protective Life may advertise and include in sales literature the performance of the Sub-Accounts that invest in these Funds for these prior periods. The performance information of any period prior to the investments by the Sub-Accounts is calculated as if the Sub-Accounts had invested in those Funds during those periods, using current charges and expenses associated with the Contract.

Standardized Average Annual Total Returns

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which the quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied under the Contract, but excluding any deductions for premium taxes.

When a Sub-Account has been in operation prior to the commencement of the offering of the Contract described in this prospectus, Protective Life may advertise and include in sales literature the performance of the Sub-Accounts for these prior periods. The Sub-Account performance information of any period prior to the commencement of the offering of the Contract is calculated as if the Contract had been offered during those periods, using current charges and expenses.

Until a Sub-Account (other than the Oppenheimer Money Fund Sub-Account) has been in operation for 10 years, Protective Life will always include quotes of standard average annual total return for the period measured from the date that Sub-Account began operations. When a Sub-Account (other than the Oppenheimer Money Fund Sub-Account) has been in operation for one, five and ten years, respectively, the standard version average annual total return for these periods will be provided.

Non-Standard Average Annual Total Returns

In addition to the standard version of average annual total return described above, total return performance information computed on non-standard bases may be used in advertisements or sales literature. Non-standard average annual total return information may be presented, computed on the same basis as the standard version except deductions may not include the sales charge or the contract maintenance fee or may include a different sales charge percentage. In addition, Protective Life may from time to time disclose average annual total return in other non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts.

Protective Life may, from time to time, also disclose yield, standard average annual total returns, and non-standard total returns for the Funds.

Non-standard performance data will only be disclosed if the standard performance data for the periods described in “Standardized Average Annual Total Returns,” above, is also disclosed.

Performance Comparisons

Protective Life may, from time to time, advertise or include in sales literature Sub-Account performance relative to certain performance rankings and indices compiled by independent organizations. In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. (“Lipper”), the Variable Annuity Research Data Service (“VARDS”), and Morningstar Inc. (“Morningstar”) are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper and Morningstar rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor’s Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any “deduction” for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

Other Matters

Protective Life may also report other information including the effect of tax-deferred compounding on a Sub-Account’s investment returns, or returns in general, which may be illustrated by tables, graphs, or charts.

All income and capital gains derived from Sub-Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Fund’s investment experience is positive.

FEDERAL TAX MATTERS

Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of the Contract. In addition, Protective Life makes no guarantee regarding any tax treatment — federal, state or local — of any Contract or of any transaction involving a Contract.

The Company’s Tax Status

Protective Life is taxed as a life insurance company under the Code. Since the operations of the Variable Account are a part of, and are taxed with, the operations of the Company, the Variable Account is not separately taxed as a “regulated investment company” under the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Protective Life does not anticipate that it will incur any federal income tax liability attributable to such income and gains of the Variable Account, and therefore does not intend to make provision for any such taxes. If Protective Life is taxed on investment income or capital gains of the Variable Account, then Protective Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral During Accumulation Period

Under existing provisions of the Code, except as described below, any increase in an Owner’s Contract Value is generally not taxable to the Owner until received, either in the form of annuity payments as contemplated by the Contracts, or in some other form of distribution. However, this rule applies only if:

(1)         the investments of the Variable Account are “adequately diversified” in accordance with Treasury Department regulations;

(2)         the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3)         the Owner is an individual (or an individual is treated as the Owner for tax purposes).

Diversification Requirements.

The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be “adequately diversified.” If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Contact Value over the premiums paid for the Contract. Protective Life expects that the Variable Account, through the Funds, will comply with the diversification requirements prescribed by the Code and Treasury Department regulations.

Ownership Treatment.

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be currently includable in the contract owners’ gross income. The Internal Revenue Service (the “IRS”) has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The ownership rights under the Contract are similar to, but different in certain respects from, the ownership rights described in certain IRS rulings where it was determined that contract owners were not owners of the assets of a segregated asset account (and thus not currently taxable on the income and gains). For example, the Owner of this Contract has the choice of more investment options to which to allocate purchase payments and Variable Account values than were addressed in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, the Company does not know what standards will be set forth in any further regulations or rulings which the Treasury Department or IRS may issue. Protective Life therefore reserves the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

Nonnatural Owner.

As a general rule, Contracts held by “nonnatural persons” such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this general rule for nonnatural Owners. First, Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person. However, this special exception will not apply in the case of any employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for its employees.

In addition, exceptions to the general rule for nonnatural Owners will apply with respect to:

(1)         Contracts acquired by an estate of a decedent by reason of the death of the decedent;

(2)         certain Qualified Contracts;

(3)         Contracts purchased by employers upon the termination of certain Qualified Plans;

(4)         certain Contracts used in connection with structured settlement agreements; and

(5)         Contracts purchased with a single purchase payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Delayed Annuity Commencement Dates.

If the Contract’s Annuity Commencement Date occurs (or is scheduled to occur) at a time when the Annuitant has reached an advanced age (e.g., past age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includable in the Owner’s income.

The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

Taxation of Partial and Full Surrenders

In the case of a partial surrender, amounts you receive are generally includable in income to the extent your Contract Value before the surrender exceeds your “investment in the contract.” All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. Amounts received under a partial automatic withdrawal plan are treated as partial surrenders. In the case of a full surrender, amounts received are includable in income to the extent they exceed the “investment in the contract.” For these purposes, the investment in the contract at any time equals the total of the Purchase Payments made under the Contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts) less any amounts previously received from the Contract which were not includable in income.

Partial and full surrenders may be subject to a 10% penalty tax. (See “Penalty Tax on Premature Distributions.”) Partial and full surrenders may also be subject to federal income tax withholding requirements. (See “Federal Income Tax Withholding.”) In addition, in the case of partial and full surrenders from certain Qualified Contracts, mandatory withholding requirements may apply, unless a “direct rollover” of the amount surrendered is made. (See “Direct Rollovers.”)

The Contract offers an optional benefit package that includes a death benefit which in certain circumstances may exceed the greater of the Purchase Payments or the Contract Value and a nursing home/terminal illness benefit. The Contract may also include an Earnings Enhancement Death Benefit. As described elsewhere in this prospectus, the Company imposes certain charges with respect to these benefits. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a partial surrender from the Contract.

Taxation of Annuity Payments

Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of variable income payments, the exclusion amount is the “investment in the contract” (defined above) you allocate to the variable Annuity Option when payments begin, adjusted for any period certain or refund feature, divided by the number of payments expected (as determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). In the case of fixed income payments, the exclusion amount is the amount determined by multiplying (1) the payment by (2) the ratio of the investment in the contract you allocate to the fixed Annuity Option, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (determined under Treasury Department regulations).

Once the total amount of the investment in the contract is excluded using the above formulas, annuity payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

Annuity income payments may be subject to federal income tax withholding requirements. (See “Federal Income Tax Income Withholding.”) In addition, in the case of annuity income payments from certain Qualified Plans, mandatory withholding requirements may apply, unless a “direct rollover” of such annuity payments is made. (See “Direct Rollovers.”)

Taxation of Death Benefit Proceeds

Prior to the Annuity Commencement Date, amounts may be distributed from a Contract because of the death of an Owner or, in certain circumstances, the death of the Annuitant. Such death benefit proceeds are includable in income as follows:

(1)         if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above; or

(2)         if distributed under an Annuity Option, they are taxed in the same manner as annuity income payments, as described above.

After the Annuity Commencement Date, if a guaranteed period exists under an Annuity Option and the Annuitant dies before the end of that period, payments we make to the Beneficiary for the remainder of that period are includable in income as follows:

(1)         if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

(2)         if distributed in accordance with the existing Annuity Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includable in income.

Proceeds payable on death may be subject to federal income tax withholding requirements. (See “Federal Income Tax Withholding.”) In addition, in the case of such proceeds from certain Qualified Contracts, mandatory withholding requirements may apply, unless a “direct rollover” of such proceeds is made. (See “Direct Rollovers.”)

Assignments, Pledges, and Gratuitous Transfers

Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Contract Value is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the contract is increased by the amount includable as income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner’s spouse (or to a former spouse incident to divorce), the Owner will be required to include in income the difference between his or her Contract Value and the investment in the contract at the time of transfer. In such case, the transferee’s “investment in the contract” will be increased to reflect the increase in the transferor’s income.

Penalty Tax on Premature Distributions

Where a Contract has not been issued in connection with a Qualified Plan, there generally is a 10% penalty tax on the amount of any payment from the Contract that is includable in income unless the payment is:

(a)          received on or after the Owner reaches age 59 1/2 ;

(b)         attributable to the Owner’s becoming disabled (as defined in the tax law);

(c)          made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

(d)         made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated beneficiary (as defined in the tax law); or

(e)          made under a Contract purchased with a single Purchase Payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Certain other exceptions to the 10% penalty tax not described herein also may apply. (Similar rules, discussed below, apply in the case of certain Qualified Contracts.)

Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a surrender from a Contract that is includable in income by combining some or all of the annuity contracts a person owns that were not issued in connection with Qualified Plans. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by Protective Life, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his or her interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment that was not received as an annuity (including surrenders prior to the Annuity Commencement Date) is includable in income. The effects of such aggregation are not always clear; however, it could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

Exchanges of Annuity Contracts

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the Contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See “Aggregation of Contracts.”) You should consult your tax adviser in connection with an exchange of part or all of an annuity contract for the Contract.

Loss of Interest Deduction Where Contract Is Held By or For the Benefit of Certain Nonnatural Persons

In the case of Contracts issued after June 8, 1997, to a nonnatural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that the Owner received or accrued during the taxable year. Entities that are considering purchasing the Contract, or entities that will be Beneficiaries under a Contract, should consult a tax adviser.

QUALIFIED RETIREMENT PLANS

In General

The Contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code. Numerous special tax rules apply to the participants in Qualified Plans and to Contracts used in connection with Qualified Plans. Therefore, we make no attempt in this prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. State income tax rules applicable to Qualified Plans and Qualified Contracts often differ from federal income tax rules, and this prospectus does not describe any of these differences. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for full surrenders, partial automatic withdrawals, partial surrenders, and annuity income payments under Qualified Contracts, there may be no “investment in the contract” and the total amount received may be taxable. Both the amount of the contribution that you and/or your employer may make, and the tax deduction or exclusion that you and/or your employer may claim for such contribution, are limited under Qualified Plans.

If this Contract is used in connection with a Qualified Plan, the Owner and Annuitant generally must be the same individual and generally may not be changed. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act (“ERISA”), the spouse or former spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or former spouse to change annuity options, to elect a partial automatic withdrawal option, or to make a partial or full surrender of the Contract.

In the case of Qualified Contracts, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code. Furthermore, failure to comply with minimum distribution requirements applicable to Qualified Plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the Qualified Plan. In the case of Individual Retirement Accounts or Annuities (“IRAs”), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. The death benefit under your Contract, the Nursing Home Confinement/Terminal Illness Benefit and contain other benefits that the IRS may characterize as “other benefits” for purposes of the regulations under Code section 401(a)(9), may increase the amount of the minimum required distribution that must be taken from your Contract.

There may be a 10% penalty tax on the taxable amount of payments from certain Qualified Contracts. There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an IRA, exceptions provide that the penalty tax does not apply to a payment:

(a)          received on or after the date the Owner reaches age 59 1/2;

(b)         received on or after the Owner’s death or because of the Owner’s disability (as defined in the tax law); or

(c)          made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under sections 401 and 403, exception “c” above for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases or for higher education expenses. You must meet special conditions to qualify for these two exceptions to the penalty tax. Those wishing to take a distribution from an IRA for these purposes should consult their tax advisor.

When issued in connection with a Qualified Plan, we will amend a Contract as generally necessary to conform to the requirements of the plan. However, Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, the Company shall not be bound by terms and conditions of Qualified Plans to the extent such terms and conditions contradict the Contract, unless the Company consents.

Following are brief descriptions of various types of Qualified Plans in connection with which the Company may issue a Contract.

Individual Retirement Accounts and Annuities.

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions must commence. Also, subject to the direct rollover and mandatory withholding requirements (discussed below), distributions from certain Qualified Plans may be “rolled over” on a tax- deferred basis into an IRA.

However, you may not use the Contract in connection with a “Coverdell Education Savings Account” (formerly known as an “Education IRA”) under Section 530 of the Code, a “Simplified Employee Pension” under Section 408(k) of the Internal Revenue Code, or a “Simple IRA” under Section 408(p) of the Code.

Roth IRAs.

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, “qualified distributions” from a Roth IRA will be excludable from income.

A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be either (1) made after the Owner attains the age of 59 1/2; (2) made after the Owner’s death; (3) attributable to the Owner being disabled; or (4) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a “qualified rollover contribution” from (1) a non-Roth IRA, (2) a “designated Roth account” maintained under a Qualified Plan and (3) after 2007, certain Qualified Plans of eligible individuals. Special rules apply to rollovers from Qualified Plans and from designated Roth accounts under Qualified Plans. You should seek competent advice before making such a rollover.

Corporate and Self-Employed (“H.R. 10” and “Keogh”) Pension and Profit-Sharing Plans.

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals’ Tax Retirement Act of 1962, as amended, commonly referred to as “H.R. 10” or “Keogh,” permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contract in order to provide benefits under the plans.

Section 403(b) Annuity Contracts.

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. Purchasers of the Contracts for use as a “Section 403(b) annuity contract” should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with such Contracts.

Section 403(b) annuity contracts contain restrictions on withdrawals of:

                                 (i)  contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

                             (ii)  earnings on those contributions; and

                         (iii)  earnings after December 31, 1988, on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if the employee has reached age 59 1/2, had a severance from employment, died, become disabled, or in the case of hardship. Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon can not be distributed on account of hardship. (These limitations on withdrawals do not apply to the extent the Company is directed to transfer some or all of the Contract Value to the issuer of another Section 403(b) annuity contract or into a Section 403(b)(7) custodial account.)

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations.

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. The Contract will be issued in connection with a Section 457 deferred compensation plan sponsored by a state or local government only if the plan has established a trust to hold plan assets, including the Contract.

Direct Rollovers

If your Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under Sections 401(a) or 403(a) of the Code, is a Section 403(b) annuity contract or is used with an eligible deferred compensation plan that has a government sponsor and that is qualifed under Section 457(b) of the Code, any “eligible rollover distribution” from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under Section 401(a) of the Code, qualified annuity plan under Section 403(a) of the Code, Section 403(b) annuity contract or custodial account, or an eligible Section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9)  of the Code, distributions which are part of a “series of substantially equal periodic payments” made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain Qualified Plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or the Company) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct transfer.

FEDERAL INCOME TAX WITHHOLDING

Protective Life will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies Protective Life at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Protective Life may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including surrenders prior to the Annuity Commencement Date) and conversions of, or rollovers from, non-Roth IRAs and Qualified Plans to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

GENERAL MATTERS

The Contract

The Contract and its attachments, including the copy of your application and any endorsements, riders and amendments, constitute the entire agreement between you and us. All statements in the application shall be considered representations and not warranties. The terms and provisions of this Contract are to be interpreted in accordance with the Code and applicable regulations.

Error in Age or Gender

When a benefit of the Contract is contingent upon any person’s age or gender, we may require proof of such. We may suspend payments until proof is provided. When we receive satisfactory proof, we will make the payments which were due during the period of suspension. Where the use of unisex mortality rates is required, we will not determine or adjust benefits based upon gender.

If after proof of age and gender (where applicable) is provided, we determine that the information you furnished was not correct, we will adjust any benefit under this Contract to that which would be payable based upon the correct information. If we have underpaid a benefit because of the error, we will make up the underpayment in a lump sum. If the error resulted in an overpayment, we will deduct the amount of the overpayment from any current or future payment due under the Contract. We will deduct up to the full amount of any current or future payment until the overpayment has been fully repaid. Underpayments and overpayments will bear interest at an annual effective interest rate of 3% when permitted by the state of issue.

Incontestability

We will not contest the Contract.

Non-Participation

The Contract is not eligible for dividends and will not participate in Protective Life’s surplus or profits.

Assignment or Transfer of a Contract

You have the right to assign or transfer a Contract if it is permitted by law. Generally, you do not have the right to assign or transfer a Qualified Contract. We do not assume responsibility for any assignment or transfer. Any claim made under an assignment or transfer is subject to proof of the nature and extent of the assignee’s or transferee’s interest before we make a payment. Assignments and transfers have federal income tax consequences. An assignment or transfer may result in the Owner recognizing taxable income. (See “Taxation of Annuities in General, Assignments, Pledges and Gratuitous Transfers” in the prospectus.)

Notice

All instructions and requests to change or assign the Contract must be in writing in a form acceptable to us, signed by the Owner(s), and received at our administrative office. The instruction, change or assignment will relate back to and take effect on the date it was signed, except we will not be responsible for following any instruction or making any change or assignment before we receive it.

Modification

No one is authorized to modify or waive any term or provision of this Contract unless we agree to the modification or waiver in writing and it is signed by our President, Vice-President or Secretary. We reserve the right to change or modify the provisions of this Contract to conform to any applicable laws, rules or regulations issued by a government agency, or to assure continued qualification of the Contract as an annuity contract under the Code. We will send you a copy of the endorsement that modifies the Contract, and where required we will obtain all necessary approvals, including that of the Owner(s).

Reports

At least annually prior to the Annuity Commencement Date, we will send to you at the address contained in our records a report showing the current Contract Value and any other information required by law.

Settlement

Benefits due under this Contract are payable from our administrative office. You may apply the settlement proceeds to any payout option we offer for such payments at the time you make the election. Unless directed otherwise in writing, we will make payments according to the Owner’s instructions as contained in our records at the time we make the payment. We shall be discharged from all liability for payment to the extent of any payments we make.

Receipt of Payment

If any Owner, Annuitant, Beneficiary or Payee is incapable of giving a valid receipt for any payment, we may make such payment to whomever has legally assumed his or her care and principal support. Any such payment shall fully discharge us to the extent of that payment.

Protection of Proceeds

To the extent permitted by law and except as provided by an assignment, no benefits payable under this Contract will be subject to the claims of creditors.

Minimum Values

The values available under the Contract are at least equal to the minimum values required in the state where the Contract is delivered.

Application of Law

The provisions of the Contract are to be interpreted in accordance with the laws of the state where the Contract is delivered, with the Code and with applicable regulations.

No Default

The Contract will not be in default if subsequent Purchase Payments are not made.

DISTRIBUTION OF THE CONTRACTS

We have entered into an agreement with Investment Distributors, Inc. (“IDI”) under which IDI has agreed to distribute the Contracts on a “best efforts” basis. Under the agreement, IDI serves as principal underwriter (as defined under Federal securities laws and regulations) for the Contracts. IDI is a Tennessee corporation and was established in 1993. IDI, a wholly-owned subsidiary of PLC, is an affiliate of and shares the same address as Protective Life. IDI is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD, Inc.

IDI does not sell Contracts directly to purchasers. IDI, together with Protective Life, enters into distribution agreements with other broker-dealers, including ProEquities, Inc., an affiliate of Protective Life and IDI, (collectively, “Selling Broker-Dealers”) for the sale of the Contracts. Registered representatives of the Selling Broker-Dealers sell the Contracts directly to purchasers. Registered representatives of the Selling Broker-Dealers must be licensed as insurance agents by applicable state insurance authorities and appointed as agents of Protective Life in order to sell the Contracts.

We pay commissions and additional asset-based compensation to Selling Broker-Dealers through IDI. IDI does not retain any commission payment or other amounts as principal underwriter for the Contracts. However, we may pay some or all of IDI’s operating and other expenses.

We paid the following aggregate dollar amounts to IDI in commissions and additional asset-based compensation relating to sales of our variable annuity contracts, including the Contracts. IDI did not retain any of these amounts.

Fiscal Year Ended	Amount Paid to IDI
December 31, 2004	$17,693,711
December 31, 2005	$20,020,473
December 31, 2006	$19,818,173

We offer the Contract on a continuous basis. While we anticipate continuing to offer the Contracts, we reserve the right to discontinue the offering at any time.

Selling Broker-Dealers

We pay commissions and may provide some form of non-cash compensation to all Selling Broker-Dealers in connection with the promotion and sale of the Contracts. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. We may use any of our corporate assets to pay commissions and other costs of distributing the Contracts, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contracts. Commissions and other incentives or payments described below are not charged directly to Contract owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contracts or from our general account.

Compensation Paid to All Selling Broker-Dealers.   We pay commissions as a percentage of initial and subsequent Purchase Payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the distribution agreement, we do not expect them to exceed 8% of any Purchase Payment (if compensation is paid as a percentage of Purchase Payments) and/or 1.0% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). In the normal course of business, we may also provide non-cash compensation in connection with the promotion of the Contracts, including conferences and seminars (including travel, lodging and meals in connection therewith) and items of relatively small value, such as promotional gifts, meals, or tickets to sporting or entertainment events.

The registered representative who sells you the Contract typically receives a portion of the compensation we pay to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. If you would like information about what your registered representative and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract, please ask your registered representative.

Additional Compensation Paid to Selected Selling Broker-Dealers.   In addition to ordinary commissions and non-cash compensation, we may pay additional asset-based compensation to selected Selling Broker-Dealers. These payments are made through IDI. These payments may be (1) additional amounts as a percentage of purchase payments and/or premiums we receive on our variable insurance products (including the Contracts), and (2) additional “trail” commissions, which are periodic payments as a percentage of the contract and policy values or variable account values of our variable insurance products (including Contract Values and Variable Account values of the Contracts). Some or all of these additional asset-based compensation payments may be conditioned upon the Selling Broker-Dealer producing a specified amount of new purchase payments and/or premiums (including Purchase Payments for the Contracts) and/or maintaining a specified amount of contract and policy value (including Contract Values of the Contracts) with us.

The Selling Broker-Dealers to whom we pay additional asset-based compensation may provide preferential treatment with respect to our products (including the Contracts) in their marketing programs. Preferential treatment of our products by a Selling Broker-Dealer may include any or all of the following: (1) enhanced marketing of our products over non-preferred products; (2) increased access to the Selling Broker-Dealer’s registered representatives; and (3) payment of higher compensation to registered representatives for selling our products (including the Contracts) than for selling non-preferred products.

In 2006, we paid additional asset-based compensation to the Selling Broker-Dealers Edward Jones, A.G. Edwards, UBS, and Raymond James in connection with the sale of our variable insurance products (including the Contracts). Some of these payments were substantial.

These additional asset-based compensation arrangements are not offered to all Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of our products (and/or our affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional asset-based compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of our variable insurance products (including the Contracts) over other variable insurance products (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or receives lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts. If you would like information about what your registered representative and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract, please ask your registered representative.

We may also pay to selected Selling Broker-Dealers, including those listed above as well as others, additional compensation in the form of (1) payments for participation in meetings and conferences that include presentations about our products (including the Contracts), and (2) payments to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives.

Arrangements with Affiliated Selling Broker-Dealer.   In addition to the ordinary commissions and non-cash compensation that we pay to all Selling Broker-Dealers, including ProEquities, Inc., we or our parent company, Protective Life Corporation, pay some of the operating and other expenses of ProEquities, Inc., such as paid-in-capital and certain overhead expenses. Additionally, employees of ProEquities, Inc. may be eligible to participate in various employee benefit plans offered by Protective Life Corporation.

Inquiries

You may make inquiries regarding a Contract by writing to Protective Life at its administrative office.

IMSA

Protective Life Insurance Company is a member of the Insurance Marketplace Standards Association (“IMSA”), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

LEGAL PROCEEDINGS

Protective Life and its subsidiaries, like other insurance companies, in the ordinary course of business are involved in some class action and other lawsuits, or alternatively in arbitration. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation or arbitration cannot be predicted, Protective Life believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on IDI’s, Protective Life’s or the Variable Account’s financial position.

VOTING RIGHTS

In accordance with its view of applicable law, Protective Life will vote the Fund shares held in the Variable Account at special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or Protective Life determines that it is allowed to vote such shares in its own right, it may elect to do so.

The number of votes available to an Owner will be calculated separately for each Sub-Account of the Variable Account, and may include fractional votes. The number of votes attributable to a Sub-Account will be determined by applying an Owner’s percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. An Owner holds a voting interest in each Sub-Account to which that Owner has allocated Accumulation Units or Annuity Units. Before the Annuity Commencement Date, the Owner’s percentage interest, if any, will be percentage of the dollar value of Accumulation Units allocated for his or her Contract to the total dollar value of that Sub-Account. On or after the Annuity Commencement Date, the Owner’s percentage interest, if any, will be percentage of the dollar value of the liability for future variable income payments to be paid from the Sub-Account to the total dollar value of that Sub-Account. The liability for future payments is calculated on the basis of the mortality assumptions, (if any), the Assumed Investment Return and the Annuity Unit Value of that Sub-Account. Generally, as variable income payments are made to the payee, the liability for future payments decreases as does the number of votes.

The number of votes which are available to the Owner will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

It is important that each Owner provide voting instructions to Protective Life because shares as to which no timely instructions are received and shares held by Protective Life in a Sub-Account as to which no Owner has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Sub-Account. As a result, a small number of Owners may control the outcome of a vote. Voting instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast on that item.

Protective Life will send or make available to each person having a voting interest in a Sub-Account proxy materials, reports, and other material relating to the appropriate Fund.

FINANCIAL STATEMENTS

The audited statement of assets and liabilities of The Protective Variable Annuity Separate Account as of December 31, 2006 and the related statement of operations for the year then ended and the statement of changes in net assets for the years ended December 31, 2006 and 2005 as well as the Report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information.

The audited consolidated balance sheets for Protective Life as of December 31, 2006 and 2005 and the related consolidated statements of income, share-owner’s equity, and cash flows for the three years in the period ended December 31, 2006 and the related financial statement schedules as well as the Report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

Page
SAFEKEEPING OF ACCOUNT ASSETS	3
STATE REGULATION	3
RECORDS AND REPORTS	3
LEGAL MATTERS	3
EXPERTS	3
OTHER INFORMATION	4
FINANCIAL STATEMENTS	4

APPENDIX A

EXAMPLE OF DEATH BENEFIT CALCULATIONS
(for Contracts purchased after December 31, 2002)

Assume an Owner is 55 on the Effective Date, 1/1/yy. Assume the following transactions occur prior to the Owner’s death and that the Contract Value before the Partial Surrender on 4/1/(yy+2) is $125,000.

Date	Transaction	Amount
1/1/yy	Purchase Payment	$100,000
4/1/(yy+2)	Partial Surrender	$25,000
10/1(yy+4)	Purchase Payment	$80,000

The Contract Values on each Contract Anniversary are shown below. These Contract Values are hypothetical and are solely for the purpose of illustrating death benefit calculations. The Contract Values presented are net of all expenses and charges including Fund expenses and Periodic Charges. This illustration does not reflect historical investment results, nor does it predict or guarantee future investment results. Actual results may be higher or lower.

Anniversary Date	Contract Value
1/1(yy+1)	$120,000
1/1(yy+2)	$130,000
1/1(yy+3)	$105,000
1/1(yy+4)	$110,000
1/1(yy+5)	$180,000

Finally, assume the Owner dies on 7/1(yy+5) when the Contract Value is $185,000. Also assume that proof of death was provided immediately, and no premium tax is applicable.

Return of Purchase Payments Death Benefit

Under the Return of Purchase Payments Death Benefit, the death benefit payable is the greater of:

(1)         Contract Value of $185,000 or,

(2)         aggregate Purchase Payments less an adjustment for each surrender*, or $180,000 less $20,000 equals $160,000.

The death benefit payable is then $185,000.

*                    The adjustment for each surrender is the amount that reduces the death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the Return of Purchase Payments Death Benefit at the time of the surrender, the adjustment will be larger than the amount surrendered. In this example, the $25,000 partial surrender reduces the $125,000 Contract Value on the date of the surrender by 20%. The amount that would reduce the Return of Purchase Payments Death Benefit in the same proportion on the date of the surrender is 20% of $100,000, or $20,000.

Annual Reset Death Benefit Option

The Annual Reset Death Benefit is equal to the greatest annual reset anniversary value attained, where an annual reset anniversary value equals the Contract Value on the Contract Anniversary plus all subsequent Purchase Payments minus an adjustment for each subsequent amount surrendered**, as shown below.

Anniversary Date	Anniversary Value
1/1/(yy+1)	$120,000 minus $26,000 plus $80,000 equals $174,000
1/1/(yy+2)	$130,000 minus $26,000 plus $80,000 equals $184,000
1/1/(yy+3)	$105,000 plus $80,000 equals $185,000
1/1/(yy+4)	$110,000 plus $80,000 equals $190,000
1/1/(yy+5)	$180,000

**             The adjustment for each surrender is the amount that reduces the death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the annual reset death benefit at the time of the surrender, the adjustment will be larger than the amount surrendered. In this example, the $25,000 partial surrender reduces the $125,000 Contract Value

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on the date of the surrender by 20%. The amount that would reduce the Annual Reset Anniversary Death Benefit in the same proportion on the date of the surrender is 20% of $130,000, or $26,000.

The Annual Reset Death Benefit is the greatest annual reset anniversary value attained, or $190,000.

Under the Annual Reset Death Benefit option, the death benefit payable is the greater of:

(1)         the Return of Purchase Payments Death Benefit of $185,000; or

(2)         the Annual Reset Death Benefit of $190,000.

The death benefit payable is then $190,000.

Compound and 3-Year Reset Death Benefit Option
(not available in Contracts purchased on or after January 5, 2004)

Contracts issued before January 5, 2004 offer the Compound and 3-Year Reset optional death benefit package. The Compound Death Benefit is equal to (1) the accumulation to the most recent Contract Anniversary of all prior Purchase Payments, less an adjustment for each amount surrendered before the most recent Contract Anniversary, using an annual effective interest rate of 4%, plus (2) all Purchase Payments on or since that Contract Anniversary less an adjustment for each amount surrendered since that Contract Anniversary. (An accumulation interest rate of 3% would have been applicable if the Effective Date of the Contract had been on or after the deceased Owner’s 71st birthday.) For ease of understanding, this example assumes an equal number of days in each quarterly period. In practice, the actual number of days in each period will be taken into account.

The Compound Death Benefit is:

Purchase Payment of $100,000 times (1.045) equals $121,665.29; minus
Surrender adjustment of $21,632*** times (1.042.75) equals $24,095.63; plus
Purchase Payment of $80,000 times (1.040.25) equals $80,788.27;
equals $178,357.93.

***      The adjustment for each surrender is the amount that reduces the death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the compound death benefit at the time of the surrender, the adjustment will be larger than the amount surrendered. In this example, the $25,000 partial surrender reduces the $125,000 Contract Value on the date of the surrender by 20%. On the date of the surrender, the Compound Death Benefit is $100,000 x 1.042, or $108,160. The amount that reduces the Compound Death Benefit on that date in the same proportion that the amount surrendered reduces the Contract Value is 20% of $108,160, or $21,632.

The 3-Year Reset Death Benefit is equal to the greatest 3-year reset anniversary value attained, where a 3-year reset anniversary value equals the Contract Value on that Contract Anniversary plus all subsequent Purchase Payments minus an adjustment for each amount surrendered since that Contract Anniversary, as shown below.

The only 3-year reset anniversary was on 1/1/(yy+3), where the anniversary value was $105,000 plus $80,000 equals $185,000.

The 3-Year Reset Death Benefit is the greatest 3-year reset anniversary value attained, or $185,000.

Under the Compound and 3-Year Reset Death Benefit option, the death benefit payable is the greatest of:

(1)         the Return of Purchase Payments Death Benefit of $185,000; or

(2)         the Compound Death Benefit, of $178,357.93; or

(3)         the 3-Year Reset Death Benefit, of $185,000.

The death benefit payable is then $185,000.

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APPENDIX B

EXPLANATION OF THE VARIABLE INCOME PAYMENT CALCULATION

Assuming a Contract Value (less applicable charges and premium taxes) of $100,000 on the Annuity Commencement Date and annual variable income payments selected under Option A with a 5 year certain period, the dollar amount of the payment determined, but not paid, on the Annuity Commencement Date is calculated using an interest assumption of 5%, as shown below.

There are 5 annual payments scheduled. Assuming an interest rate of 5%, the applied Annuity Value is then assumed to have a balance of $0 after the last payment is made at the end of the 5th year. The amount of the payment determined on the Annuity Commencement Date is the amount necessary to force this balance to $0.

Date	Interest Earned During Year at 5%	Contract Value Before Payment	Payment Made	Contract Value After Payment
Annuity Commencement Date		$100,000.00	$0.00	$100,000.00
End of 1st year	$5,000.00	$105,000.00	$23,097.48	$81,902.52
End of 2nd year	$4,095.13	$85,997.65	$23,097.48	$62,900.17
End of 3rd year	$3,145.01	$66,045.17	$23,097.48	$42,947.69
End of 4th year	$2,147.38	$45,095.08	$23,097.48	$21,997.60
End of 5th year	$1,099.88	$23,097.48	$23,097.48	$0.00

Assuming an interest rate of 5%, a payment of $23,097.48 is determined, but not paid, on the Annuity Commencement Date.

The actual variable income payment made at the end of the 1st year will equal $23,097.48 only if the net investment return during the 1st year equals 5%. If the net investment return exceeds 5%, then the 1st payment will exceed $23,097.48. If the net investment return is less than 5%, then the 1st payment will be less than $23,097.48.

Subsequent variable payments will vary based on the net investment return during the year in which the payment is scheduled to be made. A payment will equal the payment made at the end of the prior year only if the net investment return equals 5%. If the net investment return exceeds 5%, then the payment will exceed the prior payment. If the net investment return is less than 5%, then the payment will be less than the prior payment.

EXPLANATION OF THE COMMUTED VALUE CALCULATION

A Contract may be fully or partially surrendered for a commuted value while variable income payments under Annuity Option A are being made. (See “Annuity Options.”) If the Contract is surrendered, the amount payable will be the commuted value of future payments at the assumed interest rate of 5%, which will be equal to the values shown in the column titled “Contract Value after Payment,” above.

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APPENDIX C

ADDITIONAL DEATH BENEFIT INFORMATION
for Contracts Purchased before January 5, 2004

Compound and 3-Year Reset Death Benefit Package. (Not available in the State of Washington.)

We will determine a compound anniversary value on the most recent Contract Anniversary before the earlier of the deceased Owner’s 80th birthday or the deceased Owner’s date of death.

The compound anniversary value is equal to the sum of:

(a)           the accumulation to the Contract Anniversary of all Purchase Payments prior to that Contract Anniversary, minus an adjustment for each surrender prior to that Contract Anniversary; plus,

(b)          any Purchase Payments on or since that Contract Anniversary, minus an adjustment for each surrender on or since that Contract Anniversary.

For Contracts purchased after December 31, 2002, the adjustment for each surrender in items (a) and (b) is the amount that reduces the compound death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the compound death benefit at the time of the surrender, the adjustment will be larger than the amount surrendered. For Contracts purchased before January 1, 2003, the adjustment in Item (a) is the aggregate amount surrendered prior to that Contract Anniversary, and the adjustment in Item (b) is the aggregate amount surrendered on or since that Contract Anniversary.

If the Effective Date is before the deceased Owner’s 71st birthday, the amounts in (a) will accumulate at an annual effective interest rate of 4.00%. If the Effective Date is on or after the deceased Owner’s 71st birthday, the amounts in (a) will accumulate at an annual effective interest rate of 3.00%.

We will determine a 3-year reset anniversary value for every 3rd Contract Anniversary occurring before the earlier of the deceased Owner’s 80th birthday or the deceased Owner’s date of death. Each 3-year reset anniversary value is equal to the sum of:

•       the Contract Value on that Contract Anniversary; plus

•       all Purchase Payments since that Contract Anniversary; minus

•       an adjustment for each surrender since that Contract Anniversary.

For Contracts purchased after December 31, 2002, the adjustment for each surrender since the relevant Contract Anniversary is the amount that reduces the 3-year reset death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the 3-year reset death benefit at the time of the surrender, the adjustment will be larger than the amount surrendered. For Contracts purchased before January 1, 2003, the adjustment is the aggregate amount surrendered since that Contract Anniversary.

The death benefit will equal the greatest of:

(1)          the Return of Purchase Payments Death Benefit; or

(2)          the compound anniversary value; or

(3)          the greatest 3-year reset anniversary value attained.

See Appendix A for an example of the calculation of the Compound and 3-Year Reset Death Benefit.

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Earnings Enhancement Death Benefit (not available in Minnesota, North Dakota or Washington)

The Earnings Enhancement Death Benefit is an amount we pay in addition to the death benefit under a Contract. Subject to a maximum, the additional amount payable under this benefit will be equal to a percentage of your Contract’s earnings, if there are any, between the Effective Date and the date as of which the death benefit is determined. If the oldest Owner is younger than 70 years old on the Effective Date, the benefit will pay 40% of earnings, up to a maximum of 80% of net Purchase Payments. If the oldest Owner is age 70 or more on that date, the benefit will pay 25% of earnings, up to a maximum of 50% of net Purchase Payments. Unlike the initial Purchase Payment, subsequent Purchase Payment amounts used in Earnings Enhancement Death Benefit calculations are based on the amounts tendered and therefore do not reflect the deduction of any sales charge.

For Contracts purchased after May 31, 2003, the earnings to which the Earnings Enhancement Death Benefit applies are calculated as follows:

•       the Contract Value on the date as of which the amount of the death benefit is determined;

•       minus the Contract Value on the Effective Date and any Purchase Payments made after the Effective Date;

•       plus any Purchase Payments that were withdrawn after the Effective Date. (For purposes of this calculation, we will apply partial withdrawals against gains in the Contract first, and then against Purchase Payments.)

For Contracts purchased before June 1, 2003, the earnings to which the Earning Enhancement Death Benefit applies are calculated in the same way except that calculations made 12 months or more after the Effective Date will be based on the amount of the Contract’s death benefit instead of its Contract Value.

For purposes of determining the maximum amount payable under this benefit, net Purchase Payments will be the net of:

•       the Contract Value on the Effective Date;

•       plus any Purchase Payments made after the Effective Date;

•       minus any Purchase Payments that were withdrawn after the Effective Date; (For purposes of this calculation, we will apply partial withdrawals against gains in the Contract first, and then against Purchase Payments.)

•       minus any Purchase Payments made after the date 12 months before the deceased Owner’s death.

For Contracts purchased after May 31, 2003, that have been continued by a surviving spouse after the death of the original owner, the earnings to which the Earnings Enhancement Death Benefit applies are calculated as follows:

•       the Contract Value on the date as of which the amount of the death benefit upon the death of the surviving spouse is determined;

•       minus the Contract Value on the date as of which we determined the value of the death benefit upon the death of the original owner, and any Purchase Payments made after that date;

•       plus any Purchase Payments that were withdrawn after the date on which we determined the value of the death benefit upon the death of the original owner. (For purposes of this calculation, we will apply partial withdrawals against gains in the Contract first, and then against Purchase Payments.)

For Contracts purchased before June 1, 2003 that have been continued by a surviving spouse after the death of the original owner, the earnings to which the Earnings Enhancement Death Benefit applies are

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calculated in the same way except that calculations made 12 months or more after the Effective Date will be based on the amount of the Contract’s death benefit instead of its Contract Value.

For purposes of determining the maximum amount payable under this benefit for a continued Contract, net Purchase Payments will be the net of:

•       the Contract Value as of the date we determined the value of the death benefit upon the death of the original owner;

•       plus any Purchase Payments made afterwards;

•       minus any Purchase Payments that were withdrawn during this period; (For purposes of this calculation, we will apply partial withdrawals against gains in the Contract first, and then against Purchase Payments.)

•       minus any Purchase Payments made after the date 12 months before the original surviving spouse’s death.

The Earnings Enhancement Death Benefit was available only at the time you applied for a Contract. You could purchase the Earnings Enhancement Death Benefit only when you applied for a Contract and only if the Effective Date of this benefit was before the oldest Owner’s 76th birthday.

The Earnings Enhancement Death Benefit increases the Contract’s mortality and expense risk charge by 0.25% from 1.25% to 1.50% for a Contract with the Return of Purchase Payments Death Benefit and from 1.40% to 1.65% for a Contract with an optional benefits package. (See “Charges and Deductions.”) No amount will be payable under this benefit after it terminates or if the Contract is transferred to any new Owner who was age 70 or more on the benefit’s effective date. Additionally, no amount will be payable under this benefit if there are no earnings, as described above, as of the date on which we determine the death benefit. You should consult a qualified financial adviser to carefully consider these possibilities and the benefit’s added cost before your decide whether this benefit is right for you.

Once purchased, neither Protective nor you can unilaterally terminate the Earnings Enhancement Death Benefit unless the entire Contract is terminated. The Earnings Enhancement Death Benefit will automatically terminate on the earlier of (1) the Annuity Commencement Date or (2) the later of the 10th Contract Anniversary or the oldest Owner’s 90th birthday. Upon termination of this benefit, the mortality and expense risk charge will decrease by 0.25%.

The Earnings Enhancement Death Benefit may have been purchased with Contracts used in connection with Qualified Plans. Please consult your tax adviser.

Example of Earnings Enhancement Death Benefit Calculation

The Earnings Enhancement Death Benefit (EEDB) is an amount we may pay in addition to the death benefit under a Contract. Subject to a cap, the additional amount payable under this benefit will be calculated in accordance with the following formula:

A × B	=	EEDB, where:
A	=	If the oldest Owner is younger than 70 years old on the Effective Date, 40%; if the oldest Owner is age 70 or more on that date, 25%.
B	=

Contract Value minus the Earnings Benefit Base. This amount is capped at 200% of: the net of the Earnings Benefit Base minus any Purchase Payments made within 12 months of the deceased Owner’s date of death.

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The Earnings Benefit Base is equal to: the Contract Value on the Effective Date, plus any Purchase Payments made after the Effective Date, minus any Purchase Payments withdrawn after the Effective Date.

For purposes of calculating the EEDB, withdrawals are applied against earnings in the Contract first, then against Purchase Payments.

Example:

Assume that the Owner is age 69 on the Effective Date, 1/1/yy. The following hypothetical transactions and consequent valuations occur on a Contract that had a Return of Purchase Payments Death Benefit and Earnings Enhancement Death Benefit when it was purchased:

Date	Transaction Type	Transaction Amount	Contract Value	Earnings Benefit Base	EEDB Earnings	EEDB
1/1/yy	Purchase Payment	100,000	96,500	96,500	—	—
1/1/yy+1	Withdrawal	5,000	85,000	91,500	—	—
7/1/yy+7	Purchase Payment	10,000	250,000	101,500	148,500	59,400
1/1/yy+8	Withdrawal	15,000	315,000	101,500	213,500	73,200
1/1/yy+12	Withdrawal	50,000	355,000	101,500	253,500	81,200

Explanation:

On January 1, yy, an initial Purchase Payment of $100,000 is received and a sales charge of $3,500 is deducted. At this point, the Earnings Benefit Base is equal to the Contract Value on the benefit’s effective date ($96,500) and the EEDB earnings and EEDB are zero. (40% × [$96,500 – $96,500] = 0)

On January 1, yy+1, a withdrawal of $5,000 is taken from the Contract. The Contract Value after this withdrawal is $85,000. The $5,000 withdrawal comes out of the Purchase Payments, reducing the Earnings Benefit Base to $91,500. The EEDB earnings and the EEDB are zero (40% × [$85,000 – $91,500] = 0)

On July 1, yy+7 a subsequent Purchase Payment of $10,000 is received. Combined with cumulative Contract earnings this makes the Contract Value equal to $250,000. The Earnings Benefit Base also increases to $101,500 as a result of this Purchase Payment and EEDB earnings equal $148,500 ($250,000 – $101,500 = $148,500). The EEDB equals 40% of earnings, because the cap is higher than this amount. In this case, the EEDB works out to be $59,400. (40% × [$250,000 – $101,500] = $59,400)

On January 1, yy+8, a withdrawal of $15,000 is taken from the Contract. Because the Contract earnings prior to withdrawal are greater than the withdrawal, the entire $15,000 is withdrawn from earnings. This makes the Contract Value equal to $315,000. The Earnings Benefit base remains equal to $101,500 and EEDB earnings are $213,500 ($315,000 – 101,500 = $213,500). The $213,500 in EEDB earnings cannot be used to calculate the EEDB, however, because the earnings are in excess of the cap. The cap is 200% of: the Earnings Benefit Base minus Purchase Payments received in the prior 12 months. (200% × [$101,500 – $10,000] = $183,000) Because the cap on the EEDB has triggered, the EEDB is equal to $73,200. (40% × $183,000 = $73,200)

On January 1, yy+12, a withdrawal of $50,000 is taken from the Contract. Because the Contract earnings prior to withdrawal are greater than the withdrawal, the entire $50,000 is withdrawn from earnings and the Earnings Benefit base is unchanged. This makes the Contract Value equal to $355,000 and EEDB earnings equal $253,500 ($355,000 – $101,500 = $253,500). The $253,500 in EEDB earnings cannot be used to calculate the EEDB, however, because the cap on the earnings that can be applied to this benefit is $203,000. (200% × [$101,500 – $0] = $203,000) Because the cap on the EEDB has triggered, the EEDB is equal to $81,200. (40% × $203,000 = $81,200).

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APPENDIX D

CONDENSED FINANCIAL INFORMATION

Sub-Accounts

The date of inception of each of the Sub-Accounts is as follows:

March 14, 1994 —	Goldman Sachs Strategic International Equity
Goldman Sachs Structured Small Cap Equity
Goldman Sachs Structured U.S. Equity
Goldman Sachs Growth and Income
Oppenheimer Money Fund
June 13, 1995 —	Goldman Sachs Capital Growth
July 1, 1997 —	Calvert Social Small Cap Growth
Calvert Social Balanced
MFS Emerging Growth
MFS Research
MFS Investors Trust
MFS Total Return
Oppenheimer Mid Cap
Oppenheimer Capital Appreciation
Oppenheimer Main Street
Oppenheimer Strategic Bond
November 5, 1998 —	MFS New Discovery
MFS Utilities
Oppenheimer Global Securities
Oppenheimer High Income
Van Eck Worldwide Hard Assets
Van Eck Worldwide Real Estate
May 1, 2000 —	MFS Investors Growth Stock
Van Kampen LIT Strategic Growth
Van Kampen LIT Enterprise
Van Kampen LIT Comstock
Van Kampen LIT Growth and Income
October 2, 2000 —	Van Kampen LIT Aggressive Growth II
May 1, 2002 —	Lord Abbett Growth and Income
Lord Abbett Mid-Cap Value
Lord Abbett Bond-Debenture
June 2, 2003 —	Lord Abbett Growth Opportunities
Lord Abbett America’s Value
MFS Emerging Growth SS
MFS Research SS
MFS Investors Trust SS
MFS Investors Growth Stock SS
MFS Total Return SS
MFS New Discovery SS
MFS Utilities SS

June 2, 2003 (Cont.) —	Oppenheimer Mid Cap SS
Oppenheimer Capital Appreciation SS
Oppenheimer Main Street SS
Oppenheimer Strategic Bond SS
Oppenheimer Global Securities SS
Oppenheimer High Income SS
Van Kampen LIT Strategic Growth II
Van Kampen LIT Enterprise II
Van Kampen LIT Comstock II
Van Kampen LIT Growth and Income II
Van Kampen LIT Government II
Van Kampen UIF Equity and Income II
December 19, 2003 —	Goldman Sachs Mid Cap Value
May 1, 2006 —	Fidelity VIP Mid Cap-SC2
Fidelity VIP Growth-SC2
Fidelity VIP Equity-Income-SC2
Fidelity VIP Contrafund®-SC2
Fidelity VIP Investment Grade Bond-SC2
Fidelity VIP Index 500-SC2
Franklin Income Securities-C2
Franklin Rising Dividends Securities-C2
Franklin Small-Mid Cap Growth Securities-C2
Franklin Flex Cap Growth Securities-C2
Mutual Shares Securities-C2
Templeton Foreign Securities-C2
Templeton Growth Securities-C2
May 1, 2007 —	Franklin U.S. Government-C2
Templeton Global Income Securities-C2

Accumulation Units

The following tables show, for each Sub-Account, Accumulation Unit values and outstanding Accumulation Units for the classes of Accumulation Units available in the Protective Advantage® Contract as of December 31 of each year listed. We offer other variable annuity contracts with classes of Accumulation Units in each Sub-Account that have different mortality and expense risk charges and administration charges than the classes of Accumulation Units offered in the Protective Advantage®

Contract. Only the classes of Accumulation Units available in the Protective Advantage® Contract are shown in the following tables. For charges associated with each class of Accumulation Units, see “Fees and Expenses, Periodic Charges.” on page  4 of this prospectus.

You should read the information in the following tables in conjunction with the Variable Account’s financial statements and the related notes in the Statement of Additional Information.

Accumulation Unit Values Outstanding

ALL ACCUMULATION UNIT VALUES ARE ROUNDED TO THE NEAREST WHOLE CENT

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Calvert Social Balanced**	2006 2005 2004 2003 2002 2001 2000 1999	12.27 11.36 10.83 10.07 8.50 9.74 10.54 10.96	N/A	12.13 11.25 10.74 10.00 8.46 9.71 10.52 10.96	12.09 11.22 10.72 10.00 8.46 9.72 — —	11.95 11.11 10.63 9.93 8.42 9.69
Calvert Social Small Cap Growth**	2006 2005 2004 2003 2002 2001 2000 1999	14.69 14.68 16.27 14.84 10.71 13.92 12.70 12.03	N/A	14.53 14.54 16.14 14.74 10.65 13.87 12.67 12.02	14.48 14.50 16.12 14.73 10.66 13.89 — —	14.32 14.36 15.99 14.64 10.60 13.84
Fidelity VIP Contrafund® — Service Class 2	2006 2005 2004 2003 2002 2001 2000 1999	10.54 — — — — — — —	10.52 — — —	10.53 — — — — — — —	10.52 — — — — — — —	10.51 — — — — — — —
Fidelity VIP Equity-Income — Service Class 2	2006 2005 2004 2003 2002 2001 2000 1999	11.41 — — — — — — —	11.38 — — —	11.39 — — — — — — —	11.39 — — — — — — —	11.37 — — — — — — —

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Fidelity VIP Growth — Service Class 2	2006 2005 2004 2003 2002 2001 2000 1999	10.22 — — — — — — —	10.20 — — —	10.21 — — — — — — —	10.21 — — — — — — —	10.20 — — — — — — —
Fidelity VIP Index 500 — Service Class 2	2006 2005 2004 2003 2002 2001 2000 1999	11.07 — — — — — — —	11.05 — — —	11.06 — — — — — — —	11.05 — — — — — — —	11.04 — — — — — — —
Fidelity VIP Investment Grade Bond — Service Class 2	2006 2005 2004 2003 2002 2001 2000 1999	10.48 — — — — — — —	10.45 — — —	10.46 — — — — — — —	10.46 — — — — — — —	10.45 — — — — — — —
Fidelity VIP Mid-Cap — Service Class 2	2006 2005 2004 2003 2002 2001 2000 1999	10.21 — — — — — — —	10.19 — — —	10.20 — — — — — — —	10.19 — — — — — — —	10.18 — — — — — — —

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Franklin Templeton — Franklin Flex Cap Growth Securities — Class 2	2006 2005 2004 2003 2002 2001 2000 1999	10.02 — — — — — — —	10.00 — — —	10.01 — — — — — — —	10.01 — — — — — — —	9.99 — — — — — — —
Franklin Templeton — Franklin Income Securities — Class 2	2006 2005 2004 2003 2002 2001 2000 1999	11.34 — — — — — — —	11.31 — — —	11.32 — — — — — — —	11.32 — — — — — — —	11.30 — — — — — — —
Franklin Templeton — Franklin Rising Dividends Securities — Class 2	2006 2005 2004 2003 2002 2001 2000 1999	11.02 — — — — — — —	10.99 — — —	11.01 — — — — — — —	11.00 — — — — — — —	10.99 — — — — — — —
Franklin Templeton — Franklin Small-Mid Cap Growth Securities — Class 2	2006 2005 2004 2003 2002 2001 2000 1999	9.98 — — — — — — —	9.96 — — —	9.97 — — — — — — —	9.96 — — — — — — —	9.95 — — — — — — —

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Franklin Templeton — Mutual Shares Securities — Class 2	2006 2005 2004 2003 2002 2001 2000 1999	11.13 — — — — — — —	11.11 — — —	11.12 — — — — — — —	11.11 — — — — — — —	11.10 — — — — — — —
Franklin Templeton — Templeton Foreign Securities — Class 2	2006 2005 2004 2003 2002 2001 2000 1999	11.32 — — — — — — —	11.29 — — —	11.30 — — — — — — —	11.30 — — — — — — —	11.28 — — — — — — —
Franklin Templeton — Templeton Growth Securities — Class 2	2006 2005 2004 2003 2002 2001 2000 1999	11.49 — — — — — — —	11.46 — — —	11.48 — — — — — — —	11.47 — — — — — — —	11.45 — — — — — — —
Goldman Sachs Capital Growth	2006 2005 2004 2003 2002 2001 2000 1999	10.33 9.58 9.38 8.66 7.00 9.32 10.97 11.91	12.36 11.50 11.28 10.45	10.22 9.49 9.30 8.60 6.96 9.29 10.95 11.91	10.18 9.47 9.29 8.59 6.96 9.30 — —	10.07 9.38 9.21 8.54 6.93 9.27

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Goldman Sachs Growth and Income	2006 2005 2004 2003 2002 2001 2000 1999	14.00 11.50 11.14 9.45 7.62 8.65 9.62 10.27	15.40 12.68 12.33 10.48	13.85 11.39 11.05 9.38 7.58 8.62 9.60 10.26	13.80 11.36 11.03 9.38 7.58 8.63 — —	13.65 11.25 10.95 9.32 7.54 8.60
Goldman Sachs Mid Cap Value*	2006 2005 2004 2003 2002 2001 2000 1999	16.65 14.44 12.88 10.31 — — —	16.50 14.35 12.84 10.30	16.57 14.39 12.86 10.31	16.52 14.36 12.85 10.31 — — — —	16.45 14.32 12.83 10.30
Goldman Sachs Strategic International Equity	2006 2005 2004 2003 2002 2001 2000 1999	13.47 11.11 9.84 8.73 6.52 8.04 10.46 12.26	16.17 13.38 11.88 10.58	13.33 11.01 9.76 8.68 6.48 8.01 10.44 12.25	13.28 10.98 9.75 8.67 6.48 8.02 — —	13.13 10.87 9.67 8.61 6.45 8.00
Goldman Sachs Structured Small Cap Equity	2006 2005 2004 2003 2002 2001 2000 1999	26.51 23.78 22.58 19.53 13.88 14.98 12.40 9.44	13.55 12.19 11.61 10.07	26.22 23.55 22.40 19.40 13.81 14.92 12.37 9.43	26.12 23.49 22.36 19.59 13.82 14.94 — —	25.84 23.27 22.18 19.26 13.75 14.89

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Goldman Sachs Structured U.S. Equity	2006 2005 2004 2003 2002 2001 2000 1999	11.95 10.66 10.08 8.83 6.82 8.87 10.03 11.24	14.06 12.58 11.93 10.48	11.82 10.56 10.00 8.78 6.79 8.84 10.01 11.24	11.78 10.53 9.98 8.77 6.79 8.85 — —	11.65 10.43 9.90 8.71 6.75 8.82
Lord Abbett America’s Value	2006 2005 2004 2003 2002 2001 2000 1999	16.14 14.19 13.77 11.91 — — —	14.02 12.36 12.03 10.43	16.06 14.14 13.74 11.90	16.00 14.10 13.71 11.89	15.91 14.04 13.68 11.88
Lord Abbett Bond-Debenture	2006 2005 2004 2003 2002 2001 2000 1999	14.21 13.09 13.01 12.15 10.37 — —	11.70 10.81 10.78 10.09	14.11 13.02 12.96 12.12 10.36	14.05 12.97 12.93 12.10 10.35	13.95 12.90 12.87 12.06 10.34
Lord Abbett Growth and Income	2006 2005 2004 2003 2002 2001 2000 1999	14.15 12.15 11.85 10.60 8.15 — —	13.92 11.99 11.73 10.52	14.05 12.09 11.81 10.57 8.14	13.99 12.04 11.77 10.55 8.13	13.89 11.97 11.72 10.52 8.12

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Lord Abbett Growth Opportunities	2006 2005 2004 2003 2002 2001 2000 1999	14.32 13.37 12.87 11.65 — — —	12.50 11.70 11.30 10.26	14.25 13.32 12.84 11.64	14.19 13.28 12.82 11.63	14.12 13.23 12.78 11.62
Lord Abbett Mid-Cap Value	2006 2005 2004 2003 2002 2001 2000 1999	15.45 13.86 12.90 10.47 8.45 — —	15.27 13.75 12.83 10.45	15.34 13.78 12.84 10.44 8.44	15.26 13.73 12.81 10.42 8.44	15.16 13.65 12.76 10.40 8.43
MFS Emerging Growth	2006 2005 2004 2003 2002 2001 2000 1999	9.24 8.62 7.95 7.09 5.48 8.34 12.62 15.81	N/A	9.14 8.54 7.89 7.04 5.46 8.31 12.60 15.80	9.10 8.52 7.88 7.04 5.46 8.32	9.00 8.44 7.81 6.99 5.43 8.29
MFS Emerging Growth — Service Shares	2006 2005 2004 2003 2002 2001 2000 1999	9.16 8.57 7.92 7.08 — — —	13.18 12.37 11.47 10.28	9.06 8.49 7.86 7.03	9.02 8.46 7.84 7.03	8.92 8.38 7.78 6.98

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
MFS Investors Growth Stock	2006 2005 2004 2003 2002 2001 2000 1999	6.94 6.50 6.27 5.78 4.73 6.57 8.73	N/A	6.87 6.44 6.22 5.75 4.71 6.56 8.72 —	6.84 6.42 6.20 5.74 4.71 6.56	6.77 6.37 6.16 5.70 4.69 6.54
MFS Investors Growth Stock — Service Shares	2006 2005 2004 2003 2002 2001 2000 1999	6.88 6.46 6.24 5.77 — — —	12.22 11.50 11.15 10.33	6.81 6.41 6.20 5.74	6.78 6.38 6.18 5.73	6.71 6.33 6.14 5.69
MFS Investors Trust	2006 2005 2004 2003 2002 2001 2000 1999	11.03 9.83 9.23 8.34 6.88 8.77 10.50 10.59	N/A	10.91 9.74 9.15 8.29 6.85 8.74 10.48 10.59	10.87 9.71 9.14 8.28 6.85 8.75	10.75 9.62 9.06 8.23 6.81 8.72
MFS Investors Trust — Service Shares	2006 2005 2004 2003 2002 2001 2000 1999	10.94 9.77 9.20 8.33 — — —	13.55 12.15 11.47 10.42	10.82 9.68 9.12 8.28	10.78 9.65 9.11 8.27	10.66 9.56 9.03 8.22

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
MFS New Discovery	2006 2005 2004 2003 2002 2001 2000 1999	15.67 13.94 13.34 12.61 9.50 13.99 14.83 15.24	N/A	15.50 13.81 13.23 12.53 9.45 13.94 14.81 15.23	15.44 13.77 13.21 12.52 9.45 13.96	15.27 13.64 13.10 12.44 9.41 13.91
MFS New Discovery — Service Shares	2006 2005 2004 2003 2002 2001 2000 1999	15.53 13.85 13.28 12.59 — — —	12.50 11.18 10.76 10.23	13.36 13.72 13.17 12.51	15.30 13.68 13.15 12.50	15.13 13.55 13.04 12.42
MFS Research	2006 2005 2004 2003 2002 2001 2000 1999	11.00 10.03 9.37 8.14 6.57 8.77 11.22 11.87	N/A	10.88 9.93 9.29 8.09 6.54 8.74 11.20 11.87	10.84 9.90 9.27 8.08 6.54 8.75	10.72 9.81 9.20 8.03 6.51 8.72
MFS Research — Service Shares	2006 2005 2004 2003 2002 2001 2000 1999	10.90 9.96 9.32 8.12 — — —	13.85 12.69 11.92 10.42	10.78 9.87 9.25 8.07	10.74 9.84 9.23 8.07	10.62 9.74 9.16 8.01

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
MFS Total Return	2006 2005 2004 2003 2002 2001 2000 1999	15.76 14.18 13.89 12.57 10.88 11.55 11.61 10.07	N/A	15.58 14.05 13.78 12.48 10.82 11.51 11.58 10.07	15.53 14.01 13.76 12.47 10.83 11.53	15.36 13.88 13.64 12.39 10.77 11.49
MFS Total Return — Service Shares	2006 2005 2004 2003 2002 2001 2000 1999	15.61 14.09 13.83 12.54 — — —	12.74 11.52 11.35 10.32	15.44 13.95 13.71 12.46	15.38 13.91 13.69 12.45	15.21 13.78 13.58 12.37
MFS Utilities	2006 2005 2004 2003 2002 2001 2000 1999	19.80 15.19 13.10 10.13 7.51 9.79 13.00 12.23	N/A	19.59 15.05 12.99 10.06 7.47 9.75 12.98 12.22	19.51 15.01 12.97 10.06 7.47 9.76	19.30 14.87 12.86 9.99 7.43 9.73
MFS Utilities — Service Shares	2006 2005 2004 2003 2002 2001 2000 1999	19.62 15.09 13.03 10.11 — — —	20.27 15.63 13.55 10.54	19.41 14.94 12.93 10.04	19.33 14.90 12.91 10.04	19.12 14.76 12.80 9.97

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
OppenheimerFunds Capital Appreciation	2006 2005 2004 2003 2002 2001 2000 1999	12.26 11.43 10.95 10.32 7.93 10.92 12.58 12.70	N/A	12.12 11.32 10.87 10.25 7.89 10.88 12.56 12.69	12.08 11.29 10.85 10.24 7.90 10.90	11.94 11.19 10.76 10.17 7.86 10.86
OppenheimerFunds Capital Appreciation — Service Shares	2006 2005 2004 2003 2002 2001 2000 1999	12.15 11.36 10.91 10.31 — — —	12.18 11.42 11.00 10.42	12.02 11.26 10.83 10.24	11.97 11.23 10.81 10.23	11.84 11.12 10.72 10.17
OppenheimerFunds Global Securities	2006 2005 2004 2003 2002 2001 2000 1999	21.37 18.28 16.11 13.61 9.58 12.40 14.19 13.60	N/A	21.13 18.11 15.98 13.52 9.54 12.35 14.16 13.59	21.05 18.06 15.95 13.51 9.54 12.37	20.82 17.89 15.82 13.43 9.49 12.32
OppenheimerFunds Global Securities — Service Shares	2006 2005 2004 2003 2002 2001 2000 1999	21.20 18.19 16.06 13.61 — — —	16.24 13.97 12.38 10.52	20.97 18.02 15.93 13.52	20.89 17.97 15.91 13.51	20.66 17.80 15.78 13.42

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
OppenheimerFunds High Income	2006 2005 2004 2003 2002 2001 2000 1999	13.92 12.81 12.61 11.65 9.46 9.77 9.64 10.09	N/A	13.76 12.69 12.51 11.57 9.42 9.73 9.63 10.08	13.71 12.65 12.48 11.57 9.42 9.74	13.56 12.53 12.38 11.49 9.37 9.71
OppenheimerFunds High Income — Service Shares	2006 2005 2004 2003 2002 2001 2000 1999	13.79 12.71 12.55 11.62 — — —	11.91 11.02 10.91 10.13	13.64 12.59 12.45 11.55	13.59 12.56 12.43 11.54	13.44 12.44 12.33 11.47
OppenheimerFunds Main Street	2006 2005 2004 2003 2002 2001 2000 1999	11.64 10.19 9.69 8.91 7.08 8.78 9.85 10.87	N/A	11.51 10.10 9.61 8.85 7.05 8.75 9.83 10.86	11.47 10.07 9.59 8.85 7.05 8.76	11.35 9.97 9.51 8.79 7.01 8.73
OppenheimerFunds Main Street — Service Shares	2006 2005 2004 2003 2002 2001 2000 1999	11.55 10.14 9.66 8.91 — — —	13.38 11.77 11.25 10.41	11.43 10.04 9.58 8.85	11.38 10.02 9.56 8.84	11.26 9.92 9.49 8.79

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
OppenheimerFunds Mid Cap	2006 2005 2004 2003 2002 2001 2000 1999	10.66 10.43 9.35 7.86 6.30 8.79 12.88 14.61	N/A	10.54 10.33 9.27 7.81 6.27 8.76 12.85 14.60	10.51 10.30 9.26 7.80 6.27 8.77	10.39 10.20 9.18 7.75 6.24 8.74
OppenheimerFunds Mid Cap — Service Shares	2006 2005 2004 2003 2002 2001 2000 1999	10.56 10.36 9.31 7.85 — — —	13.53 13.30 12.00 10.15	10.45 10.26 9.24 7.80	10.41 10.23 9.22 7.80	10.29 10.13 9.15 7.75
OppenheimerFunds Money Fund	2006 2005 2004 2003 2002 2001 2000 1999	1.18 1.14 1.12 1.11 1.11 1.10 1.07 1.01	10.55 10.17 9.99 10.00	1.17 1.13 1.11 1.11 1.11 1.10 1.07 1.01	1.17 1.13 1.10 1.10 1.11 1.10	1.15 1.11 1.10 1.10 1.10 1.10
OppenheimerFunds Strategic Bond	2006 2005 2004 2003 2002 2001 2000 1999	16.07 15.05 14.77 13.68 11.67 10.94 10.51 10.31	N/A	15.89 14.91 14.65 13.59 11.61 10.90 10.49 10.30	15.83 14.87 14.62 13.58 11.62 10.91	15.66 14.73 14.50 13.50 11.56 10.88

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
OppenheimerFunds Strategic Bond — Service Shares	2006 2005 2004 2003 2002 2001 2000 1999	15.91 14.94 14.68 13.64 — — —	11.71 11.03 10.88 10.13	15.74 14.80 14.56 13.55	15.68 14.76 14.54 13.54	15.50 14.62 14.42 13.45
Van Eck Worldwide Hard Assets**	2006 2005 2004 2003 2002 2001 2000 1999	32.33 26.16 17.37 14.11 9.79 10.15 11.41 10.32	N/A	31.98 25.91 17.23 14.01 9.74 10.11 11.39 10.31	31.86 25.84 17.20 14.00 9.75 10.13	31.51 25.59 17.06 13.91 9.70 10.09
Van Eck Worldwide Real Estate**	2006 2005 2004 2003 2002 2001 2000 1999	31.09 23.91 19.90 14.71 11.02 11.61 11.10 9.42	N/A	30.74 23.68 19.74 14.62 10.96 11.57 11.08 9.42	30.63 23.62 19.71 14.61 10.96 11.59	30.29 23.40 19.55 14.51 10.91 11.55
Van Kampen LIT Aggressive Growth II	2006 2005 2004 2003 2002 2001 2000 1999	5.66 5.28 4.81 4.24 3.10 4.65 7.62	13.30 12.81 11.64 10.23	5.61 5.39 4.89 4.30 3.12 4.67 7.63 —	5.58 5.37 4.88 4.29 3.12 4.67	5.53 5.33 4.85 4.26 3.11 4.66

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Van Kampen LIT Comstock	2006 2005 2004 2003 2002 2001 2000 1999	18.49 16.01 15.45 13.21 10.16 12.57 13.08	N/A	18.30 15.87 15.34 13.14 10.12 12.63 13.06 —	18.22 15.82 15.30 13.12 10.11 12.64	18.03 15.68 15.19 13.04 10.07 12.61
Van Kampen LIT Comstock II	2006 2005 2004 2003 2002 2001 2000 1999	18.33 15.90 15.38 13.19 — — —	14.51 12.63 12.25 10.54	18.14 15.77 15.27 13.12	18.06 15.71 15.23 13.10	17.87 15.57 15.12 13.02
Van Kampen LIT Enterprise	2006 2005 2004 2003 2002 2001 2000 1999	6.38 6.00 5.58 5.41 4.32 6.16 7.80	N/A	6.31 5.95 5.54 5.37 4.31 6.15 7.79 —	6.28 5.92 5.53 5.37 4.30 6.15	6.22 5.87 5.49 5.34 4.29 6.13
Van Kampen LIT Enterprise II	2006 2005 2004 2003 2002 2001 2000 1999	6.32 5.96 5.56 5.40 — — —	12.01 11.37 10.64 10.36	6.25 5.91 5.52 5.37	6.22 5.88 5.51 5.36	6.16 5.83 5.47 5.33

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Van Kampen LIT Government II	2006 2005 2004 2003 2002 2001 2000 1999	10.77 10.52 10.26 9.95 — — —	10.75 10.53 10.30 10.01	10.71 10.48 10.24 9.94	10.68 10.45 10.22 9.93	10.62 10.41 10.19 9.92
Van Kampen LIT Growth and Income	2006 2005 2004 2003 2002 2001 2000 1999	16.15 13.99 12.81 11.26 8.87 10.45 11.17	N/A	15.99 13.87 12.72 11.22 8.84 10.42 11.16 —	15.91 13.82 12.69 11.20 8.83 10.43	15.75 13.70 12.60 11.14 8.79 10.40
Van Kampen LIT Growth and Income II	2006 2005 2004 2003 2002 2001 2000 1999	16.00 13.89 12.75 11.25 — — —	14.84 12.92 11.90 10.53	15.84 13.77 12.66 11.19	15.76 13.72 12.63 11.17	15.60 13.60 12.54 11.11
Van Kampen LIT Strategic Growth	2006 2005 2004 2003 2002 2001 2000 1999	4.92 4.82 4.49 4.23 3.34 4.99 7.33	N/A	4.87 4.77 4.46 4.20 3.33 4.97 7.32 —	4.85 4.76 4.45 4.20 3.33 4.98	4.80 4.72 4.42 4.17 3.31 4.96

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Van Kampen LIT Strategic Growth II	2006 2005 2004 2003 2002 2001 2000 1999	4.88 4.79 4.48 4.22 — — —	11.73 11.55 10.84 10.25	4.83 4.74 4.45 4.20	4.81 4.73 4.43 4.19	4.76 4.69 4.40 4.17
Van Kampen UIF Equity and Income II	2006 2005 2004 2003 2002 2001 2000 1999	15.00 13.42 12.58 11.36 — — —	13.59 12.19 11.47 10.39	14.92 13.37 12.55 11.35	14.86 13.33 12.53 11.35	14.78 13.28 12.50 11.34

Accumulation Units Outstanding

ALL ACCUMULATION UNITS ARE ROUNDED TO THE NEAREST UNIT

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Calvert Social Balanced**	2006 2005 2004 2003 2002 2001 2000 1999	8,542 15,603 16,474 16,796 17,836 14,484 4,485	N/A	16,264 18,591 19,373 21,048 23,330 18,269 12,476 —	— — — — — — — —	2,066 2,189 2,190 2,191 2,191 2,108
Calvert Social Small Cap Growth**	2006 2005 2004 2003 2002 2001 2000 1999	2,140 2,903 3,819 3,868 3,880 3,303 480	N/A	3,298 3,788 3,909 3,967 4,178 5,843 3,479 272	— — — — — — — —	156 156 156 156 156 150
Fidelity VIP Contrafund® — Service Class 2	2006 2005 2004 2003 2002 2001 2000 1999	345,852 — — — — — — —	1,762 — — —	39,488 — — — — — — —	2,629 — — — — — — —	104,822 — — — — — — —
Fidelity VIP Equity-Income — Service Class 2	2006 2005 2004 2003 2002 2001 2000 1999	24,702 — — — — — — —	— — — —	5,577 — — — — — — —	— — — — — — — —	4.012 — — — — — — —

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Fidelity VIP Growth — Service Class 2	2006 2005 2004 2003 2002 2001 2000 1999	4,599 — — — — — — —	— — — —	— — — — — — — —	— — — — — — — —	1,513 — — — — — — —
Fidelity VIP Index 500 — Service Class 2	2006 2005 2004 2003 2002 2001 2000 1999	4,161 — — — — — — —	— — — —	— — — — — — — —	— — — — — — — —	— — — — — — — —
Fidelity VIP Investment Grade Bond — Service Class 2	2006 2005 2004 2003 2002 2001 2000 1999	45,357 — — — — — — —	3,506 — — —	17,091 — — — — — — —	— — — — — — — —	8,173 — — — — — — —
Fidelity VIP Mid-Cap — Service Class 2	2006 2005 2004 2003 2002 2001 2000 1999	99,912 — — — — — — —	427 — — —	18,774 — — — — — — —	— — — — — — — —	31,087 — — — — — — —

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Franklin Templeton — Franklin Flex Cap Growth Securities — Class 2	2006 2005 2004 2003 2002 2001 2000 1999	40,277 — — — — — — —	— — — —	— — — — — — — —	— — — — — — — —	4,007 — — — — — — —
Franklin Templeton — Franklin Income Securities — Class 2	2006 2005 2004 2003 2002 2001 2000 1999	827,051 — — — — — — —	4,716 — — —	104,427 — — — — — — —	4,308 — — — — — — —	178,189 — — — — — — —
Franklin Templeton — Franklin Rising Dividends Securities — Class 2	2006 2005 2004 2003 2002 2001 2000 1999	183,708 — — — — — — —	— — — —	19,960 — — — — — — —	— — — — — — — —	29,150 — — — — — — —
Franklin Templeton — Franklin Small-Mid Cap Growth Securities — Class 2	2006 2005 2004 2003 2002 2001 2000 1999	58,126 — — — — — — —	— — — —	6,434 — — — — — — —	— — — — — — — —	4,584 — — — — — — —

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Franklin Templeton — Mutual Shares Securities — Class 2	2006 2005 2004 2003 2002 2001 2000 1999	967,322 — — — — — — —	5,532 — — —	101,556 — — — — — — —	1,197 — — — — — — —	208,613 — — — — — — —
Franklin Templeton — Templeton Foreign Securities — Class 2	2006 2005 2004 2003 2002 2001 2000 1999	166,140 — — — — — — —	1,111 — — —	34,188 — — — — — — —	— — — — — — — —	38,169 — — — — — — —
Franklin Templeton — Templeton Growth Securities — Class 2	2006 2005 2004 2003 2002 2001 2000 1999	698,563 — — — — — — —	11,299 — — —	82,033 — — — — — — —	5,019 — — — — — — —	138,473 — — — — — — —
Goldman Sachs Capital Growth	2006 2005 2004 2003 2002 2001 2000 1999	458,054 300,207 303,299 223.436 107,428 65,919 20,199 2,768	51,977 55,936 50,645 —	604,216 657,969 707,452 659,655 338,367 187,995 69,633 1,833	423 424 176 177 63 256 — —	393,113 334,587 206,518 126,659 53,548 6,812

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Goldman Sachs Growth and Income	2006 2005 2004 2003 2002 2001 2000 1999	785,786 586,782 504,575 319,376 133,718 68,114 7,584 —	142,950 149,976 114,444 —	861,533 931,210 963,353 800,655 304,556 114,122 28,350 1,375	7,110 5,965 4,188 3,335 1,899 4,000 — —	953,156 838,977 351,307 135,248 50,870 15,681
Goldman Sachs Mid Cap Value*	2006 2005 2004 2003 2002 2001 2000 1999	106,139 119,185 74,705 — — — — —	59,400 59,633 40,439 —	90,979 92,222 46,338 330	2,034 1,700 — — — — — —	393,113 320,906 55,179 —
Goldman Sachs Strategic International Equity	2006 2005 2004 2003 2002 2001 2000 1999	282,122 146,317 106,382 39,630 19,492 16,324 6,051 467	53,388 59,873 43,953 —	342,764 331,227 279,523 202,406 122,197 92,948 44.053 1,698	252 262 314 315 77 39 — —	418,343 284,357 98,026 21,929 11,657 8,179
Goldman Sachs Structured Small Cap Equity	2006 2005 2004 2003 2002 2001 2000 1999	123,404 118,785 124,094 83,655 34,096 4,029 1,624 499	83,489 89,185 78,378 —	210,110 254,672 277,037 246,489 112,505 25,200 8,147 1,105	127 125 25 25 — — — —	136,133 111,211 56,831 29,442 14,864 3,185

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Goldman Sachs Structured U.S. Equity	2006 2005 2004 2003 2002 2001 2000 1999	234,819 210,784 213,836 163,651 106,988 59,288 18,434 1,745	31,005 32,798 26,974 —	346,792 397,417 408,681 394,636 301,248 226,373 91,378 2,324	5,673 4,714 3,848 2,776 2,052 185 — —	283,292 215,062 87,115 69,880 49,208 12,733
Lord Abbett America’s Value	2006 2005 2004 2003 2002 2001 2000 1999	542,562 348,100 243,308 24,191 — — —	159,071 176,678 123,497 —	229,150 258,938 219,931 59,817	1,278 1,422 1,117 — — — — —	791,554 665,931 194,546 8,684
Lord Abbett Bond-Debenture	2006 2005 2004 2003 2002 2001 2000 1999	1,099,585 1,058,577 1,047,821 828,990 136,675 — —	311,395 362,304 277,111 —	1,482,613 1,713,428 1,937,661 1,754,500 320,784	6,651 8,751 9,390 8,438 5,394	1,291,183 1,204,525 507,221 197,030 37,297
Lord Abbett Growth and Income	2006 2005 2004 2003 2002 2001 2000 1999	1,936,747 1,701,483 1,607,017 971,077 282,968 — —	441,421 502,097 416,255 —	2,351,624 2,628,548 2,918,408 2,416,441 637,134	8,579 11,369 14,403 13,255 6,495	1,886,247 1,767,810 859,846 251,205 55,903

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Lord Abbett Growth Opportunities	2006 2005 2004 2003 2002 2001 2000 1999	162,518 92,549 92,264 12,634 — — —	71,872 81,886 60,852 —	102,859 99,586 97,215 48,435	195 204 244 287	198,703 164,319 86,524 11,697
Lord Abbett Mid-Cap Value	2006 2005 2004 2003 2002 2001 2000 1999	1,182,908 979,357 945,223 590,772 201,035 — —	336,936 355,486 279,293 —	1,445,770 1,718,782 1,835,362 1,514,024 392,137	12,042 15,660 15,795 14,693 7,331	1,398,544 1,230,627 525,655 163,-34 37,191
MFS Emerging Growth	2006 2005 2004 2003 2002 2001 2000 1999	7,813 7,454 10,261 11,157 20,638 16,978 6,506 1,601	N/A	30,028 52,581 61,784 64,959 70,304 70,965 54,130 3,382	52 52 91 91 91 81	5,482 16,648 14,832 12,039 12,164 10,061
MFS Emerging Growth — Service Shares	2006 2005 2004 2003 2002 2001 2000 1999	7,913 4,102 3,119 737 — — —	897 124 185 —	13,949 17,929 16,798 4,571	— — — — — — — —	18,936 8,845 3,053 —

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
MFS Investors Growth Stock	2006 2005 2004 2003 2002 2001 2000 1999	34,205 37,399 47,080 62,056 65,823 32,361 17,315	N/A	106,949 162,044 179,416 209,580 202,591 166,759 22,984 —	— — 84 85 85 85	29,255 33,114 34,930 35,177 37,328 26,157
MFS Investors Growth Stock — Service Shares	2006 2005 2004 2003 2002 2001 2000 1999	4,577 21,783 13,842 3,645 — — —	1,427 1,453 1,413 —	5,050 4,671 4,664 2,293	— — — — — —	27,229 25,493 4,769 —
MFS Investors Trust	2006 2005 2004 2003 2002 2001 2000 1999	115,055 140,280 174,768 209,842 220,339 108,971 23,760 635	N/A	182,844 222,206 251,727 285,718 341,672 244,666 66,077 1,926	4,452 4,555 5,215 4,982 4,339 122	28,204 32,774 81,243 87,155 77,639 23,172
MFS Investors Trust — Service Shares	2006 2005 2004 2003 2002 2001 2000 1999	30,596 22,273 22,436 4,074 — — —	6,581 9,949 5,112 —	19,654 22,028 20,210 6,382	— — — — — — —	25,293 23,239 11,709 —

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
MFS New Discovery	2006 2005 2004 2003 2002 2001 2000 1999	9,044 7,194 9,078 8,624 10,244 4,727 1,348 376	N/A	30,750 30,461 35,854 42,879 34,638 12,462 7,563 775	— — 25 25 25 25	88 947 4,794 19,450 4,301 528
MFS New Discovery — Service Shares	2006 2005 2004 2003 2002 2001 2000 1999	3,332 1,586 181 8 — — —	— — 130 —	56 56 738 225	— — — —	13,290 4,251 5,320 30
MFS Research	2006 2005 2004 2003 2002 2001 2000 1999	28,093 27,628 31,471 38,088 38,704 30,761 10,543 2,840	N/A	75,761 101,511 113,447 123,317 140,787 121,979 46,490 1,685	— — 360 361 109 63	9,146 9,357 23,746 11,842 15,375 8,080
MFS Research — Service Shares	2006 2005 2004 2003 2002 2001 2000 1999	5,159 1,652 1,237 201 — — —	4,082 4,135 1,662 —	3,770 4,008 4,239 3,666	— — — — — — —	3,023 3,842 2,392 —

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
MFS Total Return	2006 2005 2004 2003 2002 2001 2000 1999	359,604 435,205 479,884 528,308 275,932 55,784 3,060 —	N/A	1,230,870 1,439,097 1,515,465 1,558,972 888,141 252,806 22,658 2,568	3,455 3,556 3,491 3,990 3,311 1,609	167,469 200,420 204,291 231,194 135.634 45,129
MFS Total Return — Service Shares	2006 2005 2004 2003 2002 2001 2000 1999	543,852 352,149 281,948 69,378 — — —	213,516 229,564 140,207 —	280,649 308,998 310,798 153,807	903 897 897 405	753,862 623,252 169,472 20,753
MFS Utilities	2006 2005 2004 2003 2002 2001 2000 1999	35,451 42,284 34,215 35,503 33,708 16,322 1,678 —	N/A	49,392 49,901 50,362 49,510 50,823 51,944 8,506 —	— — — — — —	19,163 19,264 15,943 10,725 8,498 5,462
MFS Utilities — Service Shares	2006 2005 2004 2003 2002 2001 2000 1999	34,321 30,562 19,638 4,979 — — —	13,004 16,022 7,332 —	16,332 7,557 359 204	— — — —	39,748 26,158 5,320 30

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
OppenheimerFunds Capital Appreciation	2006 2005 2004 2003 2002 2001 2000 1999	91,055 104,476 142,027 163,852 109,410 41,645 8,847 3,389	N/A	364,057 421,280 487,153 537,801 412,550 225,336 60,792 1,873	782 808 906 1,127 813 192	45,651 63,008 69,230 71,168 64,833 32,364
OppenheimerFunds Capital Appreciation — Service Shares	2006 2005 2004 2003 2002 2001 2000 1999	122,827 35,060 29,302 6,554 — — —	23,878 27,795 26,604 —	59,719 66,858 74,489 38,905	— — — —	119,742 99,319 43,086 5,288
OppenheimerFunds Global Securities	2006 2005 2004 2003 2002 2001 2000 1999	66,190 69,406 64,209 73,332 51,540 19,762 8,385 1,575	N/A	232,932 210,836 190,761 201,416 173,539 96,040 33,705 2,332	1,754 1,789 783 833 900 800	62,733 55,732 48,461 48,499 42,803 15,639
OppenheimerFunds Global Securities — Service Shares	2006 2005 2004 2003 2002 2001 2000 1999	117,020 32,073 24,748 1,844 — — —	61,952 60,830 41,876 —	48,253 44,034 36,921 9,150	— — — —	242,591 157,975 17,000 771

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
OppenheimerFunds High Income	2006 2005 2004 2003 2002 2001 2000 1999	42,107 59,137 71,209 76,870 49,056 19,895 222 —	N/A	135,380 159,932 186,281 190,721 131,225 43,767 6,142 141	— — 255 255 255 158	33,400 33,461 34,461 34,889 20,990 7,618
OppenheimerFunds High Income — Service Shares	2006 2005 2004 2003 2002 2001 2000 1999	49,401 37,039 28,809 4,949 — — —	15,423 18,112 15,639 —	31,271 37,120 40,884 16,774	564 548 528 153	55,248 48,869 14,706 971
OppenheimerFunds Main Street	2006 2005 2004 2003 2002 2001 2000 1999	154,073 180,648 231,920 256,180 253,200 139,241 26,057 1,496	N/A	252,514 303,632 357,665 424,988 421,822 285,431 93,243 2,967	5,190 5,431 7,481 7,652 6,655 1,221	43,536 47,469 48,368 59,198 60,866 26,142
OppenheimerFunds Main Street — Service Shares	2006 2005 2004 2003 2002 2001 2000 1999	30,059 24,843 19,974 4,975 — — —	11,610 18,656 11,758 —	12,135 12,419 13,583 13,529	— — — —	45,766 33,433 4,141 151

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
OppenheimerFunds Mid Cap	2006 2005 2004 2003 2002 2001 2000 1999	5,204 5,023 8,620 9,121 10,502 7,349 4,352 1,701	N/A	23,412 36,921 30,239 41,629 48,619 39,040 20,640 1,259	— — 36 37 37 37	49 61 82 84 64 —
OppenheimerFunds Mid Cap — Service Shares	2006 2005 2004 2003 2002 2001 2000 1999	5,109 1,701 1,805 102 — — —	195 186 198 —	1,723 1,723 1,723 414	— — — —	7,943 19,017 1,619 0
OppenheimerFunds Money Fund	2006 2005 2004 2003 2002 2001 2000 1999	288,700 189,253 262,158 185,029 229,848 1,144,587 18,805 —	4,771 — 1,988 —	140,823 300,948 391,163 559,065 465,631 157,151 663 —	6,914 — — — 16,971 —	499,815 6,926 6,898 8,606 36,303 9,003
OppenheimerFunds Strategic Bond	2006 2005 2004 2003 2002 2001 2000 1999	104,963 130,867 166,462 227,598 94,425 44,804 5,455 —	N/A	278,683 329,191 356,954 415,711 200,670 80,951 4,945 328	— — 180 180 — 94	29,218 34,893 36,034 35,958 20,083 7,713

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
OppenheimerFunds Strategic Bond — Service Shares	2006 2005 2004 2003 2002 2001 2000 1999	193,492 93,094 86,188 11,806 — — —	34,023 29,562 28,805 —	49,930 52,575 49,997 32,274	— — — —	121,713 75,911 13,242 1,823
Van Eck Worldwide Hard Assets**	2006 2005 2004 2003 2002 2001 2000 1999	— — — — — — — —	N/A	— — 453 454 454 454 — —	— — — — — —	— — — — — —
Van Eck Worldwide Real Estate**	2006 2005 2004 2003 2002 2001 2000 1999	2,003 2,003 3,149 3,150 3,335 1,550 — —	N/A	2,013 3,765 4,740 6,217 6,813 1,503 — —	— — — — — —	460 614 614 1,942 1,943 512
Van Kampen LIT Aggressive Growth II	2006 2005 2004 2003 2002 2001 2000 1999	48,800 43,662 41,316 28,851 27,545 12,464 —	5,838 3,441 1,625 —	61,505 72,039 94,505 88,907 59,631 36,693 5,913 —	649 946 1,204 1,527 3,231 1,817	85,718 65,731 52,767 11,351 12,054 1,881

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Van Kampen LIT Comstock	2006 2005 2004 2003 2002 2001 2000 1999	566,396 639,397 685,441 704,694 499,472 130,534 12,822 —	N/A	1,809,897 2,067,181 2,251,840 2,283,837 1,482,428 527,707 60,375 —	21,627 26,302 26,750 27,116 24,546 10,629	314,322 336,793 358,041 364,458 283,126 89,260
Van Kampen LIT Comstock II	2006 2005 2004 2003 2002 2001 2000 1999	1,000,081 622,884 495,751 78,293 — — —	471,959 502,374 383,010 —	460,601 499,678 535,145 256,816	2,960 2,903 3,014 2,400	1,671,297 1,450,426 467,917 38,438
Van Kampen LIT Enterprise	2006 2005 2004 2003 2002 2001 2000 1999	170,339 208,537 281,040 341,643 333,700 97,800 26,737	N/A	739,699 917,881 1,157,454 1,297,251 952,534 482,897 86,984 —	12,936 22,877 26,106 25,994 23,922 7,220	88,927 107,974 139,028 158,371 133,051 52,051
Van Kampen LIT Enterprise II	2006 2005 2004 2003 2002 2001 2000 1999	127,127 109,472 109,145 31,847 — — —	35,913 46,583 42,989 —	171,469 204,249 229,215 137,201	— — — —	169,775 171,607 107,378 17,629

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Van Kampen LIT Government II	2006 2005 2004 2003 2002 2001 2000 1999	377,198 138,907 114,917 94,473 — — —	42,703 34,971 26,400 —	102,080 78,864 64,601 23,840	— — — —	298,960 239,188 76,094 4,483
Van Kampen LIT Growth and Income	2006 2005 2004 2003 2002 2001 2000 1999	678,251 761,056 830,455 888,319 663,367 181,014 15,645	N/A	1,995,750 2,336,969 2,547,977 2,594,516 1,570,091 616,802 61,048 —	17,308 22,241 26,386 29,915 21,462 4,413	398,138 426,512 445,512 459,884 312,787 85,434
Van Kampen LIT Growth and Income II	2006 2005 2004 2003 2002 2001 2000 1999	651,073 465,305 392,094 84,027 — — —	280,941 294,721 245,681 —	341,878 351,690 356,591 172,540	3,347 3,283 3,417 2,455	825,548 713,310 305,670 32,251
Van Kampen LIT Strategic Growth	2006 2005 2004 2003 2002 2001 2000 1999	216,112 274,044 352,679 382,877 360,593 162,365 25,002	N/A	852,782 1,053,652 1,422,328 1,602,473 1,281,546 715,214 96,454 —	15,170 17,968 24,538 25,475 20,762 6,842	137,850 156,417 164,357 201,916 175,775 102,711

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB – Optional Benefit Package with EEDB

*      This Sub-Account is available only in Contracts purchased before May 1, 2006.

**    This Sub-Account is available only in certain Contracts purchased before May 1, 2002.

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Van Kampen LIT Strategic Growth II	2006 2005 2004 2003 2002 2001 2000 1999	150,151 138,366 128,712 37,215 — — —	27,937 37,844 35,365 —	211,121 250,568 292,748 167,018	— — — —	226,061 206,226 129,144 28,489
Van Kampen UIF Equity and Income II	2006 2005 2004 2003 2002 2001 2000 1999	1,047,083 597,471 461,772 78,455 — — —	293,591 321,200 250,379 —	538,712 553,822 509,748 243,268	4,371 2,752 1,731 604	1.274,835 1,071,259 351,753 41,856

Please tear off, complete and return this form to order a free Statement of Additional Information for the Contracts offered under the prospectus. Address the form to Protective Life’s Investment Products Division, customer service center at the address shown on the cover.

Please send me a free copy of the Statement of Additional Information for the Protective AdvantageSM Variable Annuity.

Name

Address

City, State, Zip

Daytime Telephone Number

PART B

INFORMATION REQUIRED TO BE IN
THE STATEMENT OF ADDITIONAL INFORMATION

PROTECTIVE LIFE INSURANCE COMPANY

P.O. Box 10648
Birmingham, Alabama 35202-0648
Telephone: 1-800-456-6330

STATEMENT OF ADDITIONAL INFORMATION
PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
PROTECTIVE ADVANTAGESM VARIABLE ANNUITY
A FLEXIBLE PREMIUM
DEFERRED VARIABLE AND FIXED ANNUITY CONTRACT

This Statement of Additional Information contains information in addition to the information described in the Prospectus for the Protective AdvantageSM Variable Annuity, a group and individual flexible premium deferred variable and fixed annuity contract (the “Contract”) offered by Protective Life Insurance Company. This Statement of Additional Information is not a Prospectus. It should be read only in conjunction with the Prospectuses for the Contract and the Funds. The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling us at our address or phone number shown above.

THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2007.

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

Page
SAFEKEEPING OF ACCOUNT ASSETS	3
STATE REGULATION	3
RECORDS AND REPORTS	3
LEGAL MATTERS	3
EXPERTS	3
OTHER INFORMATION	4
FINANCIAL STATEMENTS	4

SAFEKEEPING OF ACCOUNT ASSETS

Title to the assets of the Variable Account is held by Protective Life. The assets are kept physically segregated and held separate and apart from the Company’s General Account assets and from the assets in any other separate account.

Records are maintained of all purchases and redemptions of Fund shares held by each of the Sub-Accounts.

The officers and employees of Protective Life are covered by an insurance company blanket bond issued in the amount of $20 million dollars. The bond insures against dishonest and fraudulent acts of officers and employees.

STATE REGULATION

Protective Life is subject to regulation and supervision by the Department of Insurance of the State of Tennessee which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. Where required, a copy of the Contract form has been filed with, and, if applicable, approved by, insurance officials in each jurisdiction where the Contracts are sold. Protective Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

RECORDS AND REPORTS

Protective Life will maintain all records and accounts relating to the Variable Account. As presently required by the 1940 Act and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Owner(s) periodically at the last known address.

LEGAL MATTERS

Sutherland, Asbill & Brennan LLP of Washington, D. C. has provided advice on certain matters relating to the federal securities laws.

EXPERTS

The audited statement of assets and liabilities of the Protective Variable Annuity Separate Account as of December 31, 2006 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2006 and included in this SAI, have been so included herein in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of that firm as experts in accounting and auditing.

The consolidated balance sheets of Protective Life as of December 31, 2006, and 2005 and the consolidated statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2006 and the related financial statement schedules included in this SAI, have been so included herein in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of that firm as experts in accounting and auditing.

3

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 100 F Street, N. E., Washington, D.C. 20549.

FINANCIAL STATEMENTS

The audited statement of assets and liabilities of The Protective Variable Annuity Separate Account as of December 31, 2006 and the related statement of operations for the year then ended and the statement of changes in net assets for the years ended December 31, 2006 and 2005 as well as the Report of Independent Registered Public Accounting Firm are contained herein.

The audited consolidated balance sheets for Protective Life as of December 31, 2006 and 2005 and the related consolidated statements of income, share-owner’s equity, and cash flows for each of the three years in the period ended December 31, 2006 as well as the Report of Independent Registered Public Accounting Firm are contained herein.

Financial Statements follow this page.

4

All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and therefore have been omitted.

Report of Independent Registered Public Accounting Firm

To the Contract Owners of the Protective Variable Annuity Separate Account
and the Board of Directors of Protective Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of the subaccounts, as listed in Note 1 to such financial statements, of The Protective Variable Annuity Separate Account, at December 31, 2006, and the results of each of their operations and changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. Those financial statements are the responsibility of the management of Protective Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2006 by correspondence with the transfer agent of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP

Birmingham, Alabama
April 27, 2007

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006
(in thousands)

	Goldman Sachs Growth & Income	Goldman Sachs International Equity	Goldman Sachs Structured US Equity	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Capital Growth	Goldman Sachs Mid Cap Value Fund
Assets
Investment in sub-accounts at market value	$198,556	$98,974	$128,155	$93,533	$88,430	$31,995
Receivable from Protective Life Insurance Company	0	0	0	0	0	0
Total Assets	198,556	98,974	128,155	93,533	88,430	31,995
Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0
Net Assets	$198,556	$98,974	$128,155	$93,533	$88,430	$31,995

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2006
(in thousands)

	Calvert Social Small Cap Growth	Calvert Social Balanced	MFS Emerging Growth IC	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC
Assets
Investment in sub-accounts at market value	$1,133	$5,378	$12,473	$22,247	$32,585	$110,254
Receivable from Protective Life Insurance Company	0	0	0	0	0	0
Total Assets	1,133	5,378	12,473	22,247	32,585	110,254
Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0
Net Assets	$1,133	$5,378	$12,473	$22,247	$32,585	$110,254

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2006
(in thousands)

	MFS New Discovery IC	MFS Utility IC	MFS Investors Growth Stock IC	MFS Emerging Growth SC	MFS Research SC	MFS Investors Trust SC
Assets
Investment in sub-accounts at market value	$7,218	$15,747	$8,736	$977	$754	$2,585
Receivable from Protective Life Insurance Company	0	0	0	0	0	0
Total Assets	7,218	15,747	8,736	977	754	2,585
Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0
Net Assets	$7,218	$15,747	$8,736	$977	$754	$2,585

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Assets and Liabilities, continued
December 31, 2006
(in thousands)

	MFS Total Return SC	MFS New Discovery SC	MFS Utility SC	MFS Investors Growth Stock SC	Oppenheimer Money Fund/VA	Oppenheimer Mid Cap/VA
Assets
Investment in sub-accounts at market value	$59,810	$1,600	$6,869	$1,766	$18,568	$10,263
Receivable from Protective Life Insurance Company	0	0	0	0	0	0
Total Assets	59,810	1,600	6,869	1,766	18,568	10,263
Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0
Net Assets	$59,810	$1,600	$6,869	$1,766	$18,568	$10,263

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Assets and Liabilities, continued
December 31, 2006
(in thousands)

	Oppenheimer Capital Appr/VA	Oppenheimer Main Street/VA	Oppenheimer Strategic Bond/VA	Oppenheimer Global Securities/VA	Oppenheimer High Income/VA	Oppenheimer Mid Cap/VA SC
Assets
Investment in sub-accounts at market value	$38,027	$44,580	$59,200	$37,401	$12,136	$763
Receivable from Protective Life Insurance Company	0	0	0	0	0	0
Total Assets	38,027	44,580	59,200	37,401	12,136	763
Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0
Net Assets	$38,027	$44,580	$59,200	$37,401	$12,136	$763

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Assets and Liabilities, continued
December 31, 2006
(in thousands)

	Oppenheimer Capital Appr/VA SC	Oppenheimer Main Street/VA SC	Oppenheimer Strategic Bond/VA SC	Oppenheimer Global Securities/VA SC	Oppenheimer High Income/VA SC	Van Eck Worldwide Hard Assets Fund
Assets
Investment in sub-accounts at market value	$7,559	$5,461	$16,795	$29,055	$5,658	$635
Receivable from Protective Life Insurance Company	0	0	0	0	0	0
Total Assets	7,559	5,461	16,795	29,055	5,658	635
Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0
Net Assets	$7,559	$5,461	$16,795	$29,055	$5,658	$635

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Assets and Liabilities, continued
December 31, 2006
(in thousands)

	Van Eck Worldwide Real Estate Fund	Van Kampen Strategic Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth & Income	Van Kampen Aggressive Growth II
Assets
Investment in sub-accounts at market value	$861	$20,761	$21,909	$155,778	$156,993	$3,583
Receivable from Protective Life Insurance Company	0	0	0	0	0	0
Total Assets	861	20,761	21,909	155,778	156,993	3,583
Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0
Net Assets	$861	$20,761	$21,909	$155,778	$156,993	$3,583

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Assets and Liabilities, continued
December 31, 2006
(in thousands)

	Van Kampen UIF Equity & Income II	Van Kampen Government II	Van Kampen Strategic Growth II	Van Kampen Enterprise II	Van Kampen Comstock II	Van Kampen Growth and Income II
Assets
Investment in sub-accounts at market value	$99,719	$18,046	$5,981	$6,655	$125,427	$65,091
Receivable from Protective Life Insurance Company	0	0	0	0	0	0
Total Assets	99,719	18,046	5,981	6,655	125,427	65,091
Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0
Net Assets	$99,719	$18,046	$5,981	$6,655	$125,427	$65,091

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Assets and Liabilities, continued
December 31, 2006
(in thousands)

	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid-Cap Value	Lord Abbett Growth Opportunities	Lord Abbett America’s Value	Fidelity Index 500 Portfolio SC2
Assets
Investment in sub-accounts at market value	$213,503	$125,851	$158,160	$14,741	$61,270	$1,568
Receivable from Protective Life Insurance Company	0	0	0	0	0	0
Total Assets	213,503	125,851	158,160	14,741	61,270	1,568
Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0
Net Assets	$213,503	$125,851	$158,160	$14,741	$61,270	$1,568

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2006
(In Thousands)

	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2	Franklin Flex Cap Growth Securities
Assets
Investment in sub-accounts at market value	$571	$10,423	$4,112	$1,781	$2,493	$623
Receivable from Protective Life Insurance Company	0	0	0	0	0	0
Total Assets	571	10,423	4,112	1,781	2,493	623
Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0
Net Assets	$571	$10,423	$4,112	$1,781	$2,493	$623

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2006
(In Thousands)

	Franklin Income Securities	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities	Franklin Mutual Shares Securities	Templeton Foreign Securities	Templeton Growth Securities	Total
Assets
Investment in sub-accounts at market value	$17,694	$3,568	$906	$19,290	$4,647	$14,321	$2,552,202
Receivable from Protective Life Insurance Company	0	0	0	0	0	0	0
Total Assets	17,694	3,568	906	19,290	4,647	14,321	2,552,202
Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0	0
Net Assets	$17,694	$3,568	$906	$19,290	$4,647	$14,321	$2,552,202

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS
Year Ended December 31, 2006
(in thousands)

	Goldman Sachs Growth & Income	Goldman Sachs International Equity	Goldman Sachs Structured US Equity	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Capital Growth	Goldman Sachs Mid Cap Value Fund
Investment Income
Dividends	$3,073	$1,504	$1,329	$604	$109	$291
Expense
Mortality and expense risk and administrative charges	2,367	1,186	1,775	1,273	1,191	282
Net investment income (loss)	706	318	(446)	(669)	(1,082)	9
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	9,223	1,993	8,692	1,832	3,295	42
Capital gain distribution	7,384	0	0	6,594	0	3,202
Net realized gain (loss) on investments	16,607	1,993	8,692	8,426	3,295	3,244
Net unrealized appreciation on investments during the period	18,765	14,914	5,913	2,027	4,023	716
Net realized and unrealized gain (loss) on investments	35,372	16,907	14,605	10,453	7,318	3,960
Net Increase (Decrease) in Net Assets resulting from Operations	$36,078	$17,225	$14,159	$9,784	$6,236	$3,969

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	Calvert Social Small Cap Growth	Calvert Social Balanced	MFS Emerging Growth IC	MS Research IC	MFS Investors Trust IC	MFS Total Return IC
Investment Income
Dividends	$0	$121	$0	$127	$180	$2,770
Expense
Mortality and expense risk and administrative charges	20	83	192	334	475	1,471
Net investment income (loss)	(20)	38	(192)	(207)	(295)	1,299
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	115	(45)	(323)	(264)	470	2,360
Capital gain distribution	0	93	0	0	0	3,712
Net realized gain (loss) on investments	115	48	(323)	(264)	470	6,072
Net unrealized appreciation on investments during the period	(107)	316	1,334	2,441	3,492	3,890
Net realized and unrealized gain (loss) on investments	8	364	1,011	2,177	3,962	9,962
Net Increase (Decrease) in Net Assets resulting from Operations	$(12)	$402	$819	$1,970	$3,667	$11,261

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Operations, continued
Year Ended December 31, 2006
(in thousands)

	MFS New Discovery IC	MFS Utility IC	MFS Investors Growth Stock IC	MFS Emerging Growth SC	MFS Research SC	MFS Investors Trust SC
Investment Income
Dividends	$0	$291	$0	$0	$2	$6
Expense
Mortality and expense risk and administrative charges	104	194	128	8	6	24
Net investment income (loss)	(104)	97	(128)	(8)	(4)	(18)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(169)	407	(85)	13	4	36
Capital gain distribution	138	552	0	0	0	0
Net realized gain (loss) on investments	(31)	959	(85)	13	4	36
Net unrealized appreciation on investments during the period	926	2,683	732	56	51	255
Net realized and unrealized gain (loss) on investments	895	3,642	647	69	55	291
Net Increase (Decrease) in Net Assets resulting from Operations	$791	$3,739	$519	$61	$51	$273

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Operations, continued
Year Ended December 31, 2006
(in thousands)

	MFS Total Return SC	MFS New Discovery SC	MFS Utility SC	MFS Investors Growth Stock SC	Oppenheimer Money Fund/VA	Oppenheimer Mid Cap/VA
Investment Income
Dividends	$1,056	$0	$83	$0	$672	$0
Expense
Mortality and expense risk and administrative charges	502	16	51	23	187	169
Net investment income (loss)	554	(16)	32	(23)	485	(169)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	46	60	75	73	0	(290)
Capital gain distribution	1,548	22	168	0	0	0
Net realized gain (loss) on investments	1,594	82	243	73	0	(290)
Net unrealized appreciation on investments during the period	3,251	72	1,127	48	0	666
Net realized and unrealized gain (loss) on investments	4,845	154	1,370	121	0	376
Net Increase (Decrease) in Net Assets resulting from Operations	$5,399	$138	$1,402	$98	$485	$207

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Operations, continued
Year Ended December 31, 2006
(in thousands)

	Oppenheimer Capital Appr/VA	Oppenheimer Main Street/VA	Oppenheimer Strategic Bond/VA	Oppenheimer Global Securities/VA	Oppenheimer High Income/VA	Oppenheimer Mid Cap/VA SC
Investment Income
Dividends	$164	$564	$2,858	$367	$990	$0
Expense
Mortality and expense risk and administrative charges	557	636	861	476	165	8
Net investment income (loss)	(393)	(72)	1,997	(109)	825	(8)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	552	1,306	192	277	(6)	13
Capital gain distribution	0	0	0	1,915	0	0
Net realized gain (loss) on investments	552	1,306	192	2,192	(6)	13
Net unrealized appreciation on investments during the period	2,365	4,611	1,442	3,229	157	15
Net realized and unrealized gain (loss) on investments	2,917	5,917	1,634	5,421	151	28
Net Increase (Decrease) in Net Assets resulting from Operations	$2,524	$5,845	$3,631	$5,312	$976	$20

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Operations, continued
Year Ended December 31, 2006
(in thousands)

	Oppenheimer Capital Appr/VA SC	Oppenheimer Main Street/VA SC	Oppenheimer Strategic Bond/VA SC	Oppenheimer Global Securities/VA SC	Oppenheimer High Income/VA SC	Van Eck Worldwide Hard Assets Fund
Investment Income
Dividends	$10	$42	$442	$140	$379	$0
Expense
Mortality and expense risk and administrative charges	64	55	130	190	55	10
Net investment income (loss)	(54)	(13)	312	(50)	324	(10)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	33	46	0	34	(1)	58
Capital gain distribution	0	0	0	868	0	38
Net realized gain (loss) on investments	33	46	0	902	(1)	96
Net unrealized appreciation on investments during the period	492	590	547	2,566	92	45
Net realized and unrealized gain (loss) on investments	525	636	547	3,468	91	141
Net Increase (Decrease) in Net Assets resulting from Operations	$471	$623	$859	$3,418	$415	$131

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Operations, continued
Year Ended December 31, 2006
(in thousands)

	Van Eck Worldwide Real Estate Fund	Van Kampen Strategic Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth & Income	Van Kampen Aggressive Growth II
Investment Income
Dividends	$16	$0	$106	$2,299	$1,866	$0
Expense
Mortality and expense risk and administrative charges	14	287	295	1,912	1,932	45
Net investment income (loss)	2	(287)	(189)	387	(66)	(45)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	66	(1,915)	(453)	3,055	3,992	166
Capital gain distribution	304	0	0	9,410	10,345	294
Net realized gain (loss) on investments	370	(1,915)	(453)	12,465	14,337	460
Net unrealized appreciation on investments during the period	(128)	2,494	1,878	8,572	7,250	(290)
Net realized and unrealized gain (loss) on investments	242	579	1,425	21,037	21,587	170
Net Increase (Decrease) in Net Assets resulting from Operations	$244	$292	$1,236	$21,424	$21,521	$125

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Operations, continued
Year Ended December 31, 2006
(in thousands)

	Van Kampen UIF Equity & Income II	Van Kampen Government II	Van Kampen Strategic Growth II	Van Kampen Enterprises II	Van Kampen Comstock II	Van Kampen Growth & Income II
Investment Income
Dividends	$974	$564	$0	$12	$1,217	$479
Expense
Mortality and expense risk and administrative charges	860	155	59	64	970	517
Net investment income (loss)	114	409	(59)	(52)	247	(38)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	249	5	59	60	141	71
Capital gain distribution	1,853	0	0	0	5,656	3,184
Net realized gain (loss) on investments	2,102	5	59	60	5,797	3,255
Net unrealized appreciation on investments during the period	7,376	(74)	92	348	9,225	4,699
Net realized and unrealized gain (loss) on investments	9,478	(69)	151	408	15,022	7,954
Net Increase (Decrease) in Net Assets resulting from Operations	$9,592	$340	$92	$356	$15,269	$7,916

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid-Cap Value	Lord Abbett Growth Opportunities	Lord Abbett America’s Value	Fidelity Index 500 Portfolio SC2
Investment Income
Dividends	$2,528	$7,237	$762	$0	$1,412	$11
Expense
Mortality and expense risk and administrative charges	2,189	1,316	1,580	127	506	11
Net investment income (loss)	339	5,921	(818)	(127)	906	0
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	2,358	345	1,772	69	138	0
Capital gain distribution	6,774	0	11,866	143	1,177	0
Net realized gain (loss) on investments	9,132	345	13,638	212	1,315	0
Net unrealized appreciation on investments during the period	20,143	3,345	2,890	746	4,753	156
Net realized and unrealized gain (loss) on investments	29,275	3,690	16,528	958	6,068	156
Net Increase (Decrease) in Net Assets resulting from Operations	$29,614	$9,611	$15,710	$831	$6,974	$156

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2	Franklin Flex Cap Growth Securities
Investment Income
Dividends	$0	$65	$1	$27	$19	$0
Expense
Mortality and expense risk and administrative charges	3	41	19	8	10	2
Net investment income (loss)	(3)	24	(18)	19	9	(2)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	0	3	5	1	1	1
Capital gain distribution	0	735	78	125	1	0
Net realized gain (loss) on investments	0	738	83	126	2	1
Net unrealized appreciation on investments during the period	18	(166)	173	(1)	26	24
Net realized and unrealized gain (loss) on investments	18	572	256	125	28	25
Net Increase (Decrease) in Net Assets resulting from Operations	$15	$596	$238	$144	$37	$23

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	Franklin Income Securities	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities	Franklin Mutual Shares Securities	Templeton Foreign Securities	Templeton Growth Securities	Total
Investment Income
Dividends	$35	$3	$0	$16	$6	$10	$37,839
Expense
Mortality and expense risk and administrative charges	39	8	2	41	12	30	28,322
Net investment income (loss)	(4)	(5)	(2)	(25)	(6)	(20)	9,517
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	5	1	0	3	4	2	40,268
Capital gain distribution	5	1	0	41	0	29	78,255
Net realized gain (loss) on investments	10	2	0	44	4	31	118,523
Net unrealized appreciation on investments during the period	868	165	41	1,119	352	1,023	160,859
Net realized and unrealized gain (loss) on investments	878	167	41	1,163	356	1,054	279,382
Net Increase (Decrease) in Net Assets resulting from Operations	$874	$162	$39	$1,138	$350	$1,034	$288,899

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
Year Ended December 31, 2006
(in thousands)

	Goldman Sachs Growth & Income	Goldman Sachs International Equity	Goldman Sachs Structured US Equity	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Capital Growth	Goldman Sachs Mid Cap Value Fund
From Operations
Net investment income (loss)	$706	$318	$(446)	$(669)	$(1,082)	$9
Net realized gain (loss) on investments	16,607	1,993	8,692	8,426	3,295	3,244
Net unrealized appreciation (depreciation) of investments during the period	18,765	14,914	5,913	2,027	4,023	716
Net increase (decrease) in net assets resulting from operations	36,078	17,225	14,159	9,784	6,236	3,969
From Variable Annuity Contract Transactions
Contractowners’ net payments	4,450	3,357	2,077	2,403	2,214	2,445
Contract maintenance fees	(96)	(48)	(72)	(43)	(54)	(18)
Surrenders	(28,633)	(13,228)	(22,691)	(15,382)	(14,659)	(2,360)
Death benefits	(2,953)	(905)	(1,623)	(958)	(1,105)	(181)
Transfer (to) from other portfolios	8,953	7,755	(588)	(565)	(1,408)	5,808
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(18,279)	(3,069)	(22,897)	(14,545)	(15,012)	5,694
Net increase (decrease) in net assets	17,799	14,156	(8,738)	(4,761)	(8,776)	9,663
Net Assets
Beginning of Year	180,757	84,818	136,893	98,294	97,206	22,332
End of Year	$198,556	$98,974	$128,155	$93,533	$88,430	$31,995

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	Calvert Social Small Cap Growth	Calvert Social Balanced	MFS Emerging Growth IC	MS Research IC	MFS Investors Trust IC	MFS Total Return IC
From Operations
Net investment income (loss)	$(20)	$38	$(192)	$(207)	$(295)	$1,299
Net realized gain (loss) on investments	115	48	(323)	(264)	470	6,072
Net unrealized appreciation (depreciation) of investments during the period	(107)	316	1,334	2,441	3,492	3,890
Net increase (decrease) in net assets resulting from operations	(12)	402	819	1,970	3,667	11,261
From Variable Annuity Contract Transactions
Contractowners’ net payments	4	8	78	92	154	611
Contract maintenance fees	(1)	(5)	(12)	(17)	(19)	(39)
Surrenders	(327)	(1,300)	(2,523)	(4,561)	(6,989)	(17,583)
Death benefits	(8)	(122)	(118)	(409)	(833)	(1,667)
Transfer (to) from other portfolios	(130)	(310)	(928)	(1,313)	(1,371)	(4,206)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(462)	(1,729)	(3,503)	(6,208)	(9,058)	(22,884)
Net increase (decrease) in net assets	(474)	(1,327)	(2,684)	(4,238)	(5,391)	(11,623)
Net Assets
Beginning of Year	1,607	6,705	15,157	26,485	37,976	121,877
End of Year	$1,133	$5,378	$12,473	$22,247	$32,585	$110,254

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Changes in Net Assets, continued
Year Ended December 31, 2006
(in thousands)

	MFS New Discovery IC	MFS Utility IC	MFS Investors Growth Stock IC	MFS Emerging Growth SC	MFS Research SC	MFS Investors Trust SC
From Operations
Net investment income (loss)	$(104)	$97	$(128)	$(8)	$(4)	$(18)
Net realized gain (loss) on investments	(31)	959	(85)	13	4	36
Net unrealized appreciation (depreciation) of investments during the period	926	2,683	732	56	51	255
Net increase (decrease) in net assets resulting from operations	791	3,739	519	61	51	273
From Variable Annuity Contract Transactions
Contractowners’ net payments	39	57	53	199	213	184
Contract maintenance fees	(5)	(5)	(4)	0	0	(1)
Surrenders	(1,469)	(2,746)	(1,397)	(37)	(23)	(259)
Death benefits	(59)	(112)	(120)	(16)	0	(31)
Transfer (to) from other portfolios	(25)	749	(554)	213	113	504
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1,519)	(2,057)	(2,022)	359	303	397
Net increase (decrease) in net assets	(728)	1,682	(1,503)	420	354	670
Net Assets
Beginning of Year	7,946	14,065	10,239	557	400	1,915
End of Year	$7,218	$15,747	$8,736	$977	$754	$2,585

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Changes in Net Assets, continued
Year Ended December 31, 2006
(in thousands)

	MFS Total Return SC	MFS New Discovery SC	MFS Utility SC	MFS Investors Growth Stock SC	Oppenheimer Money Fund/VA	Oppenheimer Mid Cap/VA
From Operations
Net investment income (loss)	$554	$(16)	$32	$(23)	$485	$(169)
Net realized gain (loss) on investments	1,594	82	243	73	0	(290)
Net unrealized appreciation (depreciation) of investments during the period	3,251	72	1,127	48	0	666
Net increase (decrease) in net assets resulting from operations	5,399	138	1,402	98	485	207
From Variable Annuity Contract Transactions
Contractowners’ net payments	3,549	206	1,097	198	793	111
Contract maintenance fees	(30)	(1)	(4)	(1)	(7)	(10)
Surrenders	(3,142)	(49)	(384)	(73)	(9,209)	(2,105)
Death benefits	(666)	0	(200)	(129)	(179)	(153)
Transfer (to) from other portfolios	11,055	239	1,548	(79)	15,355	(1,356)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	10,766	395	2,057	(84)	6,753	(3,513)
Net increase (decrease) in net assets	16,165	533	3,459	14	7,238	(3,306)
Net Assets
Beginning of Year	43,645	1,067	3,410	1,752	11,330	13,569
End of Year	$59,810	$1,600	$6,869	$1,766	$18,568	$10,263

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Changes in Net Assets, continued
Year Ended December 31, 2006
(in thousands)

	Oppenheimer Capital Appr/VA	Oppenheimer Main Street/VA	Oppenheimer Strategic Bond/VA	Oppenheimer Global Securities/VA	Oppenheimer High Income/VA	Oppenheimer Mid Cap/VA SC
From Operations
Net investment income (loss)	$(393)	$(72)	$1,997	$(109)	$825	$(8)
Net realized gain (loss) on investments	552	1,306	192	2,192	(6)	13
Net unrealized appreciation (depreciation) of investments during the period	2,365	4,611	1,442	3,229	157	15
Net increase (decrease) in net assets resulting from operations	2,524	5,845	3,631	5,312	976	20
From Variable Annuity Contract Transactions
Contractowners’ net payments	199	162	203	189	15	158
Contract maintenance fees	(24)	(26)	(28)	(13)	(4)	0
Surrenders	(6,949)	(8,321)	(11,903)	(5,767)	(1,686)	(18)
Death benefits	(528)	(835)	(1,247)	(200)	(203)	(5)
Transfer (to) from other portfolios	(2,842)	(2,727)	(1,841)	4,027	(535)	(164)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(10,144)	(11,747)	(14,816)	(1,764)	(2,413)	(29)
Net increase (decrease) in net assets	(7,620)	(5,902)	(11,185)	3,548	(1,437)	(9)
Net Assets
Beginning of Year	45,647	50,482	70,385	33,853	13,573	772
End of Year	$38,027	$44,580	$59,200	$37,401	$12,136	$763

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Changes in Net Assets, continued
Year Ended December 31, 2006
(in thousands)

	Oppenheimer Capital Appr/VA SC	Oppenheimer Main Street/VA SC	Oppenheimer Strategic Bond/VA SC	Oppenheimer Global Securities/VA SC	Oppenheimer High Income/VA SC	Van Eck Worldwide Hard Assets Fund
From Operations
Net investment income (loss)	$(54)	$(13)	$312	$(50)	$324	$(10)
Net realized gain (loss) on investments	33	46	0	902	(1)	96
Net unrealized appreciation (depreciation) of investments during the period	492	590	547	2,566	92	45
Net increase (decrease) in net assets resulting from operations	471	623	859	3,418	415	131
From Variable Annuity Contract Transactions
Contractowners’ net payments	456	437	2,093	3,484	450	0
Contract maintenance fees	(4)	(2)	(7)	(17)	(3)	0
Surrenders	(323)	(329)	(938)	(1,309)	(349)	(51)
Death benefits	(15)	(52)	(79)	(150)	(134)	0
Transfer (to) from other portfolios	1,724	706	4,853	10,604	509	(73)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	1,838	760	5,922	12,612	473	(124)
Net increase (decrease) in net assets	2,309	1,383	6,781	16,030	888	7
Net Assets
Beginning of Year	5,250	4,078	10,014	13,025	4,770	628
End of Year	$7,559	$5,461	$16,795	$29,055	$5,658	$635

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Changes in Net Assets, continued
Year Ended December 31, 2006
(in thousands)

	Van Eck Worldwide Real Estate Fund	Van Kampen Strategic Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth & Income	Van Kampen Aggressive Growth II
From Operations
Net investment income (loss)	$2	$(287)	$(189)	$387	$(66)	$(45)
Net realized gain (loss) on investments	370	(1,915)	(453)	12,465	14,337	460
Net unrealized appreciation (depreciation) of investments during the period	(128)	2,494	1,878	8,572	7,250	(290)
Net increase (decrease) in net assets resulting from operations	244	292	1,236	21,424	21,521	125
From Variable Annuity Contract Transactions
Contractowners’ net payments	3	97	111	537	463	466
Contract maintenance fees	0	(10)	(9)	(51)	(46)	(2)
Surrenders	(187)	(3,050)	(3,353)	(20,578)	(19,879)	(458)
Death benefits	(13)	(177)	(311)	(1,564)	(1,965)	(45)
Transfer (to) from other portfolios	(163)	(1,855)	(2,034)	(2,744)	(2,387)	(221)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(360)	(4,995)	(5,596)	(24,400)	(23,814)	(260)
Net increase (decrease) in net assets	(116)	(4,703)	(4,360)	(2,976)	(2,293)	(135)
Net Assets
Beginning of Year	977	25,464	26,269	158,754	159,286	3,718
End of Year	$861	$20,761	$21,909	$155,778	$156,993	$3,583

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Changes in Net Assets, continued
Year Ended December 31, 2006
(in thousands)

	Van Kampen UIF Equity & Income II	Van Kampen Government II	Van Kampen Strategic Growth II	Van Kampen Enterprises II	Van Kampen Comstock II	Van Kampen Growth & Income II
From Operations
Net investment income (loss)	$114	$409	$(59)	$(52)	$247	$(38)
Net realized gain (loss) on investments	2,102	5	59	60	5,797	3,255
Net unrealized appreciation (depreciation) of investments during the period	7,376	(74)	92	348	9,225	4,699
Net increase (decrease) in net assets resulting from operations	9,592	340	92	356	15,269	7,916
From Variable Annuity Contract Transactions
Contractowners’ net payments	4,950	1,446	268	313	8,213	4,684
Contract maintenance fees	(44)	(7)	(3)	(3)	(62)	(30)
Surrenders	(6,124)	(1,140)	(337)	(321)	(4,892)	(2,635)
Death benefits	(867)	(145)	(23)	(36)	(956)	(579)
Transfer (to) from other portfolios	18,855	4,771	326	332	21,072	10,823
Net increase (decrease) in net assets resulting from variable annuity contract transactions	16,770	4,925	231	285	23,375	12,263
Net increase (decrease) in net assets	26,362	5,265	323	641	38,644	20,179
Net Assets
Beginning of Year	73,357	12,781	5,658	6,014	86,783	44,912
End of Year	$99,719	$18,046	$5,981	$6,655	$125,427	$65,091

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Changes in Net Assets, continued
Year Ended December 31, 2006
(in thousands)

	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid-Cap Value	Lord Abbett Growth Opportunities	Lord Abbett America’s Value	Fidelity Index 500 Portfolio SC2
From Operations
Net investment income (loss)	$339	$5,921	$(818)	$(127)	$906	$0
Net realized gain (loss) on investments	9,132	345	13,638	212	1,315	0
Net unrealized appreciation (depreciation) of investments during the period	20,143	3,345	2,890	746	4,753	156
Net increase (decrease) in net assets resulting from operations	29,614	9,611	15,710	831	6,974	156
From Variable Annuity Contract Transactions
Contractowners’ net payments	6,347	4,009	7,256	1,089	3,300	531
Contract maintenance fees	(79)	(50)	(64)	(7)	(32)	(1)
Surrenders	(17,756)	(11,457)	(13,376)	(855)	(3,911)	(6)
Death benefits	(2,230)	(1,584)	(1,310)	(97)	(501)	0
Transfer (to) from other portfolios	11,696	5,382	10,482	2,786	10,651	243
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(2,022)	(3,700)	2,988	2,916	9,507	767
Net increase (decrease) in net assets	27,592	5,911	18,698	3,747	16,481	923
Net Assets
Beginning of Year	185,911	119,940	139,462	10,994	44,789	645
End of Year	$213,503	$125,851	$158,160	$14,741	$61,270	$1,568

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Changes in Net Assets, continued
Year Ended December 31, 2006
(in thousands)

	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2	Franklin Flex Cap Growth Securities
From Operations
Net investment income (loss)	$(3)	$24	$(18)	$19	$9	$(2)
Net realized gain (loss) on investments	0	738	83	126	2	1
Net unrealized appreciation (depreciation) of investments during the period	18	(166)	173	(1)	26	24
Net increase (decrease) in net assets resulting from operations	15	596	238	144	37	23
From Variable Annuity Contract Transactions
Contractowners’ net payments	234	2,830	1,469	650	777	203
Contract maintenance fees	0	(3)	(1)	(1)	(1)	0
Surrenders	(9)	(168)	(91)	(19)	(47)	(11)
Death benefits	0	(5)	(7)	0	0	0
Transfer (to) from other portfolios	220	6,106	1,974	819	1,258	408
Net increase (decrease) in net assets resulting from variable annuity contract transactions	445	8,760	3,344	1,449	1,987	600
Net increase (decrease) in net assets	460	9,356	3,582	1,593	2,024	623
Net Assets
Beginning of Year	111	1,067	530	188	469	0
End of Year	$571	$10,423	$4,112	$1,781	$2,493	$623

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Changes in Net Assets, continued
Year Ended December 31, 2006
(in thousands)

	Franklin Income Securities	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities	Franklin Mutual Shares Securities	Templeton Foreign Securities	Templeton Growth Securities	Total
From Operations
Net investment income (loss)	$(4)	$(5)	$(2)	$(25)	$(6)	$(20)	$9,517
Net realized gain (loss) on investments	10	2	0	44	4	31	118,523
Net unrealized appreciation (depreciation) of investments during the period	868	165	41	1,119	352	1,023	160,859
Net increase (decrease) in net assets resulting from operations	874	162	39	1,138	350	1,034	288,899
From Variable Annuity Contract Transactions
Contractowners’ net payments	3,612	985	382	4,600	1,052	2,776	96,091
Contract maintenance fees	(4)	(1)	0	(4)	(1)	(3)	(1,139)
Surrenders	(152)	(32)	(2)	(219)	(67)	(150)	(300,354)
Death benefits	(5)	0	0	(11)	0	(5)	(28,431)
Transfer (to) from other portfolios	13,369	2,454	487	13,786	3,313	10,669	196,578
Net increase (decrease) in net assets resulting from variable annuity contract transactions	16,820	3,406	867	18,152	4,297	13,287	(37,255)
Net increase (decrease) in net assets	17,694	3,568	906	19,290	4,647	14,321	251,644
Net Assets
Beginning of Year	0	0	0	0	0	0	2,300,558
End of Year	$17,694	$3,568	$906	$19,290	$4,647	$14,321	$2,552,202

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Changes in Net Assets
Year Ended December 31, 2005
(in thousands)

	Goldman Sachs Growth & Income	Goldman Sachs International Equity	Goldman Sachs Structured US Equity	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Capital Growth	Goldman Sachs Mid Cap Value Fund
From Operations
Net investment income (loss)	$556	$(838)	$(913)	$(1,116)	$(1,245)	$(30)
Net realized gain (loss) on investments	5,959	(1,519)	4,912	9,708	986	1,995
Net unrealized appreciation (depreciation) of investments during the period	(1,970)	11,691	2,061	(4,239)	1,098	(376)
Net increase (decrease) in net assets resulting from operations	4,545	9,334	6,060	4,353	839	1,589
From Variable Annuity Contract Transactions
Contractowners’ net payments	8,215	3,624	2,436	3,021	3,212	6,229
Contract maintenance fees	(93)	(43)	(79)	(45)	(60)	(5)
Surrenders	(27,675)	(12,540)	(21,971)	(15,053)	(16,479)	(1,146)
Death benefits	(3,471)	(1,409)	(2,722)	(1,228)	(1,913)	(135)
Transfer (to) from other portfolios	8,192	2,188	(5,375)	(1,264)	(7,113)	9,441
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(14,832)	(8,180)	(27,711)	(14,569)	(22,353)	14,384
Net increase (decrease) in net assets	(10,287)	1,154	(21,651)	(10,216)	(21,514)	15,973
Net Assets
Beginning of Year	191,044	83,664	158,544	108,510	118,720	6,359
End of Year	$180,757	$84,818	$136,893	$98,294	$97,206	$22,332

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Changes in Net Assets, continued
Year Ended December 31, 2005
(in thousands)

	Calvert Social Small Cap Growth	Calvert Social Balanced	MFS Emerging Growth IC	MS Research IC	MFS Investors Trust IC	MFS Total Return IC
From Operations
Net investment income (loss)	$(24)	$19	$(229)	$(259)	$(334)	$979
Net realized gain (loss) on investments	77	(217)	(730)	(1,301)	(713)	6,420
Net unrealized appreciation (depreciation) of investments during the period	(272)	475	2,026	3,199	3,261	(5,573)
Net increase (decrease) in net assets resulting from operations	(219)	277	1,067	1,639	2,214	1,826
From Variable Annuity Contract Transactions
Contractowners’ net payments	10	37	75	122	170	785
Contract maintenance fees	(1)	(6)	(15)	(21)	(22)	(45)
Surrenders	(186)	(1,494)	(3,193)	(4,933)	(8,544)	(15,716)
Death benefits	(25)	(55)	(215)	(511)	(1,286)	(1,760)
Transfer (to) from other portfolios	(104)	(563)	(1,388)	(2,793)	(3,012)	2,087
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(306)	(2,081)	(4,736)	(8,136)	(12,694)	(14,649)
Net increase (decrease) in net assets	(525)	(1,804)	(3,669)	(6,497)	(10,480)	(12,823)
Net Assets
Beginning of Year	2,132	8,509	18,826	32,982	48,456	134,700
End of Year	$1,607	$6,705	$15,157	$26,485	$37,976	$121,877

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2005
(in thousands)

	MFS New Discovery IC	MFS Utility IC	MFS Investors Growth Stock IC	MFS Emerging Growth SC	MFS Research SC	MFS Investors Trust SC
From Operations
Net investment income (loss)	$(124)	$(104)	$(108)	$(4)	$(3)	$(13)
Net realized gain (loss) on investments	(608)	165	(4)	1	1	7
Net unrealized appreciation (depreciation) of investments during the period	958	1,760	376	39	23	98
Net increase (decrease) in net assets resulting from operations	226	1,821	264	36	21	92
From Variable Annuity Contract Transactions
Contractowners’ net payments	45	102	61	159	56	387
Contract maintenance fees	(6)	(5)	(5)	0	0	0
Surrenders	(1,599)	(1,594)	(1,371)	(20)	(6)	(53)
Death benefits	(172)	(273)	(182)	0	0	(26)
Transfer (to) from other portfolios	(707)	1,031	(750)	58	78	223
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(2,439)	(739)	(2,247)	197	128	531
Net increase (decrease) in net assets	(2,213)	1,082	(1,983)	233	149	623
Net Assets
Beginning of Year	10,159	12,983	12,222	324	251	1,292
End of Year	$7,946	$14,065	$10,239	$557	$400	$1,915

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2005
(in thousands)

	MFS Total Return SC	MFS New Discovery SC	MFS Utility SC	MFS Investors Growth Stock SC	Oppenheimer Money Fund/VA	Oppenheimer Mid Cap/VA
From Operations
Net investment income (loss)	$185	$(12)	$(15)	$(18)	$157	$(201)
Net realized gain (loss) on investments	1,169	6	5	6	0	(366)
Net unrealized appreciation (depreciation) of investments during the period	(714)	54	265	70	1	1,949
Net increase (decrease) in net assets resulting from operations	640	48	255	58	158	1,382
From Variable Annuity Contract Transactions
Contractowners’ net payments	9,890	308	1,357	204	2,039	73
Contract maintenance fees	(11)	0	(1)	0	(7)	(13)
Surrenders	(1,794)	(51)	(291)	(44)	(8,221)	(2,743)
Death benefits	(425)	0	(2)	0	(204)	(258)
Transfer (to) from other portfolios	12,503	33	1,146	230	5,784	(839)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	20,163	290	2,209	390	(609)	(3,780)
Net increase (decrease) in net assets	20,803	338	2,464	448	(451)	(2,398)
Net Assets
Beginning of Year	22,842	729	946	1,304	11,781	15,967
End of Year	$43,645	$1,067	$3,410	$1,752	$11,330	$13,569

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2005
(in thousands)

	Oppenheimer Capital Appr/VA	Oppenheimer Main Street/VA	Oppenheimer Strategic Bond/VA	Oppenheimer Global Securities/VA	Oppenheimer High Income/VA	Oppenheimer Mid Cap/VA SC
From Operations
Net investment income (loss)	$(178)	$39	$2,661	$(95)	$769	$(5)
Net realized gain (loss) on investments	(86)	(399)	155	(1)	113	3
Net unrealized appreciation (depreciation) of investments during the period	1,762	2,521	(1,898)	3,925	(750)	42
Net increase (decrease) in net assets resulting from operations	1,498	2,161	918	3,829	132	40
From Variable Annuity Contract Transactions
Contractowners’ net payments	273	219	245	263	41	179
Contract maintenance fees	(29)	(30)	(35)	(13)	(4)	0
Surrenders	(7,694)	(9,006)	(14,200)	(3,895)	(1,563)	(40)
Death benefits	(683)	(1,079)	(1,580)	(347)	(161)	0
Transfer (to) from other portfolios	(3,455)	(3,949)	(986)	3,319	(1,100)	318
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(11,588)	(13,845)	(16,556)	(673)	(2,787)	457
Net increase (decrease) in net assets	(10,090)	(11,684)	(15,638)	3,156	(2,655)	497
Net Assets
Beginning of Year	55,737	62,166	86,023	30,697	16,228	275
End of Year	$45,647	$50,482	$70,385	$33,853	$13,573	$772

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2005
(in thousands)

	Oppenheimer Capital Appr/VA SC	Oppenheimer Main Street/VA SC	Oppenheimer Strategic Bond/VA SC	Oppenheimer Global Securities/ VA SC	Oppenheimer High Income/VA SC	Van Eck Worldwide Hard Assets Fund
From Operations
Net investment income (loss)	$(20)	$(7)	$192	$(35)	$159	$(7)
Net realized gain (loss) on investments	12	5	1	15	(6)	69
Net unrealized appreciation (depreciation) of investments during the period	212	177	(77)	1,299	(107)	164
Net increase (decrease) in net assets resulting from operations	204	175	116	1,279	46	226
From Variable Annuity Contract Transactions
Contractowners’ net payments	1,039	493	2,476	5,219	979	0
Contract maintenance fees	(2)	(1)	(2)	(2)	(1)	0
Surrenders	(299)	(112)	(368)	(341)	(161)	(87)
Death benefits	(41)	(23)	(15)	(91)	(26)	0
Transfer (to) from other portfolios	879	764	2,176	3,193	871	(52)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	1,576	1,121	4,267	7,978	1,662	(139)
Net increase (decrease) in net assets	1,780	1,296	4,383	9,257	1,708	87
Net Assets
Beginning of Year	3,470	2,782	5,631	3,768	3,062	541
End of Year	$5,250	$4,078	$10,014	$13,025	$4,770	$628

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
YEAR ENDED DECEMBER 31, 2005
(in thousands)

	Van Eck Worldwide Real Estate Fund	Van Kampen Strategic Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth & Income	Van Kampen Aggressive Growth II
From Operations
Net investment income (loss)	$8	$(261)	$(134)	$(28)	$(180)	$(45)
Net realized gain (loss) on investments	86	(1,781)	(469)	7,713	6,977	77
Net unrealized appreciation (depreciation) of investments during the period	72	3,569	2,285	(2,994)	6,402	300
Net increase (decrease) in net assets resulting from operations	166	1,527	1,682	4,691	13,199	332
From Variable Annuity Contract Transactions
Contractowners’ net payments	0	121	133	1,105	752	224
Contract maintenance fees	0	(12)	(11)	(54)	(49)	(1)
Surrenders	(120)	(2,873)	(3,722)	(18,245)	(18,457)	(369)
Death benefits	(9)	(355)	(539)	(1,933)	(1,975)	(27)
Transfer (to) from other portfolios	(75)	(3,473)	(3,716)	5,184	946	93
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(204)	(6,592)	(7,855)	(13,943)	(18,783)	(80)
Net increase (decrease) in net assets	(38)	(5,065)	(6,173)	(9,252)	(5,584)	252
Net Assets
Beginning of Year	1,015	30,529	32,442	168,006	164,870	3,466
End of Year	$977	$25,464	$26,269	$158,754	$159,286	$3,718

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
YEAR ENDED DECEMBER 31, 2005
(in thousands)

	Van Kampen UIF Equity & Income II	Van Kampen Government II	Van Kampen Strategic Growth II	Van Kampen Enterprises II	Van Kampen Comstock II	Van Kampen Growth & Income II
From Operations
Net investment income (loss)	$(239)	$197	$(51)	$(32)	$(154)	$(101)
Net realized gain (loss) on investments	624	4	22	34	1,721	772
Net unrealized appreciation (depreciation) of investments during the period	3,531	1	391	391	1,304	2,519
Net increase (decrease) in net assets resulting from operations	3,916	202	362	393	2,871	3,190
From Variable Annuity Contract Transactions
Contractowners’ net payments	10,706	1,940	795	849	20,501	7,743
Contract maintenance fees	(17)	(4)	(2)	(2)	(21)	(12)
Surrenders	(3,064)	(1,144)	(260)	(267)	(2,680)	(1,545)
Death benefits	(435)	(91)	(81)	(86)	(715)	(556)
Transfer (to) from other portfolios	20,546	4,302	265	603	22,376	9,132
Net increase (decrease) in net assets resulting from variable annuity contract transactions	27,736	5,003	717	1,097	39,461	14,762
Net increase (decrease) in net assets	31,652	5,205	1,079	1,490	42,332	17,952
Net Assets
Beginning of Year	41,705	7,576	4,579	4,524	44,451	26,960
End of Year	$73,357	$12,781	$5,658	$6,014	$86,783	$44,912

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Changes in Net Assets, continued
Year Ended December 31, 2005
(in thousands)

	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid-Cap Value	Lord Abbett Growth Opportunities	Lord Abbett America’s Value	Fidelity Index 500 Portfolio SC2
From Operations
Net investment income (loss)	$(198)	$4,496	$(807)	$(97)	$570	$(2)
Net realized gain (loss) on investments	11,448	1,298	8,478	181	398	0
Net unrealized appreciation (depreciation) of investments during the period	(7,042)	(5,447)	1,315	348	241	17
Net increase (decrease) in net assets resulting from operations	4,208	347	8,986	432	1,209	15
From Variable Annuity Contract Transactions
Contractowners’ net payments	14,565	11,518	14,586	2,043	9,834	620
Contract maintenance fees	(54)	(34)	(37)	(3)	(12)	0
Surrenders	(13,582)	(10,294)	(9,482)	(692)	(1,629)	(8)
Death benefits	(1,690)	(1,370)	(1,047)	(45)	(346)	0
Transfer (to) from other portfolios	18,877	12,529	18,525	1,710	14,455	16
Net increase (decrease) in net assets resulting from variable annuity contract transactions	18,116	12,349	22,545	3,013	22,302	628
Net increase (decrease) in net assets	22,324	12,696	31,531	3,445	23,511	643
Net Assets
Beginning of Year	163,587	107,244	107,931	7,549	21,278	2
End of Year	$185,911	$119,940	$139,462	$10,994	$44,789	$645

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Changes in Net Assets, continued
Year Ended December 31, 2005
(in thousands)

	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2	Total
From Operations
Net investment income (loss)	$(1)	$(4)	$(2)	$(1)	$(1)	$2,712
Net realized gain (loss) on investments	0	2	0	0	1	63,426
Net unrealized appreciation (depreciation) of investments during the period	3	68	42	10	3	30,859
Net increase (decrease) in net assets resulting from operations	2	66	40	9	3	96,997
From Variable Annuity Contract Transactions
Contractowners’ net payments	80	819	449	162	387	153,975
Contract maintenance fees	0	0	0	0	0	(927)
Surrenders	0	(34)	(27)	(1)	(7)	(272,985)
Death benefits	0	0	0	0	0	(31,618)
Transfer (to) from other portfolios	0	156	63	13	48	143,639
Net increase (decrease) in net assets resulting from variable annuity contract transactions	80	941	485	174	428	(7,916)
Net increase (decrease) in net assets	82	1,007	525	183	431	89,081
Net Assets
Beginning of Year	29	60	5	5	38	2,211,477
End of Year	$111	$1,067	$530	$188	$469	$2,300,558

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2006

1.   ORGANIZATION

The Protective Variable Annuity Separate Account (Separate Account) was established by Protective Life Insurance Company (Protective Life) under the provisions of Tennessee law and commenced operations on March 14, 1994. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts.

Protective Life has structured the Separate Account into a unit investment trust form registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

At December 31, 2002, the Separate Account was comprised of six proprietary subaccounts and twenty-six independent subaccounts. The six proprietary subaccounts were the PIC Growth and Income, PIC International Equity, PIC Global Income, PIC Small Cap Value, PIC CORE US Equity, and PIC Capital Growth sub-accounts. Funds are transferred to Protective Investment Company (the Fund) in exchange for shares of the corresponding portfolio of the Fund. The twenty-six independent subaccounts were the Calvert Social Small Cap Growth, Calvert Social Balanced, MFS Emerging Growth, MFS Research, MFS Investors Trust, MFS Total Return, MFS New Discovery, MFS Utilities, MFS Investors Growth Stock, Oppenheimer Aggressive Growth, Oppenheimer Capital Appreciation, Oppenheimer Main Street, Oppenheimer Money Fund, Oppenheimer Strategic Bond, Oppenheimer Global Securities, Oppenheimer High Income, Van Eck Hard Asset, Van Eck Real Estate, Van Kampen Emerging Growth, Van Kampen Enterprise, Van Kampen Comstock, Van Kampen Growth and Income, Van Kampen Aggressive Growth, Lord Abbett Growth and Income, Lord Abbett Bond Debenture, and Lord Abbett Mid-Cap Value.

During the year ended December 31, 2002, the following subaccounts were closed and balances were transferred to other subaccounts in accordance with contract owner instructions: Van Kampen Strategic Stock, Van Kampen Asset Allocation and Goldman Sachs Internet Tollkeeper.

On June 2, 2003, the Separate Account began offering the following twenty-two independent subaccounts with sales beginning on that date: MFS Emerging Growth SC, MFS Research SC, MFS Investors Trust SC, MFS Total Return SC, MFS New Discovery SC, MFS Utilities SC, MFS Investors Growth Stock SC, Oppenheimer Aggressive Growth SC, Oppenheimer Capital Appreciation SC, Oppenheimer Main Street SC, Oppenheimer Strategic Bond SC, Oppenheimer Global Securities SC, Oppenheimer High Income SC, Van Eck UIF Equity & Income II, Van Kampen Government Portfolio II, Van Kampen Emerging Growth II, Van Kampen Enterprise II, Van Kampen Comstock II, Van Kampen Growth & Income II, Lord Abbett Growth Opportunities and Lord Abbett America’s Value.

On December 9, 2003, shareholders of each of the following funds, PIC Growth and Income Fund, PIC International Equity Fund, PIC Small Cap Value Fund, PIC CORE U.S. Equity Fund and the PIC Capital Growth Fund (each a “Fund” and together, the “Funds”), approved an Agreement and Plan of Reorganization on behalf of each Fund and Goldman Sachs Variable Insurance Trust (GSVIT) on behalf of each of its acquiring investment portfolios (each, a “GSVIT Fund” and collectively, the “GSVIT Funds”). The Reorganization Agreement provided for the acquisition of substantially all of the assets, and the assumption of substantially all of the liabilities, of each Fund by its corresponding GSVIT Fund in exchange for shares of the GSVIT Fund, followed by the distribution of those shares to the shareholders of

The Protective Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2006

1.   ORGANIZATION — (Continued)

the Fund and the subsequent liquidation of the Fund. Such assets and liabilities of each of the following Funds were acquired or assumed by the corresponding GSVIT Fund as noted below:

Funds	GSVIT Funds
PIC Growth and Income Fund	Goldman Sachs Growth and Income Fund
PIC International Equity Fund	Goldman Sachs International Equity Fund
PIC Small Cap Value Fund	Goldman Sachs CORE Small Cap Equity Fund
PIC CORE U.S. Equity Fund	Goldman Sachs CORE U.S. Equity Fund
PIC Capital Growth Fund	Goldman Sachs Capital Growth Fund

Also on December 9, 2003, contract owners of the PIC Global Income Fund approved a plan to liquidate the assets of the PIC Global Income Fund and transfer the liquidation proceeds to the Oppenheimer Strategic Bond subaccount.

On December 19, 2003, the Separate Account began offering the Goldman Sachs Mid Cap Value subaccount with sales beginning on that date.

On September 1, 2004, the Separate Account began offering the Fidelity Index 500 SC2, Fidelity Growth SC2, Fidelity Contrafund SC2, Fidelity MidCap SC2, Fidelity Equity Income SC2 and Fidelity Investment Grade Bonds SC2 subaccounts with sales beginning on that date.

There were no changes to subaccounts during 2005.

On May 1, 2006, the Separate Account began offering the Franklin Flex Cap Growth Securities, Franklin Income Securities, Franklin Rising Dividend Securities, Franklin Small-Mid Cap Growth Securities, Templeton Foreign Securities, Templeton Growth Securities and Mutual Shares Securities subaccounts with sales beginning on that date.

Gross premiums from the Contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets. Such amounts are used to provide money to pay contract values under the Contracts (see Note 5). The Separate Account’s assets are the property of Protective Life.

Contract owners may allocate some or all of gross premiums or transfer some or all of the contract value to the Guaranteed Account, which is part of Protective Life’s General Account. The assets of Protective Life’s General Account support its insurance and annuity obligations and are subject to Protective Life’s general liabilities from business operations. The Guaranteed Account balance as of December 31, 2006 was approximately $204.4 million. Transfers to/from other portfolios, included in the statement of changes in net assets, include transfers between the individual subaccounts and between the subaccounts and the Guaranteed Account.

2.   SIGNIFICANT ACCOUNTING POLICIES

Investment Valuation — Investments are made in shares and are valued at the net asset values of the respective portfolios. The net assets of each sub-account of the Separate Account reflect the investment management fees and other operating expenses incurred by the Funds. Transactions with the Funds are recorded on the trade date.

The Protective Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2006

2.   SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Realized Gains and Losses — Realized gains and losses on investments include gains and losses on redemptions of the Funds’ shares (determined on the last-in-first-out (LIFO) basis) and capital gain distributions from the Funds.

Dividend Income and Capital Gain Distributions — Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions are from net investment income and net realized gains recorded in the financial statements of the underlying investment company.

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make various estimates that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes — The results of the operations of the Separate Account are included in the federal income tax return of Protective Life Corporation (parent of Protective Life). Under the provisions of the contracts, Protective Life has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax.

Annuity Payouts — Net assets allocated to contracts in the annuity payout period are computed according to Annuity 2000 Mortality Table. The assumed investment return is 5%. The mortality risk is fully borne by Protective Life and may result in additional amounts being transferred into the variable annuity separate account by Protective Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company. There are currently 15 policies in the annuity payout phase with assets of approximately $1.2 million.

The Protective Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2006

3.   CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the years ended December 31, 2006 and 2005 were as follows (in thousands):

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
Calvert Social Balanced
2006	0	(122)	(122)
2005	10	(164)	(154)
Calvert Social Small Cap Growth
2006	1	(34)	(33)
2005	4	(25)	(21)
Fidelity Index 500 Portfolio SC2
2006	68	(2)	66
2005	57	(1)	56
Fidelity Contrafund Portfolio SC2
2006	818	(4)	814
2005	80	(3)	77
Fidelity Equity Income SC2
2006	128	(3)	125
2005	16	0	16
Fidelity Growth Portfolio SC2
2006	43	(2)	41
2005	7	0	7
Fidelity Investment Grade Bonds SC2
2006	195	(6)	189
2005	42	(2)	40
Fidelity Mid Cap SC2
2006	299	(9)	290
2005	38	(2)	36
Franklin Flex Cap Growth Securities
2006	64	(2)	62
2005	0	0	0
Templeton Foreign Securities
2006	430	(19)	411
2005	0	0	0
Templeton Growth Securities
2006	1,252	(4)	1,248
2005	0	0	0
Franklin Income Securities
2006	1,593	(30)	1,563
2005	0	0	0
Franklin Mutual Shares Securities
2006	1,737	(2)	1,735
2005	0	0	0

The Protective Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2006

3.   CHANGES IN UNITS OUTSTANDING — (Continued)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
Franklin Rising Dividend Securities
2006	326	(2)	324
2005	0	0	0
Franklin Small Mid Cap Growth Securities
2006	92	(1)	91
2005	0	0	0
Lord Abbett America’s Value
2006	882	(152)	730
2005	1,781	(20)	1,761
Lord Abbett Bond Debenture
2006	470	(685)	(215)
2005	1,429	(328)	1,101
Lord Abbett Growth & Income
2006	658	(804)	(146)
2005	1,951	(337)	1,614
Lord Abbett Growth Opportunities
2006	310	(88)	222
2005	347	(88)	259
Lord Abbett Mid-Cap Value
2006	820	(568)	252
2005	1,976	(167)	1,809
MFS Emerging Growth SC
2006	49	(17)	32
2005	24	(4)	20
MFS Investors Trust SC
2006	84	(49)	35
2005	56	(8)	48
MFS Investors Growth Stock SC
2006	51	(83)	(32)
2005	66	(17)	49
MFS New Discovery SC
2006	72	(37)	35
2005	44	(16)	28
MFS Research SC
2006	31	(6)	25
2005	12	(2)	10
MFS Emerging Growth IC
2006	7	(271)	(264)
2005	14	(391)	(377)
MFS Investors Trust IC
2006	88	(785)	(697)
2005	4	(1,066)	(1,062)

The Protective Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2006

3.   CHANGES IN UNITS OUTSTANDING — (Continued)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
MFS Investors Growth Stock IC
2006	20	(340)	(320)
2005	33	(410)	(377)
MFS New Discovery IC
2006	34	(117)	(83)
2005	50	(198)	(148)
MFS Research IC
2006	10	(479)	(469)
2005	2	(664)	(662)
MFS Total Return IC
2006	40	(1,402)	(1,362)
2005	152	(1,054)	(902)
MFS Utility IC
2006	118	(235)	(117)
2005	164	(218)	(54)
MFS Total Return SC
2006	1,004	(115)	889
2005	1,641	(32)	1,609
MFS Utility SC
2006	192	(63)	129
2005	202	(48)	154
Oppenheimer Mid Cap/VA
2006	23	(257)	(234)
2005	38	(311)	(273)
Oppenheimer Mid Cap/VA SC
2006	20	(23)	(3)
2005	43	(4)	39
Oppenheimer Main Street/VA
2006	16	(886)	(870)
2005	19	(1,146)	(1,127)
Oppenheimer Main Street/VA SC
2006	100	(32)	68
2005	119	(15)	104
Oppenheimer Capital Appreciation/VA
2006	7	(637)	(630)
2005	8	(777)	(769)
Oppenheimer Capital Appreciation/VA SC
2006	208	(42)	166
2005	165	(21)	144
Oppenheimer Global Securities/VA
2006	165	(233)	(68)
2005	152	(179)	(27)

The Protective Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2006

3.   CHANGES IN UNITS OUTSTANDING — (Continued)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
Oppenheimer Global Securities/VA SC
2006	889	(68)	821
2005	579	(5)	574
Oppenheimer High Income/VA
2006	59	(239)	(180)
2005	80	(295)	(215)
Oppenheimer High Income/VA SC
2006	158	(115)	43
2005	196	(49)	147
Oppenheimer Strategic Bond/VA
2006	83	(1,062)	(979)
2005	109	(1,235)	(1,126)
Oppenheimer Strategic Bond/VA SC
2006	564	(98)	466
2005	424	(68)	356
Oppenheimer Money Fund/VA
2006	9,924	(7,600)	2,324
2005	9,448	(9,939)	(491)
Goldman Sachs Mid Cap Value Fund
2006	532	(136)	396
2005	1,091	(8)	1,083
Goldman Sachs Capital Growth
2006	156	(665)	(509)
2005	79	(1,028)	(949)
Goldman Sachs Growth & Income
2006	351	(795)	(444)
2005	530	(654)	(124)
Goldman Sachs International Equity
2006	423	(379)	44
2005	373	(678)	(305)
Goldman Sachs Structured US Equity
2006	124	(731)	(607)
2005	75	(957)	(882)
Goldman Sachs Structured Small Cap Equity
2006	109	(487)	(378)
2005	77	(487)	(410)
Van Eck Worldwide Hard Assets Fund
2006	0	(4)	(4)
2005	0	(7)	(7)
Van Eck Worldwide Real Estate Fund
2006	0	(12)	(12)
2005	0	(10)	(10)

The Protective Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2006

3.   CHANGES IN UNITS OUTSTANDING — (Continued)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
Van Kampen Aggressive Growth II
2006	119	(227)	(108)
2005	122	(154)	(32)
Van Kampen Comstock II
2006	1,804	(112)	1,692
2005	3,038	(2)	3,036
Van Kampen Comstock
2006	35	(1,528)	(1,493)
2005	167	(1,097)	(930)
Van Kampen Strategic Growth
2006	32	(1,109)	(1,077)
2005	56	(1,571)	(1,515)
Van Kampen Strategic Growth II
2006	131	(125)	6
2005	190	(94)	96
Van Kampen UIF Equity & Income II
2006	1,445	(160)	1,285
2005	2,300	(7)	2,293
Van Kampen Enterprise II
2006	112	(111)	1
2005	224	(89)	135
Van Kampen Enterprise
2006	40	(995)	(955)
2005	26	(1,469)	(1,443)
Van Kampen Growth & Income
2006	19	(1,682)	(1,663)
2005	90	(1,554)	(1,464)
Van Kampen Growth & Income II
2006	985	(75)	910
2005	1,226	(25)	1,201
Van Kampen Government II
2006	549	(87)	462
2005	717	(236)	481

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2006

4.   INVESTMENTS

At December 31, 2006, the investments by the respective subaccounts were as follows (in thousands, except share data):

	2006
	Shares	Cost	Market Value
Goldman Sachs Growth & Income	14,274,302	$132,612	$198,556
Goldman Sachs International Equity	6,830,493	73,022	98,974
Goldman Sachs Structured US Equity	8,735,832	82,033	128,155
Goldman Sachs Structured Small Cap Equity	6,477,380	81,030	93,533
Goldman Sachs Capital Growth	7,636,401	65,030	88,430
Goldman Sachs Mid Cap Value Fund	1,988,513	31,472	31,995
Calvert Social Small Cap Growth	73,663	980	1,133
Calvert Social Balanced	2,649,158	5,581	5,378
MFS Emerging Growth IC	604,323	12,857	12,473
MFS Research IC	1,233,227	22,175	22,247
MFS Investors Trust IC	1,502,327	28,143	32,585
MFS Total Return IC	5,036,716	89,277	110,254
MFS New Discovery IC	414,325	6,416	7,218
MFS Utility IC	537,979	11,982	15,747
MFS Investors Growth Stock IC	820,260	10,467	8,736
MFS Emerging Growth SC	47,995	846	977
MFS Research SC	42,012	645	754
MFS Investors Trust SC	119,861	2,079	2,585
MFS Total Return SC	2,760,035	55,340	59,810
MFS New Discovery SC	93,302	1,418	1,600
MFS Utility SC	236,794	5,337	6,869
MFS Investors Growth Stock SC	169,285	1,524	1,766
Oppenheimer Money Fund/VA	18,568,345	18,568	18,568
Oppenheimer Mid Cap/VA	201,839	11,189	10,263
Oppenheimer Capital Appreciation/VA	917,857	35,179	38,027
Oppenheimer Main Street/VA	1,799,019	37,648	44,580
Oppenheimer Strategic Bond/VA	11,254,705	54,394	59,200
Oppenheimer Global Securities/VA	1,016,618	29,099	37,401
Oppenheimer High Income/VA	1,419,459	12,126	12,136
Oppenheimer Mid Cap/VA SC	15,204	672	763
Oppenheimer Capital Appreciation/VA SC	183,958	6,578	7,559
Oppenheimer Main Street/VA SC	222,180	4,432	5,461
Oppenheimer Strategic Bond/VA SC	3,145,079	16,053	16,795
Oppenheimer Global Securities/VA SC	796,238	24,659	29,055
Oppenheimer High Income/VA SC	665,702	5,531	5,658
Van Eck Worldwide Hard Assets Fund	19,427	214	635
Van Eck Worldwide Real Estate Fund	45,713	474	861

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2006

4.   INVESTMENTS — (Continued)

	2006
	Shares	Cost	Market Value
Van Kampen Strategic Growth	720,627	28,729	20,761
Van Kampen Enterprise	1,407,121	25,991	21,909
Van Kampen Comstock	10,561,240	113,693	155,778
Van Kampen Growth & Income	7,136,036	109,960	156,993
Van Kampen Aggressive Growth II	683,780	3,470	3,583
Van Kampen UIF Equity & Income II	6,697,025	84,618	99,719
Van Kampen Government II	1,940,444	18,055	18,046
Van Kampen Strategic Growth II	209,555	5,143	5,981
Van Kampen Enterprise II	427,681	5,596	6,655
Van Kampen Comstock II	8,532,467	109,463	125,427
Van Kampen Growth & Income II	2,964,053	54,625	65,091
Lord Abbett Growth & Income	7,276,859	168,213	213,503
Lord Abbett Bond Debenture	10,629,304	122,605	125,851
Lord Abbett Mid-Cap Value	7,261,731	127,709	158,160
Lord Abbett Growth Opportunities	1,004,832	12,825	14,741
Lord Abbett America’s Value	4,009,792	54,376	61,270
Fidelity Index 500 Portfolio SC2	9,806	1,395	1,568
Fidelity Growth Portfolio SC2	16,107	549	571
Fidelity Contrafund Portfolio SC2	335,039	10,515	10,423
Fidelity Mid Cap SC2	120,047	3,897	4,112
Fidelity Equity Income SC2	68,839	1,772	1,781
Fidelity Investment Grade Bonds SC2	198,493	2,462	2,493
Franklin Flex Cap Growth Securities	55,929	600	623
Franklin Income Securities	1,019,230	16,826	17,694
Franklin Rising Dividend Securities	173,639	3,403	3,568
Franklin Small-Mid Cap Growth Securities	40,940	864	906
Franklin Mutual Shares Securities	942,377	18,170	19,290
Templeton Foreign Securities	248,240	4,295	4,647
Templeton Growth Securities	899,002	13,298	14,321
	178,145,761	$2,100,199	$2,552,202

The Protective Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2006

4.   INVESTMENTS — (Continued)

During the year ended December 31, 2006, transactions in shares were as follows (in thousands, except share data):

	Goldman Sachs Growth & Income	Goldman Sachs International Equity	Goldman Sachs Structured US Equity	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Capital Growth
Shares Purchased	184,174	358,009	45,860	87,758	56,522
Shares received from reinvestment of dividends	750,112	104,136	90,378	499,159	9,364
Total Shares Acquired	934,286	462,145	136,238	586,917	65,886
Shares Redeemed	(1,760,786)	(670,486)	(1,826,411)	(1,165,854)	(1,531,130)
Net increase (decrease) in shares owned	(826,500)	(208,341)	(1,690,173)	(578,937)	(1,465,244)
Shares Owned, Beginning of Period	15,100,802	7,038,834	10,426,005	7,056,317	9,101,645
Shares Owned, End of Period	14,274,302	6,830,493	8,735,832	6,477,380	7,636,401
Cost of Shares Acquired	$26,157	$14,952	$8,845	$14,179	$6,591
Cost of Shares Redeemed	$27,123	$15,714	$23,498	$20,966	$19,389

	Goldman Sachs Mid Cap Value Fund	Calvert Social Small Cap Growth	Calvert Social Balanced	MFS Emerging Growth IC	MFS Research IC
Shares Purchased	464,222	883	2,593	4,499	7,282
Shares received from reinvestment of dividends	216,018	0	104,774	0	7,433
Total Shares Acquired	680,240	883	107,367	4,499	14,715
Shares Redeemed	(129,729)	(32,510)	(908,995)	(192,467)	(395,445)
Net increase (decrease) in shares owned	550,511	(31,627)	(801,628)	(187,968)	(380,730)
Shares Owned, Beginning of Period	1,438,002	105,290	3,450,786	792,291	1,613,957
Shares Owned, End of Period	1,988,513	73,663	2,649,158	604,323	1,233,227
Cost of Shares Acquired	$12,820	$18	$226	$196	$371
Cost of Shares Redeemed	$3,872	$385	$1,870	$4,215	$7,051

The Protective Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2006

4.   INVESTMENTS — (Continued)

	MFS Investors Trust IC	MFS Total Return IC	MFS New Discovery IC	MFS Utility IC	MFS Investors Growth Stock IC
Shares Purchased	56,700	27,367	36,236	81,639	11,680
Shares received from reinvestment of dividends	8,983	321,873	8,090	35,585	0
Total Shares Acquired	65,683	349,240	44,326	117,224	11,680
Shares Redeemed	(532,059)	(1,203,167)	(137,753)	(171,693)	(225,709)
Net increase (decrease) in shares owned	(466,376)	(853,927)	(93,427)	(54,469)	(214,029)
Shares Owned, Beginning of Period	1,968,703	5,890,643	507,752	592,448	1,034,289
Shares Owned, End of Period	1,502,327	5,036,716	414,325	537,979	820,260
Cost of Shares Acquired	$1,519	$9,182	$872	$3,451	$245
Cost of Shares Redeemed	$10,398	$24,697	$2,527	$4,453	$2,479

	MFS Emerging Growth SC	MFS Research SC	MFS Investors Trust SC	MFS Total Return SC	MFS New Discovery SC
Shares Purchased	28,075	22,419	48,536	587,291	57,107
Shares received from reinvestment of dividends	0	97	291	130,412	1,336
Total Shares Acquired	28,075	22,516	48,827	717,703	58,443
Shares Redeemed	(9,538)	(4,996)	(28,767)	(86,692)	(34,218)
Net increase (decrease) in shares owned	18,537	17,520	20,060	631,011	24,225
Shares Owned, Beginning of Period	29,458	24,492	99,801	2,129,024	69,077
Shares Owned, End of Period	47,995	42,012	119,861	2,760,035	93,302
Cost of Shares Acquired	$582	$395	$1,046	$18,597	$1,056
Cost of Shares Redeemed	$218	$93	$632	$5,682	$594

The Protective Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2006

4.   INVESTMENTS — (Continued)

	MFS Utility SC	MFS Investors Growth Stock SC	Oppenheimer Money Fund/VA	Oppenheimer Mid Cap/VA	Oppenheimer Capital Appr/VA
Shares Purchased	123,939	44,003	16,912,646	6,295	1,487
Shares received from reinvestment of dividends	10,662	0	672,002	0	4,162
Total Shares Acquired	134,601	44,003	17,584,648	6,295	5,649
Shares Redeemed	(42,527)	(54,934)	(10,346,445)	(79,186)	(272,822)
Net increase (decrease) in shares owned	92,074	(10,931)	7,238,203	(72,891)	(267,173)
Shares Owned, Beginning of Period	144,720	180,216	11,330,142	274,730	1,185,030
Shares Owned, End of Period	236,794	169,285	18,568,345	201,839	917,857
Cost of Shares Acquired	$3,690	$537	$20,070	$454	$791
Cost of Shares Redeemed	$1,358	$570	$12,832	$4,428	$10,775

	Oppenheimer Main Street/VA	Oppenheimer Strategic Bond/VA	Oppenheimer Global Securities/VA	Oppenheimer High Income/VA	Oppenheimer Mid Cap/VA SC
Shares Purchased	8,574	235,966	102,876	91,777	5,003
Shares received from reinvestment of dividends	25,313	576,298	69,888	124,555	0
Total Shares Acquired	33,887	812,264	172,764	216,332	5,003
Shares Redeemed	(551,610)	(3,331,501)	(170,309)	(405,104)	(5,598)
Net increase (decrease) in shares owned	(517,723)	(2,519,237)	2,455	(188,772)	(595)
Shares Owned, Beginning of Period	2,316,742	13,773,942	1,014,163	1,608,231	15,799
Shares Owned, End of Period	1,799,019	11,254,705	1,016,618	1,419,459	15,204
Cost of Shares Acquired	$1,129	$5,515	$7,819	$2,113	$259
Cost of Shares Redeemed	$11,637	$18,142	$7,501	$3,709	$282

The Protective Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2006

4.   INVESTMENTS — (Continued)

	Oppenheimer Capital Appr/VA SC	Oppenheimer Main Street/VA SC	Oppenheimer Strategic Bond/VA SC	Oppenheimer Global Securities/VA SC	Oppenheimer High Income/VA SC
Shares Purchased	60,048	50,328	1,385,931	407,592	224,860
Shares received from reinvestment of dividends	263	1,879	87,708	31,057	47,900
Total Shares Acquired	60,311	52,207	1,473,639	438,649	272,760
Shares Redeemed	(13,677)	(18,545)	(257,989)	(35,190)	(175,566)
Net increase (decrease) in shares owned	46,634	33,662	1,215,650	403,459	97,194
Shares Owned, Beginning of Period	137,324	188,518	1,929,429	392,779	568,508
Shares Owned, End of Period	183,958	222,180	3,145,079	796,238	665,702
Cost of Shares Acquired	$2,698	$1,377	$8,568	$16,045	$2,540
Cost of Shares Redeemed	$881	$583	$2,333	$2,581	$1,744

	Van Eck Worldwide Hard Assets Fund	Van Eck Worldwide Real Estate Fund	Van Kampen Strategic Growth	Van Kampen Enterprise	Van Kampen Comstock
Shares Purchased	4	159	4,747	14,733	37,535
Shares received from reinvestment of dividends	1,257	20,816	0	6,974	887,098
Total Shares Acquired	1,261	20,975	4,747	21,707	924,633
Shares Redeemed	(4,483)	(22,296)	(193,207)	(413,834)	(1,959,707)
Net increase (decrease) in shares owned	(3,222)	(1,321)	(188,460)	(392,127)	(1,035,074)
Shares Owned, Beginning of Period	22,649	47,034	909,087	1,799,248	11,596,314
Shares Owned, End of Period	19,427	45,713	720,627	1,407,121	10,561,240
Cost of Shares Acquired	$39	$323	$461	$586	$14,344
Cost of Shares Redeemed	$75	$312	$7,667	$6,827	$25,898

The Protective Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2006

4.   INVESTMENTS — (Continued)

	Van Kampen Growth & Income	Van Kampen Aggressive Growth II	Van Kampen UIF Equity & Income II	Van Kampen Government II	Van Kampen Strategic Growth II
Shares Purchased	8,997	194,495	1,295,951	622,147	31,257
Shares received from reinvestment of dividends	623,363	54,707	209,112	62,775	0
Total Shares Acquired	632,360	249,202	1,505,063	684,922	31,257
Shares Redeemed	(1,270,153)	(253,915)	(166,469)	(101,252)	(25,165)
Net increase (decrease) in shares owned	(637,793)	(4,713)	1,338,594	583,670	6,092
Shares Owned, Beginning of Period	7,773,829	688,493	5,358,431	1,356,774	203,463
Shares Owned, End of Period	7,136,036	683,780	6,697,025	1,940,444	209,555
Cost of Shares Acquired	$14,791	$1,597	$27,778	$7,827	$1,162
Cost of Shares Redeemed	$24,359	$1,442	$8,792	$2,488	$929

	Van Kampen Enterprise II	Van Kampen Comstock II	Van Kampen Growth and Income II	Lord Abbett Growth & Income	Lord Abbett Bond Debenture
Shares Purchased	67,397	1,780,914	636,406	257,605	409,625
Shares received from reinvestment of dividends	765	521,828	187,112	317,374	612,297
Total Shares Acquired	68,162	2,302,742	823,518	574,979	1,021,922
Shares Redeemed	(52,375)	(127,970)	(54,600)	(404,822)	(831,304)
Net increase (decrease) in shares owned	15,787	2,174,772	768,918	170,157	190,618
Shares Owned, Beginning of Period	411,894	6,357,695	2,195,135	7,106,702	10,438,686
Shares Owned, End of Period	427,681	8,532,467	2,964,053	7,276,859	10,629,304
Cost of Shares Acquired	$1,231	$36,537	$19,415	$30,578	$21,618
Cost of Shares Redeemed	$939	$7,117	$3,934	$23,129	$19,052

The Protective Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2006

4.   INVESTMENTS — (Continued)

	Lord Abbett Mid-Cap Value	Lord Abbett Growth Opportunities	Lord Abbett America’s Value	Fidelity Index 500 Portfolio SC2	Fidelity Growth Portfolio SC2
Shares Purchased	464,313	276,680	772,851	5,360	13,319
Shares received from reinvestment of dividends	580,030	9,708	170,083	75	7
Total Shares Acquired	1,044,343	286,388	942,934	5,435	13,326
Shares Redeemed	(395,339)	(82,268)	(148,441)	(211)	(551)
Net increase (decrease) in shares owned	649,004	204,120	794,493	5,224	12,775
Shares Owned, Beginning of Period	6,612,727	800,712	3,215,299	4,582	3,332
Shares Owned, End of Period	7,261,731	1,004,832	4,009,792	9,806	16,107
Cost of Shares Acquired	$35,084	$5,268	$18,097	$800	$462
Cost of Shares Redeemed	$19,277	$2,267	$6,368	$33	$19

	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2	Franklin Flex Cap Growth Securities
Shares Purchased	276,380	105,523	56,899	165,130	57,356
Shares received from reinvestment of dividends	25,876	2,468	5,945	1,635	1
Total Shares Acquired	302,256	107,991	62,844	166,765	57,357
Shares Redeemed	(1,997)	(3,235)	(1,464)	(5,584)	(1,428)
Net increase (decrease) in shares owned	300,259	104,756	61,380	161,181	55,929
Shares Owned, Beginning of Period	34,780	15,291	7,459	37,312	0
Shares Owned, End of Period	335,039	120,047	68,839	198,493	55,929
Cost of Shares Acquired	$9,916	$3,666	$1,661	$2,123	$620
Cost of Shares Redeemed	$396	$256	$68	$127	$20

	Franklin Income Securities	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities	Franklin Mutual Shares Securities	Templeton Foreign Securities	Templeton Growth Securities	Total
Shares Purchased	1,036,480	174,181	41,488	939,987	259,339	899,066	32,736,501
Shares received from reinvestment of dividends	2,550	256	0	3,187	371	2,903	8,250,301
Total Shares Acquired	1,039,030	174,437	41,488	943,174	259,710	901,969	40,986,802
Shares Redeemed	(19,800)	(798)	(548)	(797)	(11,470)	(2,967)	(33,367,858)
Net increase (decrease) in shares owned	1,019,230	173,639	40,940	942,377	248,240	899,002	7,618,944
Shares Owned, Beginning of Period	0	0	0	0	0	0	170,526,817
Shares Owned, End of Period	1,019,230	173,639	40,940	942,377	248,240	899,002	178,145,761
Cost of Shares Acquired	$17,480	$3,476	$880	$18,573	$4,683	$13,716	$509,697
Cost of Shares Redeemed	$654	$73	$16	$403	$388	$419	$418,956

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2006

5.   FINANCIAL HIGHLIGHTS

	As of December 31, 2006				For the Year Ended December 31, 2006
		Unit	Unit
		Fair	Fair	Net	Investment	Expense	Expense	Total	Total
	Units	Value	Value	Assets	Income	Ratio	Ratio	Return	Return
	(000)	Lowest	Highest	(000)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Growth & Income	9,401	$13.65	$26.60	$198,556	1.64%	0.70%	1.80%	13.88%	21.90%
Goldman Sachs International Equity	5,073	$13.13	$22.30	$98,974	1.64%	0.70%	1.80%	6.98%	21.37%
Goldman Sachs Structured US Equity	4,999	$11.65	$31.13	$128,155	1.01%	0.70%	1.80%	6.99%	12.22%
Goldman Sachs Struct Small Cap Equity	3,301	$13.26	$32.23	$93,533	0.62%	0.70%	1.80%	-0.53%	11.60%
Goldman Sachs Capital Growth	4,898	$10.07	$23.12	$88,430	0.12%	0.70%	1.80%	3.41%	7.91%
Goldman Sachs Mid Cap Value Fund	1,977	$15.70	$16.65	$31,995	1.02%	0.70%	1.80%	14.08%	15.47%
Calvert Social Small Cap Growth	81	$13.61	$14.69	$1,133	0.00%	0.70%	1.80%	-1.02%	0.08%
Calvert Social Balanced	363	$11.95	$15.21	$5,378	1.99%	0.70%	1.80%	6.82%	8.01%
MFS Emerging Growth IC	874	$9.00	$14.72	$12,473	0.00%	0.70%	1.80%	5.96%	7.14%
MFS Research IC	1,586	$10.72	$14.43	$22,247	0.53%	0.70%	1.80%	8.50%	9.71%
MFS Investors Trust IC	2,354	$10.75	$14.49	$32,585	0.52%	0.70%	1.80%	10.97%	12.21%
MFS Total Return IC	6,217	$15.36	$18.80	$110,254	2.41%	0.70%	1.80%	9.89%	11.11%
MFS New Discovery IC	370	$15.27	$20.23	$7,218	0.00%	0.70%	1.80%	11.19%	12.43%
MFS Utility IC	753	$19.30	$21.40	$15,747	2.04%	0.70%	1.80%	28.91%	30.35%
MFS Investors Growth Stock IC	1,316	$6.46	$6.94	$8,736	0.00%	0.70%	1.80%	5.65%	6.83%
MFS Emerging Growth SC	86	$8.92	$14.58	$977	0.00%	0.70%	1.80%	0.87%	6.97%
MFS Research SC	58	$10.62	$14.30	$754	0.30%	0.70%	1.80%	5.35%	9.54%
MFS Investors Trust SC	204	$10.66	$14.37	$2,585	0.25%	0.70%	1.80%	7.30%	12.02%
MFS Total Return SC	4,091	$12.43	$18.62	$59,810	2.05%	0.70%	1.80%	7.69%	10.69%
MFS New Discovery SC	106	$12.24	$20.05	$1,600	0.00%	0.70%	1.80%	1.37%	12.26%
MFS Utility SC	353	$19.02	$21.20	$6,869	1.63%	0.70%	1.80%	22.72%	30.18%
MFS Investors Growth Stock SC	230	$6.40	$12.22	$1,766	0.00%	0.70%	1.80%	3.51%	6.66%
Oppenheimer Money Fund/VA	11,077	$1.15	$10.68	$18,568	4.52%	0.70%	1.80%	2.82%	4.10%
Oppenheimer Mid Cap/VA	681	$10.39	$15.44	$10,263	0.00%	0.70%	1.80%	1.11%	2.24%
Oppenheimer Capital Appreciation/VA	2,320	$11.94	$17.78	$38,027	0.39%	0.70%	1.80%	6.01%	7.20%
Oppenheimer Main Street/VA	3,090	$11.35	$15.10	$44,580	1.20%	0.70%	1.80%	12.96%	14.22%
Oppenheimer Strategic Bond/VA	3,755	$15.34	$16.07	$59,200	4.50%	0.70%	1.80%	5.56%	6.74%
Oppenheimer Global Securities/VA	1,495	$20.82	$26.59	$37,401	1.02%	0.70%	1.80%	15.58%	16.87%
Oppenheimer High Income/VA	862	$13.56	$14.34	$12,136	7.71%	0.70%	1.80%	7.46%	8.66%
Oppenheimer Mid Cap/VA SC	59	$10.29	$15.30	$763	0.00%	0.70%	1.80%	-3.15%	2.09%
Oppenheimer Capital Apprec/VA SC	587	$11.84	$17.63	$7,559	0.16%	0.70%	1.80%	2.63%	7.04%
Oppenheimer Main Street/VA SC	406	$11.26	$14.98	$5,461	0.87%	0.70%	1.80%	7.87%	14.07%
Oppenheimer Strategic Bond/VA SC	1,219	$11.46	$15.91	$16,795	3.40%	0.70%	1.80%	4.42%	6.59%
Oppenheimer Global Securities/VA SC	1,628	$15.42	$26.39	$29,055	0.65%	0.70%	1.80%	6.76%	16.66%
Oppenheimer High Income/VA SC	434	$11.66	$14.20	$5,658	7.10%	0.70%	1.80%	5.49%	8.57%
Van Eck Worldwide Hard Assets Fund	19	$31.51	$34.17	$635	0.07%	0.70%	1.80%	22.26%	23.62%
Van Eck Worldwide Real Estate Fund	28	$30.29	$31.85	$861	1.65%	0.70%	1.80%	28.57%	30.00%
Van Kampen Strategic Growth	4,381	$4.57	$4.92	$20,761	0.00%	0.70%	1.80%	1.01%	2.14%
Van Kampen Enterprise	3,565	$5.93	$6.38	$21,909	0.45%	0.70%	1.80%	5.16%	6.33%
Van Kampen Comstock	8,733	$17.19	$18.49	$155,778	1.48%	0.70%	1.80%	14.20%	15.47%
Van Kampen Growth & Income	10,080	$15.02	$16.15	$156,993	1.19%	0.70%	1.80%	14.15%	15.42%
Van Kampen Aggressive Growth II	569	$5.29	$13.30	$3,583	0.00%	0.70%	1.80%	-5.34%	4.30%
Van Kampen UIF Equity & Income II	6,960	$13.16	$15.00	$99,719	1.15%	0.70%	1.80%	7.95%	11.90%
Van Kampen Government II	1,686	$10.35	$11.01	$18,046	3.81%	0.70%	1.80%	1.26%	4.13%
Van Kampen Strategic Growth II	1,049	$4.53	$11.92	$5,981	0.00%	0.70%	1.80%	-3.51%	2.01%
Van Kampen Enterprise II	908	$5.87	$12.25	$6,655	0.18%	0.70%	1.80%	1.89%	6.13%
Van Kampen Comstock II	7,811	$13.67	$18.33	$125,427	1.16%	0.70%	1.80%	10.18%	15.35%
Van Kampen Growth & Income II	4,290	$14.23	$16.00	$65,091	0.88%	0.70%	1.80%	9.62%	15.28%
Lord Abbett Growth & Income	15,459	$13.40	$14.15	$213,503	1.27%	0.70%	1.80%	7.86%	16.57%
Lord Abbett Bond Debenture	9,316	$11.45	$14.21	$125,851	5.93%	0.70%	1.80%	5.51%	8.67%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2006

5.   FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2006				For the Year Ended December 31, 2006
		Unit	Unit
		Fair	Fair	Net	Investment	Expense	Expense	Total	Total
	Units	Value	Value	Assets	Income	Ratio	Ratio	Return	Return
	(000)	Lowest	Highest	(000)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Lord Abbett Mid-Cap Value	10,549	$14.27	$15.45	$158,160	0.52%	0.70%	1.80%	7.63%	11.56%
Lord Abbett Growth Opportunities	1,084	$12.23	$14.32	$14,741	0.00%	0.70%	1.80%	-1.70%	7.25%
Lord Abbett America’s Value	4,088	$13.41	$16.14	$61,270	2.68%	0.70%	1.80%	9.24%	13.87%
Fidelity Index 500 Portfolio SC2	122	$11.00	$13.33	$1,568	1.00%	0.70%	1.80%	8.66%	14.23%
Fidelity Growth Portfolio SC2	51	$10.15	$11.97	$571	0.08%	0.70%	1.80%	1.07%	5.46%
Fidelity Contrafund Portfolio SC2	896	$10.47	$14.76	$10,423	1.54%	0.70%	1.80%	2.74%	10.27%
Fidelity Mid Cap SC2	326	$10.14	$16.38	$4,112	0.06%	0.70%	1.80%	-1.78%	11.23%
Fidelity Equity Income SC2	141	$11.33	$14.31	$1,781	3.60%	0.70%	1.80%	10.19%	18.67%
Fidelity Investment Grade Bonds SC2	233	$10.40	$10.93	$2,493	1.85%	0.70%	1.80%	2.58%	4.69%
Franklin Flex Cap Growth Securities	62	$9.95	$10.03	$623	0.00%	0.70%	1.80%	0.17%	0.88	%(a)
Franklin Income Securities	1,563	$11.26	$11.34	$17,694	0.56%	0.70%	1.80%	10.93%	11.72	%(a)
Franklin Rising Dividend Securities	324	$10.94	$11.03	$3,568	0.25%	0.70%	1.80%	7.52%	8.28	%(a)
Franklin Small-Mid Cap Growth Sec	91	$9.91	$9.99	$906	0.00%	0.70%	1.80%	-0.38%	0.33	%(a)
Franklin Mutual Shares Securities	1,735	$11.05	$11.14	$19,290	0.24%	0.70%	1.80%	9.04%	9.81	%(a)
Templeton Foreign Securities	411	$11.24	$11.32	$4,647	0.33%	0.70%	1.80%	8.32%	9.09	%(a)
Templeton Growth Securities	1,248	$11.41	$11.50	$14,321	0.21%	0.70%	1.80%	10.40%	11.18	%(a)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a) Start date May 1, 2006

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2006

5.   FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2005				For the Year Ended December 31, 2005
	Units (000)	Unit Fair Value Lowest	Unit Fair Value Highest	Net Assets (000)	Investment Income Ratio*	Expense Ratio Lowest**	Expense Ratio Highest**	Total Return Lowest***	Total Return Highest***
Goldman Sachs Growth & Income	9,845	$11.25	$21.96	$180,757	1.62%	0.70%	1.80%	2.75%	4.00%
Goldman Sachs International Equity	5,029	$10.87	$18.49	$84,818	0.31%	0.70%	1.80%	6.28%	7.57%
Goldman Sachs CORE U.S. Equity	5,606	$10.43	$27.93	$136,893	0.73%	0.70%	1.80%	1.40%	2.63%
Goldman Sachs CORE Small Cap Equity	3,679	$12.02	$29.07	$98,294	0.23%	0.70%	1.80%	-0.51%	0.70%
Goldman Sachs Capital Growth	5,407	$9.38	$21.56	$97,206	0.14%	0.70%	1.80%	1.92%	3.16%
Goldman Sachs Mid Cap Value Fund	1,581	$13.66	$14.44	$22,332	0.85%	0.70%	1.80%	7.23%	8.43%
Calvert Social Small Cap Growth	114	$13.75	$14.68	$1,607	0.00%	0.70%	1.80%	-10.79%	-9.80%
Calvert Social Balanced	485	$11.11	$14.16	$6,705	1.64%	0.70%	1.80%	3.76%	4.91%
MFS Emerging Growth	1,138	$8.44	$13.81	$15,157	0.00%	0.70%	1.80%	3.36%	4.51%
MFS Research	2,055	$9.81	$13.23	$26,485	0.49%	0.70%	1.80%	10.31%	11.54%
MFS Investors Trust	3,051	$9.62	$12.99	$37,976	0.58%	0.70%	1.80%	0.98%	2.10%
MFS Total Return	7,579	$13.88	$17.01	$121,877	2.05%	0.70%	1.80%	3.22%	4.37%
MFS New Discovery	453	$13.64	$18.10	$7,946	0.00%	0.70%	1.80%	14.75%	16.02%
MFS Utility	870	$14.87	$16.51	$14,065	0.59%	0.70%	1.80%	12.26%	13.51%
MFS Investors Growth Stock	1,636	$6.11	$6.50	$10,239	0.36%	0.70%	1.80%	5.87%	7.05%
MFS Emerging Growth SC	54	$8.38	$13.72	$557	0.00%	0.70%	1.80%	3.15%	4.40%
MFS Research SC	33	$9.74	$13.14	$400	0.28%	0.70%	1.80%	9.98%	11.32%
MFS Investors Trust SC	169	$9.56	$12.91	$1,915	0.29%	0.70%	1.80%	0.76%	1.98%
MFS Total Return SC	3,202	$11.25	$16.90	$43,645	1.61%	0.70%	1.80%	2.98%	4.24%
MFS New Discovery SC	71	$11.02	$17.98	$1,067	0.00%	0.70%	1.80%	14.48%	15.87%
MFS Utility SC	224	$14.68	$16.39	$3,410	0.33%	0.70%	1.80%	12.02%	13.38%
MFS Investors Growth Stock SC	262	$6.07	$11.50	$1,752	0.14%	0.70%	1.80%	5.64%	6.93%
Oppenheimer Money Fund	8,753	$1.11	$10.26	$11,330	2.79%	0.70%	1.80%	2.50%	3.64%
Oppenheimer Aggresive Growth	915	$10.20	$15.19	$13,569	0.00%	0.70%	1.80%	0.48%	1.60%
Oppenheimer Capital Appreciation	2,950	$11.19	$16.68	$45,647	0.98%	0.70%	1.80%	4.08%	5.24%
Oppenheimer Main Street Growth & Income	3,960	$9.97	$13.29	$50,482	1.43%	0.70%	1.80%	18.84%	20.16%
Oppenheimer Strategic Bond	4,734	$14.53	$15.05	$70,385	4.76%	0.70%	1.80%	2.24%	3.49%
Oppenheimer Global Securities	1,563	$17.89	$22.88	$33,853	1.03%	0.70%	1.80%	0.99%	2.21%
Oppenheimer High Income	1,042	$12.53	$13.27	$13,573	6.51%	0.70%	1.80%	0.64%	1.87%
Oppenheimer Aggresive Growth SC	62	$10.13	$15.09	$772	0.00%	0.70%	1.80%	0.18%	1.40%
Oppenheimer Capital Appreciation SC	421	$11.12	$16.58	$5,250	0.65%	0.70%	1.80%	3.85%	5.11%
Oppenheimer Main Street Growth & Income SC	338	$9.92	$13.22	$4,078	1.04%	0.70%	1.80%	9.12%	10.45%
Oppenheimer Strategic Bond SC	753	$10.87	$14.94	$10,014	3.59%	0.70%	1.80%	6.00%	7.18%
Oppenheimer Global Securities SC	807	$13.28	$22.76	$13,025	0.55%	0.70%	1.80%	0.83%	1.95%
Oppenheimer High Income SC	391	$10.86	$13.17	$4,770	5.07%	0.70%	1.80%	48.96%	50.61%
Van Eck Worldwide Hard Assets Fund	23	$25.59	$27.79	$628	0.36%	0.70%	1.80%	5.71%	6.99%
Van Eck Worldwide Real Estate Fund	40	$23.40	$24.64	$977	2.24%	0.70%	1.80%	6.21%	7.40%
Van Kampen Emerging Growth	5,458	$4.53	$4.82	$25,464	0.28%	0.70%	1.80%	7.75%	9.06%
Van Kampen Enterprise	4,520	$5.64	$6.00	$26,269	0.78%	0.70%	1.80%	2.07%	3.31%
Van Kampen Comstock	10,226	$15.05	$16.01	$158,754	1.22%	0.70%	1.80%	1.42%	2.66%
Van Kampen Growth & Income	11,743	$13.16	$13.99	$159,286	1.13%	0.70%	1.80%	4.17%	5.43%
Van Kampen Aggressive Growth II	677	$5.13	$12.81	$3,718	0.00%	0.70%	1.80%	5.94%	7.23%
Van Kampen UIF Equity & Income II	5,675	$11.81	$13.42	$73,357	0.66%	0.70%	1.80%	10.80%	12.15%
Van Kampen Government Portfolio II	1,224	$10.22	$10.75	$12,781	2.96%	0.70%	1.80%	4.60%	5.87%
Van Kampen Emerging Growth II	1,043	$4.50	$11.69	$5,658	0.01%	0.70%	1.80%	5.46%	6.74%
Van Kampen Enterprise II	907	$5.60	$11.54	$6,014	0.44%	0.70%	1.80%	11.67%	13.02%
Van Kampen Comstock II	6,119	$11.90	$15.90	$86,783	0.76%	0.70%	1.80%	8.02%	9.22%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2006

5.   FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2005				For the Year Ended December 31, 2005
	Units (000)	Unit Fair Value Lowest	Unit Fair Value Highest	Net Assets (000)	Investment Income Ratio*	Expense Ratio Lowest**	Expense Ratio Highest**	Total Return Lowest***	Total Return Highest***
Van Kampen Growth and Income II	3,380	$12.40	$13.89	$44,912	0.73%	0.70%	1.80%	1.10%	2.33%
Lord Abbett Growth & Income	15,605	$11.54	$12.15	$185,911	1.02%	0.70%	1.80%	2.36%	3.60%
Lord Abbett Bond Debenture	9,531	$10.66	$13.09	$119,940	5.04%	0.70%	1.80%	2.62%	3.76%
Lord Abbett Mid-Cap Value	10,297	$12.85	$13.86	$139,462	0.48%	0.70%	1.80%	5.11%	6.38%
Lord Abbett Growth Opportunities	862	$11.53	$13.37	$10,994	0.00%	0.70%	1.80%	5.39%	6.56%
Lord Abbett America’s Value	3,358	$11.83	$14.19	$44,789	2.72%	0.70%	1.80%	6.97%	8.27%
Fidelity Index 500 Portfolio SC2	56	$11.33	$11.72	$645	0.03%	0.70%	1.80%	2.99%	3.46%
Fidelity Growth Portfolio SC2	10	$10.95	$11.37	$111	0.16%	0.70%	1.80%	3.93%	4.40%
Fidelity Contrafund Portfolio SC2	82	$13.04	$13.44	$1,067	0.03%	0.70%	1.80%	14.90%	15.43%
Fidelity Mid Cap SC2	36	$14.10	$14.72	$530	0.00%	0.70%	1.80%	16.25%	16.78%
Fidelity Equity Income SC2	16	$11.42	$12.12	$188	0.12%	0.70%	1.80%	3.99%	4.47%
Fidelity Investment Grade Bonds SC2	44	$10.21	$10.61	$469	0.68%	0.70%	1.80%	0.37%	0.83%

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2006

5.   FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2004				For the Year Ended December 31, 2004
		Unit	Unit
		Fair	Fair	Net	Investment	Expense	Expense	Total	Total
	Units	Value	Value	Assets	Income	Ratio	Ratio	Return	Return
	(000)	Lowest	Highest	(000)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Growth & Income	9,969	$10.95	$21.40	$191,044	1.52%	0.70%	1.80%	10.95%	17.97%
Goldman Sachs International Equity	5,334	$9.67	$16.47	$83,664	1.12%	0.70%	1.80%	11.44%	18.76%
Goldman Sachs CORE U.S. Equity	6,488	$9.90	$26.55	$158,544	1.05%	0.70%	1.80%	11.78%	14.14%
Goldman Sachs CORE Small Cap Equity	4,089	$11.52	$27.75	$108,510	0.18%	0.70%	1.80%	14.33%	20.22%
Goldman Sachs Capital Growth	6,356	$9.21	$21.21	$118,720	0.67%	0.70%	1.80%	7.13%	9.06%
Goldman Sachs Mid Cap Value Fund	498	$9.67	$12.88	$6,359	1.39%	0.70%	1.80%	16.21%	25.01%
Calvert Social Small Cap Growth	135	$15.41	$16.27	$2,132	0.00%	0.70%	1.80%	8.47%	9.68%
Calvert Social Balanced	639	$10.63	$13.57	$8,509	1.57%	0.70%	1.80%	6.31%	7.50%
MFS Emerging Growth	1,515	$7.81	$12.81	$18,826	0.00%	0.70%	1.80%	10.93%	12.17%
MFS Research	2,717	$9.20	$12.43	$32,982	1.10%	0.70%	1.80%	13.77%	15.04%
MFS Investors Trust	4,113	$9.06	$12.26	$48,456	0.65%	0.70%	1.80%	9.35%	10.58%
MFS Total Return	8,481	$13.64	$16.75	$134,700	1.68%	0.70%	1.80%	9.32%	10.54%
MFS New Discovery	601	$13.10	$17.41	$10,159	0.00%	0.70%	1.80%	4.60%	5.77%
MFS Utility	924	$12.86	$14.31	$12,983	1.45%	0.70%	1.80%	27.86%	29.29%
MFS Investors Growth Stock	2,013	$5.96	$6.27	$12,222	0.00%	0.70%	1.80%	7.22%	8.42%
MFS Emerging Growth SC	34	$7.78	$12.76	$324	0.00%	0.70%	1.80%	10.69%	17.09%
MFS Research SC	23	$9.16	$12.37	$251	0.75%	0.70%	1.80%	13.49%	14.76%
MFS Investors Trust SC	121	$9.03	$12.21	$1,292	0.39%	0.70%	1.80%	9.13%	12.92%
MFS Total Return SC	1,593	$11.08	$16.68	$22,842	1.24%	0.70%	1.80%	7.89%	11.17%
MFS New Discovery SC	43	$10.67	$17.33	$729	0.00%	0.70%	1.80%	4.30%	19.85%
MFS Utility SC	70	$12.72	$14.24	$946	1.00%	0.70%	1.80%	19.50%	28.94%
MFS Investors Growth Stock SC	213	$5.93	$11.15	$1,304	0.00%	0.70%	1.80%	7.03%	11.77%
Oppenheimer Money Fund	9,244	$1.10	$10.03	$11,781	0.99%	0.70%	1.80%	-0.83%	0.35%
Oppenheimer Aggresive Growth	1,188	$9.18	$13.69	$15,967	0.00%	0.70%	1.80%	17.62%	18.94%
Oppenheimer Capital Appreciation	3,719	$10.76	$16.07	$55,737	0.33%	0.70%	1.80%	5.01%	6.19%
Oppenheimer Main Street Growth & Income	5,087	$9.51	$12.70	$62,166	0.88%	0.70%	1.80%	7.49%	8.69%
Oppenheimer Strategic Bond	5,860	$14.41	$14.80	$86,023	5.39%	0.70%	1.80%	6.72%	7.91%
Oppenheimer Global Securities	1,590	$15.82	$20.27	$30,697	1.29%	0.70%	1.80%	17.02%	18.33%
Oppenheimer High Income	1,257	$12.38	$13.13	$16,229	6.50%	0.70%	1.80%	7.01%	8.20%
Oppenheimer Aggresive Growth SC	23	$9.15	$13.64	$275	0.00%	0.70%	1.80%	14.12%	18.60%
Oppenheimer Capital Appreciation SC	277	$10.72	$16.01	$3,470	0.17%	0.70%	1.80%	4.70%	8.80%
Oppenheimer Main Street Growth & Income SC	234	$9.49	$12.66	$2,782	0.54%	0.70%	1.80%	7.18%	9.74%
Oppenheimer Strategic Bond SC	397	$10.79	$14.71	$5,631	3.97%	0.70%	1.80%	5.76%	9.10%
Oppenheimer Global Securities SC	233	$11.76	$20.21	$3,768	0.63%	0.70%	1.80%	16.74%	20.47%
Oppenheimer High Income SC	244	$10.78	$13.07	$3,062	4.51%	0.70%	1.80%	4.55%	8.13%
Van Eck Worldwide Hard Assets Fund	30	$17.06	$18.55	$541	0.40%	0.70%	1.80%	21.75%	23.11%
Van Eck Worldwide Real Estate Fund	50	$19.55	$20.62	$1,015	1.83%	0.70%	1.80%	33.76%	35.26%
Van Kampen Emerging Growth	6,973	$4.27	$4.49	$30,529	0.00%	0.70%	1.80%	5.11%	6.29%
Van Kampen Enterprise	5,963	$5.31	$5.58	$32,442	0.40%	0.70%	1.80%	2.18%	3.32%
Van Kampen Comstock	11,156	$14.69	$15.45	$168,006	1.01%	0.70%	1.80%	15.64%	16.93%
Van Kampen Growth & Income	13,207	$11.42	$12.81	$164,870	0.99%	0.70%	1.80%	12.32%	13.58%
Van Kampen Aggressive Growth II	709	$4.70	$11.64	$3,466	0.00%	0.70%	1.80%	12.78%	15.76%
Van Kampen UIF Equity & Income II	3,382	$11.11	$12.58	$41,705	0.00%	0.70%	1.80%	9.43%	11.46%
Van Kampen Government Portfolio II	743	$10.08	$10.47	$7,576	3.37%	0.70%	1.80%	1.16%	4.69%
Van Kampen Emerging Growth II	947	$4.26	$10.92	$4,579	0.00%	0.70%	1.80%	4.86%	12.20%
Van Kampen Enterprise II	772	$5.29	$10.76	$4,524	0.10%	0.70%	1.80%	1.93%	10.53%
Van Kampen Comstock II	3,083	$11.55	$15.38	$44,451	0.48%	0.70%	1.80%	12.46%	16.61%
Van Kampen Growth and Income II	2,179	$11.42	$12.75	$26,960	0.49%	0.70%	1.80%	12.07%	14.51%
Lord Abbett Growth & Income	13,991	$11.30	$11.85	$163,587	0.99%	0.70%	1.80%	10.63%	13.32%
Lord Abbett Bond Debenture	8,430	$10.70	$13.01	$107,244	5.75%	0.70%	1.80%	5.55%	8.74%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2006

5.   FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2004				For the Year Ended December 31, 2004
		Unit	Unit
		Fair	Fair	Net	Investment	Expense	Expense	Total	Total
	Units	Value	Value	Assets	Income	Ratio	Ratio	Return	Return
	(000)	Lowest	Highest	(000)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Lord Abbett Mid-Cap Value	8,488	$12.00	$12.90	$107,931	0.35%	0.70%	1.80%	16.33%	23.18%
Lord Abbett Growth Opportunities	603	$11.21	$12.87	$7,549	0.00%	0.70%	1.80%	9.23%	16.59%
Lord Abbett America’s Value	1,597	$11.52	$13.77	$21,278	3.19%	0.70%	1.80%	11.43%	26.07%
Fidelity Index 500 Portfolio SC2	0	$10.97	$11.38	$2	0.00%	0.70%	1.80%	8.69%	10.50	%(a)
Fidelity Growth Portfolio SC2	3	$10.54	$10.92	$29	0.00%	0.70%	1.80%	1.58%	9.15	%(a)
Fidelity Contrafund Portfolio SC2	5	$11.31	$11.70	$60	0.00%	0.70%	1.80%	13.14%	13.43	%(a)
Fidelity Mid Cap SC2	0	$12.10	$12.61	$5	0.00%	0.70%	1.80%	20.98%	26.07	%(a)
Fidelity Equity Income SC2	0	$10.96	$11.65	$5	0.00%	0.70%	1.80%	9.56%	11.74	%(a)
Fidelity Investment Grade Bonds SC2	4	$10.15	$10.52	$38	0.00%	0.70%	1.80%	1.50%	5.19	%(a)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a) Start date September 1, 2004

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2006

5.   FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2003				For the Year Ended December 31, 2003
	Units (000)	Unit Fair Value Lowest	Unit Fair Value Highest	Net Assets (000)	Investment Income Ratio*	Expense Ratio Lowest**	Expense Ratio Highest**	Total Return Lowest***	Total Return Highest***
PIC Global Income	0	$12.09	$16.73	$0	6.63%	0.70%	1.80%	1.24%	2.37%
Goldman Sachs Growth & Income	10,294	$9.32	$18.24	$175,645	3.50%	0.70%	1.80%	22.65%	24.02%
Goldman Sachs International Equity	5,804	$8.61	$14.70	$83,232	5.29%	0.70%	1.80%	32.57%	34.05%
Goldman Sachs CORE US Equity	7,544	$8.71	$23.39	$166,281	1.51%	0.70%	1.80%	28.10%	29.53%
Goldman Sachs Small Cap Value	4,481	$10.07	$24.14	$105,882	1.38%	0.70%	1.80%	39.13%	40.68%
Goldman Sachs Capital Growth	7,126	$8.54	$19.69	$128,404	1.07%	0.70%	1.80%	22.37%	23.73%
Goldman Sachs Mid-Cap Value	3	$10.30	$10.31	$28	0.00%	0.70%	1.80%	1.24%	1.27	%(b)
Calvert Social Small Cap Growth	160	$14.21	$14.84	$2,317	1.45%	0.70%	1.80%	37.07%	38.60%
Calvert Social Balanced	751	$9.93	$12.69	$9,379	1.83%	0.70%	1.80%	17.18%	18.49%
MFS Emerging Growth	1,912	$6.99	$11.48	$21,428	0.00%	0.70%	1.80%	27.89%	29.32%
MFS Research	3,317	$8.03	$10.86	$35,339	0.68%	0.70%	1.80%	22.47%	23.83%
MFS Investors Trust	5,032	$8.23	$11.15	$54,084	0.68%	0.70%	1.80%	19.95%	21.29%
MFS Total Return	9,137	$12.39	$15.24	$132,202	1.67%	0.70%	1.80%	14.23%	15.51%
MFS New Discovery	753	$12.44	$16.55	$12,096	0.00%	0.70%	1.80%	31.32%	32.78%
MFS Utilities	938	$9.99	$11.13	$10,270	2.27%	0.70%	1.80%	33.45%	34.95%
MFS Investors Growth Stock	2,347	$5.55	$5.78	$13,232	0.00%	0.70%	1.80%	20.81%	22.16%
MFS Emerging Growth SC	11	$6.98	$11.46	$107	0.00%	0.70%	1.80%	11.96%	12.69	%(a)
MFS Research SS	9	$8.01	$10.81	$90	0.00%	0.70%	1.80%	11.26%	11.97	%(a)
MFS Investors Trust SC	54	$8.22	$11.13	$566	0.00%	0.70%	1.80%	10.89%	11.61	%(a)
MFS Total Return SC	466	$10.32	$15.21	$6,392	0.00%	0.70%	1.80%	6.93%	7.62	%(a)
MFS New Discovery SC	19	$10.22	$16.53	$318	0.00%	0.70%	1.80%	18.87%	19.64	%(a)
MFS Utilities SC	15	$9.97	$11.11	$157	0.00%	0.70%	1.80%	12.66%	13.38	%(a)
MFS Investors Growth Stock SC	105	$5.54	$10.33	$587	0.00%	0.70%	1.80%	8.31%	9.01	%(a)
Oppenheimer Money Fund	10,870	$1.10	$10.00	$13,878	0.79%	0.70%	1.80%	-1.02%	0.09%
Oppenheimer Aggressive Growth	1,423	$7.75	$11.58	$16,177	0.00%	0.70%	1.80%	23.34%	24.71%
Oppenheimer Capital Appreciation	4,340	$10.17	$15.22	$61,858	0.38%	0.70%	1.80%	28.59%	30.03%
Oppenheimer Main Street	6,053	$8.79	$11.75	$68,569	0.98%	0.70%	1.80%	24.44%	25.83%
Oppenheimer Strategic Bond	7,251	$13.50	$13.79	$99,303	6.01%	0.70%	1.80%	15.95%	17.25%
Oppenheimer Global Securities	1,738	$13.43	$17.22	$28,566	0.76%	0.70%	1.80%	40.45%	42.02%
Oppenheimer High Income	1,371	$11.49	$12.20	$16,457	6.16%	0.70%	1.80%	21.73%	23.09%
Oppenheimer Aggressive Growth SC	6	$7.75	$11.57	$70	0.00%	0.70%	1.80%	11.60%	12.32	%(a)
Oppenheimer Capital Appreciation SC	86	$10.17	$15.21	$1,057	0.00%	0.70%	1.80%	15.36%	16.11	%(a)
Oppenheimer Main Street	95	$8.79	$11.75	$1,049	0.00%	0.70%	1.80%	13.73%	14.46	%(a)
Oppenheimer Strategic Bond SC	150	$10.13	$13.74	$2,035	0.00%	0.70%	1.80%	6.43%	7.11	%(a)
Oppenheimer Global Securities SC	30	$10.51	$17.22	$463	0.00%	0.70%	1.80%	28.38%	29.21	%(a)
Oppenheimer High Income SC	71	$10.13	$12.17	$846	0.00%	0.70%	1.80%	9.56%	10.26	%(a)
Van Eck Hard Asset	33	$13.91	$15.16	$492	0.50%	0.70%	1.80%	42.47%	44.06%
Van Eck Real Estate	77	$14.51	$15.33	$1,169	2.19%	0.70%	1.80%	32.08%	33.56%
Van Kampen Emerging Growth	8,194	$4.06	$4.23	$33,926	0.00%	0.70%	1.80%	25.06%	26.45%
Van Kampen Enterprise	6,958	$5.20	$5.41	$36,836	0.49%	0.70%	1.80%	23.62%	25.00%
Van Kampen Comstock	11,263	$12.70	$13.21	$145,841	0.95%	0.70%	1.80%	28.64%	30.08%
Van Kampen Growth and Income	13,897	$10.84	$11.28	$153,568	0.89%	0.70%	1.80%	25.73%	27.13%
Van Kampen Aggressive Growth	702	$4.17	$10.23	$2,970	0.00%	0.70%	1.80%	36.20%	37.72%
Van Kampen UIF Equity & Income II	1,078	$10.38	$11.36	$12,215	1.16%	0.70%	1.80%	9.86%	10.56	%(a)
Van Kampen Government Portfolio II	368	$9.87	$10.01	$3,650	0.00%	0.70%	1.80%	-1.87%	-1.23	%(a)
Van Kampen Emerging Growth II	367	$4.06	$10.25	$1,530	0.00%	0.70%	1.80%	11.28%	12.00	%(a)
Van Kampen Enterprise II	310	$5.19	$10.36	$1,649	0.00%	0.70%	1.80%	13.10%	13.82	%(a)
Van Kampen Comstock II	703	$10.53	$13.19	$9,138	0.00%	0.70%	1.80%	15.24%	15.98	%(a)
Van Kampen Growth & Income II	612	$10.53	$11.25	$6,771	0.00%	0.70%	1.80%	14.96%	15.70	%(a)
Lord Abbett Growth & Income	10,017	$10.40	$10.60	$105,248	0.96%	0.70%	1.80%	28.66%	30.10%
Lord Abbett Bond Debenture	6,553	$10.09	$12.15	$78,975	6.06%	0.70%	1.80%	15.89%	17.18%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2006

5.   FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2003				For the Year Ended December 31, 2003
	Units (000)	Unit Fair Value Lowest	Unit Fair Value Highest	Net Assets (000)	Investment Income Ratio*	Expense Ratio Lowest**	Expense Ratio Highest**	Total Return Lowest***	Total Return Highest***
Lord Abbett Mid-Cap Value	5,998	$10.27	$10.47	$62,268	0.76%	0.70%	1.80%	22.51%	23.88%
Lord Abbett Growth Opportunities	176	$10.25	$11.65	$2,049	0.00%	0.70%	1.80%	14.13%	14.87	%(a)
Lord Abbett America’s Value	273	$10.43	$11.91	$3,237	3.22%	0.70%	1.80%	15.88%	16.63	%(a)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)           Start date June 2, 2003

(b)          Start date December 19, 2003

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2006

5.   FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2002				For the Year Ended December 31, 2002
	Units (000)	Unit Fair Value Lowest	Unit Fair Value Highest	Net Assets (000)	Investment Income Ratio*	Expense Ratio Lowest**	Expense Ratio Highest**	Total Return Lowest***	Total Return Highest***
PIC Growth and Income	10,226	$7.54	$14.79	$147,067	0.78%	0.70%	1.80%	-12.89%	-11.92%
PIC International Equity	6,518	$6.45	$11.02	$70,867	1.23%	0.70%	1.80%	-19.88%	-18.98%
PIC Global Income	3,330	$11.86	$16.43	$53,744	6.50%	0.70%	1.80%	4.45%	5.62%
PIC Small Cap Value	4,654	$13.75	$17.26	$79,424	1.07%	0.70%	1.80%	-8.33%	-7.30%
PIC CORE U.S. Equity	8,549	$6.75	$18.16	$149,357	0.66%	0.70%	1.80%	-23.99%	-23.14%
PIC Capital Growth	7,288	$6.93	$16.00	$111,630	0.39%	0.70%	1.80%	-25.79%	-24.96%
Calvert Social Small Cap Growth	175	$10.37	$10.71	$1,835	1.33%	0.70%	1.80%	-23.94%	-23.09%
Calvert Social Balanced	859	$8.42	$10.77	$9,121	2.59%	0.70%	1.80%	-13.73%	-12.76%
MFS Emerging Growth	2,288	$5.43	$8.93	$19,979	0.00%	0.70%	1.80%	-34.95%	-34.22%
MFS Research	3,960	$6.51	$8.82	$34,332	0.28%	0.70%	1.80%	-25.90%	-25.07%
MFS Investors Trust	5,748	$6.81	$9.24	$51,351	0.57%	0.70%	1.80%	-22.39%	-21.52%
MFS Total Return	7,232	$10.77	$13.27	$92,390	1.59%	0.70%	1.80%	-6.87%	-5.83%
MFS New Discovery	792	$9.41	$12.54	$9,723	0.00%	0.70%	1.80%	-32.86%	-32.11%
MFS Utilities	1,001	$7.43	$8.29	$8,187	2.79%	0.70%	1.80%	-24.15%	-23.30%
MFS Investors Growth Stock	2,349	$4.60	$4.73	$10,916	0.00%	0.70%	1.80%	-28.84%	-28.04%
Oppenheimer Aggressive Growth	1,685	$6.24	$9.33	$15,474	0.74%	0.70%	1.80%	-29.09%	-28.30%
Oppenheimer Capital Appreciation	4,522	$7.86	$11.77	$50,723	0.63%	0.70%	1.80%	-28.18%	-27.37%
Oppenheimer Main Street	6,760	$7.01	$9.39	$61,479	0.76%	0.70%	1.80%	-20.26%	-19.37%
Oppenheimer Money Fund	18,065	$1.10	$1.30	$23,299	1.46%	0.70%	1.80%	-0.35%	0.76%
Oppenheimer Strategic Bond	3,816	$11.56	$11.83	$44,876	7.51%	0.70%	1.80%	5.51%	6.69%
Oppenheimer Global Securities	1,774	$9.49	$12.19	$20,830	0.55%	0.70%	1.80%	-23.54%	-22.68%
Oppenheimer High Income	987	$9.37	$9.97	$9,687	8.97%	0.70%	1.80%	-4.15%	-3.08%
Van Eck Hard Asset	59	$9.70	$10.58	$618	0.52%	0.70%	1.80%	-4.58%	-3.51%
Van Eck Real Estate	93	$10.91	$11.54	$1,063	2.69%	0.70%	1.80%	-6.19%	-5.14%
Van Kampen Emerging Growth	7,981	$3.25	$3.34	$26,264	0.34%	0.70%	1.80%	-33.70%	-32.96%
Van Kampen Enterprise	6,674	$4.20	$4.32	$28,404	0.39%	0.70%	1.80%	-30.60%	-29.82%
Van Kampen Comstock	8,927	$9.87	$10.16	$89,281	0.67%	0.70%	1.80%	-20.70%	-19.81%
Van Kampen Growth and Income	11,160	$8.62	$8.87	$97,452	0.86%	0.70%	1.80%	-16.04%	-15.10%
Van Kampen Strategic Stock	0	$11.78	$12.11	$0	7.71%	0.70%	1.80%	2.53%	3.68%
Van Kampen Asset Allocation	0	$8.96	$9.22	$0	11.99%	0.70%	1.80%	-3.90%	-2.83%
Van Kampen Aggressive Growth	495	$3.06	$3.13	$1,528	0.00%	0.70%	1.80%	-33.74%	-33.00%
Goldman Sachs Internet Tollkeeper	0	$3.59	$3.67	$0	0.00%	0.70%	1.80%	-20.52%	-19.64%
Lord Abbett Growth & Income	3,757	$8.08	$8.15	$30,478	2.92%	0.70%	1.80%	-18.39%	-17.78	%(a)
Lord Abbett Bond Debenture	1,864	$10.28	$10.37	$19,245	3.48%	0.70%	1.80%	1.85%	2.61	%(a)
Lord Abbett Mid-Cap Value	2,208	$8.38	$8.45	$18,585	1.55%	0.70%	1.80%	-14.95%	-14.31	%(a)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a) Start date May 1, 2002

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

December 31, 2006

5.   fINANCIAL hIGHLIGHTS — (Continued)

The following is a summary of Separate Account expense charges which are assessed either as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account:

Expense Type	Range

Mortality and Expense Risk Charge
To compensate Protective Life for assuming mortality and expense risks, a daily mortality and expense risk is deducted through the reduction of unit values. The charge is assessed on an annual basis and is calculated as a percent of the average daily net assets and varies depending on the product purchased and the death benefit option selected.

0.50% - 1.65%

Administrative Charge
An annual fee is assessed to reimburse Protective Life for expenses incurred in the administration of the contract and the Separate Account. The charge is assessed through the reduction of unit values.

0.10% - 0.15%

Contract Maintenance Fee
This annual charge is assessed through the redemption of units and is waived when the account value or purchase payments less surrenders and associated surrender charges equals of exceeds $50,000.

$30 - $35

Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed as a percent of the amount surrendered and is imposed to reimburse Protective Life for some of the costs of distributing the contracts. The percentage charged is assessed through the redemption of units and is based upon the number of full years which have elapsed between the date the contract was purchased and the surrender date.

0.00% - 8.50%
Transfer Fee Currently there is no fee charged for transfers; however, Protective Life has reserved the right to charge for each transfer after the first 12 transfers in any contract year as a redemption of units.	$25

6.   RELATED PARTY TRANSACTIONS

Contract owners’ net payments represent premiums received from policyholders less certain deductions made by Protective Life in accordance with the contract terms. These deductions include, where appropriate, tax, surrender, mortality risk and expense and administrative charges. These deductions are made to the individual contracts in accordance with the terms governing each contract as set forth in the contract.

Protective Life offers a loan privilege to certain contract owners. Such contract owners may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended, and to applicable retirement program rules. Loans outstanding approximated $ 0.1 million at December 31, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Share Owners of
Protective Life Insurance Company:

In our opinion, the consolidated financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Protective Life Insurance Company and its subsidiaries at December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, the financial statement schedules listed in the accompanying index present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 7 of the Notes to Consolidated Financial Statements, Protective Life Insurance Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts on January 1, 2004.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP

Birmingham, Alabama
March 29, 2007

PROTECTIVE LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME

	Year Ended December 31
	2006	2005	2004
	(Dollars in thousands)
Revenues
Premiums and policy fees	$2,316,594	$1,879,920	$1,822,825
Reinsurance ceded	(1,362,722)	(1,143,988)	(1,124,651)
Net of reinsurance ceded	953,872	735,932	698,174
Net investment income	1,352,432	1,127,920	1,029,206
Realized investment gains (losses):
Derivative financial instruments	(21,555)	(31,819)	2,726
All other investments	101,864	37,934	30,771
Other income	96,944	67,066	55,783
Total revenues	2,483,557	1,937,033	1,816,660
Benefits and expenses
Benefits and settlement expenses, net of reinsurance ceded: (2006 — $1,199,073; 2005 — $1,008,670; 2004 — $1,121,664)	1,632,617	1,253,348	1,116,473
Amortization of deferred policy acquisition costs and value of businesses acquired	232,122	197,653	200,130
Other operating expenses, net of reinsurance ceded: (2006 — $244,060; 2005 — $164,932; 2004 — $166,862)	199,070	124,817	128,894
Total benefits and expenses	2,063,809	1,575,818	1,445,497
Income before income tax and cumulative effect of change in accounting principle	419,748	361,215	371,163
Income tax expense
Current	19,268	19,035	114,262
Deferred	135,597	106,524	18,964
Total income tax expense	154,865	125,559	133,226
Net income before cumulative effect of change in accounting principle	264,883	235,656	237,937
Cumulative effect of change in accounting principle, net of income tax	0	0	(15,801)
Net income	$264,883	$235,656	$222,136

See Notes to Consolidated Financial Statements.

PROTECTIVE LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS

	December 31
	2006	2005
	(Dollars in thousands)
Assets
Investments:
Fixed maturities, at market (amortized cost: 2006 — $20,755,718; 2005 — $14,735,583)	$20,923,891	$15,037,225
Equity securities, at market (cost: 2006 — $73,237; 2005 — $79,322)	80,108	85,340
Mortgage loans	3,880,028	3,287,745
Investment real estate, net of accumulated depreciation (2006 — $5,482; 2005 — $10,422)	37,928	65,301
Policy loans	839,502	458,825
Other long-term investments	306,012	273,768
Short-term investments	1,366,467	755,805
Total investments	27,433,936	19,964,009
Cash	37,419	52,086
Accrued investment income	274,574	185,546
Accounts and premiums receivable, net of allowance for uncollectible amounts (2006 — $3,386; 2005 — $3,256)	163,352	60,983
Reinsurance receivables	4,596,816	2,993,240
Deferred policy acquisition costs and value of businesses acquired	3,219,997	2,204,111
Goodwill	75,530	38,782
Property and equipment, net of accumulated depreciation (2006 — $106,333; 2005 — $99,587)	38,640	41,484
Other assets	132,863	80,915
Income tax receivable	126,738	88,985
Assets related to separate accounts
Variable annuity	2,750,129	2,377,124
Variable universal life	307,863	251,329
Total assets	$39,157,857	$28,338,594
Liabilities
Policy liabilities and accruals
Future policy benefits and claims	$15,113,277	$11,147,642
Unearned premiums	859,174	700,886
Total policy liabilities and accruals	15,972,451	11,848,528
Stable value product account balances	5,513,464	6,057,721
Annuity account balances	8,958,089	3,388,005
Other policyholders’ funds	328,136	147,233
Other liabilities	1,246,981	880,425
Deferred income taxes	381,851	290,231
Non-recourse funding obligations	425,000	125,000
Liabilities related to variable interest entities	20,395	42,604
Liabilities related to separate accounts
Variable annuity	2,750,129	2,377,124
Variable universal life	307,863	251,329
Total liabilities	35,904,359	25,408,200
Commitments and contingent liabilities — Note 10
Share-owner’s equity
Preferred Stock, $1 par value
Shares authorized and issued: 2,000, liquidation preference $2,000	2	2
Common Stock, $1 par value
Shares authorized and issued: 5,000,000	5,000	5,000
Additional paid-in capital	1,114,269	932,805
Note receivable from PLC Employee Stock Ownership Plan	(1,995)	(2,507)
Retained earnings	2,100,404	1,889,611
Accumulated other comprehensive income
Net unrealized gains on investments, net of income tax (2006 — $22,811; 2005 — $57,795)	41,772	104,753
Accumulated gain (loss) — hedging, net of income tax (2006 — $(3,299); 2005 — $393)	(5,954)	730
Total share-owner’s equity	3,253,498	2,930,394
	$39,157,857	$28,338,594

See Notes to Consolidated Financial Statements.

PROTECTIVE LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF SHARE-OWNER’S EQUITY

	Preferred Stock	Common Stock	Additional Paid-In Capital	Note Receivable From PLC ESOP	Retained Earnings	Net Unrealized Gains (Losses) on Investments	Accumulated Gain (Loss) - Hedging	Total Share- Owner’s Equity
	(Dollars in thousands)
Balance December 31, 2003	$2	$5,000	$863,819	$(3,426)	$1,431,818	$329,907	$2,678	$2,629,798
Net income for 2004					222,136			222,136
Change in net unrealized gains/losses on investments, net of income tax - $11,973						(22,236)		(22,236)
Reclassification adjustment for amounts included in net income, net of income tax - $(10,770)						(20,001)		(20,001)
Change in accumulated gain (loss) hedging, net of income tax - $3,197							5,938	5,938
Comprehensive income for 2004								185,837
Capital contribution			68,986					68,986
Decrease in note receivable from PLC ESOP				443				443
Balance December 31, 2004	2	5,000	932,805	(2,983)	1,653,954	287,670	8,616	2,885,064
Net income for 2005					235,657			235,657
Change in net unrealized gains/losses on investments, net of income tax - $(84,575)						(159,318)		(159,318)
Reclassification adjustment for amounts included in net income, net of income tax - $(12,529)						(23,599)		(23,599)
Change in accumulated gain (loss) hedging, net of income tax - $4,246							(7,886)	(7,886)
Comprehensive income for 2005								44,854
Decrease in note receivable from PLC ESOP				476				476
Balance December 31, 2005	2	5,000	932,805	(2,507)	1,889,611	104,753	730	2,930,394
Net income for 2006					264,883			264,883
Change in net unrealized gains/losses on investments, net of income tax - $(4,974)						(8,954)		(8,954)
Reclassification adjustment for amounts included in net income, net of income tax - $(30,010)						(54,027)		(54,027)
Change in accumulated gain (loss) hedging, net of income tax - $(3,692)							(6,684)	(6,684)
Comprehensive income for 2006								195,218
Capital contributions			181,464					181,464
Non-cash dividend					(54,090)			(54,090)
Decrease in note receivable from PLC ESOP				512				512
Balance December 31, 2006	$2	$5,000	$1,114,269	$(1,995)	$2,100,404	$41,772	$(5,954)	$3,253,498

See Notes to Consolidated Financial Statements.

PROTECTIVE LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS

	Year Ended December 31
	2006	2005	2004
	(Dollars in thousands)
Cash flows from operating activities
Net income	$264,883	$235,656	$222,136
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment gains	(80,309)	(6,115)	(33,497)
Amortization of deferred policy acquisition costs and value of businesses acquired	232,122	197,652	200,130
Capitalization of deferred policy acquisition costs	(421,532)	(467,610)	(363,467)
Depreciation expense	12,680	14,605	17,259
Deferred income taxes	107,233	106,880	10,155
Accrued income taxes	(48,832)	(104,723)	(34,569)
Interest credited to universal life and investment products	891,627	726,301	649,216
Policy fees assessed on universal life and investment products	(507,391)	(421,447)	(349,057)
Change in reinsurance receivables	(509,943)	(288,145)	(396,942)
Change in accrued investment income and other receivables	(86,782)	(18,500)	(355)
Change in policy liabilities and other policyholders’ funds of traditional life and health products	593,362	489,104	460,978
Trading securities:
Maturities and principal reductions of investments	184,814	0	0
Sale of investments	2,460,031	0	0
Cost of investments acquired	(2,415,924)	0	0
Other net change in trading securities	(309,255)	0	0
Change in other liabilities	111,355	(225)	5,670
Other, net	2,080	(6,127)	(17,706)
Net cash provided by operating activities	480,219	463,433	387,657
Cash flows from investing activities
Investments available for sale:
Maturities and principal reductions of investments
Fixed maturities	1,176,065	1,777,082	1,900,432
Equity securities	100	377	147
Sale of investments
Fixed maturities	5,017,210	4,342,484	4,260,587
Equity securities	5,007	5,302	1,050
Cost of investments acquired
Fixed maturities	(5,777,805)	(7,508,400)	(7,079,515)
Equity securities	(3,868)	(57,435)	(11,682)
Mortgage loans
New borrowings	(1,055,998)	(745,797)	(719,510)
Repayments	452,697	448,515	443,363
Change in investment real estate, net	56,422	32,410	205
Change in policy loans, net	(69)	23,955	19,968
Change in other long-term investments, net	14,060	(13,008)	11,939
Change in short-term investments, net	31,055	95,064	(320,584)
Purchase of property and equipment	(7,500)	(10,016)	(16,758)
Payments for business acquisitions, net of cash acquired of $394,366	(539,218)	0	0
Net cash used in investing activities	(631,842)	(1,609,467)	(1,510,358)
Cash flows from financing activities
Principal payments on line of credit arrangement and debt	0	(2,202)	(32)
Payments on liabilities related to variable interest entities	(22,209)	(17,986)	0
Net proceeds from securities sold under repurchase agreements	16,949	0	0
Issuance of non-recourse funding obligations	300,000	125,000	0
Capital contributions	160,000	0	67,000
Investment product and universal life deposits	2,419,734	2,943,455	3,042,453
Investment product and universal life withdrawals	(2,640,427)	(2,025,876)	(1,969,617)
Other financing activities, net	(97,091)	71,400	0
Net cash provided by financing activities	136,956	1,093,791	1,139,804
Change in cash	(14,667)	(58,370)	(603)
Cash at beginning of year	52,086	110,456	111,059
Cash at end of year	$37,419	$52,086	$110,456

See Notes to Consolidated Financial Statements.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

1.                 BUSINESS

Nature of Operations

Protective Life Insurance Company (the “Company”), a stock life insurance company, was founded in 1907. The Company is a wholly-owned subsidiary of Protective Life Corporation (“PLC”), an insurance holding company whose common stock is traded on the New York Stock Exchange (symbol: PL). The Company provides financial services through the production, distribution, and administration of insurance and investment products. The Company markets individual life insurance, credit life and disability insurance, guaranteed investment contracts, guaranteed funding agreements, fixed and variable annuities, and extended service contracts throughout the United States. The Company also maintains a separate division devoted to the acquisition of insurance policies from other companies.

The operating results of companies in the insurance industry have historically been subject to significant fluctuations due to changing competition, economic conditions, interest rates, investment performance, insurance ratings, claims, persistency, and other factors.

Entities Included

The consolidated financial statements include the accounts of Protective Life Insurance Company and its wholly owned subsidiaries. The Company’s financial statements also include the accounts of certain variable interest entities in which the Company is considered the primary beneficiary. Intercompany balances and transactions have been eliminated.

2.                 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements of Protective Life Insurance Company and subsidiaries (the “Company”) are prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). Such accounting principles differ from statutory reporting practices used by insurance companies in reporting to state regulatory authorities (see also Note 16).

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs (“DAC”), goodwill, value of businesses acquired (“VOBA”), investments, future policy benefits, pension and other postretirement benefits, provision for income taxes, reserves for contingent liabilities and reserves for losses in connection with unresolved legal matters.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

2.                 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Investments

Investments are reported on the following bases:

•       Fixed maturities consist of bonds and redeemable preferred stocks, and are carried at fair value on the Consolidated Balance Sheets. Fair values are determined using current market values when available. Where market values are unavailable, the Company obtains estimates from independent pricing services or estimates market value based upon a comparison to quoted issues of the same issuer or issues of other issuers with similar terms and risk characteristics.

•       Equity securities (common and nonredeemable preferred stocks) are carried at fair value.

•       Mortgage loans are carried at unpaid balances, adjusted for loan origination costs, net of fees, and amortization of premium or discount. Mortgage loans are also recorded net of an allowance for credit losses. This allowance is calculated through analysis of specific loans that are believed to be at a higher risk of becoming impaired in the near future.

•       Investment real estate is carried at cost, less allowances for depreciation computed on the straight-line method. With respect to real estate acquired through foreclosure, cost is the lesser of the loan balance plus foreclosure costs or appraised value.

•       Policy loans are carried at unpaid balances.

•       Other long-term investments are carried at a variety of methods similar to those listed above, as deemed appropriate for the specific investment.

•       Short-term investments are carried at amortized cost, which approximates current market value, except collateral from securities lending which is recorded at current market value.

Estimated market values were derived from the durations of the Company’s fixed maturities and mortgage loans. Duration measures the relationship between changes in market value to changes in interest rates. While these estimated market values generally provide an indication of how sensitive the market values of the Company’s fixed maturities and mortgage loans are to changes in interest rates, actual market results may differ from these estimates.

Substantially all short-term investments have maturities of three months or less at the time of acquisition and include approximately $0.2 million in bank deposits voluntarily restricted as to withdrawal.

The market values of fixed maturities change due to interest rate changes, credit related events, and other factors. As prescribed by U.S. GAAP, investments deemed as “available for sale” are recorded at their market values with the resulting unrealized gains and losses reduced by a related adjustment to DAC and VOBA, net of income tax, reported as a component of share-owners’ equity. Furthermore, investments deemed as trading securities by the Company are recorded at their market values with any resulting unrealized gains and losses reported in net investment income as they occur.

Investment securities are regularly reviewed for impairment. Unrealized losses that are deemed to be other than temporary are recognized in realized gains (losses). See Note 4 for further discussion of the Company’s policies regarding identification of other-than-temporary impairments. Realized gains and losses on sales of investments are recognized in net income using the specific identification basis.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

2.                 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Cash

Cash includes all demand deposits reduced by the amount of outstanding checks and drafts. As a result of the Company’s cash management system, checks issued but not presented to banks for payment may create negative book cash balances. Such negative balances are included in other liabilities and totaled $10.4 million and $66.5 million as of December 31, 2006 and December 31, 2005, respectively. The Company has deposits with certain financial institutions which exceed federally insured limits. The Company has reviewed the creditworthiness of these financial institutions and believes there is minimal risk of a material loss.

Deferred Policy Acquisition Costs

The costs that vary with and are primarily related to the production of new business are deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions and other costs of acquiring traditional life and health insurance, credit insurance, universal life insurance, and investment products. Deferred policy acquisition costs (“DAC”) are subject to recoverability testing at the end of each accounting period. Traditional life and health insurance acquisition costs are amortized over the premium-payment period of the related policies in proportion to the ratio of annual premium income to the present value of the total anticipated premium income. Credit insurance acquisition costs are being amortized in proportion to earned premium. Acquisition costs for universal life and investment products are amortized over the lives of the policies in relation to the present value of estimated gross profits before amortization.

Under SFAS 97, the Company makes certain assumptions regarding the mortality, persistency, expenses, and interest rates (equal to the rate used to compute liabilities for future policy benefits, currently 2.7% to 12.6%) it expects to experience in future periods. These assumptions are to be best estimates and are periodically updated whenever actual experience and/or expectations for the future change from that assumed. Additionally, relating to SFAS 115, these costs have been adjusted by an amount equal to the amortization that would have been recorded if unrealized gains or losses on investments associated with the Company’s universal life and investment products had been realized. Acquisition costs for stable value contracts are amortized over the term of the contracts using the effective yield method.

Value of Businesses Acquired

In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits from the acquired insurance policies or investment contracts. This intangible asset, called value of businesses acquired (“VOBA”), represents the actuarially estimated present value of future cash flows from the acquired policies. The Company amortizes VOBA in proportion to gross premiums for SFAS 60 products and in proportion to expected gross profits (“EGPs”) for SFAS 97 products, including accrued interest of up to approximately 11%.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

2.                 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Goodwill

Goodwill is not amortized but is tested for impairment at least annually. The Company evaluates the carrying value of goodwill during the fourth quarter of each year and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit’s carrying amount, including goodwill. At October 31, 2006 and 2005, the Company evaluated its goodwill and determined that fair value had not decreased below carrying value and no adjustment to impair goodwill was necessary in accordance with Statement of Financial Accounting Standards No. 142, “Goodwill and Other Intangible Assets” (“SFAS 142”).

Property and Equipment

Property and equipment are reported at cost less accumulated depreciation. The Company primarily uses the straight-line method of depreciation based upon the estimated useful lives of the assets. The Company’s Home Office building is depreciated over a thirty-nine year useful life, furniture is depreciated over a ten year useful life, office equipment and machines are depreciated over a five year useful life, and software and computers are depreciated over a three year useful life. Major repairs or improvements are capitalized and depreciated over the estimated useful lives of the assets. Other repairs are expensed as incurred. The cost and related accumulated depreciation of property and equipment sold or retired are removed from the accounts, and resulting gains or losses are included in income.

Property and equipment consisted of the following at December 31:

	2006	2005
Home office building	$54,002	$53,275
Data processing equipment	42,562	41,015
Other, principally furniture and equipment	48,409	46,781
	144,973	141,071
Accumulated depreciation	106,333	99,587
	$38,640	$41,484

Separate Accounts

The separate account assets represent funds for which the Company does not bear the investment risk. These assets are carried at fair value and are equal to the separate account liabilities, which represent the policyholder’s equity in those assets. These amounts are reported separately as assets and liabilities related to separate accounts in the accompanying consolidated financial statements. Amounts assessed against policy account balances for the costs of insurance, policy administration, and other services are included in premiums and policy fees in the accompanying Consolidated Statements of Income.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

2.                 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Stable Value Product Account Balances

The Company markets guaranteed investment contracts (“GICs”) to 401(k) and other qualified retirement savings plans, and fixed and floating rate funding agreements to the trustees of municipal bond proceeds, institutional investors, bank trust departments, and money market funds. Through its registered funding agreement-backed note program, the Company is able to offer secured notes to both institutional and retail investors. GICs are generally contracts that specify a return on deposits for a specified period and often provide flexibility for withdrawals at book value in keeping with the benefits provided by the plan. Stable value product account balances include GICs and funding agreements issued by the Company. At December 31, 2006 and 2005, the Company had $4.0 billion and $4.5 billion, respectively, of stable value product account balances marketed through structured programs. Most GICs and funding agreements written by the Company have maturities of three to ten years. At December 31, 2006, future maturities of stable value products, excluding interest, were $1.5 billion in 2007, $2.1 billion in 2008-2009, $1.0 billion in 2010-2011, and $0.9 billion after 2011.

Derivative Financial Instruments

The Company utilizes a risk management strategy that incorporates the use of derivative financial instruments to reduce its exposure to interest rate risk, inflation risk, currency exchange risk, and equity market risk. These strategies are developed through the asset/liability committee’s analysis of data from financial simulation models and other internal and industry sources and are then incorporated into the Company’s risk management program.

Derivative instruments that are currently used as part of the Company’s interest rate risk management strategy include interest rate swaps, interest rate futures, interest rate options, and interest rate swaptions. The Company’s inflation risk management strategy involves the use of swaps that require the Company to pay a fixed rate and receive a floating rate that is based on changes in the Consumer Price Index (“CPI”). The Company uses foreign currency swaps to manage its exposure to changes in the value of foreign currency denominated stable value contracts and related cash flows. The company also uses S&P 500® options to mitigate its exposure to the value of equity indexed annuity contracts.

Derivative instruments expose the Company to credit and market risk and could result in material changes from period to period. The Company minimizes its credit risk by entering into transactions with highly rated counterparties. The Company also maintains netting and collateral support arrangements with its counterparties to further minimize the credit risk associated with its derivative instruments. The Company manages the market risk associated with interest rate and foreign exchange contracts by establishing and monitoring limits as to the types and degrees of risk that may be undertaken. The Company monitors its use of derivatives in connection with its overall asset/liability management programs and strategies.

Statement of Financial Accounting Standards No. 133 (“SFAS 133”) requires that all derivative instruments be recognized in the balance sheet at fair value. The Company records its derivative instruments on the balance sheet in “other long-term investments” and “other liabilities”. The accounting for changes in fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

2.                 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge related to foreign currency exposure. For derivatives that are designated and qualify as cash flow hedges, the effective portion of the gain or loss realized on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period during which the hedged transaction impacts earnings. The remaining gain or loss on these derivatives is recognized as ineffectiveness in current earnings during the period of the change. For derivatives that are designated and qualify as fair value hedges, the gain or loss on the derivative instrument as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings during the period of change in fair values.

Effectiveness of the Company’s hedge relationships is assessed on a quarterly basis. The Company accounts for changes in fair values of derivatives that are not part of a qualifying hedge relationship through earnings in the period of change. Changes in the fair value of derivatives that are recognized in current earnings are reported in “realized investment gains (losses) — derivative financial instruments”.

Cash-Flow Hedges.   The Company has entered into a foreign currency swap to hedge the risk of changes in the value of interest and principal payments to be made on certain foreign-currency-based stable value contracts. Under the terms of the swap, the Company pays a fixed U.S.-dollar-denominated rate and receives a fixed foreign-currency-denominated rate. Effective July 1, 2002, the Company designated this swap as a cash flow hedge and therefore recorded the change in the fair value of the swap during the period in accumulated other comprehensive income. Gains and losses on this swap are reclassified from other comprehensive income to current earnings as payments are made on the hedged stable value contract. In connection with the issuance of inflation adjusted funding agreements, the Company has entered into swaps to convert the floating CPI-linked interest rate on the contracts to a fixed rate. The Company pays a fixed rate on the swap and receives a floating rate equal to the CPI change paid on the funding agreements. During 2006, the Company entered into interest rate swaps to convert LIBOR and CMT (Constant Maturity Treasury) based floating rate interest payments on funding agreements to fixed rate interest payments.

Gains and losses on these swaps are reclassified from other comprehensive income to current earnings as interest payments are made on the funding agreements. For the years ended December 31, 2006, 2005 and 2004, the amount of hedge ineffectiveness reported in income was a $0.6 million gain, $0.2 million gain, and a $1.0 million gain, respectively. Additionally, as of December 31, 2006 and 2005, the Company reported an after-tax decrease to accumulated other comprehensive income of $6.7 million and $7.9 million, respectively, related to its cash flow hedges. During 2006, the Company expects to reclassify $4.0 million out of accumulated other comprehensive income and into earnings.

Other Derivatives.   The Company also uses various other derivative instruments for risk management purposes that either do not qualify for hedge accounting treatment or have not currently been qualified by the Company for hedge accounting treatment. Changes in the fair value of these derivatives are recognized in earnings during the period of change.

The Company uses certain foreign currency swaps, which are not designated as cash flow hedges, to mitigate its exposure to changes in currency rates. For 2006, 2005, and 2004, the Company recorded a

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

2.                 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

pre-tax gain of $3.4 million, a pre-tax loss of $33.3 million, and a pre-tax gain of $0.3 million on these swaps, respectively. In connection with these swaps, the Company also recognized a $3.4 million pre-tax loss, a $33.4 million pre-tax gain, and a $0.1 million pre-tax loss, respectively, during 2006, 2005, and 2004 as the change in value of the related foreign currency denominated stable value contracts. These net gains or losses primarily result from differences in the forward and spot exchange rates used to revalue the swaps and the stable value contracts.

The Company also uses short positions in interest rate futures to mitigate the interest rate risk associated with the Company’s mortgage loan commitments. During 2006, 2005, and 2004, the Company recognized a pre-tax gain of $26.7 million, a pre-tax loss of $10.3 million, and a pre-tax loss of $1.7 million, respectively, as a result of changes in value of these futures positions.

The Company uses other interest rate swaps, options, and swaptions to manage the interest rate risk in the Company’s mortgage-backed security portfolio. For 2006, 2005, and 2004, the Company recognized a pre-tax loss of $1.6 million, a pre-tax loss of $14.0 million, and a pre-tax loss of $0.5 million, respectively, for the change in fair value of these derivatives.

During 2005, the Company exited from asset swap arrangements that would, in effect, sell the equity options embedded in owned convertible bonds in exchange for an interest rate swap that converts the remaining host bond to a variable rate instrument. In 2005, and 2004, the Company recognized a $0.6 million gain, and an immaterial loss, respectively, for the change in the asset swaps’ fair value and recognized a $0.3 million gain, and a $4.0 million gain, respectively, to separately record the embedded equity options at fair value.

The Company is involved in various modified coinsurance and funds withheld arrangements which, in accordance with DIG B36, contain embedded derivatives. The change in fair value of these derivatives resulted in the recognition of a $44.5 million pre-tax loss, $1.0 million pre-tax loss and a $0.3 million pre-tax loss in 2006, 2005 and 2004, respectively. The losses on these embedded derivatives were due to decreasing interest rates during the second-half of 2006. The investment portfolios that support the related modified coinsurance reserves and funds withheld had mark-to-market gains that substantially offset the losses on these embedded derivatives.

In 2005, the Company began marketing equity indexed annuities. Under SFAS 133, the equity market component, where interest credited to the contracts is linked to the performance of the S&P 500® index, is considered an embedded derivative. The change in fair value of the embedded derivative resulted in a $5.7 million pre-tax loss and a $0.6 million pre-tax loss in 2006 and 2005, respectively. The Company utilizes S&P 500® options to mitigate the risk associated with equity indexed annuity contracts. The Company recognized a $2.9 million pre-tax gain and a $0.2 million pre-tax gain on its S&P 500® options in 2006 and 2005, respectively.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Policyholder Liabilities, Revenues and Benefits Expense

Traditional Life, Health, and Credit Insurance Products:

Traditional life insurance products consist principally of those products with fixed and guaranteed premiums and benefits, and they include whole life insurance policies, term and term-like life insurance policies, limited payment life insurance policies, and certain annuities with life contingencies. Life insurance premiums are recognized as revenue when due. Health and credit insurance premiums are recognized as revenue over the terms of the policies. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contracts. This is accomplished by means of the provision for liabilities for future policy benefits and the amortization of DAC and VOBA. Gross premiums in excess of net premiums related to immediate annuities are deferred and recognized over the life of the policy.

Liabilities for future policy benefits on traditional life insurance products have been computed using a net level method including assumptions as to investment yields, mortality, persistency, and other assumptions based on the Company’s experience, modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation. Reserve investment yield assumptions on December 31, 2006 range from approximately 5.0% to 7.0%. The liability for future policy benefits and claims on traditional life, health, and credit insurance products includes estimated unpaid claims that have been reported to the Company and claims incurred but not yet reported. Policy claims are charged to expense in the period in which the claims are incurred.

Activity in the liability for unpaid claims for life and health insurance is summarized as follows:

	2006	2005	2004
Balance beginning of year	$134,104	$135,015	$121,832
Less reinsurance	61,655	66,788	55,395
Net balance beginning of year	72,449	68,227	66,437
Incurred related to:
Current year	395,873	258,138	256,754
Prior year	(9,685)	(2,247)	(30)
Total incurred	386,188	255,891	256,724
Paid related to:
Current year	304,177	208,832	210,943
Prior year	55,349	42,837	43,991
Total paid	359,526	251,669	254,934
Other changes:
Acquisitions and reserve transfers	8,992	0	0
Net balance end of year	108,103	72,449	68,227
Plus reinsurance	59,654	61,655	66,788
Balance end of year	$167,757	$134,104	$135,015

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Universal Life and Investment Products:

Universal life and investment products include universal life insurance, guaranteed investment contracts, guaranteed funding agreements, deferred annuities, and annuities without life contingencies. Premiums and policy fees for universal life and investment products consist of fees that have been assessed against policy account balances for the costs of insurance, policy administration, and surrenders. Such fees are recognized when assessed and earned. Benefit reserves for universal life and investment products represent policy account balances before applicable surrender charges plus certain deferred policy initiation fees that are recognized in income over the term of the policies. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policy account balances. Interest rates credited to universal life products ranged from 3.0% to 12.6% and investment products ranged from 2.3% to 11.4% in 2006.

The Company’s accounting policies with respect to variable universal life and variable annuities are identical except that policy account balances (excluding account balances that earn a fixed rate) are valued at market and reported as components of assets and liabilities related to separate accounts.

Property and Casualty Insurance Products:

Property and casualty insurance products include service contract business, surety bonds, residual value insurance, guaranteed asset protection (“GAP”), credit-related coverages, and inventory protection products. Premiums for service contracts and GAP products are recognized based on expected claim patterns. For all other products, premiums are generally recognized over the terms of the contract on a pro-rata basis. Fee income from providing administrative services is recognized as earned when the related services are performed. Unearned premium reserves are maintained for the portion of the premiums that is related to the unexpired period of the policy. Benefit reserves are recorded when insured events occur. Benefit reserves include case basis reserves for known but unpaid claims as of the balance sheet date as well as incurred but not reported (“IBNR”) reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date. The case basis reserves and IBNR are calculated based on historical experience and on assumptions relating to claim severity and frequency, the level of used vehicle prices, and other factors. These assumptions are modified as necessary to reflect anticipated trends.

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Income tax provisions are generally based on income reported for financial statement purposes. Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the marking to market value of investment assets, the deferral of policy acquisition costs, and the provision for future policy benefits and expenses.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

New Accounting Pronouncements

Statement of Position 05-1.   In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (“AcSEC”) issued Statement of Position (“SOP”) 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards (“SFAS”) No. 97 (“SFAS 97”), “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments.”  SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Contract modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. Contract modifications that result in a substantially changed contract should be accounted for as an extinguishment of the replaced contract, and any unamortized DAC, unearned revenue and deferred sales charges must be written off. SOP 05-1 is to be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Due to the nature of the interpretative issues recently released by the American Institute of Certified Public Accountants, the Company continues to evaluate the impact SOP 05-1 will have on its consolidated results of operations and financial position, but does not currently believe that its adoption effective January 1, 2007, will have a material impact on its financial position or results of operations.

SFAS No. 155 — Accounting for Certain Hybrid Financial Instruments — an amendment of FASB Statements No. 133 and 140.   In February 2006, the Financial Accounting Standards Board (“FASB”) issued SFAS No. 155, “Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140” (“SFAS 155”). SFAS 155 amends Statement of Financial Accounting Standards No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“SFAS 133”) and Statement of Financial Accounting Standards No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities” (“SFAS 140”) and resolves issues addressed in SFAS 133 DIG Issue D1, “Application of Statement 133 to Beneficial Interest in Securitized Financial Assets.”  SFAS 155 partially eliminates the exemption from applying the bifurcation requirements of SFAS 133 to interests in securitized financial assets, in an effort to ensure that similar instruments are accounted for consistently regardless of the form of the instrument. The Company continues to evaluate the impact of SFAS 155, which is effective for all financial instruments acquired or issued after January 1, 2007, but does not currently believe that its adoption will have a material impact on its financial position or results of operations.

SFAS No. 156 — Accounting for Servicing of Financial Assets — an amendment of FASB Statement No. 140.   In March 2006, the FASB issued SFAS No. 156, “Accounting for Servicing of Financial Assets - an amendment of FASB Statement 140” (“SFAS 156”). SFAS 156 amends SFAS 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities,” with respect to the accounting for separately recognized servicing assets and servicing liabilities. SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

financial asset by entering into a servicing contract in certain situations. Additionally, SFAS 156 permits the choice of the amortization method or the fair value measurement method, with changes in fair value recorded in income, for the subsequent measurement for each class of separately recognized servicing assets and servicing liabilities. The statement is effective for fiscal years beginning after September 15, 2006, and therefore will be adopted by the Company effective January 1, 2007. The Company continues to evaluate SFAS 156, but does not believe that its adoption will have a material impact on its financial position or results of operations.

FASB Interpretation No. 48.   In July 2006, the FASB issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109,” (“FIN 48”). FIN 48 is effective for fiscal years beginning after December 15, 2006, and therefore will be adopted by the Company effective January 1, 2007. This interpretation requires, in order for the Company to recognize a benefit in its financial statements from a given tax return position, that there must be a greater than 50 percent chance of success with the relevant taxing authority with regard to that tax return position. In making this analysis, the Company must assume that the taxing authority is fully informed of all of the facts regarding this issue. FIN 48 also provides guidance on how the benefit, if any, that will be recognized in the financial statements should be measured. Furthermore, new disclosures regarding the effect of the accounting for uncertain tax positions on the financial statements will be required. Any adjustment to the Company’s December 31, 2006 Consolidated Balance Sheet due to the adoption of FIN 48 will be recognized as an adjustment to the Company’s January 1, 2007 retained earnings. The Company is currently evaluating the impact that the adoption of FIN 48 will have on its Consolidated Balance Sheet at December 31, 2006, and on its Consolidated Statements of Income in future periods.

SFAS No. 157 — Fair Value Measurements.   In September 2006, FASB issued SFAS No. 157, “Fair Value Measurements” (“SFAS 157). This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 is effective prospectively with a limited form of retrospective application for fiscal years beginning after November 15, 2007, with early adoption encouraged. The Company is currently evaluating the impact that SFAS 157 will have on its consolidated results of operations and financial position.

SFAS No. 158 — Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans—an amendment of FASB Statements No. 87, 88, 106, and 132(R).   In September 2006, the FASB issued SFAS No. 158 (“SFAS 158), “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans, which amends SFAS No. 87, “Employers’ Accounting for Pensions” (“SFAS 87”), SFAS No. 88, “Employers’ Accounting for Settlements and Curtailments of Defined Benefit Pension Plans and for Termination Benefits” (“SFAS 88”), SFAS No. 106, “Employers’ Accounting for Postretirement Benefits Other Than Pensions” (“SFAS 106”), and SFAS No. 132 (revised), “Employers’ Disclosures About Pensions and Other Postretirement Benefits” (“SFAS 132 (R))”. SFAS 158 requires that the funded status of defined benefit postretirement plans be fully recognized on the statement of financial position, and requires the recognition of changes in the funded status of such plans in the year in which the changes occur through comprehensive income. Additionally, SFAS 158 requires an employer to measure the funded status of a plan as of the date of its year-end statement of financial position. SFAS 158 is effective for fiscal years ending after December 15, 2006 and therefore has been adopted by PLC as of December 31, 2006. This standard was adopted by PLC prospectively, and as a result, prior periods were

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

not restated. The adoption of this standard resulted in a net fund asset of $5.8 million related to PLC’s defined benefit pension plan and a net fund liability of $25.2 million related to its unfunded excess benefits plan as of December 31, 2006.

Staff Accounting Bulletin No. 108.   In September 2006, the Securities and Exchange Commission (“SEC”) issued Staff Accounting Bulletin No. 108 (“SAB 108”) which provides guidance on quantifying financial statement misstatements. SAB 108 requires financial statement misstatements to be quantified in relation to both its impact on the current year income statement (the “rollover” approach) and the current year balance sheet (the “iron curtain” approach). If a misstatement is material under either approach (the “dual approach”) the financial statements must be adjusted for the misstatement.

SFAS No. 159 — The Fair Value Option for Financial Assets and Financial Liabilities.   In February 2007, the FASB issued SFAS No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities — Including an amendment of FASB Statement No. 115” (“SFAS 159”). This standard permits all entities to choose to measure eligible items at fair value at specified election dates. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted, but only if the Company elects to apply the provisions of SFAS 157. The Company is currently evaluating the impact that SFAS 159 will have on its consolidated results of operations and financial position.

Reclassifications

Certain reclassifications have been made in the previously reported financial statements and accompanying notes to make the prior year amounts comparable to those of the current year. Such reclassifications had no effect on previously reported net income or share-owners’ equity. Included in these reclassifications is a change in the Consolidated Statements of Cash Flows to remove the effects of policy fees assessed on universal life and investment products from financing activities. While this had no effect on total cash flow, for the years ended December 31, 2005 and 2004, net cash provided by operating activities was decreased and net cash provided by financing activities was increased by $421.4 million and $349.1 million, respectively.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

3.   RECENT ACQUISITIONS

Chase Insurance Group Acquisition

On July 3, 2006, the Company completed the acquisition contemplated by the Stock Purchase Agreement. Pursuant to that agreement with JPMorgan Chase & Co. (“JPMC”) and two of its wholly-owned subsidiaries (collectively, the “Sellers”), Protective Life and its subsidiary West Coast Life Insurance Company purchased from the Sellers the Chase Insurance Group, which consisted of five insurance companies that manufacture and administer traditional life insurance and annuity products and four related non-insurance companies (which collectively are referred to as the “Chase Insurance Group”) for a net purchase price of $873.5 million. The Chase Insurance Group is headquartered in Elgin, Illinois, and offers primarily level premium term and other traditional life products, as well as fixed and variable annuity products. The Chase Insurance Group’s results of operations are included in the Company’s consolidated results of operations beginning July 3, 2006.

This transaction was accounted for under the purchase method of accounting prescribed by SFAS No. 141, “Business Combinations” (“SFAS 141”). SFAS 141 requires that the total purchase price be allocated to the assets acquired and liabilities assumed based on their fair values at the acquisition date. The allocation of the $873.5 million aggregate purchase price to the specific identifiable tangible and intangible assets and liabilities is as follows:

Fair Value as of July 3, 2006
ASSETS
Investments	$6,784,023
Policy loans	380,608
Cash	392,493
Accrued investment income	88,069
Accounts and premiums receivable, net	14,342
Reinsurance receivable	1,093,633
Value of business acquired	739,856
Goodwill	32,007
Other assets	25,214
Intangible assets	3,200
Deferred tax asset	13,290
Assets related to separate accounts	110,073
Total assets	9,676,808
LIABILITIES
Policy liabilities and accruals	2,704,790
Annuity account balances	5,528,849
Other policyholders’ funds	273,805
Other liabilities	161,309
Accrued income taxes	24,445
Liabilities related to separate accounts	110,073
Total liabilities	8,803,271
NET ASSETS ACQUIRED	$873,537

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

3.   RECENT ACQUISITIONS — (Continued)

Immediately after the closing of the acquisition, the Company entered into agreements with Commonwealth Annuity and Life Insurance Company (formerly known as Allmerica Financial Life Insurance and Annuity Company) (“CALIC”) and Wilton Reassurance Company and Wilton Reinsurance Bermuda Limited (collectively, the “Wilton Re Group”), whereby CALIC reinsured 100% of the variable annuity business of the Chase Insurance Group and the Wilton Re Group reinsured approximately 42% of the other insurance business of the Chase Insurance Group. The aggregate ceding commissions received by the Company from these transactions was $330.5 million. The $32.0 million of goodwill was assigned to the Acquisitions Segment, and of this amount, approximately $63.9 million is expected to be deductible for tax purposes.

Certain of the reinsurance agreements with CALIC and the Wilton Re Group are in the form of modified coinsurance (“Modco”) agreements. Company investments supporting these agreements, consisting of primarily fixed income securities in designated portfolios, are designated as “trading securities” under U.S. GAAP. Investment results for these portfolios, including gains and losses from sales, are passed directly to the reinsurers through the contractual terms of the reinsurance arrangements. Trading securities are carried at fair value and changes in fair value are included in net income as realized investment gains (losses) as they occur. These amounts are substantially offset by changes in the fair value of embedded derivative liabilities associated with the underlying reinsurance arrangements.

Western General Acquisition

On July 14, 2006, the Company completed the acquisition of the vehicle extended service contract business of Western General effective as of July 1, 2006. Western General, headquartered in Calabasas, California, is a provider of vehicle service contracts nationally, focusing primarily on the west coast market. In addition, Western General currently provides extended service contract administration for several automobile manufacturers and provides used car service contracts for a publicly-traded national dealership group.

This transaction was accounted for under the purchase method of accounting prescribed by SFAS 141. Western General’s results of operations are included in the Company’s consolidated results of operations beginning July 1, 2006. The purchase price for Western General was $33.0 million, and is subject to contingent consideration based on future performance.

The fair value of Western General’s net assets acquired was $14.2 million. Goodwill of $18.8 million resulted from the excess of purchase price over the fair value of Western General’s net assets. This goodwill was allocated to the Company’s Asset Protection segment. The Company paid a premium over the fair value of Western General’s net assets for a number of potential strategic and financial benefits that are expected to be realized as a result of the acquisition including, but not limited to, the following:

•       Expanded distribution network

•       Increased geographic presence

•       Broader product portfolio in core product lines

•       Additional administration capabilities

•       Greater size and scale with improved earnings diversification

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

3.   RECENT ACQUISITIONS — (Continued)

SFAS 141 requires that the total purchase price be allocated to the assets acquired and liabilities assumed based on their fair values at the acquisition date. The following table summarizes the fair values of the net assets acquired as of the acquisition date:

Fair Value as of July 1, 2006)
ASSETS
Investments	$18,571
Cash	1,873
Accrued investment income	114
Accounts and premiums receivable, net	16,924
Value of business acquired and other intangible assets	12,650
Goodwill	18,813
Property and equipment	450
Other assets	9,990
Income tax receivable	41
Deferred income taxes	2,735
Total assets	82,161
LIABILITIES
Policy liabilities and accruals	39,596
Other liabilities	9,607
Total liabilities	49,203
NET ASSETS ACQUIRED	$32,958

The $18.8 million of goodwill was assigned to the Asset Protection Segment, and of this amount, approximately $10.4 million is expected to be deductible for tax purposes.

Pro forma Condensed Consolidated Results of Operations

The following (unaudited) pro forma condensed consolidated results of operations assume that the acquisitions of both the Chase Insurance Group and Western General were completed as of January 1, 2006 and 2005:

	Years Ended December 31
	2006	2005
Revenue	$2,726,155	$2,444,131
Net Income	$288,998	$279,087

The pro forma information above is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been achieved had the acquisition been consummated as of that time, nor is it intended to be a projection of future results.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

4.   INVESTMENT OPERATIONS

Major categories of net investment income for the years ended December 31 are summarized as follows:

	2006	2005	2004
Fixed maturities	$1,071,256	$887,745	$806,748
Equity securities	5,585	4,009	2,019
Mortgage loans	268,380	257,914	232,577
Investment real estate	384	2,361	2,043
Policy loans	44,940	34,741	36,744
Other	59,253	23,114	15,648
	1,449,798	1,209,884	1,095,779
Investment expenses	97,366	81,964	66,573
	$1,352,432	$1,127,920	$1,029,206

Realized investment gains (losses) for all other investments for the years ended December 31 are summarized as follows:

	2006	2005	2004
Fixed maturities	$38,278	$36,764	$29,015
Equity securities	289	(636)	2,524
Mark to market-Modco trading portfolios	44,552	0	0
Mortgage loans and other investments	18,745	1,806	(768)
	$101,864	$37,934	$30,771

In 2006, gross gains on investments available for sale (fixed maturities, equity securities, and short-term investments) were $79.5 million, and gross losses were $40.9 million. In 2005, gross gains were $76.4 million, and gross losses were $40.3 million. In 2004, gross gains on investments available for sale were $54.8 million, and gross losses were $23.3 million.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

4.   INVESTMENT OPERATIONS — (Continued)

The amortized cost and estimated market value of the Company’s investments classified as available for sale at December 31 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
2006
Fixed maturities:
Bonds:
Mortgage-backed securities	$6,548,009	$37,734	$(63,547)	$6,522,196
United States Government and authorities	966,904	4,185	(4,959)	966,130
States, municipalities, and political subdivisions	76,135	1,842	(179)	77,798
Public utilities	1,575,015	44,526	(29,119)	1,590,422
Convertibles and bonds with warrants	231	11	(41)	201
All other corporate bonds	8,091,907	235,235	(97,109)	8,230,032
Redeemable preferred stocks	50	0	0	50
	17,258,251	323,533	(194,954)	17,386,829
Equity securities	73,237	7,171	(300)	80,108
Short-term investments	1,063,731	0	0	1,063,731
	$18,395,219	$330,704	$(195,254)	$18,530,668
2005
Fixed maturities:
Bonds:
Mortgage-backed securities	$5,903,486	$36,373	$(90,660)	$5,849,199
United States Government and authorities	686,792	5,773	(1,267)	691,298
States, municipalities, and political subdivisions	47,887	2,314	(38)	50,163
Public utilities	1,618,025	88,303	(11,721)	1,694,607
Convertibles and bonds with warrants	230	0	(63)	167
All other corporate bonds	6,476,516	339,680	(66,913)	6,749,283
Redeemable preferred stocks	2,647	0	(139)	2,508
	14,735,583	472,443	(170,801)	15,037,225
Equity securities	79,322	6,349	(331)	85,340
Short-term investments	755,805	0	0	755,805
	$15,570,710	$478,792	$(171,132)	$15,878,370

At December 31, 2006 and 2005, the Company had an additional $3.5 billion and $0.0 million, respectively, of fixed maturities and $302.7 million and $0.0 million, respectively, of short-term investments classified as trading securities.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

4.   INVESTMENT OPERATIONS — (Continued)

The amortized cost and estimated market value of available for sale fixed maturities at December 31, 2006, by expected maturity, are shown as follows. Expected maturities are derived from rates of prepayment that may differ from actual rates of prepayment.

	Estimated Amortized Cost	Estimated Market Value
Due in one year or less	$355,816	$356,826
Due after one year through five years	4,564,950	4,612,660
Due after five years through ten years	4,964,943	4,954,396
Due after ten years	7,372,542	7,462,947
	$17,258,251	$17,386,829

Each quarter the Company reviews investments with unrealized losses and tests for other-than-temporary impairments. The Company analyzes various factors to determine if any specific other-than-temporary asset impairments exist. These include, but are not limited to: 1) actions taken by rating agencies, 2) default by the issuer, 3) the significance of the decline, 4) the intent and ability of the Company to hold the investment until recovery, 5) the time period during which the decline has occurred, 6) an economic analysis of the issuer’s industry, and 7) the financial strength, liquidity, and recoverability of the issuer. Management performs a security by security review each quarter in evaluating the need for any other-than-temporary impairments. Although no set formula is used in this process, the investment performance and continued viability of the issuer are significant measures considered. Once a determination has been made that a specific other-than-temporary impairment exists, a realized loss is incurred and the cost basis of the impaired asset is adjusted to its fair value. During 2006, 2005, and 2004, respectively, the Company recorded other-than-temporary impairments in its investments of $5.7 million, $11.8 million, and $15.8 million, respectively.

The following table shows the Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2006.

	Less Than 12 Months		12 Months or More		Total
	Market Value	Unrealized Loss	Market Value	Unrealized Loss	Market Value	Unrealized Loss
Mortgage-backed securities	$1,130,211	$(4,065)	$3,001,516	$(59,484)	$4,131,727	$(63,549)
US Govt & Agencies	873,248	(3,923)	41,705	(1,036)	914,953	(4,959)
States, municipalities, etc.	1,617	(7)	1,087	(8)	2,704	(15)
Public utilities	347,289	(9,553)	349,402	(19,567)	696,691	(29,120)
Convertible bonds	0	0	47	(41)	47	(41)
Other corporate bonds	1,510,840	(34,479)	1,360,403	(62,790)	2,871,243	(97,269)
Equities	147	(59)	3,360	(242)	3,507	(301)
	$3,863,352	$(52,086)	$4,757,520	$(143,168)	$8,620,872	$(195,254)

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

4.   INVESTMENT OPERATIONS — (Continued)

For mortgage-backed securities in an unrealized loss position for greater than 12 months, $3.7 million of the $59.5 million unrealized loss relates to securities issued in Company-sponsored commercial loan securitizations. The remaining losses are primarily the result of a rising interest rate environment during the past year. The Company does not consider these unrealized loss positions to be other than temporary, because the underlying mortgage loans continue to perform consistently with the Company’s original expectations.

The public utilities category has gross unrealized losses greater than 12 months of $19.6 million, while the other corporate bonds category has gross unrealized losses greater than 12 months of $62.8 million at December 31, 2006. These losses related primarily to the increase in interest rates over the past year. The aggregate decline in market value of these securities was deemed temporary due to positive factors supporting the recoverability of the respective investments. Positive factors considered included credit ratings, the financial health of the investee, the continued access of the investee to capital markets, and other pertinent information including the Company’s ability and intent to hold these securities to recovery.

The following table shows the Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2005.

	Less Than 12 Months		12 Months or More		Total
	Market Value	Unrealized Loss	Market Value	Unrealized Loss	Market Value	Unrealized Loss
Mortgage-backed securities	$4,576,492	$(71,530)	$88,264	$(19,196)	$4,664,756	$(90,726)
US government	109,188	(439)	23,587	(828)	132,775	(1,267)
States, municipalities, etc.	3,168	(38)	0	0	3,168	(38)
Public utilities	362,202	(7,131)	75,972	(4,685)	438,174	(11,816)
Convertible bonds	0	0	167	(63)	167	(63)
Other corporate bonds	1,537,310	(46,646)	323,241	(20,475)	1,860,551	(67,121)
Equities	3,667	(232)	880	(235)	4,547	(467)
	$6,592,027	$(126,016)	$512,111	$(45,482)	$7,104,138	$(171,498)

At December 31, 2006 and 2005, the Company had bonds which were rated less than investment grade of $318.9 million and $1,083.6 million, respectively, having an amortized cost of $325.1 million and $933.0 million, respectively. Not included in these less than investment grade bonds at December 31, 2006 and 2005, are $21.2 million and $0.0 million, respectively, of trading securities. At December 31, 2006, approximately $22.7 million of the bonds rated less than investment grade were securities issued in Company-sponsored commercial mortgage loan securitizations. Approximately $2.1 billion of bonds are not publicly traded.

The change in unrealized gains (losses), net of income tax, on fixed maturity and equity securities, classified as available for sale, for the years ended December 31 is summarized as follows:

	2006	2005	2004
Fixed maturities	$(112,231)	$(257,117)	$54,931
Equity securities	554	2,032	1,001

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

4.   INVESTMENT OPERATIONS — (Continued)

The Company participates in securities lending, primarily as an investment yield enhancement, whereby securities that are held as investments are loaned to third parties for short periods of time. The Company requires collateral of 102% of the market value of the loaned securities to be separately maintained. The loaned securities’ market value is monitored, on a daily basis, with additional collateral obtained as necessary. At December 31, 2006, securities with a market value of $444.5 million were loaned under these agreements. As collateral for the loaned securities, the Company receives short-term investments, which are recorded in “short-term investments” with a corresponding liability recorded in “other liabilities” to account for the Company’s obligation to return the collateral.

At December 31, 2006, all of the Company’s mortgage loans were commercial loans of which 68% were retail, 12% were office buildings, 10% were apartments, 7% were warehouses, and 3% were other. The Company specializes in making mortgage loans on either credit-oriented or credit-anchored commercial properties. No single tenant’s leased space represents more than 2.4% of mortgage loans. Approximately 71% of the mortgage loans are on properties located in the following states listed in decreasing order of significance: Texas, Tennessee, Alabama, Georgia, Florida, South Carolina, North Carolina, Utah, California, Indiana, Ohio, and Pennsylvania. At December 31, 2006, the average mortgage loan was $2.5 million, and the weighted average interest rate was 6.6%. The largest single mortgage loan was $26.5 million.

Many of the mortgage loans have call provisions between 3 and 10 years. Assuming the loans are called at their next call dates, approximately $166.8 million would become due in 2007, $470.6 million in 2008 through 2011, $857.1 million in 2012 through 2016, and $269.2 million thereafter.

For several years the Company has offered a type of commercial mortgage loan under which the Company will permit a slightly higher loan-to-value ratio in exchange for a participating interest in the cash flows from the underlying real estate. As of December 31, 2006 and 2005, approximately $493.0 million and $434.9 million, respectively, of the Company’s mortgage loans have this participation feature.

At December 31, 2006 and 2005, the Company’s problem mortgage loans (over sixty days past due) and foreclosed properties totaled $15.8 million and $22.3 million, respectively. Since the Company’s mortgage loans are collateralized by real estate, any assessment of impairment is based upon the estimated fair value of the real estate. At December 31, 2006 and 2005, the Company had an allowance for mortgage loan credit losses of $0.5 million and $6.8 million, respectively. This allowance is calculated through analysis of specific loans that are believed to be at a higher risk of becoming impaired in the near future.

Certain investments, consisting of fixed maturities, equities, and investment real estate, with a carrying value of $66.3 million were non-income producing for the twelve months ended December 31, 2006.

At December 31, 2006 and 2005, the Company had investments related to retained beneficial interests of mortgage loan securitizations of $173.4 million and $225.6 million, respectively.

Policy loan interest rates generally range from 3.0% to 12.0%.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

5.   DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESSES ACQUIRED

Deferred policy acquisition costs

The balances of and changes in DAC as of and for the years ended December 31, are as follows:

	2006	2005
Balance, beginning of period	$1,767,241	$1,356,916
Capitalization of commissions, sales and issue expenses	421,818	721,823
Amortization	(173,696)	(165,920)
Change in unrealized investment gains and losses	90,538	(145,163)
Balance, end of period	$2,105,901	$1,767,656

Value of businesses acquired

The balances of and changes in VOBA as of and for the years ended December 31, are as follows:

	2006	2005
Balance, beginning of period	$436,455	$468,188
Acquisitions	751,992	0
Amortization	(58,426)	(31,733)
Change in unrealized investment gains and losses	(16,052)	0
Other	127	0
Balance, end of period	$1,114,096	$436,455

The expected amortization of VOBA for the next five years is as follows:

Year	Expected Amortization
2007	$97,921
2008	90,035
2009	83,344
2010	77,593
2011	74,414

6.   GOODWILL

The changes in the carrying amount of goodwill by segment are as follows:

	Acquisitions	Asset Protection	Total Consolidated
Balance as of December 31, 2004	$0	$35,978	$35,978
Contingent payment related to prior acquisition	0	2,804	2,804
Balance as of December 31, 2005	0	38,782	38,782
Goodwill acquired in current period acquisitions	32,007	18,813	50,820
Contingent payment related to prior acquisition	0	236	236
Sale of subsidiary to parent	0	(14,308)	(14,308)
Balance as of December 31, 2006	$32,007	$43,523	$75,530

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

6.   GOODWILL — (Continued)

The $32.0 million increase in 2006 in goodwill in the Acquisitions segment is related to the Chase Insurance Group acquisition discussed in Note 3. The $18.8 million increase in 2006 in goodwill in the Asset Protection segment is related to the Western General acquisition discussed in Note 3. Goodwill also increased by $0.2 million and $2.8 million in the Asset Protection segment in 2006 and 2005, respectively, due to a contingent payment related to the purchase of a small subsidiary in a prior year. Additionally, during 2006, First Protection Company sold all of the outstanding stock of First Protection Corporation to PLC (see Note 14) which decreased goodwill in the Asset Protection Segment by $14.3 million.

7.   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

In July 2003, AcSEC issued Statement of Position 03-1 “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts” (“SOP 03-1”). SOP 03-1 provides guidance related to the establishment of reserves for benefit guarantees provided under certain long-duration contracts, as well as the accounting for mortality benefits provided in certain universal life products. In addition, it addresses the capitalization and amortization of sales inducements to contract holders. The SOP was effective January 1, 2004, and was adopted through an adjustment for the cumulative effect of change in accounting principle amounting to $15.8 million (net of $8.5 million income tax).

The Company issues variable universal life and variable annuity products through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. The Company also offers, for its variable annuity products, various account value guarantees upon death. The most significant of these guarantees involve (a) return of the highest anniversary date account value, or (b) return of the greater of the highest anniversary date account value or the last anniversary date account value compounded at 5% interest. The guaranteed minimum death benefit (“GMDB”) reserve is calculated by applying a benefit ratio, equal to the present value of total expected GMDB claims divided by the present value of total expected contract assessments, to cumulative contract assessments. This amount is then adjusted by the amount of cumulative GMDB claims paid and accrued interest. Assumptions used in the calculation of the GMDB reserve were as follows: mean investment performance of 8.5%, mortality at 65% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table, lapse rates ranging from 2%-20% (depending on product type and duration), and an average discount rate of 6.5%. Changes in the GMDB reserve are included in benefits and settlement expenses in the accompanying consolidated statements of income.

The variable annuity separate account balances subject to GMDB were $2.8 billion at December 31, 2006. The total guaranteed amount payable based on variable annuity account balances at December 31, 2006, was $120.7 million (including $93.9 million in the Annuities segment and $26.8 million in the Acquisitions segment), with a GMDB reserve of $2.2 million (including $1.8 million in the Annuities segment and $0.4 million in the Acquisitions segment). These amounts exclude the variable annuity business of the Chase insurance Group which has been 100% reinsured to Commonwealth Annuity and Life Insurance Company (formerly known as Allmerica Financial Life Insurance and Annuity Company) (“CALIC”), under a modified coinsurance (“Modco”) agreement. The guaranteed amount payable and GMDB reserve associated with these annuities are $69.3 million and $3.1 million, respectively, and are included in the Acquisitions segment. The average attained age of contract holders at December 31, 2006 was 66.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

7.   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS — (Continued)

Activity relating to GMDB reserves (excluding those 100% reinsured under the Modco agreement) for the years ended December 31 was as follows:

	2006	2005	2004
Beginning balance	$2,437	$5,020	$5,895
Incurred guarantee benefits	1,630	184	3,179
Paid guarantee benefits	1,916	2,767	4,054
Ending balance	$2,151	$2,437	$5,020

Account balances of variable annuities with guarantees invested in variable annuity separate accounts as of December 31 were as follows:

	2006	2005
Equity mutual funds	$2,508,422	$2,151,288
Fixed income mutual funds	241,707	225,836
Total	$2,750,129	$2,377,124

Certain of the Company’s fixed annuities and universal life products have a sales inducement in the form of a retroactive interest credit (“RIC”). In addition, certain variable annuity contracts provide a sales inducement in the form of a bonus interest credit. In accordance with SOP 03-1, the Company maintains a reserve for all interest credits earned to date. The Company defers the expense associated with the RIC and bonus interest credits each period and amortizes these costs in a manner similar to that used for DAC.

Activity in the Company’s deferred sales inducement asset for the years ended December 31 was as follows:

	2006	2005	2004
Deferred asset, beginning of period	$39,311	$28,618	$27,713
Amounts deferred	30,124	17,182	12,597
Amortization	(10,395)	(6,489)	(11,692)
Deferred asset, end of period	$59,040	$39,311	$28,618

8.   REINSURANCE

The Company reinsures certain of its risks with (cedes), and assumes risks from, other insurers under yearly renewable term, coinsurance, and modified coinsurance agreements. Under yearly renewable term agreements, the Company reinsures only the mortality risk, while under coinsurance, the Company reinsures a proportionate part of all risks arising under the reinsured policy. Under coinsurance, the reinsurer receives a proportionate part of the premiums less commissions and is liable for a corresponding part of all benefit payments. Modified coinsurance is accounted for similarly to coinsurance except that the liability for future policy benefits is held by the original company, and settlements are made on a net basis between the companies.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

8.   REINSURANCE — (Continued)

Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company continues to monitor the consolidation of reinsurers and the concentration of credit risk the Company has with any reinsurer, as well as the financial condition of its reinsurers. At December 31, 2006, the Company had reinsured approximately 79.6% of the face value of its life insurance in force. The Company had reinsured approximately 33.9% of the face value of its life insurance in force with the following three reinsurers:

•       Swiss Re Life & Health America Inc.

•       Lincoln National Life Insurance Co. (currently administered by Swiss Re Life & Health America Inc.)

•       Security Life of Denver Insurance Co. (currently administered by Scottish Re)

These reinsurers had a minimum Standard & Poor’s rating of AA- and a minimum A. M. Best rating of A+ as of December 31, 2006. The Company has not experienced any credit losses for the years ended December 31, 2006, 2005, or 2004 related to these reinsurers. The Company sets a limit on the amount of insurance retained on the life of any one person. In 2005, the Company increased its retention for certain newly issued traditional life products from $500,000 to $1,000,000 on any one life. The Company’s maximum retention for newly issued universal life products is $1,000,000.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers, for both short and long-duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with reinsured policies.

The following table presents the net life insurance in-force as of December 31:

	2006	2005	2004
Direct life insurance in-force	$700,268	$443,923	$379,589
Amounts assumed from other companies	24,226	23,211	29,448
Amounts ceded to other companies	(576,791)	(393,605)	(354,016)
Net life insurance in-force	$147,703	$73,529	$55,021
Percentage of amount assumed to net	16%	32%	54%

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

8.   REINSURANCE — (Continued)

The following table reflects the effect of reinsurance on life insurance premiums written and earned for the years ended December 31:

	2006	2005	2004
Direct premiums	$1,739	$1,370	$1,219
Reinsurance assumed	192	222	220
Reinsurance ceded	(1,211)	(1,065)	(960)
Net premiums	$720	$527	$479
Percentage of amount assumed to net	27%	42%	46%

The Company has also reinsured accident and health risks representing $41.4 million, $43.9 million, and $60.6 million of premium income, while it has assumed accident and health risks representing $4.4 million, $4.1 million, and $25.5 million of premium income for 2006, 2005, and 2004, respectively. In addition, the Company reinsured property and casualty risks representing $191.3 million, $118.3 million, and $122.4 million of premium income, while it assumed property and casualty risks representing $100.8 million, $13.4 million, and $27.6 million of premium income for 2006, 2005, and 2004, respectively.

In 2006 and 2005, policy and claim reserves relating to insurance ceded of $4.5 billion and $3.0 billion, respectively, are included in reinsurance receivables. Should any of the reinsurers be unable to meet its obligation at the time of the claim, obligation to pay such claim would remain with the Company. At December 31, 2006 and 2005, the Company had paid $51.7 million and $57.7 million, respectively, of ceded benefits which are recoverable from reinsurers. In addition, at December 31, 2006 and 2005, the Company had receivables of $65.7 million and $66.6 million, respectively, related to insurance assumed.

During 2006, the Company recorded $27.1 million of bad debt charges related to its Lender’s Indemnity product line. The bad debt charges recorded by the Company followed the bankruptcy filing related to CENTRIX Financial LLC (“CENTRIX”), the originator and servicer of the business, and is the result of the Company’s assessment, based in part on facts discovered by an audit after the bankruptcy filing, of the inability of CENTRIX and an affiliated reinsurer to meet their obligations under the program. The product guarantees to the lender, primarily credit unions, the difference between a value calculated based on the estimated or actual market value of a vehicle and the outstanding balance of a loan in the event the vehicle is repossessed or sold because the loan is in default. The Company ceased offering the Lender’s Indemnity product in 2003. In the short term, CENTRIX is expected to continue to operate as debtor in possession and service the outstanding loans. The Company has increased reserves for the remaining business based on the expectation that the frequency and severity of losses will be greater than previously assumed. These assumptions will be analyzed and updated as the business continues to run off, which will essentially be complete by 2008.

9.   DEBT AND OTHER OBLIGATIONS

Liabilities Related to Variable Interest Entities

In accordance with FIN 46, the Company consolidates a real estate investment company. The $20.4 million and $42.6 million of notes payable reported on the balance sheet as “liabilities related to

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

9.   DEBT AND OTHER OBLIGATIONS — (Continued)

variable interest entities” at December 31, 2006 and 2005, respectively, represent notes payable owed by this entity consolidated under FIN 46, and are not the legal obligations of the Company. These obligations will be repaid with cash flows generated by the separate entity’s operations.

Non-Recourse Funding Obligations

Golden Gate Captive Insurance Company (“Golden Gate”), a special purpose financial captive insurance company wholly owned by the Company, has $425 million of non-recourse funding obligations outstanding at December 31, 2006, which bear a floating rate of interest (6.6% at December 31, 2006) and mature in 2037. These non-recourse funding obligations were issued under a surplus notes facility established with certain purchasers through which Golden Gate may issue up to an aggregate of $600 million of non-recourse funding obligations through June 2007. The non-recourse funding obligations are direct financial obligations of Golden Gate and are not guaranteed by the Company or PLC. The non-recourse obligations are represented by surplus notes that were issued to fund statutory reserves required by the Valuation of Life Insurance Policies Regulation (“Regulation XXX”). Any payment of principal of, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing order and in accordance with applicable law. Under the terms of the notes, the holders of the notes cannot require repayment from PLC, the Company, or any of PLC’s other subsidiaries, other than Golden Gate, the direct issuer of the notes, although PLC has agreed to indemnify Golden Gate for certain costs and obligations (which obligations do not include payment of principle and interest on the notes). In addition, PLC has entered into certain support agreements with Golden Gate obligating PLC to make capital contributions to Golden Gate or provide support related to certain of Golden Gate’s expenses and in certain circumstances, to collateralize certain of PLC’s obligations to Golden Gate.

Other Obligations

The Company routinely receives from or pays to affiliates under the control of PLC reimbursements for expenses incurred on one another’s behalf. Receivables and payables among affiliates are generally settled monthly.

Interest Expense

Interest expense on debt and other obligations totaled $20.3 million, $10.6 million, and $5.5 million in 2006, 2005, and 2004, respectively.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

10. COMMITMENTS AND CONTINGENT LIABILITIES

The Company leases administrative and marketing office space in approximately 22 cities including Birmingham, with most leases being for periods of three to ten years. The aggregate annualized rent is approximately $7.7 million. The following is a schedule by year of future minimum rental payments required under these leases:

Year	Amount
2007	$7,668
2008	7,084
2009	6,358
2010	5,637
2011	4,412
Thereafter	10,032

Additionally, the Company leases a building contiguous to its home office. The original lease was due to expire in February 2007, and in January 2007, this lease was renegotiated and the maturity date extended to January 2014. Lease payments are expected to approximate $4.4 million in 2007. At the end of the lease term, the Company may purchase the building for approximately $75 million.

Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s own financial strength.

A number of civil jury verdicts have been returned against insurers and other providers of financial services involving sales practices, alleged agent misconduct, failure to properly supervise representatives, relationships with agents or persons with whom the insurer does business, and other matters. Increasingly these lawsuits have resulted in the award of substantial judgments that are disproportionate to the actual damages, including material amounts of punitive and non-economic compensatory damages. In some states, juries, judges, and arbitrators have substantial discretion in awarding punitive and non-economic compensatory damages which creates the potential for unpredictable material adverse judgments or awards in any given lawsuit or arbitration. Arbitration awards are subject to very little appellate review. In addition, in some class action and other lawsuits, companies have made material settlement payments. The Company, like other financial service companies, in the ordinary course of business, is involved in such litigation and in arbitration. Although the outcome of any such litigation or arbitration cannot be predicted, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the financial position, results of operations, or liquidity of the Company.

11. SHARE-OWNER’S EQUITY AND STOCK-BASED COMPENSATION

PLC owns all of the 2,000 shares of preferred stock issued by the Company’s subsidiary, Protective Life and Annuity Insurance Company (“PL&A”). The stock pays, when and if declared, noncumulative

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

11. SHARE-OWNER’S EQUITY AND STOCK-BASED COMPENSATION — (Continued)

participating dividends to the extent PL&A’s statutory earnings for the immediately preceding fiscal year exceeded $1.0 million. In 2006, 2005, and 2004, PL&A paid no dividends to PLC on its preferred stock.

PLC has an Employee Stock Ownership Plan (“ESOP”). On December 1, 1990, the Company transferred to the ESOP 520,000 shares of PLC’s common stock held by it in exchange for a note. The outstanding balance of the note, $1.4 million at December 31, 2006, is accounted for as a reduction to share-owner’s equity. The stock is used to match employee contributions to PLC’s 401(k) and Stock Ownership Plan (“401(k) Plan”) and to provide other employee benefits. The ESOP shares are dividend paying, and dividends are used to pay the ESOP’s note to the Company.

Since 1973, PLC has had stock-based incentive plans to motivate management to focus on PLC’s long-range performance through the awarding of stock-based compensation. Under plans approved by share owners in 1997 and 2003, up to 6,500,000 PLC shares may be issued in payment of awards. Certain Company employees participate in PLC’s stock-based incentive plans and receive stock appreciation rights (“SARs”) from PLC.

The criteria for payment of performance awards is based primarily upon a comparison of PLC’s average return on average equity (for 2005 and 2006 awards) or average return on average equity and total rate of return over a four-year period for previous awards (earlier upon the death, disability, or retirement of the executive, or in certain circumstances, upon a change in control of PLC) to that of a comparison group of publicly held life and multi-line insurance companies. If PLC’s results are below the median of the comparison group (40th percentile for 2005 and 2006 awards), no portion of the award is earned. If PLC’s results are at or above the 90th percentile, the award maximum is earned. Awards are paid in shares of PLC Common Stock.

Performance shares and performance-based stock appreciation rights (“P-SARs”) awarded in 2006, 2005, 2004, 2003, and 2002, and the estimated fair value of the awards at grant date are as follows:

Year Awarded	Performance Shares	Estimated Fair Value
2006	136,030	$6,500
2005	120,540	4,600
2004	125,670	4,600
2003	148,730	3,900
2002	192,360	5,700

Performance shares are equivalent in value to one share of PLC Common Stock times the award earned percentage payout. In the past, the Company has also issued performance-based stock appreciation rights (“P- SARs”). P-SARs convert to the equivalent of one SAR if earned times the award percentage payout. The P-SARs, once converted to SARs, expire 10 years after the grant date. At December 31, 2006, the total outstanding performance shares related to these performance-based plans measured at maximum payouts were 716,910 shares.

Between 1996 and 2006, SARs were granted (in addition to the P-SARs discussed above) to certain officers of PLC to provide long-term incentive compensation based solely on the performance of PLC’s Common Stock. The SARs are exercisable either in four equal annual installments beginning one year

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

11. SHARE-OWNER’S EQUITY AND STOCK-BASED COMPENSATION — (Continued)

after the date of grant or after five years depending on the terms of the grant (earlier upon the death, disability, or retirement of the officer, or in certain circumstances, of a change in control of PLC) and expire after ten years or upon termination of employment. The SARs activity as well as weighted average base price for 2004, 2005, and 2006 is as follows:

	Weighted Average Base Price	No. of SARs
Balance at December 31, 2003	$23.91	1,617,161
P-SARs converted	22.31	401,818
SARs exercised	18.68	(451,036)
Balance at December 31, 2004	25.01	1,567,943
SARs granted	41.05	119,400
SARs exercised	21.19	(220,133)
Balance at December 31, 2005	26.89	1,467,210
SARs granted	47.36	81,970
SARs exercised/forfeited	23.99	(393,234)
Balance at December 31, 2006	29.33	1,155,946

The outstanding SARs at December 31, 2006, were at the following base prices:

Base Price	SARs Outstanding	Remaining Life in Years	Currently Exercisable
$22.31	498,276	4	498,276
31.29	2,500	5	2,500
32.00	405,000	6	0
26.49	65,000	7	0
41.05	111,700	9	18,350
48.60	38,400	10	9,600
45.70	35,070	10	0

The SARs issued in 2005 and 2006 had estimated fair values at grant date of $1.7 million and $1.0 million, respectively. These fair values were estimated using a Black-Scholes option pricing model. The assumptions used in this pricing model varied depending on the vesting period of awards. Assumptions used in the model for the 2005 SARs were as follows:  expected volatility ranged from 24.1% to 31.9%, a risk-free interest rate ranging from 4.1% to 4.3%, a dividend rate of 2%, and the expected exercise date ranged from 2010 to 2014. Assumptions used in the model for the 2006 SARs were as follows:  expected volatility ranged from 15.5% to 32.5%, the risk-free interest rate ranged from 4.6% to 5.0%, a dividend rate of 1.7%, a zero forfeiture rate, and the expected exercise date ranged from 2011 to 2014. The Company will pay an amount in stock equal to the difference between the specified base price of the Company’s Common Stock and the market value at the exercise date for each SAR.

Additionally during 2006, PLC issued 6,500 restricted stock units at a fair value of $45.70 per unit. These awards, with a total fair value of $0.3 million, vest over a three year period.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

11. SHARE-OWNER’S EQUITY AND STOCK-BASED COMPENSATION — (Continued)

PLC recognizes all stock based compensation expense over the related service period of the award, or earlier for retirement eligible employees. The expense recorded by PLC for its stock-based compensation plans was $0.5 million, $6.1 million, and $4.8 million in 2006, 2005, and 2004, respectively. PLC’s obligations of its stock-based compensation plans that are expected to be settled in shares of PLC’s Common Stock are reported as a component of PLC’s share-owners’ equity, net of deferred taxes.

At December 31, 2006, approximately $2.1 billion of consolidated share-owner’s equity, excluding net unrealized gains on investments, represented net assets of the Company and its subsidiaries that cannot be transferred to PLC in the form of dividends, loans, or advances. In addition, the Company and its subsidiaries are subject to various state statutory and regulatory restrictions on their ability to pay dividends to PLC. In general, dividends up to specified levels are considered ordinary and may be paid thirty days after written notice to the insurance commissioner of the state of domicile unless such commissioner objects to the dividend prior to the expiration of such period. Dividends in larger amounts are considered extraordinary and are subject to affirmative prior approval by such commissioner. The maximum amount that would qualify as ordinary dividends to PLC by the Company in 2007 is estimated to be $446.7 million.

12.   EMPLOYEE BENEFIT PLANS

Defined Benefit Pension Plan and Unfunded Excess Benefits Plan

PLC sponsors a defined benefit pension plan covering substantially all of its employees, including the Company’s employees. The plan is not separable by affiliates participating in the plan. Benefits are based on years of service and the employee’s highest thirty-six consecutive months of compensation. PLC’s funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements of ERISA plus such additional amounts as PLC may determine to be appropriate from time to time. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future. As a result of this plan’s funded status at December 31, 2006, PLC expects that no funding will be required in 2007. PLC has not yet determined what amount, if any, it will fund in 2007.

PLC also sponsors an unfunded excess benefits plan, which is a nonqualified plan that provides defined pension benefits in excess of limits imposed on qualified plans by federal tax law. PLC estimates that it will contribute $1.2 million to this plan in 2007.

As discussed in Note 2, in September 2006, the FASB issued SFAS 158, which requires that the funded status of defined benefit postretirement plans be fully recognized on the statement of financial position, and requires the recognition of changes in the funded status of such plans in the year in which the changes occur through comprehensive income. SFAS 158 was adopted prospectively by PLC as of December 31, 2006, and as a result, prior periods were not restated. The adoption of this standard resulted in a net fund asset of $5.8 million related to PLC’s defined benefit pension plan and a net fund liability of $25.2 million related to its unfunded excess benefits plan as of December 31, 2006.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

12.   EMPLOYEE BENEFIT PLANS — (Continued)

PLC uses a December 31 measurement date for all its plans. The following table presents the benefit obligation, fair value of plan assets, and the funded status of the PLC’s defined benefit pension plan and unfunded excess benefits plan at December 31. This table also includes the amounts not yet recognized as components of net periodic pension costs as of December 31.

	Defined Benefit Pension Plan		Unfunded Excess Benefits Plan
	2006	2005	2006	2005
Change in projected benefit obligation:
Benefit obligation at beginning of year	$111,295	$97,399	$23,810	$21,566
Service cost	7,774	5,950	771	630
Interest cost	6,731	5,922	1,424	1,275
Actuarial (gain) or loss	(4,059)	4,041	489	1,616
Benefits paid	(2,327)	(2,017)	(1,274)	(1,277)
Benefit obligation at end of year	$119,414	$111,295	$25,220	$23,810
Change in plan assets:
Fair value of plan assets at beginning of year	$113,721	$99,890	$0	$0
Actual return on plan assets	13,784	5,993	0	0
Employer contributions	0	9,855	1,274	1,277
Benefits paid	(2,327)	(2,017)	(1,274)	(1,277)
Fair value of plan assets at end of year	$125,178	$113,721	$0	$0
Reconciliation of Funded Status — Before SFAS 158:
Funded status	$5,764	$2,426	$(25,220)	$(23,810)
Unrecognized net actuarial loss	28,640	39,828	6,424	6,479
Unrecognized prior service cost	1,048	1,244	0	0
Prepaid (accrued) benefit cost	$35,452	$43,498	$(18,796)	$(17,331)
Amounts Recognized in the Balance Sheet:
Prepaid (accrued) benefit cost	$35,452	$43,498	$(22,771)	$(20,783)
Accumulated other comprehensive income	0	0	3,975	3,452
Net amount recognized	$35,452	$43,498	$(18,796)	$(17,331)
Increase in minimum liability included in other comprehensive income	$0	$0	$522	$1,772
Accumulated benefit obligation	$101,097	$93,360	$22,771	$20,783
Fair value of assets	$125,178	$113,721	$0	$0
Unfunded accumulated benefit obligation	$0	$0	$(22,771)	$(20,783)
After Reflecting SFAS 158:
Funded status	$5,764	$2,426	$(25,220)	$(23,810)
Amounts Recognized in the Balance Sheet:
Other assets	$5,764	N/A	$0	N/A
Other liabilities	$0	N/A	$(25,220)	N/A
Amounts Recognized in Accumulated Other Comprehensive Income:
Net actuarial loss	$28,640	N/A	$6,424	N/A
Prior service cost	1,048	N/A	0	N/A
Net transition asset	$29,688	N/A	$6,424	N/A

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

12.   EMPLOYEE BENEFIT PLANS — (Continued)

Weighted-average assumptions used to determine the benefit obligations as of December 31 were as follows:

	Defined Benefit Pension Plan		Unfunded Excess Benefits Plan
	2006	2005	2006	2005
Discount rate	5.90%	5.63%	5.90%	5.63%
Rate of compensation increase	3.75	3.75	4.75	4.75

The assumed discount rates used to determine the benefit obligations were based on an analysis of future benefits expected to be paid under the plans. The assumed discount rate reflects the interest rate at which an amount that is invested in a portfolio of high-quality debt instruments on the measurement date would provide the future cash flows necessary to pay benefits when they come due.

Weighted-average assumptions used to determine the net periodic benefit cost for the years ended December 31 are as follows:

	Defined Benefit Pension Plan			Unfunded Excess Benefits Plan
	2006	2005	2004	2006	2005	2004
Discount rate	5.63%	5.75%	6.25%	5.63%	5.75%	6.25%
Rates of compensation increase	3.75	3.75	4.00	4.75	4.75	5.00
Expected long-term return on plan assets	8.25	8.25	8.50	N/A	N/A	N/A

Components of the net periodic benefit cost for the years ended December 31 are as follows:

	Defined Benefit Pension Plan			Unfunded Excess Benefits Plan
	2006	2005	2004	2006	2005	2004
Service cost — Benefits earned during the period	$7,774	$5,950	$5,408	$771	$629	$542
Interest cost on projected benefit obligation	6,731	5,922	5,506	1,424	1,276	1,302
Expected return on plan assets	(9,647)	(8,371)	(6,864)	0	0	0
Amortization of prior service cost	196	214	214	0	14	16
Amortization of actuarial losses	2,992	2,647	1,920	544	372	309
Net periodic benefit cost	$8,046	$6,362	$6,184	$2,739	$2,291	$2,169

The estimated net actuarial loss, prior service cost, and transition obligation for these plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2007 are as follows:

	Defined Benefit Pension Plan	Unfunded Excess Benefits Plan
Net actuarial loss	$2,100	$401
Prior service cost	186	0
Transition Obligation	0	0

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

12.   EMPLOYEE BENEFIT PLANS — (Continued)

Plan assets of the defined benefit pension plan by category as of December 31 were as follows:

Asset Category	Target Allocation for 2007	2006	2005
Cash and cash equivalents	2.0%	2.8%	1.3%
Equity securities	60.0	68.2	67.6
Fixed income	38.0	29.0	31.1
Total	100.0%	100.0%	100.0%

Prior to July 1999, upon an employee’s retirement, a distribution from pension plan assets was used to purchase a single premium annuity from the Company in the retiree’s name. Therefore, amounts shown above as plan assets exclude assets relating to such retirees. Since July 1999, retiree obligations have been fulfilled from pension plan assets. The defined benefit pension plan has a target asset allocation of 60% domestic equities, 38% fixed income, and 2% cash and cash equivalents. When calculating asset allocation, PLC includes reserves for pre-July 1999 retirees. Based on historical data of the domestic equity markets and PLC’s group annuity investments, the plan’s target asset allocation would be expected to earn annualized returns in excess of 9% per year. In arriving at the plan’s 8.25% expected rate of return, PLC has adjusted this historical data to reflect lower expectations for equity returns. The plan’s equity assets are invested in a domestic equity index collective trust managed by Northern Trust Corporation. The plan’s cash equivalents are invested in a collective trust managed by Northern Trust Corporation. The plan’s fixed income assets are invested in a group annuity contract with PLC.

PLC’s investment policy includes various guidelines and procedures designed to ensure assets are invested in a manner necessary to meet expected future benefits earned by participants. The investment guidelines consider a broad range of economic conditions. Central to the policy are target allocation ranges (shown above) by major asset categories. The objectives of the target allocations are to maintain investment portfolios that diversify risk through prudent asset allocation parameters, achieve asset returns that meet or exceed the plans’ actuarial assumptions, and achieve asset returns that are competitive with like institutions employing similar investment strategies.

The plan’s equity assets are invested in a domestic equity index collective trust managed by Northern Trust Corporation. The plan’s cash equivalents are invested in a collective trust managed by Northern Trust Corporation. The plan’s fixed income assets are invested in a group annuity contract with the Company.

Estimated future benefit payments under the defined benefit pension plan are as follows:

Year	Defined Benefit Pension Plan	Unfunded Excess Benefits Plan
2007	$2,323	$1,232
2008	2,759	1,290
2009	3,124	1,329
2010	3,687	1,400
2011	4,296	1,439
2012-2016	33,563	8,614

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

12.   EMPLOYEE BENEFIT PLANS — (Continued)

Other Postretirement Benefits

In addition to pension benefits, PLC provides limited healthcare benefits to eligible retired employees until age 65. This postretirement benefit is provided by an unfunded plan. This benefit has no material effect on PLC’s consolidated financial statements. For a closed group of retirees over age 65, PLC provides a prescription drug benefit. At December 31, 2006 and 2005, PLC’s liability related to this benefit was $0.1 million and $0.2 million, respectively. PLC’s obligation is not materially affected by a 1% change in the healthcare cost trend assumptions used in the calculation of the obligation.

Life insurance benefits for retirees from $9,000 up to a maximum of $75,000 are provided through the payment of premiums under a group life insurance policy. This plan is partially funded at a maximum of $50,000 face amount of insurance.

401(k) Retirement Plan

PLC sponsors a defined contribution retirement plan (the “401(k) Plan”) which covers substantially all employees. Employee contributions are made on a before-tax basis as provided by Section 401(k) of the Internal Revenue Code. Employees may contribute up to 25% of their annual compensation to the 401(k) Plan, limited to a maximum annual amount as set periodically by the Internal Revenue Service ($15,000 for 2006). PLC matches employee contributions dollar for dollar up to a maximum of 4% of an employee’s pay per year per person. All matching contributions vest immediately. If PLC’s financial performance achieves certain goals set by PLC’s Board of Directors, certain employees who are not otherwise under a bonus or sales incentive plan may receive an extra profit sharing contribution in stock of up to 3% of base pay. Eligible employees may receive this contribution even if they are not contributing their own money to the 401 (k) Plan.

PLC has established an Employee Stock Ownership Plan (“ESOP”) to match voluntary employee contributions to PLC’s 401(k) Plan. Expense related to the ESOP consists of the cost of the shares allocated to participating employees plus the interest expense on the ESOP’s note payable to the Company less dividends on shares held by the ESOP. All shares held by the ESOP are treated as outstanding for purposes of computing earnings per share. At December 31, 2006, PLC had committed approximately 105,000 shares (approximately 100,000 shares to be released from the ESOP and 5,000 shares to be reissued from treasury) to fund the 401(k) Plan match. The expense recorded by PLC for these employee benefits was $1.1 million, $1.9 million, and $2.0 million in 2006, 2005, and 2004, respectively.

Effective as of January 1, 2005, PLC adopted a supplemental matching contribution program, which is a nonqualified plan that provides supplemental matching contributions in excess of the limits imposed on qualified defined contribution plans by federal tax law. The first allocations under this program were made in early 2006, with respect to the 2005 plan year. The expense recorded by the Company for this employee benefit was $0.4 million and $0.3 million, respectively, in 2006 and 2005.

Deferred Compensation Plan

PLC has established deferred compensation plans for directors, officers, and others. Compensation deferred is credited to the participants in cash, mutual funds, Common Stock equivalents, or a combination thereof. PLC may, from time to time, reissue treasury shares or buy in the open market shares of Common Stock to fulfill its obligation under the plans. At December 31, 2006, the plans had 1,047,699 shares of Common Stock equivalents credited to participants. PLC’s obligations related to its deferred compensation plans are reported in other liabilities, unless they are to be settled in shares of the PLC’s Common Stock, in which case they are reported as a component of share-owners’ equity.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

13.   INCOME TAXES

The Company’s effective income tax rate related to continuing operations varied from the maximum federal income tax rate as follows:

	2006	2005	2004
Statutory federal income tax rate applied to pretax income	35.0%	35.0%	35.0%
Dividends received deduction and tax-exempt income	(1.7)	(1.7)	(1.5)
Intercompany gain on sale of affiliate	1.6	0.0	0.0
Other	1.2	0.1	1.8
State income taxes	.8	1.4	0.6
Effective income tax rate	36.9%	34.8%	35.9%

The provision for federal income tax in these financial statements differs from the amounts of income tax expense per the income tax returns for the same years due to certain revenue and expense items that are reported in these statements in years that are different from the years in which they are reported in the returns.

The components of the Company’s income tax expense related to income before the cumulative effect of a change in accounting principle for the years ended December 31 are as follows:

	2006	2005	2004
Income tax expense per the income tax returns:
Federal	$19,888	$16,318	$110,957
State	(620)	2,717	3,305
Total current	$19,268	$19,035	$114,262
Deferred income tax expense:
Federal	$130,009	$103,187	$18,964
State	5,588	3,337	0
Total deferred	$135,597	$106,524	$18,964

During the year ended December 31, 2004, the Company adopted SOP 03-1 and recognized a deferred tax benefit of approximately $8,508. This amount was included in the Company’s cumulative effect of a change in accounting principle of $(15,801). This benefit, when combined with the $18,964 of deferred income tax expense above, resulted in a total deferred income tax expense in 2004 of $10,456.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

13.   INCOME TAXES — (Continued)

The components of the Company’s net deferred income tax liability as of December 31 were as follows:

	2006	2005
Deferred income tax assets:
Policy and policyholder liability reserves	$549,910	$387,757
Intercompany losses	34,658	31,924
Deferred compensation	4,725	8,923
	589,293	428,604
Deferred income tax liabilities:
Deferred policy acquisition costs	890,481	684,758
Unrealized gains on investments	6,923	28,797
Other	73,740	5,280
	971,144	718,835
Net deferred income tax liability	$381,851	$290,231

Under pre-1984 U.S. tax law, a significant amount of the Company’s taxable income was not currently taxed. Instead, it was accumulated in a memorandum, or policyholders’ surplus, account. Such income was subject to taxation only when it was either distributed or accumulated in excess of certain prescribed limits. The $70.5 million balance in the Company’s policyholders’ surplus account as of December 31, 2003 has been carried forward without change since that date. Legislation was enacted in 2004 which permitted a life insurance company to reduce, during 2005 and 2006, its policyholders’ surplus account balances without such reductions being subject to taxation. During 2006, the Company followed this legislation and reduced its policyholders’ surplus account balances to zero.

The Company’s income tax returns are included in the consolidated income tax returns of PLC. The allocation of income tax liabilities among affiliates is based upon separate income tax return calculations. At December 31, 2006 and 2005, $(125.4) million and $(78.3) million, respectively, were (due from) / payable to PLC for income tax liabilities.

14.   SUPPLEMENTAL CASH FLOW INFORMATION

The following table sets forth supplemental cash flow information for the years ended December 31:

	2006	2005	2004
Cash paid during the year:
Interest on debt	$19,899	$10,497	$3,414
Income taxes	81,193	112,688	145,515
Noncash investing and financing activities:
Common dividend	54,090	0	0
Change in collateral for securities lending transactions	105,310	(195,175)	214,824
Capital contributions from PLC	21,464	0	1,985

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

14.   SUPPLEMENTAL CASH FLOW INFORMATION — (Continued)

During the fourth quarter of 2006, the Company received, through a series of dividends from its direct and indirect wholly-owned subsidiaries, Lyndon Insurance Group, Inc. and First Protection Company, a promissory note in the principal amount of $54.0 million. This promissory note arose out of the sale, at fair market value, by First Protection Company to PLC all of the outstanding stock of First Protection Corporation. This created an increase in additional paid-in capital for the Company of $21.4 million. Subsequent to the receipt of this dividend, the Company declared and paid an ordinary dividend in the form of the $54.1 million note, including accrued interest to its sole shareholder, PLC.

15.   RELATED PARTY TRANSACTIONS

The Company leases furnished office space and computers to affiliates. Lease revenues were $2.9 million in 2006, $0.2 million in 2005, and $5.6 million in 2004. The Company purchases data processing, legal, investment and management services from affiliates. The costs of such services were $33.1 million, $101.7 million, and $100.8 million in 2006, 2005, and 2004, respectively. Commissions paid to affiliated marketing organizations of $0.4 million, $0.1 million, and $3.2 million, in 2006, 2005, and 2004, respectively, were included in deferred policy acquisition costs.

Certain corporations with which PLC’s directors were affiliated paid the Company premiums and policy fees or other amounts for various types of insurance and investment products. Such premiums, policy fees, and other amounts totaled $10.2 million, $9.0 million, and $10.5 million in 2006, 2005, and 2004, respectively. The Company and/or PLC paid commissions, interest on debt and investment products, and fees to these same corporations totaling $2.8 million, $2.2 million, and $2.6 million in 2006, 2005, and 2004, respectively.

16.   STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS

Financial statements prepared in conformity with U.S. GAAP differ in some respects from the statutory accounting practices prescribed or permitted by insurance regulatory authorities. The most significant differences are as follows: (a) acquisition costs of obtaining new business are deferred and amortized over the approximate life of the policies rather than charged to operations as incurred; (b) benefit liabilities are computed using a net level method and are based on realistic estimates of expected mortality, interest, and withdrawals as adjusted to provide for possible unfavorable deviation from such assumptions; (c) deferred income taxes are not subject to statutory limitations as to amounts recognized and are recognized through earnings as opposed to being charged to share-owners’ equity; (d) the Asset Valuation Reserve and Interest Maintenance Reserve are restored to share-owners’ equity; (e) furniture and equipment, agents’ debit balances, and prepaid expenses are reported as assets rather than being charged directly to surplus (referred to as nonadmitted assets); (f) certain items of interest income, such as mortgage and bond discounts, are amortized differently; and (g) bonds are recorded at their market values instead of amortized cost.

Statutory net income of the Company amounted to $451.5 million, $41.6 million, and $235.8 million for the years ended December 31, 2006, 2005, and 2004, respectively. Statutory capital and surplus of Protective Life amounted to $1,388.4 million and $1,379.6 million at December 31, 2006 and 2005, respectively.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

16.   STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS — (Continued)

As of December 31, 2006, the Company’s insurance subsidiaries had on deposit with regulatory authorities, fixed maturity and short-term investments with a market value of approximately $62.3 million.

17.   ESTIMATED FAIR VALUES OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of the Company’s financial instruments at December 31 are as follows:

	2006		2005
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value
Assets (see Notes 2 and 4):
Investments:
Fixed maturities	$20,923,891	$20,923,891	$15,037,225	$15,037,225
Equity securities	80,108	80,108	85,340	85,340
Mortgage loans on real estate	3,880,028	3,981,898	3,287,745	3,422,808
Short-term investments	1,366,467	1,366,467	755,805	755,805
Cash	37,419	37,419	52,086	52,086
Liabilities (see Notes 2 and 7):
Stable value product account balances	5,513,464	5,511,717	6,057,721	6,004,310
Annuity account balances	8,958,089	8,717,755	3,388,005	3,327,309
Other (see Note 2):
Derivative financial instruments	61,874	61,874	71,241	71,241

Except as noted below, fair values were estimated using quoted market prices.

The Company estimates the fair value of its mortgage loans using discounted cash flows from the next call date. The Company believes the fair value of its short-term investments and notes payable to banks approximates book value due to being either short-term or having a variable rate of interest. The Company also believes the fair value of its non-recourse funding obligations approximate book value.

The Company estimates the fair value of its stable value products and annuities using discounted cash flows and surrender values, respectively.

The Company believes it is not practicable to determine the fair value of its policy loans since there is no stated maturity, and policy loans are often repaid by reductions to policy benefits.

The Company estimates the fair value of its derivative financial instruments using market quotes or derivative pricing models. The fair values represent the net amount of cash the Company would have received (or paid) had the contracts been terminated on December 31.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

18.   OPERATING SEGMENTS

The Company operates several business segments each having a strategic focus. An operating segment is generally distinguished by products and/or channels of distribution. A brief description of each segment follows.

•       The Life Marketing segment markets level premium term insurance (“traditional”), universal life (“UL”), variable universal life, and bank owned life insurance (“BOLI”) products on a national basis primarily through networks of independent insurance agents and brokers, stockbrokers, and direct marketing channels, and independent marketing organizations.

•       The Acquisitions segment focuses on acquiring, converting, and servicing policies acquired from other companies. The segment’s primary focus is on life insurance policies and annuity products that were sold to individuals.

•       The Annuities segment manufactures, sells, and supports fixed and variable annuity products. These products are primarily sold through stockbrokers, but are also sold through financial institutions and independent agents and brokers.

•       The Stable Value Products segment sells guaranteed funding agreements (“GFAs”) to special purpose entities that in turn issue notes or certificates in smaller, transferable denominations. The segment also markets fixed and floating rate funding agreements directly to the trustees of municipal bond proceeds, institutional investors, bank trust departments, and money market funds. Additionally, the segment markets guaranteed investment contracts (“GICs”) to 401(k) and other qualified retirement savings plans.

•       The Asset Protection segment primarily markets extended service contracts and credit life and disability insurance to protect consumers’ investments in automobiles, watercraft, and recreational vehicles (“RV”). In addition, the segment markets an inventory protection product (“IPP”) and a guaranteed asset protection (“GAP”) product.

The Company has an additional segment referred to as Corporate and Other. The Corporate and Other segment primarily consists of net investment income and expenses not attributable to the segments above (including net investment income on unallocated capital and interest on debt). This segment also includes earnings from several  non-strategic lines of business (mostly cancer insurance, residual value insurance, surety insurance, and group annuities), various investment-related transactions, and the operations of several small subsidiaries. The surety and residual value insurance lines were moved from the Asset Protection segment to Corporate and Other in 2004, and prior period segment data has been restated to reflect the change.

The Company uses the same accounting policies and procedures to measure segment operating income and assets as it uses to measure its consolidated net income and assets. Segment operating income is generally income before income tax excluding net realized investment gains and losses (net of the related amortization of DAC/VOBA and participating income from real estate ventures), and the cumulative effect of change in accounting principle. Periodic settlements of derivatives associated with corporate debt and certain investments and annuity products are included in realized gains and losses but are considered part of operating income because the derivatives are used to mitigate risk in items affecting consolidated and segment operating income. Segment operating income represents the basis on which the performance

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

18.   OPERATING SEGMENTS — (Continued)

of the Company’s business is internally assessed by management. Premiums and policy fees, other income, benefits and settlement expenses, and amortization of DAC/VOBA are attributed directly to each operating segment. Net investment income is allocated based on directly related assets required for transacting the business of that segment. Realized investment gains (losses) and other operating expenses are allocated to the segments in a manner that most appropriately reflects the operations of that segment. Investments and other assets are allocated based on statutory policy liabilities, while DAC/VOBA and goodwill are shown in the segments to which they are attributable.

There are no significant intersegment transactions.

The following tables summarize financial information for the Company’s segments. Asset adjustments represent the inclusion of assets related to discontinued operations.

	2006	2005	2004
Revenues
Life Marketing	$732,179	$550,517	$446,534
Acquisitions	706,650	411,610	439,103
Annuities	267,836	287,844	257,059
Stable Value Products	326,814	294,650	281,409
Asset Protection	301,679	263,280	274,095
Corporate and Other	148,399	129,132	118,460
Total revenues	$2,483,557	$1,937,033	$1,816,660
Segment operating income
Life Marketing	$172,247	$161,858	$163,177
Acquisitions	104,534	80,721	87,268
Annuities	23,014	30,792	15,279
Stable Value Products	47,073	54,798	53,159
Asset Protection	7,788	23,991	18,628
Corporate and Other	4,761	39,056	13,637
Total segment operating income	359,417	391,216	351,148
Realized investment gains (losses) — investments(1)	79,166	4,344	23,836
Realized investment gains (losses) — derivatives(2)	(18,835)	(34,345)	(3,821)
Income tax expense	(154,865)	(125,559)	(133,226)
Net income before cumulative effect of change in accounting principle	264,883	235,656	237,937
Cumulative effect of change in accounting principle	0	0	(15,801)
Net income	$264,883	$235,656	$222,136

(1) Realized investment gains (losses) — investments	$101,864	$37,934	$30,771
Less participating income from real estate ventures	13,494	8,684	0
Less related amortization of DAC	9,204	24,906	6,935
	$79,166	$4,344	$23,836
(2) Realized investment gains (losses) — derivatives	$(21,555)	$(31,819)	$2,726
Less settlements on certain interest rate swaps	27	2,877	6,547
Less derivative losses related to certain annuities	(2,747)	(351)	0
	$(18,835)	$(34,345)	$(3,821)

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

18.   OPERATING SEGMENTS — (Continued)

	2006	2005	2004
Net investment income
Life Marketing	$306,898	$260,914	$237,049
Acquisitions	413,636	223,201	232,499
Annuities	225,063	218,678	210,886
Stable Value Products	325,653	310,715	268,184
Asset Protection	31,054	31,221	30,841
Corporate and Other	50,128	83,191	49,747
Total net investment income	$1,352,432	$1,127,920	$1,029,206
Amortization of deferred policy acquisition costs and value of businesses acquired
Life Marketing	$60,227	$55,688	$58,970
Acquisitions	58,814	27,072	28,652
Annuities	27,872	37,512	32,271
Stable Value Products	4,438	4,694	3,480
Asset Protection	77,383	68,623	72,273
Corporate and Other	3,388	4,064	4,484
Total amortization of deferred policy acquisition costs	$232,122	$197,653	$200,130

	Operating Segment Assets December 31, 2006
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$8,017,839	$10,650,928	$8,138,182	$5,369,107
Deferred policy acquisition costs and value of businesses acquired	1,846,015	925,218	261,826	16,603
Goodwill	0	32,008	0	0
Total assets	$9,863,854	$11,608,154	$8,400,008	$5,385,710

	Asset Protection	Corporate and Other	Adjustments	Total Consolidated
Investments and other assets	$870,383	$2,782,346	$33,545	$35,862,330
Deferred policy acquisition costs and value of businesses acquired	146,809	23,526	0	3,219,997
Goodwill	43,522	0	0	75,530
Total assets	$1,060,714	$2,805,872	$33,545	$39,157,857

	Operating Segment Assets December 31, 2005
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$7,205,218	$3,940,294	$6,062,542	$5,959,112
Deferred policy acquisition costs and value of businesses acquired	1,584,121	304,837	128,930	19,102
Goodwill	0	0	0	0
Total assets	$8,789,339	$4,245,131	$6,191,472	$5,978,214

	Asset Protection	Corporate and Other	Adjustments	Total Consolidated
Investments and other assets	$718,389	$2,172,036	$38,110	$26,095,701
Deferred policy acquisition costs and value of businesses acquired	159,740	7,381	0	2,204,111
Goodwill	38,782	0	0	38,782
Total assets	$916,911	$2,179,417	$38,110	$28,338,594

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

19.          CONSOLIDATED QUARTERLY RESULTS — UNAUDITED

The Company’s unaudited consolidated quarterly operating data for the years ended December 31, 2006 and 2005 are presented below. In the opinion of management, all adjustments (consisting only of normal recurring items) necessary for a fair statement of quarterly results have been reflected in the following data. It is also management’s opinion, however, that quarterly operating data for insurance enterprises are not necessarily indicative of results that may be expected in succeeding quarters or years. In order to obtain a more accurate indication of performance, there should be a review of operating results, changes in share-owners’ equity, and cash flows for a period of several quarters.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2006
Premiums and policy fees	$480,748	$489,650	$602,294	$743,902
Reinsurance ceded	(249,086)	(286,293)	(331,259)	(496,084)
Net of reinsurance ceded	231,662	203,357	271,035	247,818
Net investment income	282,452	284,972	392,407	392,601
Realized investment gains (losses)	23,339	15,364	13,004	28,602
Other income	17,428	20,982	30,168	28,366
Total revenues	554,881	524,675	706,614	697,387
Benefits and expenses	445,806	414,224	634,814	568,964
Income before income tax	109,075	110,451	71,800	128,423
Income tax expense	39,267	37,750	25,760	52,088
Net income	$69,808	$72,701	$46,040	$76,335
2005
Premiums and policy fees	$466,705	$482,790	$458,031	$472,394
Reinsurance ceded	(279,534)	(309,438)	(251,423)	(303,593)
Net of reinsurance ceded	187,171	173,352	206,608	168,801
Net investment income	275,695	269,161	293,524	289,540
Realized investment gains (losses)	22,030	(23,569)	8,999	(1,345)
Other income	14,211	16,661	18,462	17,732
Total revenues	499,107	435,605	527,593	474,728
Benefits and expenses	407,987	371,239	428,451	368,141
Income before income tax	91,120	64,366	99,142	106,587
Income tax expense	31,409	21,674	33,465	39,011
Net income	$59,711	$42,692	$65,677	$67,576

SCHEDULE II — CONDENSED FINANCIAL INFORMATION
OF REGISTRANT

STATEMENTS OF INCOME

PROTECTIVE LIFE INSURANCE COMPANY

(Parent Company)

	Years Ended December 31
	2006	2005	2004
	(Dollars in thousands)
Revenues
Premiums and policy fees	$406,115	$400,054	$424,914
Dividends from subsidiaries*	199,638	23,649	27,183
Net investment income	864,750	875,516	786,410
Realized investment gains (losses)	43,346	(1,228)	36,053
Other income	10,904	3,902	8,285
Total revenues	1,524,753	1,301,893	1,282,845
Benefits and expenses
Benefits and settlement expenses	940,711	899,498	827,365
Amortization of deferred policy acquisition costs and value of businesses acquired	89,244	104,661	114,181
Other operating expenses	87,813	88,558	108,169
Total benefits and expenses	1,117,768	1,092,717	1,049,715
Income before income tax and other items below	406,985	209,176	233,130
Income tax expense	69,813	62,610	78,513
Income before equity in undistributed income of subsidiaries	337,172	146,566	154,617
Equity in undistributed income (loss) of subsidiaries*	(72,289)	89,090	83,320
Net income before cumulative effect of change in accounting principle	264,883	235,656	237,937
Cumulative effect of change in accounting principle, net of income tax	0	0	(15,801)
Net income	$264,883	$235,656	$222,136

*                    Eliminated in consolidation.

See Notes to Condensed Financial Information.

SCHEDULE II — CONDENSED FINANCIAL INFORMATION
OF REGISTRANT

BALANCE SHEETS

PROTECTIVE LIFE INSURANCE COMPANY

(Parent Company)

	December 31
	2006	2005
	(Dollars in thousands)
Assets
Investments:
Fixed maturities and equity securities	$10,345,881	$11,147,414
Mortgage loans	3,388,452	2,982,659
Investment real estate	11,111	6,968
Policy loans	370,314	376,980
Other long-term investments	313,994	288,267
Short-term investments	528,974	474,726
Investments in subsidiaries (equity method)*	2,222,764	1,670,832
Total investments	17,181,490	16,947,846
Cash	0	32,078
Accrued investment income	147,186	131,317
Accounts and premiums receivable	144,155	50,284
Reinsurance receivables	1,456,232	1,337,251
Receivables from subsidiaries*	15,864	0
Deferred policy acquisition costs and value of businesses acquired	1,172,403	1,099,950
Goodwill	348	348
Property and equipment, net	34,534	37,014
Other assets	80,597	76,438
Income tax receivable	36,278	60,276
Assets related to separate accounts	2,917,810	2,618,888
Total assets	$23,186,897	$22,391,690
Liabilities
Policy liabilities and accruals	$7,106,822	$6,573,126
Stable value product account balances	5,513,464	6,057,721
Annuity account balances	3,239,606	3,283,287
Other policyholders’ funds	170,749	128,474
Accrued expenses and other liabilities	797,892	670,713
Payables to subsidiaries*	0	8,004
Deferred income taxes	187,056	121,083
Liabilities related to separate accounts	2,917,810	2,618,888
Total liabilities	19,933,399	19,461,296
Commitments and contingent liabilities — Note 3
Share-owners’ equity
Preferred stock	2	2
Common stock	5,000	5,000
Additional paid-in capital	1,114,269	932,805
Note receivable from PLC Employee Stock Ownership Plan	(1,995)	(2,507)
Retained earnings	2,100,404	1,889,611
Accumulated other comprehensive income	35,818	105,483
Total share-owners’ equity	3,253,498	2,930,394
	$23,186,897	$22,391,690

*                     Eliminated in consolidation.

See Notes to Condensed Financial Information.

SCHEDULE II — CONDENSED FINANCIAL INFORMATION
OF REGISTRANT

STATEMENTS OF CASH FLOWS

PROTECTIVE LIFE INSURANCE COMPANY

(Parent Company)

	Year Ended December 31
	2006	2005	2004
	(Dollars in thousands)
Cash flows from operating activities
Net income	$264,883	$235,656	$222,136
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment (gains) losses	(43,346)	1,228	(36,053)
Equity in undistributed net (income) loss of subsidiaries*	72,289	(89,090)	(83,320)
Non-cash dividend from subsidiary	(20,996)	0	0
Amortization of deferred policy acquisition costs and value of businesses acquired	89,244	104,661	114,181
Capitalization of deferred policy acquisition costs	(103,351)	(161,697)	(97,201)
Depreciation expense	9,333	10,630	10,000
Deferred income taxes	98,764	74,206	(69,340)
Accrued income taxes	23,998	(60,775)	(7,666)
Interest credited to universal life and investment products	607,770	590,957	544,253
Policy fees assessed on universal life and investment products	(319,925)	(277,502)	(272,414)
Change in reinsurance receivables	(118,981)	(26,512)	(67,301)
Change in accrued investment income and other receivables	(109,740)	(13,521)	(6,541)
Change in due to/from subsidiaries, net	(23,868)	(3,181)	9,426
Change in policy liabilities and other policyholders’ funds of traditional life and health products	174,015	82,471	72,933
Change in other liabilities	102,020	15,171	2,053
Other, net	18,563	(72,707)	(41,678)
Net cash provided by operating activities	720,672	409,995	293,468
Cash flows from investing activities
Maturities and principal reductions of investments	766,385	1,417,693	1,400,992
Sale of investments	3,898,469	4,340,251	4,451,186
Cost of investments acquired	(3,990,890)	(6,775,891)	(6,604,264)
Mortgage loans:
New borrowings	(835,134)	(738,966)	(698,463)
Repayments	418,278	420,168	408,447
Purchase of and/or additional investments in subsidiaries*	(1,090,954)	(85,854)	(1,829)
Return of capital from subsidiaries	445,847	31,340	25,505
Change in investment real estate, net	20,926	10,254	830
Change in policy loans, net	6,666	18,081	16,435
Purchase of property and equipment	(5,355)	(6,613)	(4,973)
Change in other long-term investments, net	17,849	(25,873)	(6,702)
Change in short-term investments, net	51,830	322,252	(345,644)
Net cash used in investing activities	(296,083)	(1,073,158)	(1,358,480)
Cash flows from financing activities
Capital contributions	160,000	0	68,986
Investment product and universal life deposits	1,703,247	2,531,306	2,795,181
Investment product and universal life withdrawals	(2,222,823)	(1,877,284)	(1,802,779)
Other financing activities, net	(97,091)	17,909	17,909
Net cash provided by (used in) financing activities	(456,667)	671,931	1,079,297
Increase (decrease) in cash	(32,078)	8,768	14,285
Cash at beginning of year	32,078	23,310	9,025
Cash at end of year	$0	$32,078	$23,310

*                     Eliminated in consolidation.

See Notes to Condensed Financial Information.

SCHEDULE II — CONDENSED FINANCIAL INFORMATION
OF REGISTRANT

PROTECTIVE LIFE INSURANCE COMPANY

(Parent Company)

NOTES TO CONDENSED FINANCIAL INFORMATION

The Company publishes consolidated financial statements that are its primary financial statements. Therefore, this parent company condensed financial information is not intended to be the primary financial statements of the Company, and should be read in conjunction with the consolidated financial statements and notes thereto of Protective Life Insurance Company and subsidiaries.

1.                 ORGANIZATION AND PRESENTATION

Protective Life Insurance Company (the “Company”), a stock life insurance company, was founded in 1907 and is a wholly-owned subsidiary of Protective Life Corporation. The Company provides financial services through the production, distribution, and administration of insurance and investment products. The condensed financial statements of Protective Life Insurance Company reflect its wholly owned subsidiaries using the equity method of accounting.

2.                 DIVIDENDS AND RETURNS OF CAPITAL

Dividends and/or returns of capital received by the Company during the year ended December 31, 2006 amounted to $686.9 million, including $359.6 million from Chase Insurance Life and Annuity Company, $96.5 million from Lyndon Insurance Group, Inc., $78.5 million from Protective Life and Annuity Insurance Company, $67.0 million from Protective Finance Corporation, $75.0 million from West Coast Life Insurance Company, and $10.3 million from Protective Finance Corporation II. Dividends and/or returns of capital received by the Company during the year ended December 31, 2005 amounted to $55.0 million, including $15.3 million from Protective Finance Corporation II, $14.7 million from Protective Life and Annuity Insurance Company, $12.0 million from Protective Finance Corporation, $9.0 million from Lyndon Insurance Group, Inc., and $4.0 million from Western Diversified Services, Inc. Dividends and/or returns of capital received by the Company during the year ended December 31, 2004 amounted to $52.7 million, including $17.0 million from Protective Life and Annuity Insurance Company, $9.8 million from Lyndon Insurance Group, Inc., $9.3 million from Protective Finance Corporation II, $8.0 million from Western Diversified Services, Inc., $6.0 million from Western Diversified Capital Funding, and $2.6 million from Protective Finance Corporation.

3.                 GUARANTEES

The Company has provided liquidity support to some of its insurance subsidiaries in the form of guarantees of certain (primarily insurance) obligations. The majority of these obligations are backed by assets held in the Company’s insurance subsidiaries which the Company believes sufficiently cover the underlying obligations.

4.                 SUPPLEMENTAL CASH FLOW INFORMATION

	2006	2005	2004
Cash paid during the year for:
Income taxes (reduced by amounts received from affiliates under a tax sharing agreement)	$(53,627)	$35,431	$123,260
Noncash investing and financing activities:
Common dividend	54,090	0	0
Change in collateral for securities lending transactions	105,310	(195,175)	214,824
Capital contributions from PLC	21,464	0	1,985
Return of capital from subsidiary in the form of stock	41,450	0	0

During the fourth quarter of 2006, the Company received, through a series of dividends from its direct and indirect wholly-owned subsidiaries, Lyndon Insurance Group, Inc. and First Protection Company, a promissory note in the principal amount of $54.0 million. This promissory note arose out of the sale, at fair market value, by First Protection Company to PLC all of the outstanding stock of First Protection Corporation. This created an increase in additional paid-in capital for the Company of $21.4 million. Subsequent to the receipt of this dividend, the Company declared and paid an ordinary dividend in the form of the $54.1 million note, including accrued interest to its sole shareholder, PLC.

SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(Dollars in thousands)

Segment	Deferred Policy Acquisition Costs and Value of Businesses Acquired	Future Policy Benefits and Claims	Unearned Premiums	Stable Value Products, Annuity Contracts and Other Policyholders’ Funds	Net Premiums and Policy Fees	Net Investment Income(1)	Benefits and Settlement Expenses	Amortization of Deferred Policy Acquisition Costs and Value of Businesses Acquired	Other Operating Expenses(1)
Year Ended December 31, 2006:

Life Marketing	$1,846,015	$7,991,847	$241,422	$67,331	$421,275	$306,898	$535,940	$60,227	$(36,235)
Acquisitions	925,218	5,954,054	248	5,055,074	258,260	413,636	494,533	58,814	26,829
Annuities	261,826	917,805	19,092	4,111,267	32,074	225,063	191,238	27,872	23,443
Stable Value Products	16,603	0	0	5,369,107	0	325,653	269,851	4,438	4,291
Asset Protection	146,809	124,840	587,608	9,519	203,983	31,054	94,210	77,383	122,298
Corporate and Other	23,526	94,301	10,804	187,391	38,280	50,128	46,845	3,388	58,444
Adjustments(2)	0	30,430	0	0	0	0	0	0	0
TOTAL	$3,219,997	15,113,277	$859,174	$14,799,689	$953,872	$1,352,432	$1,632,617	$232,122	$199,070
Year Ended December 31, 2005:
Life Marketing	$1,584,121	$7,027,066	$130,683	$62,851	$288,568	$260,914	$392,448	$55,688	$(59,477)
Acquisitions	304,837	3,091,166	274	757,043	186,804	223,201	273,626	27,072	30,191
Annuities	128,930	760,906	11,959	2,661,224	31,810	218,678	187,791	37,512	25,675
Stable Value Products	19,102	0	0	5,959,112	0	310,715	246,134	4,694	5,089
Asset Protection	159,740	132,404	539,385	6,899	186,483	31,221	101,459	68,623	69,207
Corporate and Other	7,381	100,260	18,516	145,830	42,267	83,191	51,890	4,064	54,133
Adjustments(2)	0	35,840	69	0	0	0	0	0	0
TOTAL	$2,204,111	$11,147,642	$700,886	$9,592,959	$735,932	$1,127,920	$1,253,348	$197,653	$124,818
Year Ended December 31, 2004:
Life Marketing					$208,682	$237,049	$274,584	$58,970	$(50,197)
Acquisitions					204,332	232,499	287,356	28,652	35,827
Annuities					30,341	210,886	183,271	32,271	23,300
Stable Value Products					0	268,184	205,168	3,480	6,377
Asset Protection					207,460	30,841	120,853	72,273	62,342
Corporate and Other					47,359	49,747	45,241	4,484	51,245
TOTAL					$698,174	$1,029,206	$1,116,473	$200,130	$128,894

(1)                 Allocations of Net Investment Income and Other Operating Expenses are based on a number of assumptions and estimates and results would change if different methods were applied.

(2)                 Balance Sheet adjustments represent the inclusion of assets related to discontinued operations.

SCHEDULE IV — REINSURANCE
PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(Dollars in thousands)

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year Ended
December 31, 2006:
Life insurance in force	$700,267,475	$576,790,608	$24,225,953	$147,702,820	16.4%
Premiums and policy fees:
Life insurance	$1,739,220	$1,210,831	$192,176	$720,565	26.7%
Accident/health insurance	97,665	41,351	4,379	60,693	7.2
Property and liability insurance	263,050	191,279	100,843	172,614	58.4
Total	$2,099,935	$1,443,461	$297,398	$953,872
Year Ended
December 31, 2005:
Life insurance in force	$443,923,068	$393,605,152	$23,210,523	$73,528,439	31.6%
Premiums and policy fees:
Life insurance	$1,294,183	$981,788	$221,756	$534,151	41.5%
Accident/health insurance	107,072	43,855	4,100	67,317	6.1
Property and liability insurance	239,455	118,345	13,354	134,464	9.9
Total	$1,640,710	$1,143,988	$239,210	$735,932
Year Ended
December 31, 2004:
Life insurance in force	$379,588,512	$354,015,938	$29,448,143	$55,020,717	53.5%
Premiums and policy fees:
Life insurance	$1,200,906	$941,650	$219,917	$479,173	45.9%
Accident/health insurance	113,367	60,560	25,461	78,268	32.5
Property and liability insurance	236,048	122,441	27,604	141,211	19.5
Total	$1,550,321	$1,124,651	$272,982	$698,652

SCHEDULE V—VALUATION ACCOUNTS
PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(Dollars in thousands)

	Additions
Description	Balance at beginning of period	Charged to costs and expenses	Charges to other accounts	Deductions	Balance at end of period
2006
Allowance for losses on commercial mortgage loans	$6,775	$0	$0	$(6,300)	$475
Bad debt reserve associated with Lender’s Indemnity product line	$0	$27,100	$0	$0	$27,100
2005
Allowance for losses on commercial mortgage loans	$3,250	$3,525	$0	$0	$6,775

PART C

OTHER INFORMATION

Item 24.   Financial Statements and Exhibits.

(a)           Financial Statements:

All required financial statements are included in Part A and Part B of this Registration Statement.

(b)          Exhibits:

1.	Resolution of the Board of Directors of Protective Life Insurance Company authorizing establishment of the Protective Life Variable Annuity Separate Account(2)
2.	Not applicable
3.	(a) Form of Underwriting Agreement among Protective Life Insurance Company, Investment Distributors, Inc. and the Protective Life Variable Annuity Separate Account(2)
(b) Form of Distribution Agreement between Investment Distributors, Inc. and broker-dealers(2)
4.	(a) Form of Individual Flexible Premium Deferred Variable and Fixed Annuity Contract(7)
(b) Form of Group Flexible Premium Deferred Variable and Fixed Annuity Contract(7)
(c) Participant Certificate for Use with Group Flexible Premium Deferred Variable and Fixed Annuity Contract(7)
(d) Death Benefit Endorsement(10)
(e) Annual Reset Death Benefit Rider(4)
(f) Annual Reset Death Benefit Rider (revised)(10)
(g) Compound Death Benefit Rider(4)
(h) Compound Death Benefit Rider (revised)(10)
(i) Return of Purchase Payments Rider(4)
(j) Earnings Enhancement Death Benefit (EEDB) Rider(7)
(k) Earnings Enhancement Death Benefit (EEDB) Endorsement (revised)(10)
(l) Spousal Continuation Endorsement for Earnings Enhanced Death Benefit (EEDB)(9)
(m) Enhanced Spousal Continuation Benefit Endorsement(9)
5.	(a) Form of Contract Application for Individual Flexible Premium Deferred Variable and Fixed Annuity Contract(7)
(b) Form of Contract Application for Group Flexible Premium Deferred Variable and Fixed Annuity Contract(7)
6.	(a) Charter of Protective Life Insurance Company.(1)
(b) By-Laws of Protective Life Insurance Company.(1)
(c) 2002 Amended and Restated Charter of Protective Life Insurance Company (15)
(d) 2002 Amended and Restated By-Laws of Protective Life Insurance Company (15)
7.	Form of Reinsurance Agreement between Protective Life Insurance Company and Connecticut General Life Insurance Company(11)
8.	(a) Participation/Distribution Agreement (Protective Investment Company)(2)
(b) Participation Agreement (Oppenheimer Variable Account Funds)(3)
(c) Participation Agreement (MFS Variable Insurance Trust)(3)
(d) Participation Agreement (Calvert Group, formerly Acacia Capital Corporation)(3)
(e) Participation Agreement (Van Eck Worldwide Insurance Trust)(6)
(f) Participation Agreement (Van Kampen Asset Management, Inc.)(8)

(g) Participation Agreement (Lord Abbett Series Fund)(5)
(h) Participation Agreement for Class II shares (Van Kampen)(11)
(i) Form of Participation Agreement for Service Class Shares (Oppenheimer Variable Account Funds)(11)
(j) Form of Participation Agreement for Service Class Shares (Universal Institutional Funds, Inc.)(11)
(k) Form of Amended and Restated Participation Agreement (MFS Variable Insurance Trust)(11)
(l) Form of Participation Agreement (Goldman Sachs Variable Insurance Trust)(12)
(m) Participation Agreement (Fidelity® Variable Insurance Products)(13)
(n) Participation Agreement (Franklin Templeton Variable Insurance Products Trust)(14)
(o) Amended and Restated Participation Agreement (Fidelity® Variable Insurance Products)(14)
(p) Rule 22c-2 Shareholder Information Agreement (Calvert Group)(15)
(q) Rule 22c-2 Shareholder Information Agreement (Fidelity Variable Insurance Products)(15)
(r) Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust)(15)
(s) Rule 22c-2 Shareholder Information Agreement (Goldman Sachs Variable Insurance Trust)(15)
(t) Rule 22c-2 Shareholder Information Agreement (Lord Abbett Series Fund)(15)
(u) Rule 22c-2 Shareholder Information Agreement (MFS Variable Insurance Trust)(15)
(v) Rule 22c-2 Shareholder Information Agreement (Oppenheimer Variable Account Funds)(15)
(w) Rule 22c-2 Shareholder Information Agreement (Universal Institutional Funds, Inc.)(15)
(x) Rule 22c-2 Shareholder Information Agreement (Van Kampen Life Investment Trust)(15)
(y) Form of Rule 22c-2 Agreement (Van Eck Worldwide Insurance Trust)(15)
9.	Opinion and Consent of Steve M. Callaway, Esq.(5)
10.	(a) Consent of Sutherland, Asbill & Brennan, LLP
(b) Consent of PricewaterhouseCoopers LLP
11.	No financial statements will be omitted from Item 23
12.	Not applicable
13.	Not applicable
14.	Powers of Attorney

(1)	Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on October 28, 1993.
(2)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on February 23, 1994.
(3)	Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 30, 1997.
(4)	Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 333-68551) filed with the Commission on December 8, 1998.
(5)	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-81553), filed with the Commission on April 24, 2000.
(6)	Incorporated herein by reference to Pre-Effective Amendment Number 1 to the Form N-4 Registration Statement, (File No. 333-60149) filed with the Commission on October 26, 1998.
(7)	Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement, (File No. 333-81553) filed with the Commission on June 25, 1999.
(8)	Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 20, 2000.

(9)	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-94047) filed with the Commission on February 26, 2001.
(10)	Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-81553), filed with the Commission on February 28, 2003.
(11)	Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 30, 2003.
(12)	Incorporated herein by reference to the initial Registration Statement on Form N-4 (File No. 333-112892), filed with the Commission on February 17, 2004.
(13)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-107331), filed with the Commission on November 26, 2003.
(14)	Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-116813), filed with the Commission on April 28, 2006.
(15)	Incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

Item 25.   Directors and Officers of Depositor.

Name and Principal Business Address	Position and Offices with Depositor
John D. Johns	Chairman of the Board, Chief Executive Officer, President, and Director
R. Stephen Briggs	Executive Vice President, Life and Annuity Division, and Director
Gary Corsi	Executive Vice President and Chief Financial Officer and Director
Richard J. Bielen	Executive Vice President, Chief Investment Officer, Treasurer, and Director
Deborah J. Long	Executive Vice President, General Counsel, and Secretary
Carl S. Thigpen	Executive Vice President, Chief Mortgage and Real Estate Officer and Assistant Secretary
Carolyn Johnson	Senior Vice President, Chief Operations and Technology Officer
Carolyn King	Senior Vice President, Acquisitions Division
Kevin Howard	Senior Vice President and Chief Product Actuary, Life and Annuity Division
Brent E. Griggs	Senior Vice President, Asset Protection Division
Wayne E. Stuenkel	Senior Vice President and Chief Actuary
Judy Wilson	Senior Vice President, Stable Value Products
Steven G. Walker	Senior Vice President and Controller and Chief Accounting Officer
Alan E. Watson	Senior Vice President, Life and Annuity Division
John B. Deremo	Senior Vice President, Life and Annuity Division

*      Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 26.   Persons Controlled by or Under Common Control With the Depositor and Registrant.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company’s outstanding voting common stock is owned by Protective Life Corporation. Protective Life Corporation is described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by Protective Life Corporation may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in Exhibit 21 to Form 10-K of Protective Life Corporation for the fiscal year ended December 31, 2006 (File No. 1-11339) filed with the Commission on March 11, 2007.

Item 27.   Number of Contractowners.

As of March 31, 2007, there were 5,540 contract owners of the Protective AdvantageSM individual and group flexible premium deferred variable and fixed annuity contracts offered by Registrant.

Item 28.   Indemnification of Directors and Officers.

Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life’s directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

In addition, the executive officers and directors are insured by PLC’s Directors’ and Officers’ Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriter.

(a)          Investment Distributors, Inc. (“IDI”) is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Life Separate Account and Variable Annuity Separate Account A of Protective Life.

(b)         The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Edwin V. Caldwell	President, Secretary and Director	Vice President, Life and Annuity Division
Robert Stephen Briggs	Vice President and Director	Executive Vice President, Life and Annuity Division, and Director
Kevin B. Borie	Director	Vice President and Actuary, Life and Annuity Division
Bonnie Miller	Assistant Secretary	Second Vice President, Life and Annuity Division
Barry K. Brown	Assistant Secretary	Assistant Vice President, LLC Commissions
Cindy McGill	Assistant Secretary	Director II, Life and Annuity Division
Gary Carroll	Chief Compliance Officer and Director	Second Vice President, Compliance, Life and Annuity Division
Julena Johnson	Assistant Compliance Officer	Compliance Auditor II
Thomas R. Barrett	Chief Financial Officer and Director	Director, Operational Accounting, Life and Annuity Division
Jason P. Dees	Assistant Financial Officer	Staff Accountant II, Life and Annuity Division

*      Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

(c)          The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 30.   Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(c) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 31.   Management Services.

All management contracts are discussed in Part A or Part B.

Item 32.   Undertakings.

(a)          Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

(b)         Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)          Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)         The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP- 6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e)          Protective Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant of this Registration Statement certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on April 27, 2007.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
By:	/s/ JOHN D. JOHNS John D. Johns, President Protective Life Insurance Company
PROTECTIVE LIFE INSURANCE COMPANY
By:	/s/ JOHN D. JOHNS John D. Johns, President Protective Life Insurance Company

As required by the Securities Act of 1933, this amendment to the Registration Statement on
Form N-4 has been signed by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date
	/s/ JOHN D. JOHNS	Chairman of the Board,
	John D. Johns	President and Director	April 27, 2007
(Principal Executive Officer)
	*	Executive Vice President,
	Gary Corsi	Chief Financial Officer and Director	April 27, 2007
(Principal Financial Officer)
	*	Senior Vice President, Controller,
	Steven G. Walker	and Chief Accounting Officer	April 27, 2007
(Principal Accounting Officer)
	*	Director	April 27, 2007
R. Stephen Briggs
	*	Director	April 27, 2007
Richard J. Bielen
*By:	/s/ MAX BERUEFFY		April 27, 2007
Max Berueffy
Attorney-in-fact